UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fund A
Class A (incl. 3.75% sales charge)	3.90%	3.04%
Class T (incl. 2.75% sales charge)	4.90%	3.26%
Class B (incl. contingent deferred sales charge) B	3.88%	3.12%
Class C (incl. contingent deferred sales charge) C	6.18%	3.59%

A From August 16, 2000.

B Class B shares' contingent deferred sales charges included in the past one year, and life of fund total return figures are 3.5%, and 2%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, and life of fund total return figures are 1%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class T on August 16, 2000, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Index Plus did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine McConnell, Portfolio Manager of Fidelity® Advisor Floating Rate High Income Fund

Leveraged loans produced solid performance during the year that ended October 31, 2003, outperforming Treasuries and other investment-grade offerings, while underperforming high-yield bonds and equities. The CSFB Leveraged Loan Index Plus, a broad measure of this market, returned 13.17% for the past 12 months. The year began with the average price on bank loans trading at 96 cents on the dollar and new-loan yield spreads at LIBOR (London Interbank Offering Rate) +375 basis points with LIBOR floors of 3%. During the year, prices rallied to $100.50 bid and the yield spread narrowed to LIBOR +261 basis points. First-half performance was driven by a rally, or narrowing, in credit yield spreads while market technicals - loan supply and demand - drove second half performance. Market strength led to an unprecedented amount of opportunistic repricing amendments by issuers. The year-to-date total was $28 billion (28% of the S&P® Performing Loan Index) on 65 loans. Additionally, year-to-date loan repayments and refinancings equaled $57 billion.

For the year that ended October 31, 2003, Fidelity Advisor Floating Rate High Income Fund's Class A, Class T, Class B and Class C shares returned 7.95%, 7.87%, 7.38% and 7.18%, respectively. In comparison, the CSFB Leveraged Loan Index Plus returned 13.17%, while the LipperSM Loan Participation Funds Average returned 7.71%. Performance was helped by security selection in cable television provider Adelphia; overweighted positions in some strong performing utilities, such as Centerpoint and AES; and avoiding troubles in Safety Kleen, a waste management company. From a sector standpoint, underweighted positions in consumer cyclical companies - particularly autos, chemicals and asset-light service providers - helped performance, as did overweighting electric utilities. Conversely, a high cash position and being underweighted in the distressed and bankrupt categories detracted from relative performance. An underweighted position in rural cellular providers that were bailed out through high-yield bond refinancings also restrained returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Finance Co.	2.9	1.3
EchoStar DBS Corp.	2.8	0.0
Qwest Corp.	2.1	0.0
Tyco International Ltd.	1.9	0.0
Charter Communications Operating LLC	1.7	1.8
	11.4
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	7.2
Cable TV	9.7	6.3
Healthcare	7.7	7.4
Electric Utilities	7.6	9.3
Publishing/Printing	3.7	2.9
Quality Diversification (% of fund's net assets) as of October 31, 2003
As of October 31, 2003 *	As of April 30, 2003 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 3.8%	BBB 4.3%
BB 43.2%	BB 47.0%
B 20.4%	B 20.0%
CCC,CC,C 0.8%	CCC,CC,C 1.1%
D 0.1%	D 0.0%
Not Rated 10.7%	Not Rated 10.0%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 21.0%	Short-Term Investments and Net Other Assets 17.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Floating Rate Loans 71.4%		Floating Rate Loans 77.1%
	Nonconvertible Bonds 7.5%		Nonconvertible Bonds 5.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 21.0%		Short-Term Investments and Net Other Assets 17.6%
* Foreign investments	4.1%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Floating Rate Loans (e) - 71.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.9%
DRS Technologies, Inc. term loan:
3.6957% 11/4/10 (d)	$ 1,150	$ 1,150
4.1806% 9/30/08 (d)	1,524	1,547
Titan Corp. Tranche B term loan 4.4302% 6/30/09 (d)	2,963	2,963
Transdigm, Inc. term loan 4.13% 7/22/10 (d)	1,600	1,614
United Defense Industries, Inc. Tranche B term loan 3.12% 8/13/09 (d)	5,074	5,099
		12,373
Automotive - 1.4%
CSK Automotive, Inc. Tranche B term loan 3.87% 6/13/09 (d)	1,000	1,010
Goodyear Dunlop Tire Europe BV term loan 5.13% 4/30/05 (d)	2,000	1,970
SPX Corp. Tranche B term loan 3.4375% 9/30/09 (d)	6,816	6,884
Travelcenters of America, Inc. term loan 4.3795% 11/14/08 (d)	948	951
TRW Automotive Holdings Corp. Tranche C term loan 4.13% 2/28/11 (d)	7,000	7,105
United Components, Inc. Tranche B term loan 4.38% 6/30/10 (d)	3,000	3,030
		20,950
Broadcasting - 3.5%
Cumulus Media, Inc. Tranche C term loan 3.625% 3/28/10 (d)	8,064	8,145
Emmis Communications Corp. Tranche B term loan 3.38% 8/31/09 (d)	10,056	10,157
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (d)	3,000	2,970
Gray Television, Inc. Tranche C term loan 3.396% 12/31/10 (d)	4,000	4,030
LIN Television Corp. Tranche B term loan 3.1626% 12/31/07 (d)	8,910	8,999
Nexstar Finance LLC Tranche B term loan 4.12% 12/31/10 (d)	2,000	2,008
Paxson Communications Corp. Tranche B term loan 4.4298% 6/30/06 (d)	4,455	4,488
Sinclair Broadcast Group, Inc.:
term loan 3.3518% 12/31/09 (d)	6,900	6,969
Tranche A1 term loan 3.4375% 12/31/09 (d)	2,284	2,307
		50,073
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Building Materials - 0.1%
National Waterworks, Inc. Tranche B1 term loan 3.88% 11/22/09 (d)	$ 1,980	$ 1,999
Cable TV - 6.9%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (d)	5,500	5,555
CC VIII Operating LLC Tranche B term loan 3.66% 2/2/08 (d)	14,925	14,477
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (d)	2,750	2,448
Charter Communication Operating LLC:
term loan 3.91% 9/18/08 (d)	4,433	4,277
Tranche B term loan 3.92% 3/18/08 (d)	20,830	20,205
Comcast Corp. term loan 2.245% 11/20/06 (d)	13,000	13,033
DIRECTV Holdings LLC Tranche B1 term loan 3.9573% 3/6/10 (d)	18,300	18,437
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	3,000	2,595
Insight Midwest Holdings LLC Tranche B term loan:
3.9375% 12/31/09 (d)	3,000	3,023
4% 12/31/09 (d)	1,000	1,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	2,000	2,015
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (d)	7,500	7,125
Parnassos LP term loan 6/30/07 (d)	4,360	4,163
Pegasus Media & Communications, Inc. Tranche B term loan 4.625% 4/30/05 (d)	536	523
United Pan-Europe Communications NV Tranche C term loan 6.65% 3/31/09 (d)	1,000	970
		99,846
Capital Goods - 3.2%
Dresser, Inc. Tranche B term loan 5.89% 4/10/09 (d)	3,487	3,539
Flowserve Corp. Tranche C term loan 3.9375% 6/30/09 (d)	2,607	2,623
Kansas City Southern Railway Co. Tranche B term loan 3.6548% 6/12/08 (d)	2,180	2,191
Mueller Group, Inc. Tranche E term loan 3.8862% 5/31/08 (d)	1,975	1,985
Terex Corp. term loan:
3.1238% 7/3/09 (d)	6,454	6,454
3.7425% 12/31/09 (d)	2,448	2,454
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
TriMas Corp. Tranche B term loan 4.4% 12/31/09 (d)	$ 876	$ 876
Tyco International Ltd. revolver loan 4.245% 2/6/06 (d)	27,000	26,899
		47,021
Chemicals - 1.2%
CP Kelco:
Tranche B term loan 5.14% 3/31/08 (d)	303	305
Tranche C term loan 5.39% 9/30/08 (d)	101	102
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.62% 8/24/07 (d)	615	618
Geo Specialty Chemicals, Inc. Tranche B term loan 7.1875% 12/31/07 (d)	1,149	804
Georgia Gulf Corp. Tranche C term loan 3.37% 5/12/09 (d)	1,094	1,102
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,656
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,656
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8963% 4/28/09 (d)	702	705
Tranche C2 term loan 4.3963% 4/28/10 (d)	1,010	1,015
Millennium America, Inc. term loan 4.1875% 6/18/06 (d)	1,313	1,316
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,790	2,811
		18,090
Consumer Products - 2.5%
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	816	822
Central Garden & Pet Co. Tranche B term loan 3.87% 5/14/09 (d)	998	1,005
Church & Dwight Co., Inc. Tranche B term loan 3.38% 9/30/07 (d)	7,000	7,088
Jostens, Inc. term loan 3.64% 7/29/10 (d)	5,000	5,019
Playtex Products, Inc. Tranche C term loan 4.6584% 5/31/09 (d)	2,955	2,940
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (d)	989	979
Sealy Mattress Co.:
Tranche B term loan 3.25% 12/15/04 (d)	787	789
Tranche C term loan 3.5% 12/15/05 (d)	1,053	1,056
Tranche D term loan 3.75% 12/15/06 (d)	1,346	1,350
Tempur Pedic, Inc. Tranche B term loan 4.64% 6/30/09 (d)	1,995	2,005
The Scotts Co. term loan 3.125% 9/30/10 (d)	9,000	9,113
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
Weight Watchers International, Inc.:
Tranche B term loan 3.38% 12/31/09 (d)	$ 3,624	$ 3,661
Tranche C term loan 3.44% 12/31/09 (d)	465	467
		36,294
Containers - 2.5%
Ball Corp. Tranche B term loan 3.39% 12/19/09 (d)	2,944	2,944
Berry Plastics Corp. term loan 4.1294% 6/30/10 (d)	1,980	2,000
Crown Cork & Seal Americas, Inc. Tranche B term loan 4.14% 9/15/08 (d)	2,000	2,030
Owens Illinois Group, Inc.:
Tranche A term loan 4.4% 4/1/07 (d)	10,000	10,025
Tranche B term loan 4.4% 4/1/08 (d)	9,200	9,246
Printpack Holdings, Inc. Tranche B term loan 3.875% 3/31/09 (d)	980	983
Silgan Holdings, Inc. Tranche B term loan 3.4% 11/30/08 (d)	8,955	9,000
		36,228
Diversified Media - 1.6%
Blockbuster, Inc. Tranche B term loan 2.4114% 7/1/04 (d)	1,400	1,398
CanWest Media, Inc. Tranche D term loan 3.88% 5/15/09 (d)	2,000	2,020
Cinram International, Inc. Tranche B term loan 6.75% 9/30/09 (d)	1,000	999
Lamar Media Corp. Tranche B term loan 3.4375% 6/30/10 (d)	9,500	9,595
Vivendi Universal Entertainment LLC term loan 3.9123% 9/30/08 (d)	9,000	9,079
		23,091
Electric Utilities - 7.1%
AES Corp. term loan 5.2643% 4/30/08 (d)	18,000	18,180
Allegheny Energy Supply Co. LLC Tranche 1 term loan 7.12% 9/30/04 (d)	4,235	4,266
Aquila Networks Canada Corp. term loan 6.75% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8.75% 5/15/06 (d)	683	696
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,993	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	15,000	17,100
CenterPoint Energy, Inc. term loan 4.6875% 10/7/06 (d)	3,000	3,026
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Michigan Electric Transmission Co. LLC term loan 3.62% 5/1/07 (d)	$ 346	$ 347
Northwestern Corp. term loan 8.75% 12/1/06 (d)	988	992
Pacific Gas & Electric Co. revolver loan 8.75% 3/31/04 (d)	21,395	21,609
Reliant Resources, Inc. Tranche A term loan 5.27% 3/15/07 (d)	1,622	1,444
Southern California Edison Co. Tranche B term loan 4.1875% 3/1/05 (d)	16,782	16,950
Tucson Electric Power Co. Tranche B term loan 6.62% 11/14/06 (d)	1,700	1,709
Western Resources, Inc. term loan 4.12% 6/6/05 (d)	6,392	6,424
		102,743
Energy - 2.0%
A.T. Massey Coal Co., Inc. term loan 4.62% 1/1/07 (d)	998	998
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,030
Parker Drilling Co. term loan 7.25% 10/10/07 (d)	500	503
PMC (Nova Scotia) Co. term loan 3.37% 5/5/06 (d)	2,760	2,757
Premcor Refining Group, Inc. term loan 4.34% 2/11/06 (d)	2,000	2,020
Pride Offshore, Inc. term loan 4.6799% 6/20/07 (d)	1,182	1,185
Tesoro Petroleum Corp. term loan 6.585% 4/15/08 (d)	1,990	2,040
WEG Acquisitions LP term loan 5.6101% 6/17/08 (d)	3,600	3,636
Williams Energy Partners LP Tranche B term loan 3.555% 8/6/08 (d)	3,900	3,920
Williams Production RMT Co. term loan 4.9% 5/30/07 (d)	11,721	11,867
		29,956
Entertainment/Film - 0.7%
Cinemark USA, Inc. term loan 5.5% 3/31/08 (d)	4,160	4,201
Regal Cinemas Corp. Tranche D term loan 3.6875% 6/30/09 (d)	5,884	5,943
		10,144
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 4.3926% 1/15/10 (d)	8,746	8,878
Tranche A term loan 4.37% 1/15/10 (d)	1,143	1,159
Tranche C term loan 4.14% 1/15/10 (d)	3,000	3,038
Casella Waste Systems, Inc. Tranche B term loan 3.9063% 1/24/10 (d)	3,000	3,004
IESI Corp. term loan 4.25% 9/30/10 (d)	2,000	2,020
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Environmental - continued
Stericycle, Inc. Tranche B term loan 3.37% 9/5/07 (d)	$ 485	$ 488
Waste Connections, Inc. term loan 3.1375% 10/22/10 (d)	2,000	2,020
		20,607
Food and Drug Retail - 0.7%
Rite Aid Corp. term loan 4.12% 4/30/08 (d)	10,000	10,175
Food/Beverage/Tobacco - 2.1%
B&G Foods, Inc. term loan 4.3701% 8/31/09 (d)	3,000	3,030
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	748	751
Constellation Brands, Inc. Tranche B term loan 5% 11/30/08 (d)	3,125	3,156
Del Monte Corp. Tranche B term loan 4.9143% 12/20/10 (d)	4,963	5,037
Merisant Co. Tranche B term loan 3.89% 1/11/10 (d)	1,511	1,524
National Dairy Holdings LP Tranche B term loan 3.37% 4/30/09 (d)	2,733	2,737
NBTY, Inc. Tranche B term loan 3.6875% 7/25/09 (d)	1,995	2,015
Nellson Nutraceutical, Inc. Tranche B term loan 4.14% 10/4/09 (d)	994	1,005
Reddy Ice Group, Inc. term loan 4.12% 8/15/09 (d)	800	807
Suiza Foods Corp. Tranche B1 term loan 3.14% 7/15/08 (d)	9,992	10,080
		30,142
Gaming - 1.5%
Alliance Gaming Corp. term loan 3.96% 9/5/09 (d)	4,750	4,786
Ameristar Casinos, Inc. Tranche B term loan 3.875% 12/20/06 (d)	2,657	2,677
Argosy Gaming Co. Tranche B term loan 3.89% 7/31/08 (d)	2,642	2,652
Boyd Gaming Corp. term loan 3.1395% 6/24/08 (d)	1,481	1,489
Mandalay Resort Group term loan 2.9375% 8/21/06 (d)	2,000	1,998
Marina District Finance Co., Inc. Tranche B term loan 5.1373% 12/13/07 (d)	3,000	3,030
Penn National Gaming, Inc. Tranche B term loan 4.6418% 9/1/07 (d)	2,985	3,007
Venetian Casino Resort LLC Tranche B term loan 4.14% 6/4/08 (d)	2,666	2,693
		22,332
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - 7.7%
Accredo Health, Inc. Tranche B term loan 3.88% 3/31/09 (d)	$ 985	$ 994
ALARIS Medical Systems, Inc. term loan 3.8701% 6/30/09 (d)	834	846
Alliance Imaging, Inc. Tranche C term loan 3.5533% 6/10/08 (d)	838	833
Alpharma, Inc. Tranche B term loan 4.4485% 7/31/08 (d)	1,669	1,671
AmeriPath, Inc. term loan 5.62% 3/27/10 (d)	2,985	2,978
AMN Healthcare, Inc. Tranche B term loan 4.16% 10/2/08 (d)	1,050	1,059
Apria Healthcare Group, Inc. Tranche B term loan 3.14% 7/20/08 (d)	2,960	2,971
Beverly Enterprises, Inc. term loan 4.4182% 10/22/08 (d)	2,000	2,023
Caremark Rx, Inc. term loan 3.38% 3/31/06 (d)	3,940	3,950
Community Health Systems, Inc. term loan:
3.64% 7/16/10 (d)	6,049	6,109
3.64% 1/16/11 (d)	4,500	4,545
Concentra Operating Corp. term loan 4.9204% 6/30/09 (d)	1,995	2,012
CONMED Corp. Tranche B term loan 3.8776% 12/15/09 (d)	998	1,007
Connecticare Capital LLC term loan 5.023% 10/29/09 (d)	2,000	2,018
DaVita, Inc. Tranche B term loan 3.6398% 3/31/09 (d)	15,957	16,077
Express Scripts, Inc. Tranche B term loan 3.128% 3/31/07 (d)	2,308	2,316
Fisher Scientific International, Inc.:
term loan 3.6405% 3/31/10 (d)	2,130	2,154
Tranche B term loan 3.3896% 3/31/10 (d)	4,520	4,559
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.39% 2/21/10 (d)	6,983	7,052
Genesis Health Ventures, Inc. Tranche B term loan 4.62% 3/31/07 (d)	1,322	1,322
Hanger Orthopedic Group, Inc. Tranche B term loan 3.87% 9/30/09 (d)	2,950	2,983
HCA, Inc. term loan 2.12% 4/30/06 (d)	5,341	5,274
IASIS Healthcare Corp. Tranche B term loan 5.4% 2/7/09 (d)	1,845	1,868
Kinetic Concepts, Inc. Tranche B term loan 3.89% 8/11/10 (d)	5,686	5,750
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Medco Health Solutions, Inc. Tranche B term loan 3.43% 6/30/10 (d)	$ 8,000	$ 8,080
Oxford Health Plans, Inc. term loan 4.5656% 4/30/09 (d)	1,990	1,997
PacifiCare Health Systems, Inc. term loan 4.63% 6/3/08 (d)	3,990	4,030
Sybron Dental Management, Inc. term loan 3.6357% 6/6/09 (d)	1,032	1,035
Triad Hospitals, Inc.:
Tranche A term loan 3.12% 3/31/07 (d)	720	720
Tranche B term loan 4.12% 9/30/08 (d)	9,782	9,831
Vanguard Health Systems, Inc. Tanche B term loan 5.4375% 1/3/10 (d)	1,985	1,995
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.62% 4/17/07 (d)	988	990
		111,049
Homebuilding/Real Estate - 0.7%
AIMCO Properties LP term loan 3.78% 3/11/04 (d)	1,096	1,103
Apartment Investment & Management Co. term loan 3.89% 5/29/08 (d)	4,000	4,035
CB Richard Ellis Services, Inc. term loan 4.4145% 12/31/08 (d)	3,000	3,023
Corrections Corp. of America Tranche C term loan 3.88% 3/31/08 (d)	1,358	1,375
		9,536
Hotels - 0.7%
Extended Stay America, Inc.:
Tranche A3 term loan 4.12% 7/24/07 (d)	973	975
Tranche B term loan 4.87% 1/15/08 (d)	2,323	2,349
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.995% 10/9/06 (d)	2,000	1,998
Wyndham International, Inc. term loan:
5.875% 4/1/06 (d)	3,990	3,771
5.875% 6/30/06 (d)	1,838	1,691
		10,784
Insurance - 0.4%
Conseco, Inc.:
Tranche A term loan 6.38% 9/10/09 (d)	3,077	3,073
Tranche B term loan 9.5% 9/10/10 (d)	923	922
USI Holdings Corp. term loan 4.16% 8/11/09 (d)	1,995	2,005
		6,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - 0.6%
Six Flags Theme Park, Inc. Tranche B term loan 3.37% 6/30/09 (d)	$ 8,000	$ 8,010
Vail Corp. term loan 3.91% 12/10/08 (d)	995	1,006
		9,016
Metals/Mining - 0.2%
Compass Minerals Group, Inc. Tranche B term loan 3.6702% 11/28/09 (d)	392	396
Peabody Energy Corp. term loan 3.6379% 3/21/10 (d)	2,985	3,015
		3,411
Paper - 3.0%
Georgia-Pacific Corp. term loan 3.345% 11/28/05 (d)	5,000	5,000
Graphic Packaging International, Inc. Tranche B term loan 3.8936% 8/8/10 (d)	15,600	15,795
Jefferson Smurfit Corp. Tranche B term loan 4.4375% 3/31/07 (d)	3,569	3,600
Jefferson Smurfit Corp. U.S.:
revolver loan 3.9316% 3/31/05 (d)	527	519
Tranche B term loan 3.9% 9/16/10 (d)	500	503
Tranche C term loan 4.4% 9/16/11 (d)	500	503
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	14,293	14,418
Tranche C term loan 3.6875% 6/30/09 (d)	2,708	2,732
		43,070
Publishing/Printing - 3.7%
Advanstar Communications, Inc. Tranche B term loan 5.64% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.91% 4/1/07 (d)	2,729	2,749
CBD Media, Inc. Tranche B term loan 4.38% 12/31/09 (d)	3,172	3,208
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.6554% 12/31/08 (d)	5,000	5,025
Tranche B term loan 5.1293% 11/8/09 (d)	2,652	2,679
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.9026% 9/9/09 (d)	5,897	5,948
Tranche B term loan 3.8951% 9/9/10 (d)	14,500	14,663
Medianews Group, Inc. Tranche B term loan 3.875% 12/31/06 (d)	2,000	2,005
Moore Holdings USA, Inc. Tranche B term loan 3.6375% 3/15/10 (d)	2,993	2,996
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	$ 3,000	$ 3,030
R.H. Donnelly Corp. Tranche B term loan 5.1452% 6/30/10 (d)	3,226	3,282
Reader's Digest Association, Inc.:
Tranche A term loan 4.1927% 5/20/07 (d)	1,000	1,001
Tranche B term loan 4.2375% 5/20/08 (d)	2,793	2,793
Sun Media Corp. Canada Tranche B term loan 3.66% 2/7/09 (d)	1,915	1,925
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.169% 6/27/08 (d)	1,150	1,153
		52,645
Restaurants - 0.5%
AFC Enterprises, Inc. Tranche B term loan 4.1875% 5/23/09 (d)	1,017	1,017
Buffets, Inc. term loan 4.6047% 6/28/09 (d)	692	694
Domino's, Inc. term loan 4.125% 6/25/10 (d)	4,410	4,465
Jack in the Box, Inc. Tranche B term loan 4.3967% 7/22/07 (d)	1,489	1,504
		7,680
Services - 1.3%
Coinmach Corp. Tranche B term loan 3.9249% 7/25/09 (d)	2,254	2,271
CSG Systems International, Inc. Tranche B term loan 3.9298% 2/28/08 (d)	3,851	3,774
Iron Mountain, Inc. Tranche B term loan 3.3996% 2/15/08 (d)	4,980	5,030
JohnsonDiversey, Inc. Tranche B term loan 3.8644% 11/3/09 (d)	1,590	1,610
United Rentals, Inc. term loan 4.1488% 10/7/07 (d)	852	856
Wackenhut Corrections Corp. term loan 4.1337% 7/9/09 (d)	1,975	1,995
Worldspan LP Tranche B term loan 4.8942% 6/30/07 (d)	3,000	2,996
		18,532
Steels - 0.2%
International Steel Group, Inc.:
Tranche A term loan 4.87% 5/5/05 (d)	365	364
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - continued
International Steel Group, Inc.: - continued
Tranche B term loan 5.12% 5/7/07 (d)	$ 599	$ 596
Steel Dynamics, Inc. Tranche B term loan 4.1565% 3/26/08 (d)	1,970	1,995
		2,955
Super Retail - 0.7%
Advance Stores Co., Inc. Tranche C term loan 3.8846% 11/30/07 (d)	2,009	2,029
Hollywood Entertainment Corp. Tranche B term loan 4.62% 3/31/08 (d)	2,763	2,784
Oriental Trading Co., Inc. Tranche B term loan 3.9375% 8/4/10 (d)	2,173	2,178
PETCO Animal Supplies, Inc. Tranche D term loan 3.64% 10/2/08 (d)	1,459	1,473
Rent-A-Center, Inc. term loan 3.3788% 5/28/09 (d)	1,995	2,012
		10,476
Technology - 2.6%
Alliant Techsystems, Inc. Tranche C term loan 3.4927% 4/20/09 (d)	4,158	4,199
AMI Semiconductor, Inc. term loan 3.62% 9/26/08 (d)	2,400	2,424
Amphenol Corp. Tranche B term loan 3.6428% 5/6/10 (d)	6,608	6,674
Fairchild Semiconductor Corp. term loan 3.6875% 6/19/08 (d)	4,988	5,025
Global Imaging Systems, Inc. term loan 4.1586% 6/25/09 (d)	998	1,007
Loral Satellite, Inc. term loan 1/7/05 (d)	708	690
Loral Space & Communications Ltd. term loan 5.25% 1/7/05 (d)	2,000	1,975
Loral Spacecom Corp. revolver loan 5.25% 1/7/05 (d)	385	380
Seagate Technology Holdings, Inc. term loan 3.125% 5/13/07 (d)	1,980	1,995
Semiconductor Components Industries LLC Tranche D term loan 5.1875% 8/4/07 (d)	3,000	3,008
Xerox Corp. term loan 3.39% 9/30/08 (d)	10,000	10,025
		37,402
Telecommunications - 9.7%
American Tower LP:
Tranche A term loan 3.3991% 6/30/07 (d)	14,421	14,385
Tranche B term loan 4.6101% 12/31/07 (d)	7,648	7,705
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.4355% 5/31/07 (d)	1,183	1,183
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Puerto Rico Operations Corp.: - continued
Tranche C term loan 4.6892% 11/30/07 (d)	$ 817	$ 817
Cincinnati Bell, Inc.:
Tranche A term loan 4.8814% 11/9/04 (d)	233	234
Tranche C term loan 4.8702% 6/29/07 (d)	787	791
Crown Castle International Corp. Tranche A term loan 3.64% 9/15/07 (d)	650	651
Crown Castle Operating Co. Tranche B term loan 4.65% 9/30/10 (d)	13,463	13,563
Dobson Cellular Systems, Inc. term loan 6.25% 3/31/10 (d)	7,000	7,079
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (d)	12,181	12,211
Tranche C term loan 4.8125% 12/31/08 (d)	12,181	12,211
Tranche D term loan 4.1875% 3/31/09 (d)	18,060	18,150
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	29,000	29,834
Qwest Services Corp. Tranche Q revolver loan 4.638% 5/3/05 (d)	3,125	3,094
Rural Cellular Corp.:
Tranche B term loan 4.63% 10/3/08 (d)	2,441	2,444
Tranche C term loan 4.84% 4/3/09 (d)	2,441	2,444
SpectraSite Communications, Inc. Tranche A term loan 3.4923% 6/30/07 (d)	6,750	6,758
Western Wireless Corp.:
Tranche A term loan 3.44% 3/31/08 (d)	1,950	1,911
Tranche B term loan 4.478% 9/30/08 (d)	5,073	5,073
		140,538
Textiles & Apparel - 0.1%
William Carter Co. Tranche C term loan 5.5% 9/30/08 (d)	851	851
TOTAL FLOATING RATE LOANS (Cost $1,026,021)		1,036,009
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	$ 2,000	$ 2,190
Cable TV - 2.8%
EchoStar DBS Corp.:
4.41% 10/1/08 (c)(d)	38,000	38,940
10.375% 10/1/07	1,965	2,169
		41,109
Capital Goods - 0.2%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,176
Chemicals - 0.3%
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	1,310	1,349
Methanex Corp. yankee 7.75% 8/15/05	3,000	3,158
		4,507
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,160
Diversified Media - 0.7%
Liberty Media Corp. 2.64% 9/17/06 (d)	10,000	10,006
Electric Utilities - 0.5%
Allegheny Energy, Inc. 7.75% 8/1/05	1,000	1,015
Pacific Gas & Electric Co.:
6.75% 10/1/23	285	291
7.05% 3/1/24	1,000	1,020
Power Contract Financing LLC 5.2% 2/1/06 (c)	1,100	1,097
Southern California Edison Co.:
5.875% 9/1/04	1,250	1,281
8% 2/15/07	2,000	2,240
		6,944
Energy - 1.6%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,145
Chesapeake Energy Corp. 7.875% 3/15/04	4,000	4,190
Dynegy Holdings, Inc. 7.7% 7/15/08 (c)(d)	2,000	2,100
Pemex Project Funding Master Trust:
2.65% 1/7/05 (c)(d)	2,000	2,011
2.95% 10/15/09 (c)(d)	3,000	3,008
Pride International, Inc. 10% 6/1/09	3,000	3,210
Pride Petroleum Services, Inc. 9.375% 5/1/07	538	565
Southern Natural Gas Co. 8.875% 3/15/10	840	918
The Coastal Corp. 6.2% 5/15/04	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	$ 2,000	$ 2,343
Williams Companies, Inc. 9.25% 3/15/04	400	409
		22,894
Hotels - 0.1%
ITT Corp. 6.75% 11/15/03	2,000	2,008
Publishing/Printing - 0.0%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (c)	430	461
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	3,000	3,360
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000	2,160
		5,520
Technology - 0.1%
IOS Capital LLC 7.25% 6/30/08	1,000	995
Telecommunications - 0.5%
British Telecommunications PLC 2.445% 12/15/03 (d)	3,000	3,004
Mobile Telesystems Finance SA 5.1413% 8/5/04 (c)(d)	1,000	998
U.S. West Communications 7.2% 11/1/04	3,000	3,075
		7,077
TOTAL NONCONVERTIBLE BONDS (Cost $106,268)		109,047
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.1174% 12/15/09 (c)(d) (Cost $657)	679	636
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	45	0
Electric Utilities - 0.0%
Reliant Resources, Inc.:
warrants 5/16/10 (a)	1,823	0
warrants 5/15/11 (a)	1,458	0
TOTAL COMMON STOCKS (Cost $0)	0
Money Market Funds - 24.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.07% (b)	224,077,719	$ 224,078
Fidelity Money Market Central Fund, 1.16% (b)	123,954,080	123,954
TOTAL MONEY MARKET FUNDS (Cost $348,032)		348,032
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $4,402)	$ 4,402	4,402
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,485,380)		1,498,126
NET OTHER ASSETS - (3.3)%		(47,213)
NET ASSETS - 100%		$ 1,450,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,601,000 or 3.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,031,695,000 and $360,130,000, respectively.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $4,402) (cost $1,485,380) - See accompanying schedule		$ 1,498,126
Cash		515
Receivable for investments sold		2,255
Receivable for fund shares sold		11,200
Interest receivable		5,345
Redemption fees receivable		3
Prepaid expenses		5
Total assets		1,517,449

Liabilities
Payable for investments purchased	$ 59,878
Payable for fund shares redeemed	4,714
Distributions payable	606
Accrued management fee	778
Distribution fees payable	285
Other payables and accrued expenses	275
Total liabilities		66,536

Net Assets		$ 1,450,913
Net Assets consist of:
Paid in capital		$ 1,446,078
Undistributed net investment income		3,419
Accumulated undistributed net realized gain (loss) on investments		(11,330)
Net unrealized appreciation (depreciation) on investments		12,746
Net Assets		$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,410 ÷ 8,952.6 shares)	$ 9.88

Maximum offering price per share (100/96.25 of $9.88)	$ 10.26
Class T: Net Asset Value and redemption price per share ($112,833 ÷ 11,436 shares)	$ 9.87

Maximum offering price per share (100/97.25 of $9.87)	$ 10.15
Class B: Net Asset Value and offering price per share ($133,723 ÷ 13,554 shares) A	$ 9.87

Class C: Net Asset Value and offering price per share ($269,484 ÷ 27,293 shares) A	$ 9.87

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($810,763 ÷ 82,169 shares)	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,700 ÷ 3,619 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2003

Investment Income
Interest		$ 33,595

Expenses
Management fee	$ 5,513
Transfer agent fees	1,103
Distribution fees	2,962
Accounting fees and expenses	315
Non-interested trustees' compensation	3
Custodian fees and expenses	48
Registration fees	205
Audit	60
Legal	74
Miscellaneous	11
Total expenses before reductions	10,294
Expense reductions	(30)	10,264
Net investment income (loss)		23,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		279
Change in net unrealized appreciation (depreciation) on investment securities		31,433
Net gain (loss)		31,712
Net increase (decrease) in net assets resulting from operations		$ 55,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,331	$ 17,114
Net realized gain (loss)	279	(8,480)
Change in net unrealized appreciation (depreciation)	31,433	(7,489)
Net increase (decrease) in net assets resulting from operations	55,043	1,145
Distributions to shareholders from net investment income	(23,105)	(16,398)
Share transactions - net increase (decrease)	917,582	(9,652)
Redemption fees	181	60
Total increase (decrease) in net assets	949,701	(24,845)

Net Assets
Beginning of period	501,212	526,057
End of period (including undistributed net investment income of $3,419 and undistributed net investment income of $855, respectively)	$ 1,450,913	$ 501,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.447	(.264)	(.185)	(.047)
Total from investment operations	.739	088.395		.089
Distributions from net investment income	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.446	(.263)	(.195)	(.045)
Total from investment operations	.731	.079	.378	.086
Distributions from net investment income	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capitalE	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.444	(.263)	(.194)	(.056)
Total from investment operations	.687	.035	.331	.078
Distributions from net investment income	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.434	(.263)	(.184)	(.051)
Total from investment operations	.669	.027	.332	.074
Distributions from net investment income	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.311	.040
Net realized and unrealized gain (loss)	.450	(.084)
Total from investment operations	.761	(.044)
Distributions from net investment income	(.333)	(.037)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.87	$ 9.44
Total Return B, C	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.86%	1.15% A
Expenses net of voluntary waivers, if any	.86%	.95% A
Expenses net of all reductions	.86%	.94% A
Net investment income (loss)	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 811	$ 18
Portfolio turnover rate	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.436	(.262)	(.193)	(.058)
Total from investment operations	.748	.103	.397	.093
Distributions from net investment income	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.002	.001	.003	.001
Net asset value, end of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,777	|
Unrealized depreciation	(1,613)
Net unrealized appreciation (depreciation)	13,164
Undistributed ordinary income	5,891
Capital loss carryforward	(11,146)
Cost for federal income tax purposes	$ 1,484,962

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 23,105	$ 16,398

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Mangement & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $1,987.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 68	$ -
Class T	0%	.25%	197	-
Class B	.55%	.15%	841	660
Class C	.55%	.25%	1,856	578
			$ 2,962	$ 1,238

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67
Class T	31
Class B*	425
Class C*	114
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 83.18
Class T	133.17
Class B	203.17
Class C	350.15
Fidelity Floating Rate High Income Fund	305.10
Institutional Class	29.13
	$ 1,103

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,218 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser

Class A	$ 2
Class T	3
Class B	4
Class C	9
Institutional Class	1

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $11.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2003	2002
From net investment income
Class A	$ 1,379	$ 1,416
Class T	2,412	2,733
Class B	3,198	3,729
Class C	5,977	7,917
Fidelity Floating Rate High Income Fund	9,407	27
Institutional Class	732	576
Total	$ 23,105	$ 16,398

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002A	2003	2002A
Class A
Shares sold	6,904	2,013	$ 67,614	$ 19,548
Reinvestment of distributions	98	107	956	1,036
Shares redeemed	(1,953)	(2,421)	(18,942)	(23,409)
Net increase (decrease)	5,049	(301)	$ 49,628	$ (2,825)
Class T
Shares sold	7,102	5,346	$ 69,392	$ 51,902
Reinvestment of distributions	214	241	2,081	2,322
Shares redeemed	(3,806)	(5,466)	(36,871)	(52,625)
Net increase (decrease)	3,510	121	$ 34,602	$ 1,599
Class B
Shares sold	3,767	3,679	$ 36,736	$ 35,647
Reinvestment of distributions	231	261	2,235	2,519
Shares redeemed	(2,978)	(4,252)	(28,855)	(40,950)
Net increase (decrease)	1,020	(312)	$ 10,116	$ (2,784)
Class C
Shares sold	10,474	9,641	$ 102,347	$ 93,674
Reinvestment of distributions	411	561	3,982	5,425
Shares redeemed	(8,522)	(13,892)	(82,608)	(133,841)
Net increase (decrease)	2,363	(3,690)	$ 23,721	$ (34,742)
Floating Rate High Income Fund
Shares sold	91,211	1,925	$ 889,648	$ 18,242
Reinvestment of distributions	840	3	8,216	25
Shares redeemed	(11,804)	(6)	(115,507)	(58)
Net increase (decrease)	80,247	1,922	$ 782,357	$ 18,209
Institutional Class
Shares sold	2,601	2,636	$ 25,410	$ 25,595
Reinvestment of distributions	31	21	305	202
Shares redeemed	(880)	(1,550)	(8,557)	(14,906)
Net increase (decrease)	1,752	1,107	$ 17,158	$ 10,891

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 16, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, Call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Advisor Floating Rate High Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing) and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, and defense technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Fidelity Advisor Floating Rate High Income Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Christine G. McConnell (45)

Year of Election or Appointment: 2003

Vice President of Fidelity Advisor Floating Rate High Income Fund. Prior to assuming her current responsibilities, Ms. McConnell worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Fidelity Advisor Floating Rate High Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Advisor Floating Rate High Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Advisor Floating Rate High Income Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002) and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFR-UANN-1203
1.784741.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of FundA
Institutional Class	8.06%	4.38%

A From August 16, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Institutional Class on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Index Plus did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine McConnell, Portfolio Manager of Fidelity® Advisor Floating Rate High Income Fund

Leveraged loans produced solid performance during the year that ended October 31, 2003, outperforming Treasuries and other investment-grade offerings, while underperforming high-yield bonds and equities. The CSFB Leveraged Loan Index Plus, a broad measure of this market, returned 13.17% for the past 12 months. The year began with the average price on bank loans trading at 96 cents on the dollar and new-loan yield spreads at LIBOR (London Interbank Offering Rate) +375 basis points with LIBOR floors of 3%. During the year, prices rallied to $100.50 bid and the yield spread narrowed to LIBOR +261 basis points. First half performance was driven by a rally, or narrowing, in credit yield spreads while market technicals - loan supply and demand - drove second half performance. Market strength led to an unprecedented amount of opportunistic repricing amendments by issuers. The year-to-date total was $28 billion (28% of the S&P® Performing Loan Index) on 65 loans. Additionally, year-to-date loan repayments and refinancings equaled $57 billion.

For the year that ended October 31, 2003, Fidelity Advisor Floating Rate High Income Fund's Institutional Class shares returned 8.06%. In comparison, the CSFB Leveraged Loan Index Plus returned 13.17%, while the LipperSM Loan Participation Funds Average returned 7.71%. Performance was helped by security selection in cable television provider Adelphia; overweighted positions in some strong performing utilities, such as Centerpoint and AES; and avoiding troubles in Safety Kleen, a waste management company. From a sector standpoint, underweighted positions in consumer cyclical companies - particularly autos, chemicals and asset-light service providers - helped performance, as did overweighting electric utilities. Conversely, a high cash position and being underweighted in the distressed and bankrupt categories detracted from relative performance. An underweighted position in rural cellular providers that were bailed out through high-yield bond refinancings also restrained returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Finance Co.	2.9	1.3
EchoStar DBS Corp.	2.8	0.0
Qwest Corp.	2.1	0.0
Tyco International Ltd.	1.9	0.0
Charter Communications Operating LLC	1.7	1.8
	11.4
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	7.2
Cable TV	9.7	6.3
Healthcare	7.7	7.4
Electric Utilities	7.6	9.3
Publishing/Printing	3.7	2.9
Quality Diversification (% of fund's net assets) as of October 31, 2003
As of October 31, 2003 *	As of April 30, 2003 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 3.8%	BBB 4.3%
BB 43.2%	BB 47.0%
B 20.4%	B 20.0%
CCC,CC,C 0.8%	CCC,CC,C 1.1%
D 0.1%	D 0.0%
Not Rated 10.7%	Not Rated 10.0%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 21.0%	Short-Term Investments and Net Other Assets 17.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Floating Rate Loans 71.4%		Floating Rate Loans 77.1%
	Nonconvertible Bonds 7.5%		Nonconvertible Bonds 5.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 21.0%		Short-Term Investments and Net Other Assets 17.6%
* Foreign investments	4.1%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Floating Rate Loans (e) - 71.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.9%
DRS Technologies, Inc. term loan:
3.6957% 11/4/10 (d)	$ 1,150	$ 1,150
4.1806% 9/30/08 (d)	1,524	1,547
Titan Corp. Tranche B term loan 4.4302% 6/30/09 (d)	2,963	2,963
Transdigm, Inc. term loan 4.13% 7/22/10 (d)	1,600	1,614
United Defense Industries, Inc. Tranche B term loan 3.12% 8/13/09 (d)	5,074	5,099
		12,373
Automotive - 1.4%
CSK Automotive, Inc. Tranche B term loan 3.87% 6/13/09 (d)	1,000	1,010
Goodyear Dunlop Tire Europe BV term loan 5.13% 4/30/05 (d)	2,000	1,970
SPX Corp. Tranche B term loan 3.4375% 9/30/09 (d)	6,816	6,884
Travelcenters of America, Inc. term loan 4.3795% 11/14/08 (d)	948	951
TRW Automotive Holdings Corp. Tranche C term loan 4.13% 2/28/11 (d)	7,000	7,105
United Components, Inc. Tranche B term loan 4.38% 6/30/10 (d)	3,000	3,030
		20,950
Broadcasting - 3.5%
Cumulus Media, Inc. Tranche C term loan 3.625% 3/28/10 (d)	8,064	8,145
Emmis Communications Corp. Tranche B term loan 3.38% 8/31/09 (d)	10,056	10,157
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (d)	3,000	2,970
Gray Television, Inc. Tranche C term loan 3.396% 12/31/10 (d)	4,000	4,030
LIN Television Corp. Tranche B term loan 3.1626% 12/31/07 (d)	8,910	8,999
Nexstar Finance LLC Tranche B term loan 4.12% 12/31/10 (d)	2,000	2,008
Paxson Communications Corp. Tranche B term loan 4.4298% 6/30/06 (d)	4,455	4,488
Sinclair Broadcast Group, Inc.:
term loan 3.3518% 12/31/09 (d)	6,900	6,969
Tranche A1 term loan 3.4375% 12/31/09 (d)	2,284	2,307
		50,073
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Building Materials - 0.1%
National Waterworks, Inc. Tranche B1 term loan 3.88% 11/22/09 (d)	$ 1,980	$ 1,999
Cable TV - 6.9%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (d)	5,500	5,555
CC VIII Operating LLC Tranche B term loan 3.66% 2/2/08 (d)	14,925	14,477
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (d)	2,750	2,448
Charter Communication Operating LLC:
term loan 3.91% 9/18/08 (d)	4,433	4,277
Tranche B term loan 3.92% 3/18/08 (d)	20,830	20,205
Comcast Corp. term loan 2.245% 11/20/06 (d)	13,000	13,033
DIRECTV Holdings LLC Tranche B1 term loan 3.9573% 3/6/10 (d)	18,300	18,437
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	3,000	2,595
Insight Midwest Holdings LLC Tranche B term loan:
3.9375% 12/31/09 (d)	3,000	3,023
4% 12/31/09 (d)	1,000	1,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	2,000	2,015
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (d)	7,500	7,125
Parnassos LP term loan 6/30/07 (d)	4,360	4,163
Pegasus Media & Communications, Inc. Tranche B term loan 4.625% 4/30/05 (d)	536	523
United Pan-Europe Communications NV Tranche C term loan 6.65% 3/31/09 (d)	1,000	970
		99,846
Capital Goods - 3.2%
Dresser, Inc. Tranche B term loan 5.89% 4/10/09 (d)	3,487	3,539
Flowserve Corp. Tranche C term loan 3.9375% 6/30/09 (d)	2,607	2,623
Kansas City Southern Railway Co. Tranche B term loan 3.6548% 6/12/08 (d)	2,180	2,191
Mueller Group, Inc. Tranche E term loan 3.8862% 5/31/08 (d)	1,975	1,985
Terex Corp. term loan:
3.1238% 7/3/09 (d)	6,454	6,454
3.7425% 12/31/09 (d)	2,448	2,454
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
TriMas Corp. Tranche B term loan 4.4% 12/31/09 (d)	$ 876	$ 876
Tyco International Ltd. revolver loan 4.245% 2/6/06 (d)	27,000	26,899
		47,021
Chemicals - 1.2%
CP Kelco:
Tranche B term loan 5.14% 3/31/08 (d)	303	305
Tranche C term loan 5.39% 9/30/08 (d)	101	102
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.62% 8/24/07 (d)	615	618
Geo Specialty Chemicals, Inc. Tranche B term loan 7.1875% 12/31/07 (d)	1,149	804
Georgia Gulf Corp. Tranche C term loan 3.37% 5/12/09 (d)	1,094	1,102
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,656
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,656
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8963% 4/28/09 (d)	702	705
Tranche C2 term loan 4.3963% 4/28/10 (d)	1,010	1,015
Millennium America, Inc. term loan 4.1875% 6/18/06 (d)	1,313	1,316
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,790	2,811
		18,090
Consumer Products - 2.5%
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	816	822
Central Garden & Pet Co. Tranche B term loan 3.87% 5/14/09 (d)	998	1,005
Church & Dwight Co., Inc. Tranche B term loan 3.38% 9/30/07 (d)	7,000	7,088
Jostens, Inc. term loan 3.64% 7/29/10 (d)	5,000	5,019
Playtex Products, Inc. Tranche C term loan 4.6584% 5/31/09 (d)	2,955	2,940
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (d)	989	979
Sealy Mattress Co.:
Tranche B term loan 3.25% 12/15/04 (d)	787	789
Tranche C term loan 3.5% 12/15/05 (d)	1,053	1,056
Tranche D term loan 3.75% 12/15/06 (d)	1,346	1,350
Tempur Pedic, Inc. Tranche B term loan 4.64% 6/30/09 (d)	1,995	2,005
The Scotts Co. term loan 3.125% 9/30/10 (d)	9,000	9,113
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
Weight Watchers International, Inc.:
Tranche B term loan 3.38% 12/31/09 (d)	$ 3,624	$ 3,661
Tranche C term loan 3.44% 12/31/09 (d)	465	467
		36,294
Containers - 2.5%
Ball Corp. Tranche B term loan 3.39% 12/19/09 (d)	2,944	2,944
Berry Plastics Corp. term loan 4.1294% 6/30/10 (d)	1,980	2,000
Crown Cork & Seal Americas, Inc. Tranche B term loan 4.14% 9/15/08 (d)	2,000	2,030
Owens Illinois Group, Inc.:
Tranche A term loan 4.4% 4/1/07 (d)	10,000	10,025
Tranche B term loan 4.4% 4/1/08 (d)	9,200	9,246
Printpack Holdings, Inc. Tranche B term loan 3.875% 3/31/09 (d)	980	983
Silgan Holdings, Inc. Tranche B term loan 3.4% 11/30/08 (d)	8,955	9,000
		36,228
Diversified Media - 1.6%
Blockbuster, Inc. Tranche B term loan 2.4114% 7/1/04 (d)	1,400	1,398
CanWest Media, Inc. Tranche D term loan 3.88% 5/15/09 (d)	2,000	2,020
Cinram International, Inc. Tranche B term loan 6.75% 9/30/09 (d)	1,000	999
Lamar Media Corp. Tranche B term loan 3.4375% 6/30/10 (d)	9,500	9,595
Vivendi Universal Entertainment LLC term loan 3.9123% 9/30/08 (d)	9,000	9,079
		23,091
Electric Utilities - 7.1%
AES Corp. term loan 5.2643% 4/30/08 (d)	18,000	18,180
Allegheny Energy Supply Co. LLC Tranche 1 term loan 7.12% 9/30/04 (d)	4,235	4,266
Aquila Networks Canada Corp. term loan 6.75% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8.75% 5/15/06 (d)	683	696
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,993	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	15,000	17,100
CenterPoint Energy, Inc. term loan 4.6875% 10/7/06 (d)	3,000	3,026
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Michigan Electric Transmission Co. LLC term loan 3.62% 5/1/07 (d)	$ 346	$ 347
Northwestern Corp. term loan 8.75% 12/1/06 (d)	988	992
Pacific Gas & Electric Co. revolver loan 8.75% 3/31/04 (d)	21,395	21,609
Reliant Resources, Inc. Tranche A term loan 5.27% 3/15/07 (d)	1,622	1,444
Southern California Edison Co. Tranche B term loan 4.1875% 3/1/05 (d)	16,782	16,950
Tucson Electric Power Co. Tranche B term loan 6.62% 11/14/06 (d)	1,700	1,709
Western Resources, Inc. term loan 4.12% 6/6/05 (d)	6,392	6,424
		102,743
Energy - 2.0%
A.T. Massey Coal Co., Inc. term loan 4.62% 1/1/07 (d)	998	998
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,030
Parker Drilling Co. term loan 7.25% 10/10/07 (d)	500	503
PMC (Nova Scotia) Co. term loan 3.37% 5/5/06 (d)	2,760	2,757
Premcor Refining Group, Inc. term loan 4.34% 2/11/06 (d)	2,000	2,020
Pride Offshore, Inc. term loan 4.6799% 6/20/07 (d)	1,182	1,185
Tesoro Petroleum Corp. term loan 6.585% 4/15/08 (d)	1,990	2,040
WEG Acquisitions LP term loan 5.6101% 6/17/08 (d)	3,600	3,636
Williams Energy Partners LP Tranche B term loan 3.555% 8/6/08 (d)	3,900	3,920
Williams Production RMT Co. term loan 4.9% 5/30/07 (d)	11,721	11,867
		29,956
Entertainment/Film - 0.7%
Cinemark USA, Inc. term loan 5.5% 3/31/08 (d)	4,160	4,201
Regal Cinemas Corp. Tranche D term loan 3.6875% 6/30/09 (d)	5,884	5,943
		10,144
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 4.3926% 1/15/10 (d)	8,746	8,878
Tranche A term loan 4.37% 1/15/10 (d)	1,143	1,159
Tranche C term loan 4.14% 1/15/10 (d)	3,000	3,038
Casella Waste Systems, Inc. Tranche B term loan 3.9063% 1/24/10 (d)	3,000	3,004
IESI Corp. term loan 4.25% 9/30/10 (d)	2,000	2,020
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Environmental - continued
Stericycle, Inc. Tranche B term loan 3.37% 9/5/07 (d)	$ 485	$ 488
Waste Connections, Inc. term loan 3.1375% 10/22/10 (d)	2,000	2,020
		20,607
Food and Drug Retail - 0.7%
Rite Aid Corp. term loan 4.12% 4/30/08 (d)	10,000	10,175
Food/Beverage/Tobacco - 2.1%
B&G Foods, Inc. term loan 4.3701% 8/31/09 (d)	3,000	3,030
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	748	751
Constellation Brands, Inc. Tranche B term loan 5% 11/30/08 (d)	3,125	3,156
Del Monte Corp. Tranche B term loan 4.9143% 12/20/10 (d)	4,963	5,037
Merisant Co. Tranche B term loan 3.89% 1/11/10 (d)	1,511	1,524
National Dairy Holdings LP Tranche B term loan 3.37% 4/30/09 (d)	2,733	2,737
NBTY, Inc. Tranche B term loan 3.6875% 7/25/09 (d)	1,995	2,015
Nellson Nutraceutical, Inc. Tranche B term loan 4.14% 10/4/09 (d)	994	1,005
Reddy Ice Group, Inc. term loan 4.12% 8/15/09 (d)	800	807
Suiza Foods Corp. Tranche B1 term loan 3.14% 7/15/08 (d)	9,992	10,080
		30,142
Gaming - 1.5%
Alliance Gaming Corp. term loan 3.96% 9/5/09 (d)	4,750	4,786
Ameristar Casinos, Inc. Tranche B term loan 3.875% 12/20/06 (d)	2,657	2,677
Argosy Gaming Co. Tranche B term loan 3.89% 7/31/08 (d)	2,642	2,652
Boyd Gaming Corp. term loan 3.1395% 6/24/08 (d)	1,481	1,489
Mandalay Resort Group term loan 2.9375% 8/21/06 (d)	2,000	1,998
Marina District Finance Co., Inc. Tranche B term loan 5.1373% 12/13/07 (d)	3,000	3,030
Penn National Gaming, Inc. Tranche B term loan 4.6418% 9/1/07 (d)	2,985	3,007
Venetian Casino Resort LLC Tranche B term loan 4.14% 6/4/08 (d)	2,666	2,693
		22,332
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - 7.7%
Accredo Health, Inc. Tranche B term loan 3.88% 3/31/09 (d)	$ 985	$ 994
ALARIS Medical Systems, Inc. term loan 3.8701% 6/30/09 (d)	834	846
Alliance Imaging, Inc. Tranche C term loan 3.5533% 6/10/08 (d)	838	833
Alpharma, Inc. Tranche B term loan 4.4485% 7/31/08 (d)	1,669	1,671
AmeriPath, Inc. term loan 5.62% 3/27/10 (d)	2,985	2,978
AMN Healthcare, Inc. Tranche B term loan 4.16% 10/2/08 (d)	1,050	1,059
Apria Healthcare Group, Inc. Tranche B term loan 3.14% 7/20/08 (d)	2,960	2,971
Beverly Enterprises, Inc. term loan 4.4182% 10/22/08 (d)	2,000	2,023
Caremark Rx, Inc. term loan 3.38% 3/31/06 (d)	3,940	3,950
Community Health Systems, Inc. term loan:
3.64% 7/16/10 (d)	6,049	6,109
3.64% 1/16/11 (d)	4,500	4,545
Concentra Operating Corp. term loan 4.9204% 6/30/09 (d)	1,995	2,012
CONMED Corp. Tranche B term loan 3.8776% 12/15/09 (d)	998	1,007
Connecticare Capital LLC term loan 5.023% 10/29/09 (d)	2,000	2,018
DaVita, Inc. Tranche B term loan 3.6398% 3/31/09 (d)	15,957	16,077
Express Scripts, Inc. Tranche B term loan 3.128% 3/31/07 (d)	2,308	2,316
Fisher Scientific International, Inc.:
term loan 3.6405% 3/31/10 (d)	2,130	2,154
Tranche B term loan 3.3896% 3/31/10 (d)	4,520	4,559
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.39% 2/21/10 (d)	6,983	7,052
Genesis Health Ventures, Inc. Tranche B term loan 4.62% 3/31/07 (d)	1,322	1,322
Hanger Orthopedic Group, Inc. Tranche B term loan 3.87% 9/30/09 (d)	2,950	2,983
HCA, Inc. term loan 2.12% 4/30/06 (d)	5,341	5,274
IASIS Healthcare Corp. Tranche B term loan 5.4% 2/7/09 (d)	1,845	1,868
Kinetic Concepts, Inc. Tranche B term loan 3.89% 8/11/10 (d)	5,686	5,750
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Medco Health Solutions, Inc. Tranche B term loan 3.43% 6/30/10 (d)	$ 8,000	$ 8,080
Oxford Health Plans, Inc. term loan 4.5656% 4/30/09 (d)	1,990	1,997
PacifiCare Health Systems, Inc. term loan 4.63% 6/3/08 (d)	3,990	4,030
Sybron Dental Management, Inc. term loan 3.6357% 6/6/09 (d)	1,032	1,035
Triad Hospitals, Inc.:
Tranche A term loan 3.12% 3/31/07 (d)	720	720
Tranche B term loan 4.12% 9/30/08 (d)	9,782	9,831
Vanguard Health Systems, Inc. Tanche B term loan 5.4375% 1/3/10 (d)	1,985	1,995
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.62% 4/17/07 (d)	988	990
		111,049
Homebuilding/Real Estate - 0.7%
AIMCO Properties LP term loan 3.78% 3/11/04 (d)	1,096	1,103
Apartment Investment & Management Co. term loan 3.89% 5/29/08 (d)	4,000	4,035
CB Richard Ellis Services, Inc. term loan 4.4145% 12/31/08 (d)	3,000	3,023
Corrections Corp. of America Tranche C term loan 3.88% 3/31/08 (d)	1,358	1,375
		9,536
Hotels - 0.7%
Extended Stay America, Inc.:
Tranche A3 term loan 4.12% 7/24/07 (d)	973	975
Tranche B term loan 4.87% 1/15/08 (d)	2,323	2,349
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.995% 10/9/06 (d)	2,000	1,998
Wyndham International, Inc. term loan:
5.875% 4/1/06 (d)	3,990	3,771
5.875% 6/30/06 (d)	1,838	1,691
		10,784
Insurance - 0.4%
Conseco, Inc.:
Tranche A term loan 6.38% 9/10/09 (d)	3,077	3,073
Tranche B term loan 9.5% 9/10/10 (d)	923	922
USI Holdings Corp. term loan 4.16% 8/11/09 (d)	1,995	2,005
		6,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - 0.6%
Six Flags Theme Park, Inc. Tranche B term loan 3.37% 6/30/09 (d)	$ 8,000	$ 8,010
Vail Corp. term loan 3.91% 12/10/08 (d)	995	1,006
		9,016
Metals/Mining - 0.2%
Compass Minerals Group, Inc. Tranche B term loan 3.6702% 11/28/09 (d)	392	396
Peabody Energy Corp. term loan 3.6379% 3/21/10 (d)	2,985	3,015
		3,411
Paper - 3.0%
Georgia-Pacific Corp. term loan 3.345% 11/28/05 (d)	5,000	5,000
Graphic Packaging International, Inc. Tranche B term loan 3.8936% 8/8/10 (d)	15,600	15,795
Jefferson Smurfit Corp. Tranche B term loan 4.4375% 3/31/07 (d)	3,569	3,600
Jefferson Smurfit Corp. U.S.:
revolver loan 3.9316% 3/31/05 (d)	527	519
Tranche B term loan 3.9% 9/16/10 (d)	500	503
Tranche C term loan 4.4% 9/16/11 (d)	500	503
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	14,293	14,418
Tranche C term loan 3.6875% 6/30/09 (d)	2,708	2,732
		43,070
Publishing/Printing - 3.7%
Advanstar Communications, Inc. Tranche B term loan 5.64% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.91% 4/1/07 (d)	2,729	2,749
CBD Media, Inc. Tranche B term loan 4.38% 12/31/09 (d)	3,172	3,208
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.6554% 12/31/08 (d)	5,000	5,025
Tranche B term loan 5.1293% 11/8/09 (d)	2,652	2,679
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.9026% 9/9/09 (d)	5,897	5,948
Tranche B term loan 3.8951% 9/9/10 (d)	14,500	14,663
Medianews Group, Inc. Tranche B term loan 3.875% 12/31/06 (d)	2,000	2,005
Moore Holdings USA, Inc. Tranche B term loan 3.6375% 3/15/10 (d)	2,993	2,996
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	$ 3,000	$ 3,030
R.H. Donnelly Corp. Tranche B term loan 5.1452% 6/30/10 (d)	3,226	3,282
Reader's Digest Association, Inc.:
Tranche A term loan 4.1927% 5/20/07 (d)	1,000	1,001
Tranche B term loan 4.2375% 5/20/08 (d)	2,793	2,793
Sun Media Corp. Canada Tranche B term loan 3.66% 2/7/09 (d)	1,915	1,925
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.169% 6/27/08 (d)	1,150	1,153
		52,645
Restaurants - 0.5%
AFC Enterprises, Inc. Tranche B term loan 4.1875% 5/23/09 (d)	1,017	1,017
Buffets, Inc. term loan 4.6047% 6/28/09 (d)	692	694
Domino's, Inc. term loan 4.125% 6/25/10 (d)	4,410	4,465
Jack in the Box, Inc. Tranche B term loan 4.3967% 7/22/07 (d)	1,489	1,504
		7,680
Services - 1.3%
Coinmach Corp. Tranche B term loan 3.9249% 7/25/09 (d)	2,254	2,271
CSG Systems International, Inc. Tranche B term loan 3.9298% 2/28/08 (d)	3,851	3,774
Iron Mountain, Inc. Tranche B term loan 3.3996% 2/15/08 (d)	4,980	5,030
JohnsonDiversey, Inc. Tranche B term loan 3.8644% 11/3/09 (d)	1,590	1,610
United Rentals, Inc. term loan 4.1488% 10/7/07 (d)	852	856
Wackenhut Corrections Corp. term loan 4.1337% 7/9/09 (d)	1,975	1,995
Worldspan LP Tranche B term loan 4.8942% 6/30/07 (d)	3,000	2,996
		18,532
Steels - 0.2%
International Steel Group, Inc.:
Tranche A term loan 4.87% 5/5/05 (d)	365	364
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - continued
International Steel Group, Inc.: - continued
Tranche B term loan 5.12% 5/7/07 (d)	$ 599	$ 596
Steel Dynamics, Inc. Tranche B term loan 4.1565% 3/26/08 (d)	1,970	1,995
		2,955
Super Retail - 0.7%
Advance Stores Co., Inc. Tranche C term loan 3.8846% 11/30/07 (d)	2,009	2,029
Hollywood Entertainment Corp. Tranche B term loan 4.62% 3/31/08 (d)	2,763	2,784
Oriental Trading Co., Inc. Tranche B term loan 3.9375% 8/4/10 (d)	2,173	2,178
PETCO Animal Supplies, Inc. Tranche D term loan 3.64% 10/2/08 (d)	1,459	1,473
Rent-A-Center, Inc. term loan 3.3788% 5/28/09 (d)	1,995	2,012
		10,476
Technology - 2.6%
Alliant Techsystems, Inc. Tranche C term loan 3.4927% 4/20/09 (d)	4,158	4,199
AMI Semiconductor, Inc. term loan 3.62% 9/26/08 (d)	2,400	2,424
Amphenol Corp. Tranche B term loan 3.6428% 5/6/10 (d)	6,608	6,674
Fairchild Semiconductor Corp. term loan 3.6875% 6/19/08 (d)	4,988	5,025
Global Imaging Systems, Inc. term loan 4.1586% 6/25/09 (d)	998	1,007
Loral Satellite, Inc. term loan 1/7/05 (d)	708	690
Loral Space & Communications Ltd. term loan 5.25% 1/7/05 (d)	2,000	1,975
Loral Spacecom Corp. revolver loan 5.25% 1/7/05 (d)	385	380
Seagate Technology Holdings, Inc. term loan 3.125% 5/13/07 (d)	1,980	1,995
Semiconductor Components Industries LLC Tranche D term loan 5.1875% 8/4/07 (d)	3,000	3,008
Xerox Corp. term loan 3.39% 9/30/08 (d)	10,000	10,025
		37,402
Telecommunications - 9.7%
American Tower LP:
Tranche A term loan 3.3991% 6/30/07 (d)	14,421	14,385
Tranche B term loan 4.6101% 12/31/07 (d)	7,648	7,705
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.4355% 5/31/07 (d)	1,183	1,183
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Puerto Rico Operations Corp.: - continued
Tranche C term loan 4.6892% 11/30/07 (d)	$ 817	$ 817
Cincinnati Bell, Inc.:
Tranche A term loan 4.8814% 11/9/04 (d)	233	234
Tranche C term loan 4.8702% 6/29/07 (d)	787	791
Crown Castle International Corp. Tranche A term loan 3.64% 9/15/07 (d)	650	651
Crown Castle Operating Co. Tranche B term loan 4.65% 9/30/10 (d)	13,463	13,563
Dobson Cellular Systems, Inc. term loan 6.25% 3/31/10 (d)	7,000	7,079
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (d)	12,181	12,211
Tranche C term loan 4.8125% 12/31/08 (d)	12,181	12,211
Tranche D term loan 4.1875% 3/31/09 (d)	18,060	18,150
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	29,000	29,834
Qwest Services Corp. Tranche Q revolver loan 4.638% 5/3/05 (d)	3,125	3,094
Rural Cellular Corp.:
Tranche B term loan 4.63% 10/3/08 (d)	2,441	2,444
Tranche C term loan 4.84% 4/3/09 (d)	2,441	2,444
SpectraSite Communications, Inc. Tranche A term loan 3.4923% 6/30/07 (d)	6,750	6,758
Western Wireless Corp.:
Tranche A term loan 3.44% 3/31/08 (d)	1,950	1,911
Tranche B term loan 4.478% 9/30/08 (d)	5,073	5,073
		140,538
Textiles & Apparel - 0.1%
William Carter Co. Tranche C term loan 5.5% 9/30/08 (d)	851	851
TOTAL FLOATING RATE LOANS (Cost $1,026,021)		1,036,009
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	$ 2,000	$ 2,190
Cable TV - 2.8%
EchoStar DBS Corp.:
4.41% 10/1/08 (c)(d)	38,000	38,940
10.375% 10/1/07	1,965	2,169
		41,109
Capital Goods - 0.2%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,176
Chemicals - 0.3%
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	1,310	1,349
Methanex Corp. yankee 7.75% 8/15/05	3,000	3,158
		4,507
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,160
Diversified Media - 0.7%
Liberty Media Corp. 2.64% 9/17/06 (d)	10,000	10,006
Electric Utilities - 0.5%
Allegheny Energy, Inc. 7.75% 8/1/05	1,000	1,015
Pacific Gas & Electric Co.:
6.75% 10/1/23	285	291
7.05% 3/1/24	1,000	1,020
Power Contract Financing LLC 5.2% 2/1/06 (c)	1,100	1,097
Southern California Edison Co.:
5.875% 9/1/04	1,250	1,281
8% 2/15/07	2,000	2,240
		6,944
Energy - 1.6%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,145
Chesapeake Energy Corp. 7.875% 3/15/04	4,000	4,190
Dynegy Holdings, Inc. 7.7% 7/15/08 (c)(d)	2,000	2,100
Pemex Project Funding Master Trust:
2.65% 1/7/05 (c)(d)	2,000	2,011
2.95% 10/15/09 (c)(d)	3,000	3,008
Pride International, Inc. 10% 6/1/09	3,000	3,210
Pride Petroleum Services, Inc. 9.375% 5/1/07	538	565
Southern Natural Gas Co. 8.875% 3/15/10	840	918
The Coastal Corp. 6.2% 5/15/04	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	$ 2,000	$ 2,343
Williams Companies, Inc. 9.25% 3/15/04	400	409
		22,894
Hotels - 0.1%
ITT Corp. 6.75% 11/15/03	2,000	2,008
Publishing/Printing - 0.0%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (c)	430	461
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	3,000	3,360
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000	2,160
		5,520
Technology - 0.1%
IOS Capital LLC 7.25% 6/30/08	1,000	995
Telecommunications - 0.5%
British Telecommunications PLC 2.445% 12/15/03 (d)	3,000	3,004
Mobile Telesystems Finance SA 5.1413% 8/5/04 (c)(d)	1,000	998
U.S. West Communications 7.2% 11/1/04	3,000	3,075
		7,077
TOTAL NONCONVERTIBLE BONDS (Cost $106,268)		109,047
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.1174% 12/15/09 (c)(d) (Cost $657)	679	636
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	45	0
Electric Utilities - 0.0%
Reliant Resources, Inc.:
warrants 5/16/10 (a)	1,823	0
warrants 5/15/11 (a)	1,458	0
TOTAL COMMON STOCKS (Cost $0)	0
Money Market Funds - 24.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.07% (b)	224,077,719	$ 224,078
Fidelity Money Market Central Fund, 1.16% (b)	123,954,080	123,954
TOTAL MONEY MARKET FUNDS (Cost $348,032)		348,032
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $4,402)	$ 4,402	4,402
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,485,380)		1,498,126
NET OTHER ASSETS - (3.3)%		(47,213)
NET ASSETS - 100%		$ 1,450,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,601,000 or 3.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,031,695,000 and $360,130,000, respectively.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $4,402) (cost $1,485,380) - See accompanying schedule		$ 1,498,126
Cash		515
Receivable for investments sold		2,255
Receivable for fund shares sold		11,200
Interest receivable		5,345
Redemption fees receivable		3
Prepaid expenses		5
Total assets		1,517,449

Liabilities
Payable for investments purchased	$ 59,878
Payable for fund shares redeemed	4,714
Distributions payable	606
Accrued management fee	778
Distribution fees payable	285
Other payables and accrued expenses	275
Total liabilities		66,536

Net Assets		$ 1,450,913
Net Assets consist of:
Paid in capital		$ 1,446,078
Undistributed net investment income		3,419
Accumulated undistributed net realized gain (loss) on investments		(11,330)
Net unrealized appreciation (depreciation) on investments		12,746
Net Assets		$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,410 ÷ 8,952.6 shares)	$ 9.88

Maximum offering price per share (100/96.25 of $9.88)	$ 10.26
Class T: Net Asset Value and redemption price per share ($112,833 ÷ 11,436 shares)	$ 9.87

Maximum offering price per share (100/97.25 of $9.87)	$ 10.15
Class B: Net Asset Value and offering price per share ($133,723 ÷ 13,554 shares) A	$ 9.87

Class C: Net Asset Value and offering price per share ($269,484 ÷ 27,293 shares) A	$ 9.87

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($810,763 ÷ 82,169 shares)	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,700 ÷ 3,619 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2003

Investment Income
Interest		$ 33,595

Expenses
Management fee	$ 5,513
Transfer agent fees	1,103
Distribution fees	2,962
Accounting fees and expenses	315
Non-interested trustees' compensation	3
Custodian fees and expenses	48
Registration fees	205
Audit	60
Legal	74
Miscellaneous	11
Total expenses before reductions	10,294
Expense reductions	(30)	10,264
Net investment income (loss)		23,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		279
Change in net unrealized appreciation (depreciation) on investment securities		31,433
Net gain (loss)		31,712
Net increase (decrease) in net assets resulting from operations		$ 55,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,331	$ 17,114
Net realized gain (loss)	279	(8,480)
Change in net unrealized appreciation (depreciation)	31,433	(7,489)
Net increase (decrease) in net assets resulting from operations	55,043	1,145
Distributions to shareholders from net investment income	(23,105)	(16,398)
Share transactions - net increase (decrease)	917,582	(9,652)
Redemption fees	181	60
Total increase (decrease) in net assets	949,701	(24,845)

Net Assets
Beginning of period	501,212	526,057
End of period (including undistributed net investment income of $3,419 and undistributed net investment income of $855, respectively)	$ 1,450,913	$ 501,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.447	(.264)	(.185)	(.047)
Total from investment operations	.739	088.395		.089
Distributions from net investment income	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.446	(.263)	(.195)	(.045)
Total from investment operations	.731	.079	.378	.086
Distributions from net investment income	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capitalE	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.444	(.263)	(.194)	(.056)
Total from investment operations	.687	.035	.331	.078
Distributions from net investment income	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.434	(.263)	(.184)	(.051)
Total from investment operations	.669	.027	.332	.074
Distributions from net investment income	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.311	.040
Net realized and unrealized gain (loss)	.450	(.084)
Total from investment operations	.761	(.044)
Distributions from net investment income	(.333)	(.037)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.87	$ 9.44
Total Return B, C	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.86%	1.15% A
Expenses net of voluntary waivers, if any	.86%	.95% A
Expenses net of all reductions	.86%	.94% A
Net investment income (loss)	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 811	$ 18
Portfolio turnover rate	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.436	(.262)	(.193)	(.058)
Total from investment operations	.748	.103	.397	.093
Distributions from net investment income	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.002	.001	.003	.001
Net asset value, end of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,777	|
Unrealized depreciation	(1,613)
Net unrealized appreciation (depreciation)	13,164
Undistributed ordinary income	5,891
Capital loss carryforward	(11,146)
Cost for federal income tax purposes	$ 1,484,962

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 23,105	$ 16,398

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Mangement & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $1,987.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 68	$ -
Class T	0%	.25%	197	-
Class B	.55%	.15%	841	660
Class C	.55%	.25%	1,856	578
			$ 2,962	$ 1,238

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67
Class T	31
Class B*	425
Class C*	114
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 83.18
Class T	133.17
Class B	203.17
Class C	350.15
Fidelity Floating Rate High Income Fund	305.10
Institutional Class	29.13
	$ 1,103

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,218 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser

Class A	$ 2
Class T	3
Class B	4
Class C	9
Institutional Class	1

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $11.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2003	2002
From net investment income
Class A	$ 1,379	$ 1,416
Class T	2,412	2,733
Class B	3,198	3,729
Class C	5,977	7,917
Fidelity Floating Rate High Income Fund	9,407	27
Institutional Class	732	576
Total	$ 23,105	$ 16,398

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002A	2003	2002A
Class A
Shares sold	6,904	2,013	$ 67,614	$ 19,548
Reinvestment of distributions	98	107	956	1,036
Shares redeemed	(1,953)	(2,421)	(18,942)	(23,409)
Net increase (decrease)	5,049	(301)	$ 49,628	$ (2,825)
Class T
Shares sold	7,102	5,346	$ 69,392	$ 51,902
Reinvestment of distributions	214	241	2,081	2,322
Shares redeemed	(3,806)	(5,466)	(36,871)	(52,625)
Net increase (decrease)	3,510	121	$ 34,602	$ 1,599
Class B
Shares sold	3,767	3,679	$ 36,736	$ 35,647
Reinvestment of distributions	231	261	2,235	2,519
Shares redeemed	(2,978)	(4,252)	(28,855)	(40,950)
Net increase (decrease)	1,020	(312)	$ 10,116	$ (2,784)
Class C
Shares sold	10,474	9,641	$ 102,347	$ 93,674
Reinvestment of distributions	411	561	3,982	5,425
Shares redeemed	(8,522)	(13,892)	(82,608)	(133,841)
Net increase (decrease)	2,363	(3,690)	$ 23,721	$ (34,742)
Floating Rate High Income Fund
Shares sold	91,211	1,925	$ 889,648	$ 18,242
Reinvestment of distributions	840	3	8,216	25
Shares redeemed	(11,804)	(6)	(115,507)	(58)
Net increase (decrease)	80,247	1,922	$ 782,357	$ 18,209
Institutional Class
Shares sold	2,601	2,636	$ 25,410	$ 25,595
Reinvestment of distributions	31	21	305	202
Shares redeemed	(880)	(1,550)	(8,557)	(14,906)
Net increase (decrease)	1,752	1,107	$ 17,158	$ 10,891

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 16, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, Call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Advisor Floating Rate High Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing) and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, and defense technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Fidelity Advisor Floating Rate High Income Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Christine G. McConnell (45)

Year of Election or Appointment: 2003

Vice President of Fidelity Advisor Floating Rate High Income Fund. Prior to assuming her current responsibilities, Ms. McConnell worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Fidelity Advisor Floating Rate High Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Advisor Floating Rate High Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Advisor Floating Rate High Income Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002) and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

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AFRI-UANN-1203
1.784742.100

(Fidelity Investment logo)(registered trademark)

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fundA
Fidelity Floating Rate High Income FundB	8.20%	4.43%

A From August 16, 2000.

B The initial offering of retail shares took place on September 19, 2002. Returns prior to September 19, 2002 are those of the Institutional class of Fidelity Advisor Floating Rate High Income Fund, one of the original classes of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Floating Rate High Income Fund on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Index Plus did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine McConnell, Portfolio Manager of Fidelity® Floating Rate High Income Fund

Leveraged loans produced solid performance during the year that ended October 31, 2003, outperforming Treasuries and other investment-grade offerings, while underperforming high-yield bonds and equities. The CSFB Leveraged Loan Index Plus, a broad measure of this market, returned 13.17% for the past 12 months. The year began with the average price on bank loans trading at 96 cents on the dollar and new-loan yield spreads at LIBOR (London Interbank Offering Rate) +375 basis points with LIBOR floors of 3%. During the year, prices rallied to $100.50 bid and the yield spread narrowed to LIBOR +261 basis points. First-half performance was driven by a rally, or narrowing, in credit yield spreads while market technicals - loan supply and demand - drove second half performance. Market strength led to an unprecedented amount of opportunistic repricing amendments by issuers. The year-to-date total was $28 billion (28% of the S&P® Performing Loan Index) on 65 loans. Additionally, year-to-date loan repayments and refinancings equaled $57 billion.

For the year that ended October 31, 2003, Fidelity Floating Rate High Income Fund returned 8.20%. This result underperformed the CSFB Leveraged Loan Index Plus return of 13.17%, but beat the LipperSM Loan Participation Funds Average return of 7.71%. Performance was helped by security selection in cable television provider Adelphia; overweighted positions in some strong-performing utilities, such as Centerpoint and AES; and avoiding troubles in Safety Kleen, a waste management company. From a sector standpoint, underweighted positions in consumer cyclical companies - particularly autos, chemicals and asset-light service providers - helped performance, as did overweighting electric utilities. Conversely, a high cash position and being underweighted in the distressed and bankrupt categories detracted from relative performance. An underweighted position in rural cellular providers that were bailed out through high-yield bond refinancings also restrained returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Finance Co.	2.9	1.3
EchoStar DBS Corp.	2.8	0.0
Qwest Corp.	2.1	0.0
Tyco International Ltd.	1.9	0.0
Charter Communications Operating LLC	1.7	1.8
	11.4
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.2	7.2
Cable TV	9.7	6.3
Healthcare	7.7	7.4
Electric Utilities	7.6	9.3
Publishing/Printing	3.7	2.9
Quality Diversification (% of fund's net assets) as of October 31, 2003
As of October 31, 2003 *	As of April 30, 2003 **
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 3.8%	BBB 4.3%
BB 43.2%	BB 47.0%
B 20.4%	B 20.0%
CCC,CC,C 0.8%	CCC,CC,C 1.1%
D 0.1%	D 0.0%
Not Rated 10.7%	Not Rated 10.0%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 21.0%	Short-Term Investments and Net Other Assets 17.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Floating Rate Loans 71.4%		Floating Rate Loans 77.1%
	Nonconvertible Bonds 7.5%		Nonconvertible Bonds 5.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 21.0%		Short-Term Investments and Net Other Assets 17.6%
* Foreign investments	4.1%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Floating Rate Loans (e) - 71.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.9%
DRS Technologies, Inc. term loan:
3.6957% 11/4/10 (d)	$ 1,150	$ 1,150
4.1806% 9/30/08 (d)	1,524	1,547
Titan Corp. Tranche B term loan 4.4302% 6/30/09 (d)	2,963	2,963
Transdigm, Inc. term loan 4.13% 7/22/10 (d)	1,600	1,614
United Defense Industries, Inc. Tranche B term loan 3.12% 8/13/09 (d)	5,074	5,099
		12,373
Automotive - 1.4%
CSK Automotive, Inc. Tranche B term loan 3.87% 6/13/09 (d)	1,000	1,010
Goodyear Dunlop Tire Europe BV term loan 5.13% 4/30/05 (d)	2,000	1,970
SPX Corp. Tranche B term loan 3.4375% 9/30/09 (d)	6,816	6,884
Travelcenters of America, Inc. term loan 4.3795% 11/14/08 (d)	948	951
TRW Automotive Holdings Corp. Tranche C term loan 4.13% 2/28/11 (d)	7,000	7,105
United Components, Inc. Tranche B term loan 4.38% 6/30/10 (d)	3,000	3,030
		20,950
Broadcasting - 3.5%
Cumulus Media, Inc. Tranche C term loan 3.625% 3/28/10 (d)	8,064	8,145
Emmis Communications Corp. Tranche B term loan 3.38% 8/31/09 (d)	10,056	10,157
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (d)	3,000	2,970
Gray Television, Inc. Tranche C term loan 3.396% 12/31/10 (d)	4,000	4,030
LIN Television Corp. Tranche B term loan 3.1626% 12/31/07 (d)	8,910	8,999
Nexstar Finance LLC Tranche B term loan 4.12% 12/31/10 (d)	2,000	2,008
Paxson Communications Corp. Tranche B term loan 4.4298% 6/30/06 (d)	4,455	4,488
Sinclair Broadcast Group, Inc.:
term loan 3.3518% 12/31/09 (d)	6,900	6,969
Tranche A1 term loan 3.4375% 12/31/09 (d)	2,284	2,307
		50,073
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Building Materials - 0.1%
National Waterworks, Inc. Tranche B1 term loan 3.88% 11/22/09 (d)	$ 1,980	$ 1,999
Cable TV - 6.9%
Adelphia Communications Corp. Tranche B term loan 4.6344% 6/25/04 (d)	5,500	5,555
CC VIII Operating LLC Tranche B term loan 3.66% 2/2/08 (d)	14,925	14,477
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (d)	2,750	2,448
Charter Communication Operating LLC:
term loan 3.91% 9/18/08 (d)	4,433	4,277
Tranche B term loan 3.92% 3/18/08 (d)	20,830	20,205
Comcast Corp. term loan 2.245% 11/20/06 (d)	13,000	13,033
DIRECTV Holdings LLC Tranche B1 term loan 3.9573% 3/6/10 (d)	18,300	18,437
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	3,000	2,595
Insight Midwest Holdings LLC Tranche B term loan:
3.9375% 12/31/09 (d)	3,000	3,023
4% 12/31/09 (d)	1,000	1,000
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	2,000	2,015
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (d)	7,500	7,125
Parnassos LP term loan 6/30/07 (d)	4,360	4,163
Pegasus Media & Communications, Inc. Tranche B term loan 4.625% 4/30/05 (d)	536	523
United Pan-Europe Communications NV Tranche C term loan 6.65% 3/31/09 (d)	1,000	970
		99,846
Capital Goods - 3.2%
Dresser, Inc. Tranche B term loan 5.89% 4/10/09 (d)	3,487	3,539
Flowserve Corp. Tranche C term loan 3.9375% 6/30/09 (d)	2,607	2,623
Kansas City Southern Railway Co. Tranche B term loan 3.6548% 6/12/08 (d)	2,180	2,191
Mueller Group, Inc. Tranche E term loan 3.8862% 5/31/08 (d)	1,975	1,985
Terex Corp. term loan:
3.1238% 7/3/09 (d)	6,454	6,454
3.7425% 12/31/09 (d)	2,448	2,454
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
TriMas Corp. Tranche B term loan 4.4% 12/31/09 (d)	$ 876	$ 876
Tyco International Ltd. revolver loan 4.245% 2/6/06 (d)	27,000	26,899
		47,021
Chemicals - 1.2%
CP Kelco:
Tranche B term loan 5.14% 3/31/08 (d)	303	305
Tranche C term loan 5.39% 9/30/08 (d)	101	102
Equistar Chemicals LP/Equistar Funding Corp. term loan 4.62% 8/24/07 (d)	615	618
Geo Specialty Chemicals, Inc. Tranche B term loan 7.1875% 12/31/07 (d)	1,149	804
Georgia Gulf Corp. Tranche C term loan 3.37% 5/12/09 (d)	1,094	1,102
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,656
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,656
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8963% 4/28/09 (d)	702	705
Tranche C2 term loan 4.3963% 4/28/10 (d)	1,010	1,015
Millennium America, Inc. term loan 4.1875% 6/18/06 (d)	1,313	1,316
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,790	2,811
		18,090
Consumer Products - 2.5%
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	816	822
Central Garden & Pet Co. Tranche B term loan 3.87% 5/14/09 (d)	998	1,005
Church & Dwight Co., Inc. Tranche B term loan 3.38% 9/30/07 (d)	7,000	7,088
Jostens, Inc. term loan 3.64% 7/29/10 (d)	5,000	5,019
Playtex Products, Inc. Tranche C term loan 4.6584% 5/31/09 (d)	2,955	2,940
Revlon Consumer Products Corp. term loan 8.25% 5/30/05 (d)	989	979
Sealy Mattress Co.:
Tranche B term loan 3.25% 12/15/04 (d)	787	789
Tranche C term loan 3.5% 12/15/05 (d)	1,053	1,056
Tranche D term loan 3.75% 12/15/06 (d)	1,346	1,350
Tempur Pedic, Inc. Tranche B term loan 4.64% 6/30/09 (d)	1,995	2,005
The Scotts Co. term loan 3.125% 9/30/10 (d)	9,000	9,113
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
Weight Watchers International, Inc.:
Tranche B term loan 3.38% 12/31/09 (d)	$ 3,624	$ 3,661
Tranche C term loan 3.44% 12/31/09 (d)	465	467
		36,294
Containers - 2.5%
Ball Corp. Tranche B term loan 3.39% 12/19/09 (d)	2,944	2,944
Berry Plastics Corp. term loan 4.1294% 6/30/10 (d)	1,980	2,000
Crown Cork & Seal Americas, Inc. Tranche B term loan 4.14% 9/15/08 (d)	2,000	2,030
Owens Illinois Group, Inc.:
Tranche A term loan 4.4% 4/1/07 (d)	10,000	10,025
Tranche B term loan 4.4% 4/1/08 (d)	9,200	9,246
Printpack Holdings, Inc. Tranche B term loan 3.875% 3/31/09 (d)	980	983
Silgan Holdings, Inc. Tranche B term loan 3.4% 11/30/08 (d)	8,955	9,000
		36,228
Diversified Media - 1.6%
Blockbuster, Inc. Tranche B term loan 2.4114% 7/1/04 (d)	1,400	1,398
CanWest Media, Inc. Tranche D term loan 3.88% 5/15/09 (d)	2,000	2,020
Cinram International, Inc. Tranche B term loan 6.75% 9/30/09 (d)	1,000	999
Lamar Media Corp. Tranche B term loan 3.4375% 6/30/10 (d)	9,500	9,595
Vivendi Universal Entertainment LLC term loan 3.9123% 9/30/08 (d)	9,000	9,079
		23,091
Electric Utilities - 7.1%
AES Corp. term loan 5.2643% 4/30/08 (d)	18,000	18,180
Allegheny Energy Supply Co. LLC Tranche 1 term loan 7.12% 9/30/04 (d)	4,235	4,266
Aquila Networks Canada Corp. term loan 6.75% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8.75% 5/15/06 (d)	683	696
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,993	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	15,000	17,100
CenterPoint Energy, Inc. term loan 4.6875% 10/7/06 (d)	3,000	3,026
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Michigan Electric Transmission Co. LLC term loan 3.62% 5/1/07 (d)	$ 346	$ 347
Northwestern Corp. term loan 8.75% 12/1/06 (d)	988	992
Pacific Gas & Electric Co. revolver loan 8.75% 3/31/04 (d)	21,395	21,609
Reliant Resources, Inc. Tranche A term loan 5.27% 3/15/07 (d)	1,622	1,444
Southern California Edison Co. Tranche B term loan 4.1875% 3/1/05 (d)	16,782	16,950
Tucson Electric Power Co. Tranche B term loan 6.62% 11/14/06 (d)	1,700	1,709
Western Resources, Inc. term loan 4.12% 6/6/05 (d)	6,392	6,424
		102,743
Energy - 2.0%
A.T. Massey Coal Co., Inc. term loan 4.62% 1/1/07 (d)	998	998
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,030
Parker Drilling Co. term loan 7.25% 10/10/07 (d)	500	503
PMC (Nova Scotia) Co. term loan 3.37% 5/5/06 (d)	2,760	2,757
Premcor Refining Group, Inc. term loan 4.34% 2/11/06 (d)	2,000	2,020
Pride Offshore, Inc. term loan 4.6799% 6/20/07 (d)	1,182	1,185
Tesoro Petroleum Corp. term loan 6.585% 4/15/08 (d)	1,990	2,040
WEG Acquisitions LP term loan 5.6101% 6/17/08 (d)	3,600	3,636
Williams Energy Partners LP Tranche B term loan 3.555% 8/6/08 (d)	3,900	3,920
Williams Production RMT Co. term loan 4.9% 5/30/07 (d)	11,721	11,867
		29,956
Entertainment/Film - 0.7%
Cinemark USA, Inc. term loan 5.5% 3/31/08 (d)	4,160	4,201
Regal Cinemas Corp. Tranche D term loan 3.6875% 6/30/09 (d)	5,884	5,943
		10,144
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 4.3926% 1/15/10 (d)	8,746	8,878
Tranche A term loan 4.37% 1/15/10 (d)	1,143	1,159
Tranche C term loan 4.14% 1/15/10 (d)	3,000	3,038
Casella Waste Systems, Inc. Tranche B term loan 3.9063% 1/24/10 (d)	3,000	3,004
IESI Corp. term loan 4.25% 9/30/10 (d)	2,000	2,020
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Environmental - continued
Stericycle, Inc. Tranche B term loan 3.37% 9/5/07 (d)	$ 485	$ 488
Waste Connections, Inc. term loan 3.1375% 10/22/10 (d)	2,000	2,020
		20,607
Food and Drug Retail - 0.7%
Rite Aid Corp. term loan 4.12% 4/30/08 (d)	10,000	10,175
Food/Beverage/Tobacco - 2.1%
B&G Foods, Inc. term loan 4.3701% 8/31/09 (d)	3,000	3,030
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	748	751
Constellation Brands, Inc. Tranche B term loan 5% 11/30/08 (d)	3,125	3,156
Del Monte Corp. Tranche B term loan 4.9143% 12/20/10 (d)	4,963	5,037
Merisant Co. Tranche B term loan 3.89% 1/11/10 (d)	1,511	1,524
National Dairy Holdings LP Tranche B term loan 3.37% 4/30/09 (d)	2,733	2,737
NBTY, Inc. Tranche B term loan 3.6875% 7/25/09 (d)	1,995	2,015
Nellson Nutraceutical, Inc. Tranche B term loan 4.14% 10/4/09 (d)	994	1,005
Reddy Ice Group, Inc. term loan 4.12% 8/15/09 (d)	800	807
Suiza Foods Corp. Tranche B1 term loan 3.14% 7/15/08 (d)	9,992	10,080
		30,142
Gaming - 1.5%
Alliance Gaming Corp. term loan 3.96% 9/5/09 (d)	4,750	4,786
Ameristar Casinos, Inc. Tranche B term loan 3.875% 12/20/06 (d)	2,657	2,677
Argosy Gaming Co. Tranche B term loan 3.89% 7/31/08 (d)	2,642	2,652
Boyd Gaming Corp. term loan 3.1395% 6/24/08 (d)	1,481	1,489
Mandalay Resort Group term loan 2.9375% 8/21/06 (d)	2,000	1,998
Marina District Finance Co., Inc. Tranche B term loan 5.1373% 12/13/07 (d)	3,000	3,030
Penn National Gaming, Inc. Tranche B term loan 4.6418% 9/1/07 (d)	2,985	3,007
Venetian Casino Resort LLC Tranche B term loan 4.14% 6/4/08 (d)	2,666	2,693
		22,332
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - 7.7%
Accredo Health, Inc. Tranche B term loan 3.88% 3/31/09 (d)	$ 985	$ 994
ALARIS Medical Systems, Inc. term loan 3.8701% 6/30/09 (d)	834	846
Alliance Imaging, Inc. Tranche C term loan 3.5533% 6/10/08 (d)	838	833
Alpharma, Inc. Tranche B term loan 4.4485% 7/31/08 (d)	1,669	1,671
AmeriPath, Inc. term loan 5.62% 3/27/10 (d)	2,985	2,978
AMN Healthcare, Inc. Tranche B term loan 4.16% 10/2/08 (d)	1,050	1,059
Apria Healthcare Group, Inc. Tranche B term loan 3.14% 7/20/08 (d)	2,960	2,971
Beverly Enterprises, Inc. term loan 4.4182% 10/22/08 (d)	2,000	2,023
Caremark Rx, Inc. term loan 3.38% 3/31/06 (d)	3,940	3,950
Community Health Systems, Inc. term loan:
3.64% 7/16/10 (d)	6,049	6,109
3.64% 1/16/11 (d)	4,500	4,545
Concentra Operating Corp. term loan 4.9204% 6/30/09 (d)	1,995	2,012
CONMED Corp. Tranche B term loan 3.8776% 12/15/09 (d)	998	1,007
Connecticare Capital LLC term loan 5.023% 10/29/09 (d)	2,000	2,018
DaVita, Inc. Tranche B term loan 3.6398% 3/31/09 (d)	15,957	16,077
Express Scripts, Inc. Tranche B term loan 3.128% 3/31/07 (d)	2,308	2,316
Fisher Scientific International, Inc.:
term loan 3.6405% 3/31/10 (d)	2,130	2,154
Tranche B term loan 3.3896% 3/31/10 (d)	4,520	4,559
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.39% 2/21/10 (d)	6,983	7,052
Genesis Health Ventures, Inc. Tranche B term loan 4.62% 3/31/07 (d)	1,322	1,322
Hanger Orthopedic Group, Inc. Tranche B term loan 3.87% 9/30/09 (d)	2,950	2,983
HCA, Inc. term loan 2.12% 4/30/06 (d)	5,341	5,274
IASIS Healthcare Corp. Tranche B term loan 5.4% 2/7/09 (d)	1,845	1,868
Kinetic Concepts, Inc. Tranche B term loan 3.89% 8/11/10 (d)	5,686	5,750
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Medco Health Solutions, Inc. Tranche B term loan 3.43% 6/30/10 (d)	$ 8,000	$ 8,080
Oxford Health Plans, Inc. term loan 4.5656% 4/30/09 (d)	1,990	1,997
PacifiCare Health Systems, Inc. term loan 4.63% 6/3/08 (d)	3,990	4,030
Sybron Dental Management, Inc. term loan 3.6357% 6/6/09 (d)	1,032	1,035
Triad Hospitals, Inc.:
Tranche A term loan 3.12% 3/31/07 (d)	720	720
Tranche B term loan 4.12% 9/30/08 (d)	9,782	9,831
Vanguard Health Systems, Inc. Tanche B term loan 5.4375% 1/3/10 (d)	1,985	1,995
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.62% 4/17/07 (d)	988	990
		111,049
Homebuilding/Real Estate - 0.7%
AIMCO Properties LP term loan 3.78% 3/11/04 (d)	1,096	1,103
Apartment Investment & Management Co. term loan 3.89% 5/29/08 (d)	4,000	4,035
CB Richard Ellis Services, Inc. term loan 4.4145% 12/31/08 (d)	3,000	3,023
Corrections Corp. of America Tranche C term loan 3.88% 3/31/08 (d)	1,358	1,375
		9,536
Hotels - 0.7%
Extended Stay America, Inc.:
Tranche A3 term loan 4.12% 7/24/07 (d)	973	975
Tranche B term loan 4.87% 1/15/08 (d)	2,323	2,349
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.995% 10/9/06 (d)	2,000	1,998
Wyndham International, Inc. term loan:
5.875% 4/1/06 (d)	3,990	3,771
5.875% 6/30/06 (d)	1,838	1,691
		10,784
Insurance - 0.4%
Conseco, Inc.:
Tranche A term loan 6.38% 9/10/09 (d)	3,077	3,073
Tranche B term loan 9.5% 9/10/10 (d)	923	922
USI Holdings Corp. term loan 4.16% 8/11/09 (d)	1,995	2,005
		6,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - 0.6%
Six Flags Theme Park, Inc. Tranche B term loan 3.37% 6/30/09 (d)	$ 8,000	$ 8,010
Vail Corp. term loan 3.91% 12/10/08 (d)	995	1,006
		9,016
Metals/Mining - 0.2%
Compass Minerals Group, Inc. Tranche B term loan 3.6702% 11/28/09 (d)	392	396
Peabody Energy Corp. term loan 3.6379% 3/21/10 (d)	2,985	3,015
		3,411
Paper - 3.0%
Georgia-Pacific Corp. term loan 3.345% 11/28/05 (d)	5,000	5,000
Graphic Packaging International, Inc. Tranche B term loan 3.8936% 8/8/10 (d)	15,600	15,795
Jefferson Smurfit Corp. Tranche B term loan 4.4375% 3/31/07 (d)	3,569	3,600
Jefferson Smurfit Corp. U.S.:
revolver loan 3.9316% 3/31/05 (d)	527	519
Tranche B term loan 3.9% 9/16/10 (d)	500	503
Tranche C term loan 4.4% 9/16/11 (d)	500	503
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	14,293	14,418
Tranche C term loan 3.6875% 6/30/09 (d)	2,708	2,732
		43,070
Publishing/Printing - 3.7%
Advanstar Communications, Inc. Tranche B term loan 5.64% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.91% 4/1/07 (d)	2,729	2,749
CBD Media, Inc. Tranche B term loan 4.38% 12/31/09 (d)	3,172	3,208
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.6554% 12/31/08 (d)	5,000	5,025
Tranche B term loan 5.1293% 11/8/09 (d)	2,652	2,679
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.9026% 9/9/09 (d)	5,897	5,948
Tranche B term loan 3.8951% 9/9/10 (d)	14,500	14,663
Medianews Group, Inc. Tranche B term loan 3.875% 12/31/06 (d)	2,000	2,005
Moore Holdings USA, Inc. Tranche B term loan 3.6375% 3/15/10 (d)	2,993	2,996
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	$ 3,000	$ 3,030
R.H. Donnelly Corp. Tranche B term loan 5.1452% 6/30/10 (d)	3,226	3,282
Reader's Digest Association, Inc.:
Tranche A term loan 4.1927% 5/20/07 (d)	1,000	1,001
Tranche B term loan 4.2375% 5/20/08 (d)	2,793	2,793
Sun Media Corp. Canada Tranche B term loan 3.66% 2/7/09 (d)	1,915	1,925
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.169% 6/27/08 (d)	1,150	1,153
		52,645
Restaurants - 0.5%
AFC Enterprises, Inc. Tranche B term loan 4.1875% 5/23/09 (d)	1,017	1,017
Buffets, Inc. term loan 4.6047% 6/28/09 (d)	692	694
Domino's, Inc. term loan 4.125% 6/25/10 (d)	4,410	4,465
Jack in the Box, Inc. Tranche B term loan 4.3967% 7/22/07 (d)	1,489	1,504
		7,680
Services - 1.3%
Coinmach Corp. Tranche B term loan 3.9249% 7/25/09 (d)	2,254	2,271
CSG Systems International, Inc. Tranche B term loan 3.9298% 2/28/08 (d)	3,851	3,774
Iron Mountain, Inc. Tranche B term loan 3.3996% 2/15/08 (d)	4,980	5,030
JohnsonDiversey, Inc. Tranche B term loan 3.8644% 11/3/09 (d)	1,590	1,610
United Rentals, Inc. term loan 4.1488% 10/7/07 (d)	852	856
Wackenhut Corrections Corp. term loan 4.1337% 7/9/09 (d)	1,975	1,995
Worldspan LP Tranche B term loan 4.8942% 6/30/07 (d)	3,000	2,996
		18,532
Steels - 0.2%
International Steel Group, Inc.:
Tranche A term loan 4.87% 5/5/05 (d)	365	364
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - continued
International Steel Group, Inc.: - continued
Tranche B term loan 5.12% 5/7/07 (d)	$ 599	$ 596
Steel Dynamics, Inc. Tranche B term loan 4.1565% 3/26/08 (d)	1,970	1,995
		2,955
Super Retail - 0.7%
Advance Stores Co., Inc. Tranche C term loan 3.8846% 11/30/07 (d)	2,009	2,029
Hollywood Entertainment Corp. Tranche B term loan 4.62% 3/31/08 (d)	2,763	2,784
Oriental Trading Co., Inc. Tranche B term loan 3.9375% 8/4/10 (d)	2,173	2,178
PETCO Animal Supplies, Inc. Tranche D term loan 3.64% 10/2/08 (d)	1,459	1,473
Rent-A-Center, Inc. term loan 3.3788% 5/28/09 (d)	1,995	2,012
		10,476
Technology - 2.6%
Alliant Techsystems, Inc. Tranche C term loan 3.4927% 4/20/09 (d)	4,158	4,199
AMI Semiconductor, Inc. term loan 3.62% 9/26/08 (d)	2,400	2,424
Amphenol Corp. Tranche B term loan 3.6428% 5/6/10 (d)	6,608	6,674
Fairchild Semiconductor Corp. term loan 3.6875% 6/19/08 (d)	4,988	5,025
Global Imaging Systems, Inc. term loan 4.1586% 6/25/09 (d)	998	1,007
Loral Satellite, Inc. term loan 1/7/05 (d)	708	690
Loral Space & Communications Ltd. term loan 5.25% 1/7/05 (d)	2,000	1,975
Loral Spacecom Corp. revolver loan 5.25% 1/7/05 (d)	385	380
Seagate Technology Holdings, Inc. term loan 3.125% 5/13/07 (d)	1,980	1,995
Semiconductor Components Industries LLC Tranche D term loan 5.1875% 8/4/07 (d)	3,000	3,008
Xerox Corp. term loan 3.39% 9/30/08 (d)	10,000	10,025
		37,402
Telecommunications - 9.7%
American Tower LP:
Tranche A term loan 3.3991% 6/30/07 (d)	14,421	14,385
Tranche B term loan 4.6101% 12/31/07 (d)	7,648	7,705
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.4355% 5/31/07 (d)	1,183	1,183
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Puerto Rico Operations Corp.: - continued
Tranche C term loan 4.6892% 11/30/07 (d)	$ 817	$ 817
Cincinnati Bell, Inc.:
Tranche A term loan 4.8814% 11/9/04 (d)	233	234
Tranche C term loan 4.8702% 6/29/07 (d)	787	791
Crown Castle International Corp. Tranche A term loan 3.64% 9/15/07 (d)	650	651
Crown Castle Operating Co. Tranche B term loan 4.65% 9/30/10 (d)	13,463	13,563
Dobson Cellular Systems, Inc. term loan 6.25% 3/31/10 (d)	7,000	7,079
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (d)	12,181	12,211
Tranche C term loan 4.8125% 12/31/08 (d)	12,181	12,211
Tranche D term loan 4.1875% 3/31/09 (d)	18,060	18,150
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	29,000	29,834
Qwest Services Corp. Tranche Q revolver loan 4.638% 5/3/05 (d)	3,125	3,094
Rural Cellular Corp.:
Tranche B term loan 4.63% 10/3/08 (d)	2,441	2,444
Tranche C term loan 4.84% 4/3/09 (d)	2,441	2,444
SpectraSite Communications, Inc. Tranche A term loan 3.4923% 6/30/07 (d)	6,750	6,758
Western Wireless Corp.:
Tranche A term loan 3.44% 3/31/08 (d)	1,950	1,911
Tranche B term loan 4.478% 9/30/08 (d)	5,073	5,073
		140,538
Textiles & Apparel - 0.1%
William Carter Co. Tranche C term loan 5.5% 9/30/08 (d)	851	851
TOTAL FLOATING RATE LOANS (Cost $1,026,021)		1,036,009
Nonconvertible Bonds - 7.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	$ 2,000	$ 2,190
Cable TV - 2.8%
EchoStar DBS Corp.:
4.41% 10/1/08 (c)(d)	38,000	38,940
10.375% 10/1/07	1,965	2,169
		41,109
Capital Goods - 0.2%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,176
Chemicals - 0.3%
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	1,310	1,349
Methanex Corp. yankee 7.75% 8/15/05	3,000	3,158
		4,507
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,160
Diversified Media - 0.7%
Liberty Media Corp. 2.64% 9/17/06 (d)	10,000	10,006
Electric Utilities - 0.5%
Allegheny Energy, Inc. 7.75% 8/1/05	1,000	1,015
Pacific Gas & Electric Co.:
6.75% 10/1/23	285	291
7.05% 3/1/24	1,000	1,020
Power Contract Financing LLC 5.2% 2/1/06 (c)	1,100	1,097
Southern California Edison Co.:
5.875% 9/1/04	1,250	1,281
8% 2/15/07	2,000	2,240
		6,944
Energy - 1.6%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,145
Chesapeake Energy Corp. 7.875% 3/15/04	4,000	4,190
Dynegy Holdings, Inc. 7.7% 7/15/08 (c)(d)	2,000	2,100
Pemex Project Funding Master Trust:
2.65% 1/7/05 (c)(d)	2,000	2,011
2.95% 10/15/09 (c)(d)	3,000	3,008
Pride International, Inc. 10% 6/1/09	3,000	3,210
Pride Petroleum Services, Inc. 9.375% 5/1/07	538	565
Southern Natural Gas Co. 8.875% 3/15/10	840	918
The Coastal Corp. 6.2% 5/15/04	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	$ 2,000	$ 2,343
Williams Companies, Inc. 9.25% 3/15/04	400	409
		22,894
Hotels - 0.1%
ITT Corp. 6.75% 11/15/03	2,000	2,008
Publishing/Printing - 0.0%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (c)	430	461
Shipping - 0.4%
General Maritime Corp. 10% 3/15/13	3,000	3,360
Teekay Shipping Corp. yankee 8.32% 2/1/08	2,000	2,160
		5,520
Technology - 0.1%
IOS Capital LLC 7.25% 6/30/08	1,000	995
Telecommunications - 0.5%
British Telecommunications PLC 2.445% 12/15/03 (d)	3,000	3,004
Mobile Telesystems Finance SA 5.1413% 8/5/04 (c)(d)	1,000	998
U.S. West Communications 7.2% 11/1/04	3,000	3,075
		7,077
TOTAL NONCONVERTIBLE BONDS (Cost $106,268)		109,047
Commercial Mortgage Securities - 0.1%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.1174% 12/15/09 (c)(d) (Cost $657)	679	636
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	45	0
Electric Utilities - 0.0%
Reliant Resources, Inc.:
warrants 5/16/10 (a)	1,823	0
warrants 5/15/11 (a)	1,458	0
TOTAL COMMON STOCKS (Cost $0)	0
Money Market Funds - 24.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.07% (b)	224,077,719	$ 224,078
Fidelity Money Market Central Fund, 1.16% (b)	123,954,080	123,954
TOTAL MONEY MARKET FUNDS (Cost $348,032)		348,032
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $4,402)	$ 4,402	4,402
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,485,380)		1,498,126
NET OTHER ASSETS - (3.3)%		(47,213)
NET ASSETS - 100%		$ 1,450,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,601,000 or 3.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,031,695,000 and $360,130,000, respectively.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $4,402) (cost $1,485,380) - See accompanying schedule		$ 1,498,126
Cash		515
Receivable for investments sold		2,255
Receivable for fund shares sold		11,200
Interest receivable		5,345
Redemption fees receivable		3
Prepaid expenses		5
Total assets		1,517,449

Liabilities
Payable for investments purchased	$ 59,878
Payable for fund shares redeemed	4,714
Distributions payable	606
Accrued management fee	778
Distribution fees payable	285
Other payables and accrued expenses	275
Total liabilities		66,536

Net Assets		$ 1,450,913
Net Assets consist of:
Paid in capital		$ 1,446,078
Undistributed net investment income		3,419
Accumulated undistributed net realized gain (loss) on investments		(11,330)
Net unrealized appreciation (depreciation) on investments		12,746
Net Assets		$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,410 ÷ 8,952.6 shares)	$ 9.88

Maximum offering price per share (100/96.25 of $9.88)	$ 10.26
Class T: Net Asset Value and redemption price per share ($112,833 ÷ 11,436 shares)	$ 9.87

Maximum offering price per share (100/97.25 of $9.87)	$ 10.15
Class B: Net Asset Value and offering price per share ($133,723 ÷ 13,554 shares) A	$ 9.87

Class C: Net Asset Value and offering price per share ($269,484 ÷ 27,293 shares) A	$ 9.87

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($810,763 ÷ 82,169 shares)	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,700 ÷ 3,619 shares)	$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2003

Investment Income
Interest		$ 33,595

Expenses
Management fee	$ 5,513
Transfer agent fees	1,103
Distribution fees	2,962
Accounting fees and expenses	315
Non-interested trustees' compensation	3
Custodian fees and expenses	48
Registration fees	205
Audit	60
Legal	74
Miscellaneous	11
Total expenses before reductions	10,294
Expense reductions	(30)	10,264
Net investment income (loss)		23,331
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		279
Change in net unrealized appreciation (depreciation) on investment securities		31,433
Net gain (loss)		31,712
Net increase (decrease) in net assets resulting from operations		$ 55,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,331	$ 17,114
Net realized gain (loss)	279	(8,480)
Change in net unrealized appreciation (depreciation)	31,433	(7,489)
Net increase (decrease) in net assets resulting from operations	55,043	1,145
Distributions to shareholders from net investment income	(23,105)	(16,398)
Share transactions - net increase (decrease)	917,582	(9,652)
Redemption fees	181	60
Total increase (decrease) in net assets	949,701	(24,845)

Net Assets
Beginning of period	501,212	526,057
End of period (including undistributed net investment income of $3,419 and undistributed net investment income of $855, respectively)	$ 1,450,913	$ 501,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.447	(.264)	(.185)	(.047)
Total from investment operations	.739	088.395		.089
Distributions from net investment income	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.446	(.263)	(.195)	(.045)
Total from investment operations	.731	.079	.378	.086
Distributions from net investment income	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capitalE	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.444	(.263)	(.194)	(.056)
Total from investment operations	.687	.035	.331	.078
Distributions from net investment income	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.434	(.263)	(.184)	(.051)
Total from investment operations	.669	.027	.332	.074
Distributions from net investment income	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.002	.001	.003	.001
Net asset value, end of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.311	.040
Net realized and unrealized gain (loss)	.450	(.084)
Total from investment operations	.761	(.044)
Distributions from net investment income	(.333)	(.037)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.87	$ 9.44
Total Return B, C	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.86%	1.15% A
Expenses net of voluntary waivers, if any	.86%	.95% A
Expenses net of all reductions	.86%	.94% A
Net investment income (loss)	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 811	$ 18
Portfolio turnover rate	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.436	(.262)	(.193)	(.058)
Total from investment operations	.748	.103	.397	.093
Distributions from net investment income	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.002	.001	.003	.001
Net asset value, end of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,777	|
Unrealized depreciation	(1,613)
Net unrealized appreciation (depreciation)	13,164
Undistributed ordinary income	5,891
Capital loss carryforward	(11,146)
Cost for federal income tax purposes	$ 1,484,962

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 23,105	$ 16,398

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Mangement & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $1,987.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 68	$ -
Class T	0%	.25%	197	-
Class B	.55%	.15%	841	660
Class C	.55%	.25%	1,856	578
			$ 2,962	$ 1,238

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 67
Class T	31
Class B*	425
Class C*	114
$ 637

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 83.18
Class T	133.17
Class B	203.17
Class C	350.15
Fidelity Floating Rate High Income Fund	305.10
Institutional Class	29.13
	$ 1,103

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,218 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser

Class A	$ 2
Class T	3
Class B	4
Class C	9
Institutional Class	1

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $11.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2003	2002
From net investment income
Class A	$ 1,379	$ 1,416
Class T	2,412	2,733
Class B	3,198	3,729
Class C	5,977	7,917
Fidelity Floating Rate High Income Fund	9,407	27
Institutional Class	732	576
Total	$ 23,105	$ 16,398

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002A	2003	2002A
Class A
Shares sold	6,904	2,013	$ 67,614	$ 19,548
Reinvestment of distributions	98	107	956	1,036
Shares redeemed	(1,953)	(2,421)	(18,942)	(23,409)
Net increase (decrease)	5,049	(301)	$ 49,628	$ (2,825)
Class T
Shares sold	7,102	5,346	$ 69,392	$ 51,902
Reinvestment of distributions	214	241	2,081	2,322
Shares redeemed	(3,806)	(5,466)	(36,871)	(52,625)
Net increase (decrease)	3,510	121	$ 34,602	$ 1,599
Class B
Shares sold	3,767	3,679	$ 36,736	$ 35,647
Reinvestment of distributions	231	261	2,235	2,519
Shares redeemed	(2,978)	(4,252)	(28,855)	(40,950)
Net increase (decrease)	1,020	(312)	$ 10,116	$ (2,784)
Class C
Shares sold	10,474	9,641	$ 102,347	$ 93,674
Reinvestment of distributions	411	561	3,982	5,425
Shares redeemed	(8,522)	(13,892)	(82,608)	(133,841)
Net increase (decrease)	2,363	(3,690)	$ 23,721	$ (34,742)
Floating Rate High Income Fund
Shares sold	91,211	1,925	$ 889,648	$ 18,242
Reinvestment of distributions	840	3	8,216	25
Shares redeemed	(11,804)	(6)	(115,507)	(58)
Net increase (decrease)	80,247	1,922	$ 782,357	$ 18,209
Institutional Class
Shares sold	2,601	2,636	$ 25,410	$ 25,595
Reinvestment of distributions	31	21	305	202
Shares redeemed	(880)	(1,550)	(8,557)	(14,906)
Net increase (decrease)	1,752	1,107	$ 17,158	$ 10,891

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 16, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, Call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Advisor Floating Rate High Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing) and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, and defense technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Fidelity Advisor Floating Rate High Income Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Christine G. McConnell (45)

Year of Election or Appointment: 2003

Vice President of Fidelity Advisor Floating Rate High Income Fund. Prior to assuming her current responsibilities, Ms. McConnell worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Fidelity Advisor Floating Rate High Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Fidelity Advisor Floating Rate High Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Advisor Floating Rate High Income Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002) and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Advisor Floating Rate High Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

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Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-2.74%	4.52%	5.34%
Class T (incl. 3.50% sales charge)	-1.56%	4.67%	5.38%
Class B (incl. contingent deferred sales charge) B	-3.56%	4.42%	5.28%
Class C (incl. contingent deferred sales charge) C	0.29%	4.67%	5.04%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

B Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). The initial offering of Class B shares took place on June 30, 1994. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity® Advisor Government Investment Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Government Investment Fund's Class A, Class T, Class B and Class C shares returned 2.11%, 2.01%, 1.34% and 1.27%, respectively, compared to the 1.70% return for the fund's peer group, the LipperSM General U.S. Government Funds Average. Additionally, the fund's benchmark - the Lehman Brothers Government Bond Index - returned 2.90%. Timely moves in and out of the mortgage sector boosted the fund's returns. Security selection within this group, including a focus on prepayment-resistant mortgage securities, also worked in the fund's favor. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Securities that helped cushion prepayment risk included those made up of mortgages originated in geographic areas with slower prepayment rates and collateralized mortgage obligations. The fund also benefited from its comparatively small stake in Treasury securities, which underperformed agency securities during the year. Detracting from performance was my decision not to invest in Treasury Inflation-Protected Securities (TIPS), which performed quite well during the year.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.7	5.7
4 - 4.99%	5.6	1.2
5 - 5.99%	10.5	9.9
6 - 6.99%	47.1	44.1
7 - 7.99%	13.0	7.3
8 - 8.99%	5.7	6.8
9 - 9.99%	0.2	0.3
10 - 10.99%	1.9	2.0
11 - 11.99%	1.2	10.4
12 - 12.99%	1.8	0.0
13 - 13.99%	4.0	3.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	8.1	8.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.3	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*	As of April 30, 2003**
Mortgage Securities 9.9%	Mortgage Securities 5.8%
CMOs and Other Mortgage Related Securities 26.8%	CMOs and Other Mortgage Related Securities 26.0%
U.S. Treasury Obligations 30.8%	U.S. Treasury Obligations 41.1%
U.S. Government Agency Obligations 32.7%	U.S. Government Agency Obligations 18.8%
Short-Term Investments and Net Other AssetsA (0.2)%	Short-Term Investments and Net Other Assets 8.3%

* Futures and Swaps	0.00%	** Futures and Swaps	6.8%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 32.7%
Fannie Mae:
6% 5/15/08	$ 6,158,000	$ 6,818,519
6.125% 3/15/12	8,050,000	8,923,803
6.25% 2/1/11	4,660,000	5,096,908
6.625% 9/15/09	1,620,000	1,848,823
6.625% 11/15/30	18,000,000	20,281,248
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	787,028
Freddie Mac:
3.625% 9/15/08	35,351,000	35,464,512
4.5% 7/15/13	25,000,000	24,452,450
5.875% 3/21/11	8,310,000	8,886,556
7% 3/15/10	48,000,000	55,822,323
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	450,596	493,141
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	42,489	43,743
Series 1993-D, 5.23% 5/15/05	72,978	74,545
Series 1994-A, 7.12% 4/15/06	4,620,903	4,931,150
Series 1994-F, 8.187% 12/15/04	566,122	576,403
Series 1995-A, 6.28% 6/15/04	412,941	420,940
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	2,250,000	2,416,927
Series 1994-B, 7.5% 1/26/06	83,161	89,472
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,217,391	1,340,031
Series 2000-016, 6.07% 12/15/14	4,200,000	4,562,250
6.77% 11/15/13	1,340,385	1,482,800
6.99% 5/21/16	4,462,500	5,064,670
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	4,963,181
5.66% 9/15/11 (a)	2,610,000	2,799,225
6.67% 9/15/09	880,000	1,003,634
6.86% 4/30/04	100,750	103,420
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,882,423	5,926,503
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	$ 8,560,000	$ 9,066,059
6.6% 2/15/08	13,100,000	14,195,448
6.8% 2/15/12	5,000,000	5,574,420
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,279,775
5.96% 8/1/09	1,800,000	1,920,258
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	210,000	231,218
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		237,941,383
U.S. Treasury Obligations - 30.8%
U.S. Treasury Bonds:
6% 2/15/26	4,500,000	4,943,322
6.125% 8/15/29	33,229,000	37,306,032
6.25% 8/15/23	30,000,000	33,857,820
8% 11/15/21	29,994,000	40,197,809
10% 5/15/10	11,170,000	12,564,943
11.25% 2/15/15	5,506,000	8,791,105
12% 8/15/13	10,000,000	13,877,730
13.25% 5/15/14	20,500,000	30,660,313
U.S. Treasury Notes:
5% 8/15/11	36,000,000	38,414,520
6% 8/15/09	3,000,000	3,392,109
TOTAL U.S. TREASURY OBLIGATIONS		224,005,703
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $457,981,497)		461,947,086
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 9.1%
4% 11/1/18 (b)	9,953,845	9,664,561
6% 9/1/17	9,140,964	9,507,486
6.5% 2/1/10 to 8/1/32	5,986,737	6,227,373
6.5% 11/1/33 (b)	30,000,000	31,162,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7% 4/1/26 to 7/1/32	$ 7,593,556	$ 8,001,505
7.5% 3/1/28 to 4/1/29	81,774	87,351
8.5% 9/1/16 to 1/1/17	27,487	30,072
9% 11/1/11 to 5/1/14	629,299	693,336
9.5% 11/1/06 to 5/1/20	406,138	444,902
11.5% 6/15/19	98,276	111,632
12.5% 8/1/15	3,714	4,257
		65,934,975
Freddie Mac - 0.5%
6.775% 11/15/03	1,383,854	1,381,808
7.5% 3/1/15 to 3/1/16	1,633,655	1,739,411
8.5% 8/1/09 to 2/1/10	68,132	73,711
9% 10/1/08 to 10/1/20	169,106	185,304
9.5% 5/1/21 to 7/1/21	123,719	137,946
11% 7/1/13 to 5/1/14	150,758	169,186
12.5% 2/1/10 to 6/1/19	66,752	75,761
		3,763,127
Government National Mortgage Association - 0.3%
6.5% 6/20/32	330,307	344,827
7.5% 9/15/06 to 8/15/29	398,351	420,080
8% 12/15/23	1,080,894	1,178,979
9% 9/15/05 to 12/15/09	4,477	4,548
10.5% 11/15/17 to 1/20/18	109,472	123,447
13.5% 7/15/11	12,986	15,132
		2,087,013
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $71,074,523)		71,785,115
Collateralized Mortgage Obligations - 26.8%

U.S. Government Agency - 26.8%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	6,161,044	6,629,713
Series 1993-160 Class PK, 6.5% 11/25/22	3,344,376	3,421,197
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,110,786
Series 1993-187 Class L, 6.5% 7/25/23	1,700,000	1,815,506
Series 2003-28 Class KQ, 5% 4/25/23	1,913,709	1,924,821
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	$ 6,079,537	$ 6,317,725
Series 2001-53 Class OH, 6.5% 6/25/30	314,598	321,140
Series 2001-56 Class KD, 6.5% 7/25/30	9,847,922	10,078,800
Series 2002-55 Class QB, 5.5% 8/25/12	519,843	526,070
Series 2003-77 Class WZ, 4.5% 8/25/18	6,599,023	6,401,052
Series 2003-88 Class WZ, 4.5% 9/25/18	535,470	536,579
Freddie Mac sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,536,353
Series 2355 Class AE, 6% 9/15/31	11,855,897	12,261,926
Series 2361 Class KB, 6.25% 1/15/28	17,600,000	18,033,859
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,307,488
sequential pay Series 2333 Class KA, 6.5% 7/15/31	11,921,000	12,706,463
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	341,436	346,567
Series 1671 Class G, 6.5% 8/15/23	12,922,605	13,408,375
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,745,408
Series 2206 Class PA, 7.5% 11/15/21	505,217	508,425
Series 2275 Class PM, 6.5% 10/15/29	3,832,913	3,922,430
Series 2322 Class HC, 6.5% 3/15/30	187,969	191,632
Series 2368 Class PQ, 6.5% 8/15/30	2,750,000	2,808,619
sequential pay:
Series 2278 Class VB, 6.5% 3/15/14	5,035,000	5,165,128
Series 2285 Class VB, 6.5% 10/15/16	4,000,000	4,110,579
Series 2303 Class VT, 6% 2/15/12	1,374,108	1,392,314
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,115,114
Series 1624 Class KC, 6% 6/15/08	5,857,482	5,932,647
Series 2410 Class MK, 6.5% 6/15/29	5,000,000	5,063,388
Series 2473 Class JB, 5.5% 2/15/29	890,000	902,673
Series 2568 Class SA, 10.528% 9/15/28 (c)	1,410,747	1,452,098
Series 2628 Class AZ, 4.5% 6/15/18	1,664,611	1,664,611
Series 2663 Class ZM, 5% 8/15/18	424,603	424,342
Series 2664 Class EZ, 5.5% 8/15/33	1,855,475	1,849,382
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,000,000	10,390,798
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2002-19 Class PE, 6% 10/20/30	$ 25,000,000	$ 26,025,550
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	2,092,334	2,129,233
Series 1998-1 Class PE, 6.35% 1/20/28	5,000,000	5,316,525
Series 2001-53 Class TA, 6% 12/20/30	1,097,057	1,122,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,546,204)		194,917,445
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $31,580,000)	$ 31,582,816	31,580,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $757,182,224)		760,229,646
NET OTHER ASSETS - (4.5)%	(32,870,330)
NET ASSETS - 100%	$ 727,359,316
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,799,225 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $2,072,597,748 and $2,121,563,547, respectively.
Income Tax Information
The fund hereby designates approximately $6,275,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $31,580,000) (cost $757,182,224) - See accompanying schedule		$ 760,229,646
Cash		186
Receivable for investments sold		2,346,611
Receivable for fund shares sold		1,204,864
Interest receivable		8,565,159
Prepaid expenses		4,322
Total assets		772,350,788

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 40,901,531
Payable for fund shares redeemed	3,092,431
Distributions payable	269,661
Accrued management fee	263,603
Distribution fees payable	277,386
Other payables and accrued expenses	186,860
Total liabilities		44,991,472

Net Assets		$ 727,359,316
Net Assets consist of:
Paid in capital		$ 713,430,180
Undistributed net investment income		66,943
Accumulated undistributed net realized gain (loss) on investments		10,814,771
Net unrealized appreciation (depreciation) on investments		3,047,422
Net Assets		$ 727,359,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($69,011,463 ÷ 6,818,854 shares)	$ 10.12

Maximum offering price per share (100/95.25 of $10.12)	$ 10.62
Class T: Net Asset Value and redemption price per share ($304,516,839 ÷ 30,105,693 shares)	$ 10.11

Maximum offering price per share (100/96.50 of $10.11)	$ 10.48
Class B: Net Asset Value and offering price per share ($176,855,022 ÷ 17,502,394 shares) A	$ 10.10

Class C: Net Asset Value and offering price per share ($80,620,444 ÷ 7,972,491 shares) A	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,355,548 ÷ 9,569,554 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 35,493,647
Security lending		37,007
Total income		35,530,654

Expenses
Management fee	$ 3,534,766
Transfer agent fees	1,635,739
Distribution fees	3,969,246
Accounting and security lending fees	204,893
Non-interested trustees' compensation	3,492
Custodian fees and expenses	29,697
Registration fees	141,516
Audit	31,090
Legal	7,365
Miscellaneous	5,866
Total expenses before reductions	9,563,670
Expense reductions	(1,996)	9,561,674
Net investment income (loss)		25,968,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,571,429
Swap agreements	(587,702)
Total net realized gain (loss)		11,983,727
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,491,452)
Swap agreements	109,924
Total change in net unrealized appreciation (depreciation)		(23,381,528)
Net gain (loss)		(11,397,801)
Net increase (decrease) in net assets resulting from operations		$ 14,571,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,968,980	$ 24,322,158
Net realized gain (loss)	11,983,727	16,893,164
Change in net unrealized appreciation (depreciation)	(23,381,528)	(1,624,808)
Net increase (decrease) in net assets resulting from operations	14,571,179	39,590,514
Distributions to shareholders from net investment income	(25,752,285)	(25,095,039)
Distributions to shareholders from net realized gain	(5,552,244)	-
Total distributions	(31,304,529)	(25,095,039)
Share transactions - net increase (decrease)	(75,289,044)	194,715,430
Total increase (decrease) in net assets	(92,022,394)	209,210,905

Net Assets
Beginning of period	819,381,710	610,170,805
End of period (including undistributed net investment income of $66,943 and distributions in excess of net investment income of $74,407, respectively)	$ 727,359,316	$ 819,381,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.360	.410E	.546	.559	.545
Net realized and unrealized gain (loss)	(.144)	.205E	.730	.115	(.696)
Total from investment operations	.216	.615	1.276	.674	(.151)
Distributions from net investment income	(.356)	(.425)	(.556)	(.564)	(.559)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.426)	(.425)	(.556)	(.564)	(.559)
Net asset value, end of period	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Total ReturnA,B	2.11%	6.31%	13.95%	7.53%	(1.53)%
Ratios to Average Net AssetsD
Expenses before expense reductions	.83%	.83%	.87%	.85%	.87%
Expenses net of voluntary waivers, if any	.83%	.83%	.87%	.85%	.87%
Expenses net of all reductions	.83%	.83%	.86%	.85%	.87%
Net investment income (loss)	3.50%	4.11%E	5.61%	6.02%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,011	$ 68,973	$ 43,205	$ 15,053	$ 15,273
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.350	.398E	.535	.549	.541
Net realized and unrealized gain (loss)	(.144)	.206E	.731	.114	(.710)
Total from investment operations	.206	.604	1.266	.663	(.169)
Distributions from net investment income	(.346)	(.414)	(.546)	(.553)	(.551)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.416)	(.414)	(.546)	(.553)	(.551)
Net asset value, end of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnA,B	2.01%	6.19%	13.86%	7.41%	(1.71)%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.94%	.96%	.95%	.96%
Expenses net of voluntary waivers, if any	.93%	.94%	.96%	.95%	.96%
Expenses net of all reductions	.93%	.94%	.96%	.95%	.95%
Net investment income (loss)	3.39%	4.00%E	5.52%	5.92%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,517	$ 366,209	$ 293,105	$ 182,049	$ 215,089
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Income from Investment Operations
Net investment income (loss)C	.282	.335E	.474	.490	.479
Net realized and unrealized gain (loss)	(.144)	.205E	.720	.114	(.699)
Total from investment operations	.138	.540	1.194	.604	(.220)
Distributions from net investment income	(.278)	(.350)	(.484)	(.494)	(.490)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.348)	(.350)	(.484)	(.494)	(.490)
Net asset value, end of period	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Total ReturnA,B	1.34%	5.52%	13.03%	6.73%	(2.24)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of voluntary waivers, if any	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.59%	1.58%	1.60%	1.59%	1.59%
Net investment income (loss)	2.74%	3.36%E	4.88%	5.28%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,855	$ 230,244	$ 158,864	$ 77,424	$ 94,871
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.275	.327E	.468	.482	.468
Net realized and unrealized gain (loss)	(.144)	.205E	.729	.115	(.708)
Total from investment operations	.131	.532	1.197	.597	(.240)
Distributions from net investment income	(.271)	(.342)	(.477)	(.487)	(.480)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.341)	(.342)	(.477)	(.487)	(.480)
Net asset value, end of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnA,B	1.27%	5.44%	13.05%	6.64%	(2.43)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of voluntary waivers, if any	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of all reductions	1.66%	1.66%	1.67%	1.67%	1.69%
Net investment income (loss)	2.66%	3.29%E	4.81%	5.20%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,620	$ 103,002	$ 87,214	$ 30,133	$ 35,652
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss)B	.370	.422D	.560	.572	.567
Net realized and unrealized gain (loss)	(.138)	.207D	.723	.118	(.720)
Total from investment operations	.232	.629	1.283	.690	(.153)
Distributions from net investment income	(.372)	(.439)	(.573)	(.580)	(.577)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.442)	(.439)	(.573)	(.580)	(.577)
Net asset value, end of period	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Total ReturnA	2.28%	6.49%	14.11%	7.75%	(1.55)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.68%	.69%	.69%	.66%	.68%
Expenses net of voluntary waivers, if any	.68%	.69%	.69%	.66%	.68%
Expenses net of all reductions	.68%	.69%	.69%	.66%	.68%
Net investment income (loss)	3.64%	4.26%D	5.79%	6.20%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,356	$ 50,953	$ 27,782	$ 22,067	$ 22,636
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,051,315
Unrealized depreciation	(6,223,302)
Net unrealized appreciation (depreciation)	1,828,013
Undistributed ordinary income	2,146,357
Undistributed long-term capital gain	6,404,624

Cost for federal income tax purposes	$ 758,401,633

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 25,752,285	$ 25,095,039
Long-term Capital Gains	5,552,244	-
Total	$ 31,304,529	$ 25,095,039

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 113,819	$ 115
Class T	0%	.25%	885,879	1,967
Class B	.65%	.25%	1,971,726	1,424,437
Class C	.75%	.25%	997,822	188,613
			$ 3,969,246	$ 1,615,132

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,654
Class T	42,830
Class B*	920,065
Class C*	37,286
$ 1,076,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 150,197.20
Class T	706,491.20
Class B	455,610.21
Class C	178,990.18
Institutional Class	144,451.20
	$ 1,635,739

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,996.

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 2,622,269	$ 2,181,697
Class T	11,938,897	12,304,840
Class B	5,949,059	5,967,868
Class C	2,630,246	2,860,429
Institutional Class	2,611,814	1,780,205
Total	$ 25,752,285	$ 25,095,039
From net realized gain
Class A	$ 465,596	$ -
Class T	2,483,022	-
Class B	1,550,205	-
Class C	695,824	-
Institutional Class	357,597	-
Total	$ 5,552,244	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	5,954,963	8,573,146	$ 61,424,786	$ 85,475,457
Reinvestment of distributions	259,349	180,940	2,665,148	1,804,454
Shares redeemed	(6,073,729)	(6,337,442)	(62,468,909)	(62,899,268)
Net increase (decrease)	140,583	2,416,644	$ 1,621,025	$ 24,380,643
Class T
Shares sold	13,752,553	21,895,424	$ 141,665,954	$ 220,004,190
Reinvestment of distributions	1,299,921	1,123,549	13,348,077	11,204,410
Shares redeemed	(20,424,771)	(16,470,613)	(209,811,679)	(164,080,969)
Net increase (decrease)	(5,372,297)	6,548,360	$ (54,797,648)	$ 67,127,631
Class B
Shares sold	5,724,003	13,607,849	$ 59,070,876	$ 136,910,243
Reinvestment of distributions	562,238	445,140	5,768,256	4,440,806
Shares redeemed	(11,112,103)	(7,420,261)	(113,895,988)	(73,913,807)
Net increase (decrease)	(4,825,862)	6,632,728	$ (49,056,856)	$ 67,437,242

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class C
Shares sold	3,433,368	6,367,811	$ 35,389,290	$ 63,862,680
Reinvestment of distributions	228,727	190,224	2,347,518	1,897,581
Shares redeemed	(5,670,985)	(5,186,545)	(58,122,648)	(51,534,348)
Net increase (decrease)	(2,008,890)	1,371,490	$ (20,385,840)	$ 14,225,913
Institutional Class
Shares sold	6,469,585	4,224,894	$ 66,283,395	$ 41,724,600
Reinvestment of distributions	244,539	158,060	2,497,316	1,571,439
Shares redeemed	(2,100,471)	(2,180,456)	(21,450,436)	(21,752,038)
Net increase (decrease)	4,613,653	2,202,498	$ 47,330,275	$ 21,544,001

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Government Investment (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight Churchhill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Government Investment. He serves as Head of Fidelity's Fixed-income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchhill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Government Investment. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (42)

Year of Election or Appointment: 1998

Vice President of Advisor Government Investment. Mr. Silvia is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Government Investment. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Government Investment. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Government Investment. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Government Investment. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Government Investment. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Government Investment. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Government Investment. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Government Investment. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Government Investment. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Government Investment. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Government Investment Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	12/8/03	12/5/03	$.10
Class T	12/8/03	12/5/03	$.10
Class B	12/8/03	12/5/03	$.10
Class C	12/8/03	12/5/03	$.10

A total of 57.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOV-UANN-1203
1.784746.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	2.28%	5.68%	5.97%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Government Investment Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Silvia, Portfolio Manager of Fidelity® Advisor Government Investment Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Government Investment Fund's Institutional Class shares returned 2.28%, compared to the 1.70% return for the fund's peer group, the LipperSM General U.S. Government Funds Average. Additionally, the fund's benchmark - the Lehman Brothers Government Bond Index - returned 2.90%. Timely moves in and out of the mortgage sector boosted the fund's returns. Security selection within this group, including a focus on prepayment-resistant mortgage securities, also worked in the fund's favor. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Securities that helped cushion prepayment risk included those made up of mortgages originated in geographic areas with slower prepayment rates and collateralized mortgage obligations. The fund also benefited from its comparatively small stake in Treasury securities, which underperformed agency securities during the year. Detracting from performance was my decision not to invest in Treasury Inflation-Protected Securities (TIPS), which performed quite well during the year.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.7	5.7
4 - 4.99%	5.6	1.2
5 - 5.99%	10.5	9.9
6 - 6.99%	47.1	44.1
7 - 7.99%	13.0	7.3
8 - 8.99%	5.7	6.8
9 - 9.99%	0.2	0.3
10 - 10.99%	1.9	2.0
11 - 11.99%	1.2	10.4
12 - 12.99%	1.8	0.0
13 - 13.99%	4.0	3.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	8.1	8.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	5.3	5.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*	As of April 30, 2003**
Mortgage Securities 9.9%	Mortgage Securities 5.8%
CMOs and Other Mortgage Related Securities 26.8%	CMOs and Other Mortgage Related Securities 26.0%
U.S. Treasury Obligations 30.8%	U.S. Treasury Obligations 41.1%
U.S. Government Agency Obligations 32.7%	U.S. Government Agency Obligations 18.8%
Short-Term Investments and Net Other AssetsA (0.2)%	Short-Term Investments and Net Other Assets 8.3%

* Futures and Swaps	0.00%	** Futures and Swaps	6.8%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 32.7%
Fannie Mae:
6% 5/15/08	$ 6,158,000	$ 6,818,519
6.125% 3/15/12	8,050,000	8,923,803
6.25% 2/1/11	4,660,000	5,096,908
6.625% 9/15/09	1,620,000	1,848,823
6.625% 11/15/30	18,000,000	20,281,248
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	787,028
Freddie Mac:
3.625% 9/15/08	35,351,000	35,464,512
4.5% 7/15/13	25,000,000	24,452,450
5.875% 3/21/11	8,310,000	8,886,556
7% 3/15/10	48,000,000	55,822,323
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	450,596	493,141
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	42,489	43,743
Series 1993-D, 5.23% 5/15/05	72,978	74,545
Series 1994-A, 7.12% 4/15/06	4,620,903	4,931,150
Series 1994-F, 8.187% 12/15/04	566,122	576,403
Series 1995-A, 6.28% 6/15/04	412,941	420,940
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	2,250,000	2,416,927
Series 1994-B, 7.5% 1/26/06	83,161	89,472
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,217,391	1,340,031
Series 2000-016, 6.07% 12/15/14	4,200,000	4,562,250
6.77% 11/15/13	1,340,385	1,482,800
6.99% 5/21/16	4,462,500	5,064,670
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	4,963,181
5.66% 9/15/11 (a)	2,610,000	2,799,225
6.67% 9/15/09	880,000	1,003,634
6.86% 4/30/04	100,750	103,420
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,882,423	5,926,503
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	$ 8,560,000	$ 9,066,059
6.6% 2/15/08	13,100,000	14,195,448
6.8% 2/15/12	5,000,000	5,574,420
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,279,775
5.96% 8/1/09	1,800,000	1,920,258
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	210,000	231,218
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		237,941,383
U.S. Treasury Obligations - 30.8%
U.S. Treasury Bonds:
6% 2/15/26	4,500,000	4,943,322
6.125% 8/15/29	33,229,000	37,306,032
6.25% 8/15/23	30,000,000	33,857,820
8% 11/15/21	29,994,000	40,197,809
10% 5/15/10	11,170,000	12,564,943
11.25% 2/15/15	5,506,000	8,791,105
12% 8/15/13	10,000,000	13,877,730
13.25% 5/15/14	20,500,000	30,660,313
U.S. Treasury Notes:
5% 8/15/11	36,000,000	38,414,520
6% 8/15/09	3,000,000	3,392,109
TOTAL U.S. TREASURY OBLIGATIONS		224,005,703
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $457,981,497)		461,947,086
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 9.1%
4% 11/1/18 (b)	9,953,845	9,664,561
6% 9/1/17	9,140,964	9,507,486
6.5% 2/1/10 to 8/1/32	5,986,737	6,227,373
6.5% 11/1/33 (b)	30,000,000	31,162,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7% 4/1/26 to 7/1/32	$ 7,593,556	$ 8,001,505
7.5% 3/1/28 to 4/1/29	81,774	87,351
8.5% 9/1/16 to 1/1/17	27,487	30,072
9% 11/1/11 to 5/1/14	629,299	693,336
9.5% 11/1/06 to 5/1/20	406,138	444,902
11.5% 6/15/19	98,276	111,632
12.5% 8/1/15	3,714	4,257
		65,934,975
Freddie Mac - 0.5%
6.775% 11/15/03	1,383,854	1,381,808
7.5% 3/1/15 to 3/1/16	1,633,655	1,739,411
8.5% 8/1/09 to 2/1/10	68,132	73,711
9% 10/1/08 to 10/1/20	169,106	185,304
9.5% 5/1/21 to 7/1/21	123,719	137,946
11% 7/1/13 to 5/1/14	150,758	169,186
12.5% 2/1/10 to 6/1/19	66,752	75,761
		3,763,127
Government National Mortgage Association - 0.3%
6.5% 6/20/32	330,307	344,827
7.5% 9/15/06 to 8/15/29	398,351	420,080
8% 12/15/23	1,080,894	1,178,979
9% 9/15/05 to 12/15/09	4,477	4,548
10.5% 11/15/17 to 1/20/18	109,472	123,447
13.5% 7/15/11	12,986	15,132
		2,087,013
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $71,074,523)		71,785,115
Collateralized Mortgage Obligations - 26.8%

U.S. Government Agency - 26.8%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	6,161,044	6,629,713
Series 1993-160 Class PK, 6.5% 11/25/22	3,344,376	3,421,197
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,110,786
Series 1993-187 Class L, 6.5% 7/25/23	1,700,000	1,815,506
Series 2003-28 Class KQ, 5% 4/25/23	1,913,709	1,924,821
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	$ 6,079,537	$ 6,317,725
Series 2001-53 Class OH, 6.5% 6/25/30	314,598	321,140
Series 2001-56 Class KD, 6.5% 7/25/30	9,847,922	10,078,800
Series 2002-55 Class QB, 5.5% 8/25/12	519,843	526,070
Series 2003-77 Class WZ, 4.5% 8/25/18	6,599,023	6,401,052
Series 2003-88 Class WZ, 4.5% 9/25/18	535,470	536,579
Freddie Mac sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,536,353
Series 2355 Class AE, 6% 9/15/31	11,855,897	12,261,926
Series 2361 Class KB, 6.25% 1/15/28	17,600,000	18,033,859
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,307,488
sequential pay Series 2333 Class KA, 6.5% 7/15/31	11,921,000	12,706,463
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	341,436	346,567
Series 1671 Class G, 6.5% 8/15/23	12,922,605	13,408,375
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,745,408
Series 2206 Class PA, 7.5% 11/15/21	505,217	508,425
Series 2275 Class PM, 6.5% 10/15/29	3,832,913	3,922,430
Series 2322 Class HC, 6.5% 3/15/30	187,969	191,632
Series 2368 Class PQ, 6.5% 8/15/30	2,750,000	2,808,619
sequential pay:
Series 2278 Class VB, 6.5% 3/15/14	5,035,000	5,165,128
Series 2285 Class VB, 6.5% 10/15/16	4,000,000	4,110,579
Series 2303 Class VT, 6% 2/15/12	1,374,108	1,392,314
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,115,114
Series 1624 Class KC, 6% 6/15/08	5,857,482	5,932,647
Series 2410 Class MK, 6.5% 6/15/29	5,000,000	5,063,388
Series 2473 Class JB, 5.5% 2/15/29	890,000	902,673
Series 2568 Class SA, 10.528% 9/15/28 (c)	1,410,747	1,452,098
Series 2628 Class AZ, 4.5% 6/15/18	1,664,611	1,664,611
Series 2663 Class ZM, 5% 8/15/18	424,603	424,342
Series 2664 Class EZ, 5.5% 8/15/33	1,855,475	1,849,382
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,000,000	10,390,798
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2002-19 Class PE, 6% 10/20/30	$ 25,000,000	$ 26,025,550
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	2,092,334	2,129,233
Series 1998-1 Class PE, 6.35% 1/20/28	5,000,000	5,316,525
Series 2001-53 Class TA, 6% 12/20/30	1,097,057	1,122,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,546,204)		194,917,445
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $31,580,000)	$ 31,582,816	31,580,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $757,182,224)		760,229,646
NET OTHER ASSETS - (4.5)%	(32,870,330)
NET ASSETS - 100%	$ 727,359,316
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,799,225 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $2,072,597,748 and $2,121,563,547, respectively.
Income Tax Information
The fund hereby designates approximately $6,275,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $31,580,000) (cost $757,182,224) - See accompanying schedule		$ 760,229,646
Cash		186
Receivable for investments sold		2,346,611
Receivable for fund shares sold		1,204,864
Interest receivable		8,565,159
Prepaid expenses		4,322
Total assets		772,350,788

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 40,901,531
Payable for fund shares redeemed	3,092,431
Distributions payable	269,661
Accrued management fee	263,603
Distribution fees payable	277,386
Other payables and accrued expenses	186,860
Total liabilities		44,991,472

Net Assets		$ 727,359,316
Net Assets consist of:
Paid in capital		$ 713,430,180
Undistributed net investment income		66,943
Accumulated undistributed net realized gain (loss) on investments		10,814,771
Net unrealized appreciation (depreciation) on investments		3,047,422
Net Assets		$ 727,359,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($69,011,463 ÷ 6,818,854 shares)	$ 10.12

Maximum offering price per share (100/95.25 of $10.12)	$ 10.62
Class T: Net Asset Value and redemption price per share ($304,516,839 ÷ 30,105,693 shares)	$ 10.11

Maximum offering price per share (100/96.50 of $10.11)	$ 10.48
Class B: Net Asset Value and offering price per share ($176,855,022 ÷ 17,502,394 shares) A	$ 10.10

Class C: Net Asset Value and offering price per share ($80,620,444 ÷ 7,972,491 shares) A	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,355,548 ÷ 9,569,554 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 35,493,647
Security lending		37,007
Total income		35,530,654

Expenses
Management fee	$ 3,534,766
Transfer agent fees	1,635,739
Distribution fees	3,969,246
Accounting and security lending fees	204,893
Non-interested trustees' compensation	3,492
Custodian fees and expenses	29,697
Registration fees	141,516
Audit	31,090
Legal	7,365
Miscellaneous	5,866
Total expenses before reductions	9,563,670
Expense reductions	(1,996)	9,561,674
Net investment income (loss)		25,968,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,571,429
Swap agreements	(587,702)
Total net realized gain (loss)		11,983,727
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,491,452)
Swap agreements	109,924
Total change in net unrealized appreciation (depreciation)		(23,381,528)
Net gain (loss)		(11,397,801)
Net increase (decrease) in net assets resulting from operations		$ 14,571,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,968,980	$ 24,322,158
Net realized gain (loss)	11,983,727	16,893,164
Change in net unrealized appreciation (depreciation)	(23,381,528)	(1,624,808)
Net increase (decrease) in net assets resulting from operations	14,571,179	39,590,514
Distributions to shareholders from net investment income	(25,752,285)	(25,095,039)
Distributions to shareholders from net realized gain	(5,552,244)	-
Total distributions	(31,304,529)	(25,095,039)
Share transactions - net increase (decrease)	(75,289,044)	194,715,430
Total increase (decrease) in net assets	(92,022,394)	209,210,905

Net Assets
Beginning of period	819,381,710	610,170,805
End of period (including undistributed net investment income of $66,943 and distributions in excess of net investment income of $74,407, respectively)	$ 727,359,316	$ 819,381,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.360	.410E	.546	.559	.545
Net realized and unrealized gain (loss)	(.144)	.205E	.730	.115	(.696)
Total from investment operations	.216	.615	1.276	.674	(.151)
Distributions from net investment income	(.356)	(.425)	(.556)	(.564)	(.559)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.426)	(.425)	(.556)	(.564)	(.559)
Net asset value, end of period	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Total ReturnA,B	2.11%	6.31%	13.95%	7.53%	(1.53)%
Ratios to Average Net AssetsD
Expenses before expense reductions	.83%	.83%	.87%	.85%	.87%
Expenses net of voluntary waivers, if any	.83%	.83%	.87%	.85%	.87%
Expenses net of all reductions	.83%	.83%	.86%	.85%	.87%
Net investment income (loss)	3.50%	4.11%E	5.61%	6.02%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,011	$ 68,973	$ 43,205	$ 15,053	$ 15,273
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.350	.398E	.535	.549	.541
Net realized and unrealized gain (loss)	(.144)	.206E	.731	.114	(.710)
Total from investment operations	.206	.604	1.266	.663	(.169)
Distributions from net investment income	(.346)	(.414)	(.546)	(.553)	(.551)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.416)	(.414)	(.546)	(.553)	(.551)
Net asset value, end of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnA,B	2.01%	6.19%	13.86%	7.41%	(1.71)%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.94%	.96%	.95%	.96%
Expenses net of voluntary waivers, if any	.93%	.94%	.96%	.95%	.96%
Expenses net of all reductions	.93%	.94%	.96%	.95%	.95%
Net investment income (loss)	3.39%	4.00%E	5.52%	5.92%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,517	$ 366,209	$ 293,105	$ 182,049	$ 215,089
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Income from Investment Operations
Net investment income (loss)C	.282	.335E	.474	.490	.479
Net realized and unrealized gain (loss)	(.144)	.205E	.720	.114	(.699)
Total from investment operations	.138	.540	1.194	.604	(.220)
Distributions from net investment income	(.278)	(.350)	(.484)	(.494)	(.490)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.348)	(.350)	(.484)	(.494)	(.490)
Net asset value, end of period	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Total ReturnA,B	1.34%	5.52%	13.03%	6.73%	(2.24)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of voluntary waivers, if any	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.59%	1.58%	1.60%	1.59%	1.59%
Net investment income (loss)	2.74%	3.36%E	4.88%	5.28%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,855	$ 230,244	$ 158,864	$ 77,424	$ 94,871
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)C	.275	.327E	.468	.482	.468
Net realized and unrealized gain (loss)	(.144)	.205E	.729	.115	(.708)
Total from investment operations	.131	.532	1.197	.597	(.240)
Distributions from net investment income	(.271)	(.342)	(.477)	(.487)	(.480)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.341)	(.342)	(.477)	(.487)	(.480)
Net asset value, end of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnA,B	1.27%	5.44%	13.05%	6.64%	(2.43)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of voluntary waivers, if any	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of all reductions	1.66%	1.66%	1.67%	1.67%	1.69%
Net investment income (loss)	2.66%	3.29%E	4.81%	5.20%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,620	$ 103,002	$ 87,214	$ 30,133	$ 35,652
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss)B	.370	.422D	.560	.572	.567
Net realized and unrealized gain (loss)	(.138)	.207D	.723	.118	(.720)
Total from investment operations	.232	.629	1.283	.690	(.153)
Distributions from net investment income	(.372)	(.439)	(.573)	(.580)	(.577)
Distributions from net realized gain	(.070)	-	-	-	-
Total distributions	(.442)	(.439)	(.573)	(.580)	(.577)
Net asset value, end of period	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Total ReturnA	2.28%	6.49%	14.11%	7.75%	(1.55)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.68%	.69%	.69%	.66%	.68%
Expenses net of voluntary waivers, if any	.68%	.69%	.69%	.66%	.68%
Expenses net of all reductions	.68%	.69%	.69%	.66%	.68%
Net investment income (loss)	3.64%	4.26%D	5.79%	6.20%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,356	$ 50,953	$ 27,782	$ 22,067	$ 22,636
Portfolio turnover rate	262%	251%	260%	155%	174%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,051,315
Unrealized depreciation	(6,223,302)
Net unrealized appreciation (depreciation)	1,828,013
Undistributed ordinary income	2,146,357
Undistributed long-term capital gain	6,404,624

Cost for federal income tax purposes	$ 758,401,633

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 25,752,285	$ 25,095,039
Long-term Capital Gains	5,552,244	-
Total	$ 31,304,529	$ 25,095,039

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 113,819	$ 115
Class T	0%	.25%	885,879	1,967
Class B	.65%	.25%	1,971,726	1,424,437
Class C	.75%	.25%	997,822	188,613
			$ 3,969,246	$ 1,615,132

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 76,654
Class T	42,830
Class B*	920,065
Class C*	37,286
$ 1,076,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 150,197.20
Class T	706,491.20
Class B	455,610.21
Class C	178,990.18
Institutional Class	144,451.20
	$ 1,635,739

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,996.

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 2,622,269	$ 2,181,697
Class T	11,938,897	12,304,840
Class B	5,949,059	5,967,868
Class C	2,630,246	2,860,429
Institutional Class	2,611,814	1,780,205
Total	$ 25,752,285	$ 25,095,039
From net realized gain
Class A	$ 465,596	$ -
Class T	2,483,022	-
Class B	1,550,205	-
Class C	695,824	-
Institutional Class	357,597	-
Total	$ 5,552,244	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	5,954,963	8,573,146	$ 61,424,786	$ 85,475,457
Reinvestment of distributions	259,349	180,940	2,665,148	1,804,454
Shares redeemed	(6,073,729)	(6,337,442)	(62,468,909)	(62,899,268)
Net increase (decrease)	140,583	2,416,644	$ 1,621,025	$ 24,380,643
Class T
Shares sold	13,752,553	21,895,424	$ 141,665,954	$ 220,004,190
Reinvestment of distributions	1,299,921	1,123,549	13,348,077	11,204,410
Shares redeemed	(20,424,771)	(16,470,613)	(209,811,679)	(164,080,969)
Net increase (decrease)	(5,372,297)	6,548,360	$ (54,797,648)	$ 67,127,631
Class B
Shares sold	5,724,003	13,607,849	$ 59,070,876	$ 136,910,243
Reinvestment of distributions	562,238	445,140	5,768,256	4,440,806
Shares redeemed	(11,112,103)	(7,420,261)	(113,895,988)	(73,913,807)
Net increase (decrease)	(4,825,862)	6,632,728	$ (49,056,856)	$ 67,437,242

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class C
Shares sold	3,433,368	6,367,811	$ 35,389,290	$ 63,862,680
Reinvestment of distributions	228,727	190,224	2,347,518	1,897,581
Shares redeemed	(5,670,985)	(5,186,545)	(58,122,648)	(51,534,348)
Net increase (decrease)	(2,008,890)	1,371,490	$ (20,385,840)	$ 14,225,913
Institutional Class
Shares sold	6,469,585	4,224,894	$ 66,283,395	$ 41,724,600
Reinvestment of distributions	244,539	158,060	2,497,316	1,571,439
Shares redeemed	(2,100,471)	(2,180,456)	(21,450,436)	(21,752,038)
Net increase (decrease)	4,613,653	2,202,498	$ 47,330,275	$ 21,544,001

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Government Investment Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Government Investment Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Government Investment (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight Churchhill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Government Investment. He serves as Head of Fidelity's Fixed-income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchhill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Government Investment. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Thomas J. Silvia (42)

Year of Election or Appointment: 1998

Vice President of Advisor Government Investment. Mr. Silvia is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Silvia managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Government Investment. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Government Investment. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Government Investment. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Government Investment. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Government Investment. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Government Investment. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Government Investment. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Government Investment. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Government Investment. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Government Investment. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Government Investment Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/8/03	12/5/03	$.10

A total of 57.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity FundSM
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGOVI-UANN-1203
1.784747.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge)A	52.95%	5.02%	6.46%
Class T (incl. 3.50% sales charge)	54.65%	5.19%	6.57%
Class B (incl. contingent deferred sales charge)B	54.42%	4.98%	6.43%
Class C (incl. contingent deferred sales charge)C	58.11%	5.17%	6.17%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

B Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). The initial offering of Class B shares took place on June 30, 1994. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Advantage Fund - Class T on October 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Soviero, Portfolio Manager of Fidelity® Advisor High Income Advantage Fund

High-yield staged a remarkable turnaround during the one-year period ending October 31, 2003, enjoying four consecutive quarters of positive returns for the first time since 1998. A declining default rate, increasing flows into high-yield mutual funds, rebounding equity markets, signs of an economic recovery and a focus on corporate debt reduction paced high-yield's recovery for much of the period. In July 2003, however, low-quality debt had its first monthly decline since October 2002, hurt by weakness in investment-grade bonds, the poor showing of the energy sector during the month, and profit taking that led to soft demand and negative fund flows. The rally re-emerged in August, though, bolstered by resurgent demand due to further evidence of an economic recovery, the robust performance of stocks, and the continued efforts of corporate America to deleverage and improve its balance sheets. For the 12 months overall, the Merrill Lynch® U.S. High Yield Master II Index gained 33.10%, one of its strongest one-year periods ever.

For the year ending October 31, 2003, Fidelity Advisor High Income Advantage Fund's Class A, Class T, Class B and Class C shares returned 60.58%, 60.26%, 59.42% and 59.11%, respectively. The fund outperformed the 33.10% return of the Merrill Lynch index, as well as the 28.04% return of the LipperSM High Current Yield Funds Average. The fund benefited from overweightings in B-rated bonds and three of the top-performing sectors: cable TV, telecommunications and electric utilities. The fund also had very large positions in some of the best-performing companies. Specific positive contributors included AES, Cablevision and Telewest. AES, an independent power producer, had a management and balance sheet transformation. It dealt with a potential liquidity crisis by selling underperforming assets while extending its debt maturities with a bond swap. Cable provider Cablevision improved its balance sheet by selling its Bravo network in 2002. The company's core cable franchise benefited from the rapid growth in high-speed Internet subscriptions. Telewest, the U.K. cable operator, underwent a massive debt-for-equity swap and saw prices of its securities rise. Fundamentals remained strong while progress was made on improving its balance sheet. Detractors included Levi Strauss and WestPoint Stevens. Levi's turnaround took longer than expected, while distressed investment WestPoint experienced weakening fundamentals that contributed to its Chapter 11 bankruptcy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.7	6.4
Qwest Services Corp.	4.9	3.5
Level 3 Communications, Inc.	4.0	4.9
Ahold Fin Usa, Inc.	3.8	2.8
Williams Companies, Inc.	3.8	1.8
	23.2
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	22.1	19.1
Electric Utilities	15.0	9.4
Energy	10.3	8.3
Food and Drug Retail	9.9	8.3
Cable TV	3.3	9.1
Quality Diversification (% of fund's net assets) as of October 31, 2003
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 0.2%	BBB 0.3%
BB 1.4%	BB 3.1%
B 36.1%	B 32.7%
CCC,CC,C 36.7%	CCC,CC,C 32.8%
D 0.2%	D 1.5%
Not Rated 6.5%	Not Rated 1.5%
Equities 10.6%	Equities 10.3%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 17.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Nonconvertible Bonds 75.9%		Nonconvertible Bonds 62.9%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 7.0%
	Common Stocks 9.1%		Common Stocks 6.9%
	Other Investments 4.1%		Other Investments 5.4%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 17.8%
* Foreign investments	5.3%	** Foreign investments	3.1%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 77.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.1%
Cable TV - 0.3%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 9,100
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	2,145
Food and Drug Retail - 0.2%
Rite Aid Corp. 4.75% 12/1/06 (f)	4,000	4,654
Technology - 0.1%
Amkor Technology, Inc. 5% 3/15/07	3,840	3,686
Telecommunications - 0.4%
American Tower Corp. 6.25% 10/15/09	6,900	6,762
Level 3 Communications, Inc. 6% 9/15/09	4,920	3,321
		10,083
TOTAL CONVERTIBLE BONDS		29,668
Nonconvertible Bonds - 75.9%
Aerospace - 0.0%
BE Aerospace, Inc. 8.5% 10/1/10 (f)	860	899
Air Transportation - 2.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	11,788
6.977% 11/23/22	842	745
7.377% 5/23/19	3,337	2,369
7.379% 5/23/16	4,016	2,731
7.8% 4/1/08	9,740	8,376
10.18% 1/2/13	1,745	1,274
AMR Corp. 9% 8/1/12	16,520	13,670
Continental Airlines, Inc. 8% 12/15/05	2,970	2,881
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	329	277
6.9% 1/2/18	2,191	2,169
7.256% 9/15/21	690	704
8.307% 4/2/18	372	320
Delta Air Lines, Inc.:
7.9% 12/15/09	7,515	6,162
8.3% 12/15/29	3,571	2,375
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	985	887
7.779% 11/18/05	1,250	1,150
7.779% 1/2/12	2,355	2,014
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
7.625% 3/15/05	$ 4,010	$ 3,779
7.875% 3/15/08	4,675	3,822
8.875% 6/1/06	9,065	7,751
9.875% 3/15/07	800	720
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,888	1,454
		77,418
Auto Parts Distribution - 0.1%
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	1,640	1,730
Automotive - 0.1%
General Motors Corp. 7.125% 7/15/13	2,755	2,867
Building Materials - 1.6%
Norcraft Companies LP/Norcraft Finance Corp. 9% 11/1/11 (f)	1,590	1,670
Owens Corning:
7% 3/15/09 (c)	25,600	11,456
7.5% 5/1/05 (c)	12,000	5,370
7.5% 8/1/18 (c)	4,000	1,790
7.7% 5/1/08 (c)	1,440	644
Texas Industries, Inc. 10.25% 6/15/11 (f)	20,680	23,058
		43,988
Cable TV - 2.0%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 5/15/11	9,245	7,419
Pegasus Communications Corp. 12.5% 8/1/07	2,070	1,708
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	9,895	6,778
11.25% 1/15/10 (f)	10,999	8,414
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	14,745	7,594
11.25% 11/1/08 (c)	6,627	3,562
Telewest PLC yankee 9.625% 10/1/06 (c)	39,735	21,060
		56,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - 0.7%
Hexcel Corp. 9.75% 1/15/09	$ 12,074	$ 12,617
Terex Corp. 10.375% 4/1/11	6,615	7,442
		20,059
Chemicals - 2.6%
Avecia Group PLC 11% 7/1/09	15,800	14,536
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)	5,920	6,157
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	19,720	7,888
Geon Co. 6.875% 12/15/05	900	833
HMP Equity Holdings Corp. 0% 5/15/08 unit (f)	8,510	4,255
Huntsman ICI Chemicals LLC 10.125% 7/1/09	13,210	12,483
Huntsman LLC 11.625% 10/15/10 (f)	5,240	5,030
Nalco Co. 8.875% 11/15/13 (f)	4,240	4,404
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,450	2,536
PolyOne Corp.:
8.875% 5/1/12	9,960	8,217
10.625% 5/15/10	7,260	6,643
		72,982
Consumer Products - 2.9%
Revlon Consumer Products Corp.:
8.125% 2/1/06	51,810	34,713
8.625% 2/1/08	17,037	8,007
9% 11/1/06	31,293	20,966
12% 12/1/05	16,645	16,479
		80,165
Containers - 1.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	4,460	3,122
Owens-Illinois, Inc.:
7.5% 5/15/10	10,330	10,123
7.8% 5/15/18	9,710	9,127
8.1% 5/15/07	9,092	9,456
U.S. Can Corp. 10.875% 7/15/10 (f)	4,690	4,831
Vitro SA de CV 11.75% 11/1/13 (f)	10,670	10,323
		46,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 0.1%
Metris Companies, Inc.:
10% 11/1/04	$ 430	$ 335
10.125% 7/15/06	2,515	2,062
		2,397
Electric Utilities - 12.4%
AES Corp.:
8.375% 8/15/07	22,394	22,058
8.75% 6/15/08	12,699	13,048
8.75% 5/15/13 (f)	3,760	4,009
9% 5/15/15 (f)	16,355	17,500
9.375% 9/15/10	38,244	40,491
9.5% 6/1/09	16,336	17,377
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	21,396	19,470
8.75% 4/15/12 (f)	24,645	22,981
Calpine Canada Energy Finance ULC 8.5% 5/1/08	15,460	11,479
Calpine Corp.:
7.75% 4/15/09	23,330	16,798
7.875% 4/1/08	7,620	5,334
8.5% 7/15/10 (f)	14,695	13,519
8.5% 2/15/11	13,550	9,688
8.625% 8/15/10	8,920	6,289
8.75% 7/15/13 (f)	16,840	15,493
CMS Energy Corp.:
7.5% 1/15/09	9,000	9,191
7.75% 8/1/10 (f)	6,570	6,726
8.5% 4/15/11	17,255	18,031
8.9% 7/15/08	17,185	18,388
Illinois Power Co. 11.5% 12/15/10	26,310	31,506
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	11,860	10,674
9.5% 7/15/13 (f)	13,890	12,432
		342,482
Energy - 9.8%
El Paso Corp.:
7% 5/15/11	27,685	23,325
7.875% 6/15/12	830	708
El Paso Energy Corp.:
6.75% 5/15/09	37,730	32,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Energy Corp.: - continued
6.95% 12/15/07	$ 42,430	$ 37,975
7.8% 8/1/31	2,125	1,615
El Paso Production Holding Co. 7.75% 6/1/13 (f)	6,500	6,240
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 8.5% 6/1/10	10,060	10,965
Hanover Equipment Trust 8.75% 9/1/11	4,170	4,253
Parker Drilling Co. 9.625% 10/1/13 (f)	3,050	3,142
The Coastal Corp.:
6.5% 5/15/06	5,745	5,084
6.5% 6/1/08	12,115	9,965
6.95% 6/1/28	370	258
7.5% 8/15/06	5,730	5,221
7.75% 6/15/10	21,640	18,232
7.75% 10/15/35	1,970	1,458
Williams Companies, Inc.:
6.5% 8/1/06	28,410	29,191
6.75% 1/15/06	4,620	4,747
7.125% 9/1/11	10,040	10,291
7.5% 1/15/31	10,225	9,612
7.625% 7/15/19	15,245	14,940
7.75% 6/15/31	6,000	5,700
7.875% 9/1/21	7,825	7,747
8.125% 3/15/12	6,675	7,209
8.625% 6/1/10	7,850	8,596
8.75% 3/15/32	5,000	5,225
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	5,600	5,740
		269,510
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
Food and Drug Retail - 8.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	41,590	41,070
6.875% 5/1/29	13,130	11,554
8.25% 7/15/10	49,237	52,807
Nutritional Sourcing Corp. 10.125% 8/1/09	5,550	3,732
Rite Aid Corp.:
6.125% 12/15/08 (f)	8,975	8,437
6.875% 8/15/13	5,860	5,538
7.125% 1/15/07	17,855	18,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
8.125% 5/1/10	$ 8,080	$ 8,646
9.25% 6/1/13	8,250	8,828
9.5% 2/15/11	2,700	3,038
11.25% 7/1/08	11,855	13,278
12.5% 9/15/06	8,905	10,374
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	29,690	25,162
9.125% 12/15/11	33,160	28,103
		238,601
Gaming - 0.2%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	5,130	5,900
Healthcare - 0.5%
Genesis HealthCare Corp. 8% 10/15/13 (f)	1,520	1,554
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,150	2,215
Tenet Healthcare Corp.:
6.375% 12/1/11	7,265	6,756
6.5% 6/1/12	3,090	2,874
		13,399
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	20,705	21,740
Hotels - 0.3%
Capstar Hotel Co. 8.75% 8/15/07	5,910	5,895
Gaylord Entertainment Co. 8% 11/15/13 (f)(g)	1,460	1,504
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	1,630	1,728
		9,127
Leisure - 0.7%
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	16,410	18,954
Metals/Mining - 0.3%
Haynes International, Inc. 11.625% 9/1/04	15,655	8,297
Publishing/Printing - 0.3%
American Color Graphics, Inc. 10% 6/15/10 (f)	7,390	8,055
Railroad - 0.4%
TFM SA de CV 12.5% 6/15/12	8,880	9,724
Restaurants - 0.1%
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	1,920	1,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Services - 0.1%
Foster Wheeler Corp. 6.75% 11/15/05	$ 4,780	$ 2,629
Shipping - 0.6%
Evergreen International Aviation, Inc. 12% 5/15/10 (f)	8,810	7,841
General Maritime Corp. 10% 3/15/13	6,700	7,504
		15,345
Steels - 1.3%
AK Steel Corp.:
7.75% 6/15/12	18,715	12,726
7.875% 2/15/09	660	459
Allegheny Ludlum Corp. 6.95% 12/15/25	3,260	2,347
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	20,310	20,970
		36,502
Super Retail - 1.8%
Barneys, Inc. 9% 4/1/08	6,720	6,048
Golfsmith International, Inc. 8.375% 10/15/09	8,930	7,412
J. Crew Intermediate LLC 0% 5/15/08 (d)(f)	28,649	21,630
J. Crew Operating Corp. 10.375% 10/15/07	13,465	13,869
		48,959
Technology - 2.3%
Amkor Technology, Inc.:
7.75% 5/15/13 (f)	7,925	8,401
9.25% 2/15/08	3,500	3,903
Danka Business Systems PLC 11% 6/15/10 (f)	7,240	6,661
Marconi Corp. PLC 8% 4/30/08 (f)	11,170	10,947
ON Semiconductor Corp./Semiconductor Components Industries LLC:
12% 3/15/10	7,000	8,330
13% 5/15/08 (h)	3,240	3,758
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	12,370	13,236
Xerox Corp. 7.625% 6/15/13	9,060	9,196
		64,432
Telecommunications - 18.4%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	3,240	3,353
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)(g)	3,400	3,400
Crown Castle International Corp.:
0% 8/1/11 (d)	12,230	12,352
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Crown Castle International Corp.: - continued
9.375% 8/1/11	$ 9,405	$ 10,298
9.5% 8/1/11	3,070	3,362
10.75% 8/1/11	17,045	19,090
Level 3 Communications, Inc.:
0% 12/1/08 (d)	47,150	43,378
0% 3/15/10 (d)	9,810	7,995
9.125% 5/1/08	5,060	4,605
11% 3/15/08	42,600	41,322
11.25% 3/15/10	4,965	4,493
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	27,920	28,827
MCI Communications Corp.:
6.5% 4/15/10 (c)	4,210	3,473
6.95% 8/15/06 (c)	5,715	4,715
7.125% 6/15/27 (c)	31,379	24,476
7.5% 8/20/04 (c)	6,000	4,680
7.75% 3/15/24 (c)	5,455	4,473
7.75% 3/23/25 (c)	8,370	6,947
8.25% 1/20/23 (c)	770	635
Nextel Partners, Inc.:
8.125% 7/1/11 (f)	23,705	24,061
11% 3/15/10	5,720	6,235
11% 3/15/10	11,720	12,892
12.5% 11/15/09	14,005	16,106
Qwest Services Corp.:
13% 12/15/07 (f)	5,000	5,675
13.5% 12/15/10 (f)	110,354	128,561
Satelites Mexicanos SA de CV 5.62% 6/30/04 (f)(h)	10,043	8,650
SBA Communications Corp. 10.25% 2/1/09	7,380	6,605
SpectraSite, Inc. 8.25% 5/15/10 (f)	4,960	5,258
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	16,450	16,738
Time Warner Telecom, Inc. 10.125% 2/1/11	12,950	13,436
Triton PCS, Inc.:
8.75% 11/15/11	4,970	4,808
9.375% 2/1/11	9,070	8,979
WorldCom, Inc.:
6.4% 8/15/05 (c)	6,585	2,420
6.5% 5/15/04 (c)	2,025	744
7.375% 1/15/06 (c)(f)	8,665	3,184
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
WorldCom, Inc.: - continued
7.5% 5/15/11 (c)	$ 1,350	$ 496
7.75% 4/1/27 (c)	5,000	1,838
8% 5/15/06 (c)	22,730	8,353
		506,913
Textiles & Apparel - 2.2%
Levi Strauss & Co.:
7% 11/1/06	11,355	8,687
11.625% 1/15/08	13,360	11,556
12.25% 12/15/12	17,605	14,700
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)	20,395	16,520
WestPoint Stevens, Inc.:
7.875% 6/15/05 (c)	20,010	2,801
7.875% 6/15/08 (c)	49,160	6,882
		61,146
TOTAL NONCONVERTIBLE BONDS		2,091,371
TOTAL CORPORATE BONDS (Cost $1,967,228)		2,121,039
Commercial Mortgage Securities - 0.3%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9843% 4/29/39 (f)(h) (Cost $8,485)	10,700	8,617
Common Stocks - 9.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.0%
EchoStar Communications Corp. Class A (a)	702,396	26,916
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		26,916
Chemicals - 0.1%
Hercules Trust II unit	5,500	3,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Consumer Products - 0.0%
Revlon, Inc. Class A (a)	269,226	$ 708
Containers - 1.3%
Owens-Illinois, Inc. (a)	2,920,800	35,926
Trivest 1992 Special Fund Ltd. (i)	3,037,732	30
		35,956
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Electric Utilities - 2.6%
AES Corp. (a)	8,206,409	71,806
Energy - 0.4%
Chesapeake Energy Corp.	1,000,000	11,930
Entertainment/Film - 0.4%
AMC Entertainment, Inc. (a)	772,300	10,503
Livent, Inc. (a)	125,200	0
		10,503
Food and Drug Retail - 1.0%
Pathmark Stores, Inc. (a)(e)	2,811,078	19,256
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	748
Rite Aid Corp. (a)	1,233,272	7,067
		27,071
Healthcare - 1.7%
DaVita, Inc. (a)	1,293,564	45,404
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	6,720	67
Technology - 0.1%
Ampex Corp. Class A (a)	3,560	8
ChipPAC, Inc. Class A (a)	300,000	2,502
		2,510
Telecommunications - 0.5%
Cincinnati Bell, Inc. (a)	954,428	4,877
Crown Castle International Corp. (a)	22,887	290
Level 3 Communications, Inc. (a)	700,000	3,773
McLeodUSA, Inc. Class A (a)	1,977,550	2,334
SpectraSite, Inc. (a)	72,968	2,828
		14,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B	42,253	$ 635
Pillowtex Corp. (a)	490,256	2
		637
TOTAL COMMON STOCKS (Cost $210,374)		251,372
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	12,266
Telecommunications - 0.2%
Crown Castle International Corp. 6.25% PIERS	151,600	6,443
TOTAL CONVERTIBLE PREFERRED STOCKS		18,709
Nonconvertible Preferred Stocks - 0.8%
Broadcasting - 0.6%
Granite Broadcasting Corp. 12.75% pay-in-kind	19,000	13,490
Spanish Broadcasting System, Inc. 10.75% (f)	2,530	2,555
		16,045
Diversified Financial Services - 0.2%
American Annuity Group Capital Trust II 8.875%	6,040	6,004
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,049
TOTAL PREFERRED STOCKS (Cost $38,138)		40,758
Floating Rate Loans - 3.8%
	Principal Amount (000s)
Building Materials - 0.2%
Owens Corning revolver loan 0% 11/15/04 (h)	$ 7,020	4,984
Chemicals - 0.0%
Huntsman Co. LLC Tranche B term loan 8.9375% 3/31/07 (h)	2,358	2,069
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hotels - 1.0%
Wyndham International, Inc. term loan:
5.875% 4/1/06 (h)	$ 7,726	$ 7,301
5.875% 6/30/06 (h)	21,896	20,144
		27,445
Telecommunications - 2.6%
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.4355% 5/31/07 (h)	1,794	1,794
Tranche C term loan 4.6892% 11/30/07 (h)	1,787	1,787
McLeodUSA, Inc.:
revolver loan 4.6733% 5/31/07 (h)	9,402	5,265
Tranche A term loan 4.68% 5/31/07 (h)	10,409	5,829
Tranche B term loan 5.43% 5/30/08 (h)	86,482	48,430
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (h)	4,307	4,317
Tranche C term loan 4.8125% 12/31/08 (h)	4,307	4,317
		71,739
TOTAL FLOATING RATE LOANS (Cost $107,105)		106,237
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $220,179)	220,178,670	220,179
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $10,863)	10,864	$ 10,863
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,562,372)		2,759,065
NET OTHER ASSETS - (0.1)%		(3,465)
NET ASSETS - 100%		$ 2,755,600
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $542,639,000 or 19.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/03	$ 19,680
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,527,947,000 and $2,663,970,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144a issues) amounted to $16,551,000 or 0.6% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $106,237,000 or 3.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $20,127,000. The weighted average interest rate was 1.21%. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $1,282,168,000 of which $314,609,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,750 and repurchase agreements of $10,863)(cost $2,562,372) - See accompanying schedule		$ 2,759,065
Cash		725
Receivable for investments sold Regular delivery		20,010
Delayed delivery		1,511
Receivable for fund shares sold		6,206
Interest receivable		51,094
Prepaid expenses		14
Other receivables		20
Total assets		2,838,645

Liabilities
Payable for investments purchased Regular delivery	$ 61,787
Delayed delivery	6,330
Payable for fund shares redeemed	6,025
Distributions payable	3,092
Accrued management fee	1,310
Distribution fees payable	964
Other payables and accrued expenses	571
Collateral on securities loaned, at value	2,966
Total liabilities		83,045

Net Assets		$ 2,755,600
Net Assets consist of:
Paid in capital		$ 3,697,244
Undistributed net investment income		148,601
Accumulated undistributed net realized gain (loss) on investments		(1,286,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,694
Net Assets		$ 2,755,600
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($307,341 ÷ 32,354 shares)	$ 9.50

Maximum offering price per share (100/95.25 of $9.50)	$ 9.97
Class T: Net Asset Value and redemption price per share ($1,397,994 ÷ 146,792 shares)	$ 9.52

Maximum offering price per share (100/96.50 of $9.52)	$ 9.87
Class B: Net Asset Value and offering price per share ($612,930 ÷ 64,738 shares) A	$ 9.47

Class C: Net Asset Value and offering price per share ($219,078 ÷ 23,077 shares) A	$ 9.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,257 ÷ 23,628 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2003

Investment Income
Dividends		$ 9,962
Interest		272,233
Security lending		29
Total income		282,224

Expenses
Management fee	$ 14,298
Transfer agent fees	4,834
Distribution fees	10,432
Accounting and security lending fees	655
Non-interested trustees' compensation	10
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	75
Registration fees	253
Audit	69
Legal	115
Interest	5
Miscellaneous	23
Total expenses before reductions	30,778
Expense reductions	(11)	30,767
Net investment income (loss)		251,457
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		198,118
Change in net unrealized appreciation (depreciation) on: Investment securities	677,025
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		677,026
Net gain (loss)		875,144
Net increase (decrease) in net assets resulting from operations		$ 1,126,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2003	Year ended October 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 251,457	$ 231,624
Net realized gain (loss)	198,118	(525,349)
Change in net unrealized appreciation (depreciation)	677,026	(33,435)
Net increase (decrease) in net assets resulting from operations	1,126,601	(327,160)
Distributions to shareholders from net investment income	(187,268)	(202,863)
Share transactions - net increase (decrease)	(50,567)	(252,315)
Total increase (decrease) in net assets	888,766	(782,338)

Net Assets
Beginning of period	1,866,834	2,649,172
End of period (including undistributed net investment income of $148,601 and undistributed net investment income of $79,736, respectively)	$ 2,755,600	$ 1,866,834

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.873	.767 E,F	.869	1.059	1.022
Net realized and unrealized gain (loss)	2.875	(1.866) E,F	(1.558)	(1.634)	.287
Total from investment operations	3.748	(1.099)	(.689)	(.575)	1.309
Distributions from net investment income	(.648)	(.671)	(.781)	(.905)	(1.030)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.049)
Total distributions	(.648)	(.671)	(.781)	(.905)	(1.279)
Net asset value, end of period	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Total Return A,B	60.58%	(14.39)%	(7.64)%	(5.66)%	11.98%
Ratios to Average Net Assets D
Expenses before expense reductions	.99%	1.02%	.97%	.94%	.95%
Expenses net of voluntary waivers, if any	.99%	1.02%	.97%	.94%	.95%
Expenses net of all reductions	.99%	1.01%	.97%	.94%	.95%
Net investment income (loss)	10.45%	10.12% E,F	9.53%	9.86%	8.89%
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 157	$ 189	$ 209	$ 221
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.859	.766 E,F	.865	1.055	1.021
Net realized and unrealized gain (loss)	2.883	(1.860) E,F	(1.572)	(1.640)	.274
Total from investment operations	3.742	(1.094)	(.707)	(.585)	1.295
Distributions from net investment income	(.642)	(.666)	(.773)	(.895)	(1.017)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.048)
Total distributions	(.642)	(.666)	(.773)	(.895)	(1.265)
Net asset value, end of period	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Total Return A,B	60.26%	(14.30)%	(7.81)%	(5.73)%	11.83%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of voluntary waivers, if any	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of all reductions	1.06%	1.08%	1.05%	1.03%	1.04%
Net investment income (loss)	10.38%	10.05% E,F	9.45%	9.76%	8.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,398	$ 1,070	$ 1,473	$ 1,777	$ 2,351
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Income from Investment Operations
Net investment income (loss) C	.802	.712 E,F	.801	.978	.938
Net realized and unrealized gain (loss)	2.873	(1.868) E,F	(1.549)	(1.634)	.276
Total from investment operations	3.675	(1.156)	(.748)	(.656)	1.214
Distributions from net investment income	(.585)	(.614)	(.712)	(.824)	(.949)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.045)
Total distributions	(.585)	(.614)	(.712)	(.824)	(1.194)
Net asset value, end of period	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Total Return A,B	59.42%	(15.07)%	(8.25)%	(6.39)%	11.10%
Ratios to Average Net Assets D
Expenses before expense reductions	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of voluntary waivers, if any	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of all reductions	1.75%	1.77%	1.72%	1.70%	1.69%
Net investment income (loss)	9.69%	9.36% E,F	8.78%	9.10%	8.15%
Supplemental Data
Net assets, end of period (in millions)	$ 613	$ 426	$ 704	$ 956	$ 1,192
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.801	.708 E,F	.796	.969	.926
Net realized and unrealized gain (loss)	2.868	(1.859) E,F	(1.560)	(1.634)	.280
Total from investment operations	3.669	(1.151)	(.764)	(.665)	1.206
Distributions from net investment income	(.579)	(.609)	(.706)	(.815)	(.941)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.045)
Total distributions	(.579)	(.609)	(.706)	(.815)	(1.186)
Net asset value, end of period	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Total Return A,B	59.11%	(14.98)%	(8.41)%	(6.45)%	11.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of voluntary waivers, if any	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.82%	1.84%	1.79%	1.78%	1.78%
Net investment income (loss)	9.62%	9.29% E,F	8.71%	9.02%	8.06%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 132	$ 197	$ 247	$ 269
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Income from Investment Operations
Net investment income (loss) B	.867	.759 D,E	.862	1.055	1.024
Net realized and unrealized gain (loss)	2.796	(1.805) D,E	(1.528)	(1.606)	.269
Total from investment operations	3.663	(1.046)	(.666)	(.551)	1.293
Distributions from net investment income	(.663)	(.684)	(.794)	(.919)	(1.044)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.049)
Total distributions	(.663)	(.684)	(.794)	(.919)	(1.293)
Net asset value, end of period	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Total Return A	60.82%	(14.09)%	(7.58)%	(5.56)%	12.05%
Ratios to Average Net Assets C
Expenses before expense reductions	.82%	.85%	.83%	.82%	.82%
Expenses net of voluntary waivers, if any	.82%	.85%	.83%	.82%	.82%
Expenses net of all reductions	.82%	.85%	.83%	.82%	.81%
Net investment income (loss)	10.62%	10.28% D,E	9.67%	9.98%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 218	$ 82	$ 87	$ 89	$ 123
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $21,068 with a corresponding decrease to realized loss of $18,529 and $2,539, respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 376,413	|
Unrealized depreciation	(138,875)
Net unrealized appreciation (depreciation)	237,538
Undistributed ordinary income	116,957
Capital loss carryforward	(1,282,168)

Cost for federal income tax purposes	$ 2,521,527

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 187,268	$ 202,863

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Short-term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 358	$ -
Class T	0%	.25%	3,387	47
Class B	.65%	.25%	4,870	3,518
Class C	.75%	.25%	1,817	287
			$ 10,432	$ 3,852

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88
Class T	107
Class B*	1,289
Class C*	93
$ 1,577

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 502.21
Class T	2,519.19
Class B	1,188.22
Class C	346.19
Institutional Class	279.19
	$ 4,834

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,740 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 18,374	$ 16,162
Class T	106,158	115,656
Class B	38,278	48,298
Class C	12,553	14,125
Institutional Class	11,905	8,622
Total	$ 187,268	$ 202,863

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	34,832	21,043	$ 293,119	$ 159,197
Reinvestment of distributions	1,400	1,377	11,574	10,381
Shares redeemed	(28,472)	(20,911)	(242,005)	(158,574)
Net increase (decrease)	7,760	1,509	$ 62,688	$ 11,004
Class T
Shares sold	147,909	85,605	$ 1,204,516	$ 638,278
Reinvestment of distributions	10,623	12,279	86,420	92,952
Shares redeemed	(178,448)	(111,104)	(1,494,673)	(840,910)
Net increase (decrease)	(19,916)	(13,220)	$ (203,737)	$ (109,680)
Class B
Shares sold	13,142	9,029	$ 110,687	$ 69,180
Reinvestment of distributions	2,927	3,846	23,946	29,103
Shares redeemed	(18,040)	(32,582)	(149,301)	(243,268)
Net increase (decrease)	(1,971)	(19,707)	$ (14,668)	$ (144,985)
Class C
Shares sold	12,912	9,341	$ 109,440	$ 71,251
Reinvestment of distributions	918	1,069	7,575	8,109
Shares redeemed	(11,394)	(13,949)	(96,409)	(104,686)
Net increase (decrease)	2,436	(3,539)	$ 20,606	$ (25,326)
Institutional Class
Shares sold	37,471	16,721	$ 306,562	$ 121,164
Reinvestment of distributions	1,212	966	9,794	7,097
Shares redeemed	(28,190)	(15,426)	(231,812)	(111,589)
Net increase (decrease)	10,493	2,261	$ 84,544	$ 16,672

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ -	$ -	$ 19,256

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund ("the Fund"), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor High Income Advantage (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor High Income Advantage. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Thomas T. Soviero (40)
Year of Election or Appointment: 2000 Vice President of Advisor High Income Advantage. Prior to assuming his current responsibilities, Mr. Soviero managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor High Income Advantage. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor High Income Advantage. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor High Income Advantage. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor High Income Advantage. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor High Income Advantage. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor High Income Advantage. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor High Income Advantage. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor High Income Advantage. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor High Income Advantage. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HY-UANN-1203
1.784750.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	60.82%	6.21%	7.07%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee.The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Income Advantage Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tom Soviero, Portfolio Manager of Fidelity® Advisor High Income Advantage Fund

High-yield staged a remarkable turnaround during the one-year period ending October 31, 2003, enjoying four consecutive quarters of positive returns for the first time since 1998. A declining default rate, increasing flows into high-yield mutual funds, rebounding equity markets, signs of an economic recovery and a focus on corporate debt reduction paced high-yield's recovery for much of the period. In July 2003, however, low-quality debt had its first monthly decline since October 2002, hurt by weakness in investment-grade bonds, the poor showing of the energy sector during the month, and profit taking that led to soft demand and negative fund flows. The rally re-emerged in August, though, bolstered by resurgent demand due to further evidence of an economic recovery, the robust performance of stocks, and the continued efforts of corporate America to deleverage and improve its balance sheets. For the 12 months overall, the Merrill Lynch® U.S. High Yield Master II Index gained 33.10%, one of its strongest one-year periods ever.

For the year that ended October 31, 2003, Fidelity Advisor High Income Advantage Fund's Institutional Class returned 60.82%. The fund outperformed the 33.10% return of the Merrill Lynch index, as well as the 28.04% return of the LipperSM High Current Yield Funds Average. The fund benefited from overweightings in B-rated bonds and three of the top-performing sectors: cable TV, telecommunications and electric utilities. The fund also had very large positions in some of the best-performing companies. Specific positive contributors included AES, Cablevision and Telewest. AES, an independent power producer, had a management and balance sheet transformation. It dealt with a potential liquidity crisis by selling underperforming assets while extending its debt maturities with a bond swap. Cable provider Cablevision improved its balance sheet by selling its Bravo network in 2002. The company's core cable franchise benefited from the rapid growth in high-speed-Internet subscriptions. Telewest, the U.K. cable operator, underwent a massive debt-for-equity swap and saw prices of its securities rise. Fundamentals remained strong while progress was made on improving its balance sheet. Detractors included Levi Strauss and WestPoint Stevens. Levi's turnaround took longer than expected, while distressed investment WestPoint experienced weakening fundamentals that contributed to its Chapter 11 bankruptcy.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.7	6.4
Qwest Services Corp.	4.9	3.5
Level 3 Communications, Inc.	4.0	4.9
Ahold Fin Usa, Inc.	3.8	2.8
Williams Companies, Inc.	3.8	1.8
	23.2
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	22.1	19.1
Electric Utilities	15.0	9.4
Energy	10.3	8.3
Food and Drug Retail	9.9	8.3
Cable TV	3.3	9.1
Quality Diversification (% of fund's net assets) as of October 31, 2003
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA, AA, A 0.0%
BBB 0.2%	BBB 0.3%
BB 1.4%	BB 3.1%
B 36.1%	B 32.7%
CCC,CC,C 36.7%	CCC,CC,C 32.8%
D 0.2%	D 1.5%
Not Rated 6.5%	Not Rated 1.5%
Equities 10.6%	Equities 10.3%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 17.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Nonconvertible Bonds 75.9%		Nonconvertible Bonds 62.9%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 7.0%
	Common Stocks 9.1%		Common Stocks 6.9%
	Other Investments 4.1%		Other Investments 5.4%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 17.8%
* Foreign investments	5.3%	** Foreign investments	3.1%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 77.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.1%
Cable TV - 0.3%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 9,100
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	2,145
Food and Drug Retail - 0.2%
Rite Aid Corp. 4.75% 12/1/06 (f)	4,000	4,654
Technology - 0.1%
Amkor Technology, Inc. 5% 3/15/07	3,840	3,686
Telecommunications - 0.4%
American Tower Corp. 6.25% 10/15/09	6,900	6,762
Level 3 Communications, Inc. 6% 9/15/09	4,920	3,321
		10,083
TOTAL CONVERTIBLE BONDS		29,668
Nonconvertible Bonds - 75.9%
Aerospace - 0.0%
BE Aerospace, Inc. 8.5% 10/1/10 (f)	860	899
Air Transportation - 2.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	11,788
6.977% 11/23/22	842	745
7.377% 5/23/19	3,337	2,369
7.379% 5/23/16	4,016	2,731
7.8% 4/1/08	9,740	8,376
10.18% 1/2/13	1,745	1,274
AMR Corp. 9% 8/1/12	16,520	13,670
Continental Airlines, Inc. 8% 12/15/05	2,970	2,881
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	329	277
6.9% 1/2/18	2,191	2,169
7.256% 9/15/21	690	704
8.307% 4/2/18	372	320
Delta Air Lines, Inc.:
7.9% 12/15/09	7,515	6,162
8.3% 12/15/29	3,571	2,375
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	985	887
7.779% 11/18/05	1,250	1,150
7.779% 1/2/12	2,355	2,014
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
7.625% 3/15/05	$ 4,010	$ 3,779
7.875% 3/15/08	4,675	3,822
8.875% 6/1/06	9,065	7,751
9.875% 3/15/07	800	720
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,888	1,454
		77,418
Auto Parts Distribution - 0.1%
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	1,640	1,730
Automotive - 0.1%
General Motors Corp. 7.125% 7/15/13	2,755	2,867
Building Materials - 1.6%
Norcraft Companies LP/Norcraft Finance Corp. 9% 11/1/11 (f)	1,590	1,670
Owens Corning:
7% 3/15/09 (c)	25,600	11,456
7.5% 5/1/05 (c)	12,000	5,370
7.5% 8/1/18 (c)	4,000	1,790
7.7% 5/1/08 (c)	1,440	644
Texas Industries, Inc. 10.25% 6/15/11 (f)	20,680	23,058
		43,988
Cable TV - 2.0%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10% 5/15/11	9,245	7,419
Pegasus Communications Corp. 12.5% 8/1/07	2,070	1,708
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	9,895	6,778
11.25% 1/15/10 (f)	10,999	8,414
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	14,745	7,594
11.25% 11/1/08 (c)	6,627	3,562
Telewest PLC yankee 9.625% 10/1/06 (c)	39,735	21,060
		56,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - 0.7%
Hexcel Corp. 9.75% 1/15/09	$ 12,074	$ 12,617
Terex Corp. 10.375% 4/1/11	6,615	7,442
		20,059
Chemicals - 2.6%
Avecia Group PLC 11% 7/1/09	15,800	14,536
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11 (f)	5,920	6,157
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	19,720	7,888
Geon Co. 6.875% 12/15/05	900	833
HMP Equity Holdings Corp. 0% 5/15/08 unit (f)	8,510	4,255
Huntsman ICI Chemicals LLC 10.125% 7/1/09	13,210	12,483
Huntsman LLC 11.625% 10/15/10 (f)	5,240	5,030
Nalco Co. 8.875% 11/15/13 (f)	4,240	4,404
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,450	2,536
PolyOne Corp.:
8.875% 5/1/12	9,960	8,217
10.625% 5/15/10	7,260	6,643
		72,982
Consumer Products - 2.9%
Revlon Consumer Products Corp.:
8.125% 2/1/06	51,810	34,713
8.625% 2/1/08	17,037	8,007
9% 11/1/06	31,293	20,966
12% 12/1/05	16,645	16,479
		80,165
Containers - 1.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	4,460	3,122
Owens-Illinois, Inc.:
7.5% 5/15/10	10,330	10,123
7.8% 5/15/18	9,710	9,127
8.1% 5/15/07	9,092	9,456
U.S. Can Corp. 10.875% 7/15/10 (f)	4,690	4,831
Vitro SA de CV 11.75% 11/1/13 (f)	10,670	10,323
		46,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 0.1%
Metris Companies, Inc.:
10% 11/1/04	$ 430	$ 335
10.125% 7/15/06	2,515	2,062
		2,397
Electric Utilities - 12.4%
AES Corp.:
8.375% 8/15/07	22,394	22,058
8.75% 6/15/08	12,699	13,048
8.75% 5/15/13 (f)	3,760	4,009
9% 5/15/15 (f)	16,355	17,500
9.375% 9/15/10	38,244	40,491
9.5% 6/1/09	16,336	17,377
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	21,396	19,470
8.75% 4/15/12 (f)	24,645	22,981
Calpine Canada Energy Finance ULC 8.5% 5/1/08	15,460	11,479
Calpine Corp.:
7.75% 4/15/09	23,330	16,798
7.875% 4/1/08	7,620	5,334
8.5% 7/15/10 (f)	14,695	13,519
8.5% 2/15/11	13,550	9,688
8.625% 8/15/10	8,920	6,289
8.75% 7/15/13 (f)	16,840	15,493
CMS Energy Corp.:
7.5% 1/15/09	9,000	9,191
7.75% 8/1/10 (f)	6,570	6,726
8.5% 4/15/11	17,255	18,031
8.9% 7/15/08	17,185	18,388
Illinois Power Co. 11.5% 12/15/10	26,310	31,506
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	11,860	10,674
9.5% 7/15/13 (f)	13,890	12,432
		342,482
Energy - 9.8%
El Paso Corp.:
7% 5/15/11	27,685	23,325
7.875% 6/15/12	830	708
El Paso Energy Corp.:
6.75% 5/15/09	37,730	32,071
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Energy Corp.: - continued
6.95% 12/15/07	$ 42,430	$ 37,975
7.8% 8/1/31	2,125	1,615
El Paso Production Holding Co. 7.75% 6/1/13 (f)	6,500	6,240
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 8.5% 6/1/10	10,060	10,965
Hanover Equipment Trust 8.75% 9/1/11	4,170	4,253
Parker Drilling Co. 9.625% 10/1/13 (f)	3,050	3,142
The Coastal Corp.:
6.5% 5/15/06	5,745	5,084
6.5% 6/1/08	12,115	9,965
6.95% 6/1/28	370	258
7.5% 8/15/06	5,730	5,221
7.75% 6/15/10	21,640	18,232
7.75% 10/15/35	1,970	1,458
Williams Companies, Inc.:
6.5% 8/1/06	28,410	29,191
6.75% 1/15/06	4,620	4,747
7.125% 9/1/11	10,040	10,291
7.5% 1/15/31	10,225	9,612
7.625% 7/15/19	15,245	14,940
7.75% 6/15/31	6,000	5,700
7.875% 9/1/21	7,825	7,747
8.125% 3/15/12	6,675	7,209
8.625% 6/1/10	7,850	8,596
8.75% 3/15/32	5,000	5,225
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	5,600	5,740
		269,510
Entertainment/Film - 0.1%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
Food and Drug Retail - 8.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	41,590	41,070
6.875% 5/1/29	13,130	11,554
8.25% 7/15/10	49,237	52,807
Nutritional Sourcing Corp. 10.125% 8/1/09	5,550	3,732
Rite Aid Corp.:
6.125% 12/15/08 (f)	8,975	8,437
6.875% 8/15/13	5,860	5,538
7.125% 1/15/07	17,855	18,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
8.125% 5/1/10	$ 8,080	$ 8,646
9.25% 6/1/13	8,250	8,828
9.5% 2/15/11	2,700	3,038
11.25% 7/1/08	11,855	13,278
12.5% 9/15/06	8,905	10,374
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	29,690	25,162
9.125% 12/15/11	33,160	28,103
		238,601
Gaming - 0.2%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	5,130	5,900
Healthcare - 0.5%
Genesis HealthCare Corp. 8% 10/15/13 (f)	1,520	1,554
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,150	2,215
Tenet Healthcare Corp.:
6.375% 12/1/11	7,265	6,756
6.5% 6/1/12	3,090	2,874
		13,399
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	20,705	21,740
Hotels - 0.3%
Capstar Hotel Co. 8.75% 8/15/07	5,910	5,895
Gaylord Entertainment Co. 8% 11/15/13 (f)(g)	1,460	1,504
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	1,630	1,728
		9,127
Leisure - 0.7%
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	16,410	18,954
Metals/Mining - 0.3%
Haynes International, Inc. 11.625% 9/1/04	15,655	8,297
Publishing/Printing - 0.3%
American Color Graphics, Inc. 10% 6/15/10 (f)	7,390	8,055
Railroad - 0.4%
TFM SA de CV 12.5% 6/15/12	8,880	9,724
Restaurants - 0.1%
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	1,920	1,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Services - 0.1%
Foster Wheeler Corp. 6.75% 11/15/05	$ 4,780	$ 2,629
Shipping - 0.6%
Evergreen International Aviation, Inc. 12% 5/15/10 (f)	8,810	7,841
General Maritime Corp. 10% 3/15/13	6,700	7,504
		15,345
Steels - 1.3%
AK Steel Corp.:
7.75% 6/15/12	18,715	12,726
7.875% 2/15/09	660	459
Allegheny Ludlum Corp. 6.95% 12/15/25	3,260	2,347
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	20,310	20,970
		36,502
Super Retail - 1.8%
Barneys, Inc. 9% 4/1/08	6,720	6,048
Golfsmith International, Inc. 8.375% 10/15/09	8,930	7,412
J. Crew Intermediate LLC 0% 5/15/08 (d)(f)	28,649	21,630
J. Crew Operating Corp. 10.375% 10/15/07	13,465	13,869
		48,959
Technology - 2.3%
Amkor Technology, Inc.:
7.75% 5/15/13 (f)	7,925	8,401
9.25% 2/15/08	3,500	3,903
Danka Business Systems PLC 11% 6/15/10 (f)	7,240	6,661
Marconi Corp. PLC 8% 4/30/08 (f)	11,170	10,947
ON Semiconductor Corp./Semiconductor Components Industries LLC:
12% 3/15/10	7,000	8,330
13% 5/15/08 (h)	3,240	3,758
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	12,370	13,236
Xerox Corp. 7.625% 6/15/13	9,060	9,196
		64,432
Telecommunications - 18.4%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	3,240	3,353
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)(g)	3,400	3,400
Crown Castle International Corp.:
0% 8/1/11 (d)	12,230	12,352
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Crown Castle International Corp.: - continued
9.375% 8/1/11	$ 9,405	$ 10,298
9.5% 8/1/11	3,070	3,362
10.75% 8/1/11	17,045	19,090
Level 3 Communications, Inc.:
0% 12/1/08 (d)	47,150	43,378
0% 3/15/10 (d)	9,810	7,995
9.125% 5/1/08	5,060	4,605
11% 3/15/08	42,600	41,322
11.25% 3/15/10	4,965	4,493
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	27,920	28,827
MCI Communications Corp.:
6.5% 4/15/10 (c)	4,210	3,473
6.95% 8/15/06 (c)	5,715	4,715
7.125% 6/15/27 (c)	31,379	24,476
7.5% 8/20/04 (c)	6,000	4,680
7.75% 3/15/24 (c)	5,455	4,473
7.75% 3/23/25 (c)	8,370	6,947
8.25% 1/20/23 (c)	770	635
Nextel Partners, Inc.:
8.125% 7/1/11 (f)	23,705	24,061
11% 3/15/10	5,720	6,235
11% 3/15/10	11,720	12,892
12.5% 11/15/09	14,005	16,106
Qwest Services Corp.:
13% 12/15/07 (f)	5,000	5,675
13.5% 12/15/10 (f)	110,354	128,561
Satelites Mexicanos SA de CV 5.62% 6/30/04 (f)(h)	10,043	8,650
SBA Communications Corp. 10.25% 2/1/09	7,380	6,605
SpectraSite, Inc. 8.25% 5/15/10 (f)	4,960	5,258
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	16,450	16,738
Time Warner Telecom, Inc. 10.125% 2/1/11	12,950	13,436
Triton PCS, Inc.:
8.75% 11/15/11	4,970	4,808
9.375% 2/1/11	9,070	8,979
WorldCom, Inc.:
6.4% 8/15/05 (c)	6,585	2,420
6.5% 5/15/04 (c)	2,025	744
7.375% 1/15/06 (c)(f)	8,665	3,184
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
WorldCom, Inc.: - continued
7.5% 5/15/11 (c)	$ 1,350	$ 496
7.75% 4/1/27 (c)	5,000	1,838
8% 5/15/06 (c)	22,730	8,353
		506,913
Textiles & Apparel - 2.2%
Levi Strauss & Co.:
7% 11/1/06	11,355	8,687
11.625% 1/15/08	13,360	11,556
12.25% 12/15/12	17,605	14,700
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (i)	20,395	16,520
WestPoint Stevens, Inc.:
7.875% 6/15/05 (c)	20,010	2,801
7.875% 6/15/08 (c)	49,160	6,882
		61,146
TOTAL NONCONVERTIBLE BONDS		2,091,371
TOTAL CORPORATE BONDS (Cost $1,967,228)		2,121,039
Commercial Mortgage Securities - 0.3%

First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9843% 4/29/39 (f)(h) (Cost $8,485)	10,700	8,617
Common Stocks - 9.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.0%
EchoStar Communications Corp. Class A (a)	702,396	26,916
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		26,916
Chemicals - 0.1%
Hercules Trust II unit	5,500	3,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Consumer Products - 0.0%
Revlon, Inc. Class A (a)	269,226	$ 708
Containers - 1.3%
Owens-Illinois, Inc. (a)	2,920,800	35,926
Trivest 1992 Special Fund Ltd. (i)	3,037,732	30
		35,956
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Electric Utilities - 2.6%
AES Corp. (a)	8,206,409	71,806
Energy - 0.4%
Chesapeake Energy Corp.	1,000,000	11,930
Entertainment/Film - 0.4%
AMC Entertainment, Inc. (a)	772,300	10,503
Livent, Inc. (a)	125,200	0
		10,503
Food and Drug Retail - 1.0%
Pathmark Stores, Inc. (a)(e)	2,811,078	19,256
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	748
Rite Aid Corp. (a)	1,233,272	7,067
		27,071
Healthcare - 1.7%
DaVita, Inc. (a)	1,293,564	45,404
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	6,720	67
Technology - 0.1%
Ampex Corp. Class A (a)	3,560	8
ChipPAC, Inc. Class A (a)	300,000	2,502
		2,510
Telecommunications - 0.5%
Cincinnati Bell, Inc. (a)	954,428	4,877
Crown Castle International Corp. (a)	22,887	290
Level 3 Communications, Inc. (a)	700,000	3,773
McLeodUSA, Inc. Class A (a)	1,977,550	2,334
SpectraSite, Inc. (a)	72,968	2,828
		14,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B	42,253	$ 635
Pillowtex Corp. (a)	490,256	2
		637
TOTAL COMMON STOCKS (Cost $210,374)		251,372
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	12,266
Telecommunications - 0.2%
Crown Castle International Corp. 6.25% PIERS	151,600	6,443
TOTAL CONVERTIBLE PREFERRED STOCKS		18,709
Nonconvertible Preferred Stocks - 0.8%
Broadcasting - 0.6%
Granite Broadcasting Corp. 12.75% pay-in-kind	19,000	13,490
Spanish Broadcasting System, Inc. 10.75% (f)	2,530	2,555
		16,045
Diversified Financial Services - 0.2%
American Annuity Group Capital Trust II 8.875%	6,040	6,004
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,049
TOTAL PREFERRED STOCKS (Cost $38,138)		40,758
Floating Rate Loans - 3.8%
	Principal Amount (000s)
Building Materials - 0.2%
Owens Corning revolver loan 0% 11/15/04 (h)	$ 7,020	4,984
Chemicals - 0.0%
Huntsman Co. LLC Tranche B term loan 8.9375% 3/31/07 (h)	2,358	2,069
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hotels - 1.0%
Wyndham International, Inc. term loan:
5.875% 4/1/06 (h)	$ 7,726	$ 7,301
5.875% 6/30/06 (h)	21,896	20,144
		27,445
Telecommunications - 2.6%
Centennial Puerto Rico Operations Corp.:
Tranche B term loan 4.4355% 5/31/07 (h)	1,794	1,794
Tranche C term loan 4.6892% 11/30/07 (h)	1,787	1,787
McLeodUSA, Inc.:
revolver loan 4.6733% 5/31/07 (h)	9,402	5,265
Tranche A term loan 4.68% 5/31/07 (h)	10,409	5,829
Tranche B term loan 5.43% 5/30/08 (h)	86,482	48,430
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (h)	4,307	4,317
Tranche C term loan 4.8125% 12/31/08 (h)	4,307	4,317
		71,739
TOTAL FLOATING RATE LOANS (Cost $107,105)		106,237
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $220,179)	220,178,670	220,179
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $10,863)	10,864	$ 10,863
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,562,372)		2,759,065
NET OTHER ASSETS - (0.1)%		(3,465)
NET ASSETS - 100%		$ 2,755,600
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $542,639,000 or 19.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 9/30/03	$ 19,680
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,527,947,000 and $2,663,970,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144a issues) amounted to $16,551,000 or 0.6% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $106,237,000 or 3.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $20,127,000. The weighted average interest rate was 1.21%. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $1,282,168,000 of which $314,609,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2003

Assets
Investment in securities, at value (including securities loaned of $1,750 and repurchase agreements of $10,863)(cost $2,562,372) - See accompanying schedule		$ 2,759,065
Cash		725
Receivable for investments sold Regular delivery		20,010
Delayed delivery		1,511
Receivable for fund shares sold		6,206
Interest receivable		51,094
Prepaid expenses		14
Other receivables		20
Total assets		2,838,645

Liabilities
Payable for investments purchased Regular delivery	$ 61,787
Delayed delivery	6,330
Payable for fund shares redeemed	6,025
Distributions payable	3,092
Accrued management fee	1,310
Distribution fees payable	964
Other payables and accrued expenses	571
Collateral on securities loaned, at value	2,966
Total liabilities		83,045

Net Assets		$ 2,755,600
Net Assets consist of:
Paid in capital		$ 3,697,244
Undistributed net investment income		148,601
Accumulated undistributed net realized gain (loss) on investments		(1,286,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,694
Net Assets		$ 2,755,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($307,341 ÷ 32,354 shares)	$ 9.50

Maximum offering price per share (100/95.25 of $9.50)	$ 9.97
Class T: Net Asset Value and redemption price per share ($1,397,994 ÷ 146,792 shares)	$ 9.52

Maximum offering price per share (100/96.50 of $9.52)	$ 9.87
Class B: Net Asset Value and offering price per share ($612,930 ÷ 64,738 shares) A	$ 9.47

Class C: Net Asset Value and offering price per share ($219,078 ÷ 23,077 shares) A	$ 9.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($218,257 ÷ 23,628 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2003

Investment Income
Dividends		$ 9,962
Interest		272,233
Security lending		29
Total income		282,224

Expenses
Management fee	$ 14,298
Transfer agent fees	4,834
Distribution fees	10,432
Accounting and security lending fees	655
Non-interested trustees' compensation	10
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	75
Registration fees	253
Audit	69
Legal	115
Interest	5
Miscellaneous	23
Total expenses before reductions	30,778
Expense reductions	(11)	30,767
Net investment income (loss)		251,457
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		198,118
Change in net unrealized appreciation (depreciation) on: Investment securities	677,025
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		677,026
Net gain (loss)		875,144
Net increase (decrease) in net assets resulting from operations		$ 1,126,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2003	Year ended October 31, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 251,457	$ 231,624
Net realized gain (loss)	198,118	(525,349)
Change in net unrealized appreciation (depreciation)	677,026	(33,435)
Net increase (decrease) in net assets resulting from operations	1,126,601	(327,160)
Distributions to shareholders from net investment income	(187,268)	(202,863)
Share transactions - net increase (decrease)	(50,567)	(252,315)
Total increase (decrease) in net assets	888,766	(782,338)

Net Assets
Beginning of period	1,866,834	2,649,172
End of period (including undistributed net investment income of $148,601 and undistributed net investment income of $79,736, respectively)	$ 2,755,600	$ 1,866,834

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.873	.767 E,F	.869	1.059	1.022
Net realized and unrealized gain (loss)	2.875	(1.866) E,F	(1.558)	(1.634)	.287
Total from investment operations	3.748	(1.099)	(.689)	(.575)	1.309
Distributions from net investment income	(.648)	(.671)	(.781)	(.905)	(1.030)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.049)
Total distributions	(.648)	(.671)	(.781)	(.905)	(1.279)
Net asset value, end of period	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Total Return A,B	60.58%	(14.39)%	(7.64)%	(5.66)%	11.98%
Ratios to Average Net Assets D
Expenses before expense reductions	.99%	1.02%	.97%	.94%	.95%
Expenses net of voluntary waivers, if any	.99%	1.02%	.97%	.94%	.95%
Expenses net of all reductions	.99%	1.01%	.97%	.94%	.95%
Net investment income (loss)	10.45%	10.12% E,F	9.53%	9.86%	8.89%
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 157	$ 189	$ 209	$ 221
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.859	.766 E,F	.865	1.055	1.021
Net realized and unrealized gain (loss)	2.883	(1.860) E,F	(1.572)	(1.640)	.274
Total from investment operations	3.742	(1.094)	(.707)	(.585)	1.295
Distributions from net investment income	(.642)	(.666)	(.773)	(.895)	(1.017)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.048)
Total distributions	(.642)	(.666)	(.773)	(.895)	(1.265)
Net asset value, end of period	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Total Return A,B	60.26%	(14.30)%	(7.81)%	(5.73)%	11.83%
Ratios to Average Net Assets D
Expenses before expense reductions	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of voluntary waivers, if any	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of all reductions	1.06%	1.08%	1.05%	1.03%	1.04%
Net investment income (loss)	10.38%	10.05% E,F	9.45%	9.76%	8.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,398	$ 1,070	$ 1,473	$ 1,777	$ 2,351
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Income from Investment Operations
Net investment income (loss) C	.802	.712 E,F	.801	.978	.938
Net realized and unrealized gain (loss)	2.873	(1.868) E,F	(1.549)	(1.634)	.276
Total from investment operations	3.675	(1.156)	(.748)	(.656)	1.214
Distributions from net investment income	(.585)	(.614)	(.712)	(.824)	(.949)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.045)
Total distributions	(.585)	(.614)	(.712)	(.824)	(1.194)
Net asset value, end of period	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Total Return A,B	59.42%	(15.07)%	(8.25)%	(6.39)%	11.10%
Ratios to Average Net Assets D
Expenses before expense reductions	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of voluntary waivers, if any	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of all reductions	1.75%	1.77%	1.72%	1.70%	1.69%
Net investment income (loss)	9.69%	9.36% E,F	8.78%	9.10%	8.15%
Supplemental Data
Net assets, end of period (in millions)	$ 613	$ 426	$ 704	$ 956	$ 1,192
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.801	.708 E,F	.796	.969	.926
Net realized and unrealized gain (loss)	2.868	(1.859) E,F	(1.560)	(1.634)	.280
Total from investment operations	3.669	(1.151)	(.764)	(.665)	1.206
Distributions from net investment income	(.579)	(.609)	(.706)	(.815)	(.941)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.045)
Total distributions	(.579)	(.609)	(.706)	(.815)	(1.186)
Net asset value, end of period	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Total Return A,B	59.11%	(14.98)%	(8.41)%	(6.45)%	11.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of voluntary waivers, if any	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.82%	1.84%	1.79%	1.78%	1.78%
Net investment income (loss)	9.62%	9.29% E,F	8.71%	9.02%	8.06%
Supplemental Data
Net assets, end of period (in millions)	$ 219	$ 132	$ 197	$ 247	$ 269
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Income from Investment Operations
Net investment income (loss) B	.867	.759 D,E	.862	1.055	1.024
Net realized and unrealized gain (loss)	2.796	(1.805) D,E	(1.528)	(1.606)	.269
Total from investment operations	3.663	(1.046)	(.666)	(.551)	1.293
Distributions from net investment income	(.663)	(.684)	(.794)	(.919)	(1.044)
Distributions from net realized gain	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	(.049)
Total distributions	(.663)	(.684)	(.794)	(.919)	(1.293)
Net asset value, end of period	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Total Return A	60.82%	(14.09)%	(7.58)%	(5.56)%	12.05%
Ratios to Average Net Assets C
Expenses before expense reductions	.82%	.85%	.83%	.82%	.82%
Expenses net of voluntary waivers, if any	.82%	.85%	.83%	.82%	.82%
Expenses net of all reductions	.82%	.85%	.83%	.82%	.81%
Net investment income (loss)	10.62%	10.28% D,E	9.67%	9.98%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 218	$ 82	$ 87	$ 89	$ 123
Portfolio turnover rate	111%	85%	68%	63%	61%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $21,068 with a corresponding decrease to realized loss of $18,529 and $2,539, respectively. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 376,413	|
Unrealized depreciation	(138,875)
Net unrealized appreciation (depreciation)	237,538
Undistributed ordinary income	116,957
Capital loss carryforward	(1,282,168)

Cost for federal income tax purposes	$ 2,521,527

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 187,268	$ 202,863

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Short-term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 358	$ -
Class T	0%	.25%	3,387	47
Class B	.65%	.25%	4,870	3,518
Class C	.75%	.25%	1,817	287
			$ 10,432	$ 3,852

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 88
Class T	107
Class B*	1,289
Class C*	93
$ 1,577

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 502.21
Class T	2,519.19
Class B	1,188.22
Class C	346.19
Institutional Class	279.19
	$ 4,834

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,740 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 18,374	$ 16,162
Class T	106,158	115,656
Class B	38,278	48,298
Class C	12,553	14,125
Institutional Class	11,905	8,622
Total	$ 187,268	$ 202,863

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	34,832	21,043	$ 293,119	$ 159,197
Reinvestment of distributions	1,400	1,377	11,574	10,381
Shares redeemed	(28,472)	(20,911)	(242,005)	(158,574)
Net increase (decrease)	7,760	1,509	$ 62,688	$ 11,004
Class T
Shares sold	147,909	85,605	$ 1,204,516	$ 638,278
Reinvestment of distributions	10,623	12,279	86,420	92,952
Shares redeemed	(178,448)	(111,104)	(1,494,673)	(840,910)
Net increase (decrease)	(19,916)	(13,220)	$ (203,737)	$ (109,680)
Class B
Shares sold	13,142	9,029	$ 110,687	$ 69,180
Reinvestment of distributions	2,927	3,846	23,946	29,103
Shares redeemed	(18,040)	(32,582)	(149,301)	(243,268)
Net increase (decrease)	(1,971)	(19,707)	$ (14,668)	$ (144,985)
Class C
Shares sold	12,912	9,341	$ 109,440	$ 71,251
Reinvestment of distributions	918	1,069	7,575	8,109
Shares redeemed	(11,394)	(13,949)	(96,409)	(104,686)
Net increase (decrease)	2,436	(3,539)	$ 20,606	$ (25,326)
Institutional Class
Shares sold	37,471	16,721	$ 306,562	$ 121,164
Reinvestment of distributions	1,212	966	9,794	7,097
Shares redeemed	(28,190)	(15,426)	(231,812)	(111,589)
Net increase (decrease)	10,493	2,261	$ 84,544	$ 16,672

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ -	$ -	$ 19,256

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund ("the Fund"), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor High Income Advantage (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor High Income Advantage. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Thomas T. Soviero (40)
Year of Election or Appointment: 2000 Vice President of Advisor High Income Advantage. Prior to assuming his current responsibilities, Mr. Soviero managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor High Income Advantage. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor High Income Advantage. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor High Income Advantage. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor High Income Advantage. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor High Income Advantage. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor High Income Advantage. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor High Income Advantage. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor High Income Advantage. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor High Income Advantage. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
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HYI-UANN-1203
1.784751.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard and Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge)	21.18%	5.22%
Class T (incl. 3.50% sales charge)	22.66%	5.45%
Class B (incl. contingent deferred sales charge) B	21.32%	5.28%
Class C (incl. contingent deferred sales charge) C	25.19%	5.55%

A From September 7, 1999.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matt Conti, Portfolio Manager of Fidelity® Advisor High Income Fund

High yield staged a remarkable turnaround during the one-year period ending October 31, 2003, enjoying four consecutive quarters of positive returns for the first time since 1998. A declining default rate, increasing flows into high-yield mutual funds, rebounding equity markets, signs of an economic recovery and a focus on corporate debt reduction paced high-yield's recovery for much of the period. In July 2003, however, low-quality debt had its first monthly decline since October 2002, hurt by weakness in investment-grade bonds, the poor showing of the energy sector during the month, and profit taking that led to soft demand and negative fund flows. The rally re-emerged in August, though, bolstered by resurgent demand due to further evidence of an economic recovery, the robust performance of stocks, and the continued efforts of corporate America to deleverage and improve its balance sheets. For the 12 months overall, the Merrill Lynch® U.S. High Yield Master II Index gained 33.10%, one of its strongest one-year periods ever.

For the year ending October 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 27.23%, 27.11%, 26.32% and 26.19%, respectively. In comparison, the Merrill Lynch index returned 33.10% and the LipperSM High Current Yield Funds Average returned 28.04%. Despite strong absolute performance, the fund underperformed its benchmarks due to the outperformance of lower-quality issues. I favored investments in the higher-quality tiers of the junk bond market, and underweighted the lowest-quality segments. I looked to increase investments in companies poised to benefit from an economic rebound, and paid particularly close attention to free cash flow. Drug store chain Rite Aid, clothing retailer J.Crew, AT&T Wireless - no longer in the fund - and Williams Companies all were contributors. Each offered a clean or improving balance sheet as well as solid free cash flow. Detractors included health care provider HealthSouth, energy company Mirant and Dan River. Relative performance also suffered from underweighted positions in cable TV provider Charter Communications and California electric utility Calpine, both of which rebounded from very depressed levels to offer strong returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CSC Holdings, Inc.	2.5	1.8
AES Corp.	2.5	1.7
Qwest Capital Funding, Inc.	2.2	2.2
Nextel Communications, Inc.	1.5	1.7
Williams Companies, Inc.	1.5	1.5
	10.1
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.0	10.1
Telecommunications	10.5	10.9
Technology	8.1	5.9
Electric Utilities	7.2	11.0
Healthcare	5.2	2.4
Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.6%	BBB 3.2%
BB 24.9%	BB 28.1%
B 52.2%	B 44.8%
CCC,CC,C 12.0%	CCC,CC,C 12.3%
Not Rated 2.1%	Not Rated 1.1%
Equities 2.6%	Equities 1.8%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Nonconvertible Bonds 89.8%		Nonconvertible Bonds 87.3%
	Convertible Bonds, Preferred Stocks 3.3%		Convertible Bonds, Preferred Stocks 2.9%
	Other Investments 1.3%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	10.9%	** Foreign investments	10.0%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 90.5%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.7%
Technology - 0.3%
Amkor Technology, Inc.:
5% 3/15/07	$ 630,000	$ 604,800
5.75% 6/1/06	630,000	630,000
		1,234,800
Telecommunications - 0.4%
Nextel Communications, Inc. 5.25% 1/15/10	1,760,000	1,689,600
TOTAL CONVERTIBLE BONDS		2,924,400
Nonconvertible Bonds - 89.8%
Aerospace - 1.4%
DRS Technologies, Inc. 6.875% 11/1/13 (e)	310,000	311,550
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	3,105,000	3,368,925
Orbital Sciences Corp. 9% 7/15/11	1,440,000	1,533,600
		5,214,075
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,540,000	1,362,900
6.977% 11/23/22	117,905	104,346
7.377% 5/23/19	467,371	331,833
7.379% 5/23/16	497,784	338,493
AMR Corp. 9% 8/1/12	860,000	711,650
Continental Airlines, Inc. 8% 12/15/05	10,000	9,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	75,299	60,239
6.9% 1/2/17	261,508	211,821
7.73% 9/15/12	191,896	156,396
8.307% 4/2/18	465,155	400,034
8.321% 11/1/06	435,000	406,725
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	64,521	55,488
7.9% 12/15/09	2,400,000	1,968,000
10% 8/15/08 (e)	560,000	487,200
10.14% 8/14/12	60,000	43,800
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360,000	324,000
7.779% 1/2/12	1,290,664	1,103,517
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	298,344	247,626
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.67% 1/2/15	$ 187,917	$ 152,213
8.07% 1/2/15	590,208	430,852
		8,906,833
Automotive - 2.0%
Cummins, Inc. 5.65% 3/1/98	515,000	334,750
Dana Corp.:
6.5% 3/1/09	1,015,000	1,004,850
9% 8/15/11	915,000	1,015,650
10.125% 3/15/10	325,000	365,625
Dana Credit Corp. 8.375% 8/15/07 (e)	705,000	736,725
Navistar International Corp.:
8% 2/1/08	210,000	214,200
9.375% 6/1/06	200,000	217,000
Stoneridge, Inc. 11.5% 5/1/12	1,410,000	1,635,600
Tenneco Automotive, Inc. 11.625% 10/15/09	355,000	363,875
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	910,000	1,028,300
11% 2/15/13 (e)	490,000	573,300
		7,489,875
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	1,285,000	1,403,863
Broadcasting - 0.7%
Spanish Broadcasting System, Inc. 9.625% 11/1/09	750,000	780,000
Susquehanna Media Co. 7.375% 4/15/13	480,000	494,400
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	158,000	162,543
yankee 10.5% 2/15/07	1,400,000	1,440,250
		2,877,193
Building Materials - 1.8%
FastenTech, Inc. 11.5% 5/1/11 (e)	610,000	646,600
Juno Lighting, Inc. 11.875% 7/1/09	2,325,000	2,528,438
National Waterworks, Inc. 10.5% 12/1/12	240,000	266,400
Nortek, Inc.:
9.125% 9/1/07	725,000	748,563
9.25% 3/15/07	120,000	123,900
Texas Industries, Inc. 10.25% 6/15/11 (e)	2,435,000	2,715,025
		7,028,926
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - 2.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/11 (c)	$ 510,000	$ 346,800
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	1,843,000	1,843,000
CSC Holdings, Inc.:
7.625% 7/15/18	470,000	460,600
7.875% 2/15/18	510,000	502,988
9.875% 2/15/13	795,000	826,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	545,000	613,125
EchoStar DBS Corp.:
6.375% 10/1/11 (e)	1,400,000	1,393,000
9.125% 1/15/09	869,000	984,143
10.375% 10/1/07	1,200,000	1,324,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	140,000	151,200
NTL, Inc. 19% 1/1/10	120,000	117,000
Rogers Cablesystems Ltd. yankee 11% 12/1/15	60,000	66,600
		8,629,756
Capital Goods - 2.1%
AGCO Corp.:
8.5% 3/15/06	40,000	40,000
9.5% 5/1/08	120,000	130,800
Columbus McKinnon Corp. 10% 8/1/10 (e)	140,000	148,400
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,653,150
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	1,045,000	1,112,925
Terex Corp.:
Series D, 8.875% 4/1/08	116,000	120,640
8.875% 4/1/08	950,000	992,750
9.25% 7/15/11	805,000	881,475
Tyco International Group SA yankee:
6.125% 1/15/09	345,000	362,681
6.375% 10/15/11	1,625,000	1,690,000
6.75% 2/15/11	385,000	409,544
7% 6/15/28	555,000	563,325
		8,105,690
Chemicals - 2.4%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	280,000	280,700
10.125% 9/1/08	565,000	593,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp.: - continued
10.625% 5/1/11 (e)	$ 570,000	$ 592,800
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	1,560,000	780,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	910,000	859,950
Huntsman International LLC:
9.875% 3/1/09	125,000	131,875
9.875% 3/1/09 (e)	705,000	736,725
Millennium America, Inc.:
9.25% 6/15/08	1,605,000	1,693,275
9.25% 6/15/08 (e)	635,000	669,925
Nalco Co.:
7.75% 11/15/11 (e)	590,000	613,600
8.875% 11/15/13 (e)	600,000	623,250
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	960,000	1,027,200
Solutia, Inc.:
6.72% 10/15/37	535,000	449,400
11.25% 7/15/09	175,000	155,750
		9,207,700
Consumer Products - 0.9%
The Hockey Co. 11.25% 4/15/09	1,445,000	1,632,850
Toys 'R' US, Inc. 7.875% 4/15/13	1,510,000	1,660,007
		3,292,857
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	1,295,000	1,476,300
Berry Plastics Corp. 10.75% 7/15/12	625,000	696,875
BWAY Corp. 10% 10/15/10 (e)	660,000	702,900
Owens-Brockway Glass Container, Inc. 7.75% 5/15/11	530,000	553,850
Owens-Illinois, Inc.:
7.15% 5/15/05	1,405,000	1,440,125
7.35% 5/15/08	575,000	563,500
7.8% 5/15/18	1,341,000	1,260,540
8.1% 5/15/07	985,000	1,024,400
Silgan Holdings, Inc.:
6.75% 11/15/13 (e)(f)	740,000	740,925
9% 6/1/09	985,000	1,019,475
		9,478,890
Diversified Media - 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	190,000	209,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media Holdings, Inc. 0% 10/15/13 (c)(e)	$ 1,240,000	$ 768,800
LBI Media, Inc. 10.125% 7/15/12	1,380,000	1,542,150
Videotron LTEE 6.875% 1/15/14 (e)	340,000	350,200
Vivendi Universal SA:
6.25% 7/15/08 (e)	1,340,000	1,407,000
9.25% 4/15/10 (e)	560,000	652,400
		4,929,550
Electric Utilities - 7.2%
AES Corp.:
8.375% 8/15/07	485,000	477,725
8.5% 11/1/07	700,000	689,500
8.75% 6/15/08	261,000	268,178
8.75% 5/15/13 (e)	1,865,000	1,988,556
8.875% 2/15/11	434,000	445,935
9% 5/15/15 (e)	1,230,000	1,316,100
9.375% 9/15/10	2,170,000	2,297,488
9.5% 6/1/09	1,291,000	1,373,301
10% 12/12/05 (e)	600,000	618,000
CMS Energy Corp.:
7.5% 1/15/09	95,000	97,019
7.625% 11/15/04	595,000	605,413
8.5% 4/15/11	2,150,000	2,246,750
8.9% 7/15/08	290,000	310,300
9.875% 10/15/07	1,955,000	2,143,169
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	2,120,000	2,120,000
Illinois Power Co. 11.5% 12/15/10	2,050,000	2,454,875
Midland Funding Corp. II 11.75% 7/23/05	769,811	823,698
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	180,000	192,600
Nevada Power Co.:
9% 8/15/13 (e)	1,200,000	1,260,000
10.875% 10/15/09	3,495,000	3,844,500
Sierra Pacific Resources 8.75% 5/15/05	1,020,000	1,020,000
Southern California Edison Co. 7.25% 3/1/26	925,000	945,813
		27,538,920
Energy - 11.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	390,000	418,275
Chesapeake Energy Corp. 8.375% 11/1/08	900,000	987,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Clark Refining & Marketing, Inc. 8.875% 11/15/07	$ 130,000	$ 130,000
DI Industries, Inc. 8.875% 7/1/07	168,000	173,040
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	580,000	622,050
10.125% 7/15/13 (e)	210,000	227,850
El Paso Corp.:
7% 5/15/11	150,000	126,375
7.875% 6/15/12	145,000	123,613
El Paso Energy Corp.:
6.75% 5/15/09	280,000	238,000
6.95% 12/15/07	590,000	528,050
7.375% 12/15/12	30,000	24,750
7.75% 1/15/32	1,050,000	795,375
7.8% 8/1/31	210,000	159,600
8.05% 10/15/30	2,870,000	2,224,250
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	1,715,000	1,869,350
El Paso Production Holding Co. 7.75% 6/1/13 (e)	2,580,000	2,476,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	2,900,000	2,885,500
Grant Prideco, Inc.:
9% 12/15/09	130,000	141,050
9.625% 12/1/07	810,000	893,025
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	570,000	669,750
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	1,150,000	1,242,000
Key Energy Services, Inc. 8.375% 3/1/08	550,000	592,625
Nuevo Energy Co.:
9.375% 10/1/10	605,000	659,450
9.5% 6/1/08	596,000	622,820
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	390,000	423,150
8.75% 7/1/12	630,000	683,550
Range Resources Corp. 7.375% 7/15/13	1,160,000	1,148,400
SESI LLC 8.875% 5/15/11	630,000	677,250
Sonat, Inc.:
6.625% 2/1/08	620,000	517,700
6.75% 10/1/07	545,000	472,788
6.875% 6/1/05	2,935,000	2,835,944
7.625% 7/15/11	815,000	686,638
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 1,145,000	$ 1,276,675
Tesoro Petroleum Corp. 8% 4/15/08	705,000	743,775
The Coastal Corp.:
6.375% 2/1/09	35,000	28,438
6.5% 5/15/06	420,000	371,700
6.5% 6/1/08	1,060,000	871,850
6.95% 6/1/28	260,000	181,350
7.5% 8/15/06	1,480,000	1,348,650
7.75% 6/15/10	380,000	320,150
7.75% 10/15/35	190,000	140,600
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	146,000	171,003
Universal Compression, Inc. 7.25% 5/15/10	2,625,000	2,730,000
Western Oil Sands, Inc. 8.375% 5/1/12	730,000	816,688
Williams Companies, Inc.:
6.5% 8/1/06	945,000	970,988
6.75% 1/15/06	1,500,000	1,541,250
7.125% 9/1/11	145,000	148,625
7.875% 9/1/21	2,320,000	2,296,800
8.125% 3/15/12	695,000	750,600
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	1,055,000	1,081,375
		42,067,285
Environmental - 0.5%
Allied Waste North America, Inc.:
7.875% 1/1/09	685,000	708,975
7.875% 4/15/13	305,000	325,588
9.25% 9/1/12	750,000	836,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,500
		1,895,313
Food and Drug Retail - 2.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	865,000	854,188
6.875% 5/1/29	800,000	704,000
8.25% 7/15/10	1,645,000	1,764,263
Rite Aid Corp.:
6% 12/15/05 (e)	515,000	513,713
6.875% 8/15/13	1,135,000	1,072,575
7.625% 4/15/05	845,000	866,125
9.25% 6/1/13	735,000	786,450
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	$ 1,995,000	$ 1,690,763
9.125% 12/15/11	630,000	533,925
		8,786,002
Food/Beverage/Tobacco - 1.3%
Corn Products International, Inc. 8.25% 7/15/07	450,000	495,000
Del Monte Corp. 9.25% 5/15/11	1,465,000	1,611,500
Doane Pet Care Co. 9.75% 5/15/07	1,155,000	1,016,400
Dole Food Co., Inc. 7.25% 6/15/10	1,310,000	1,336,200
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	570,000	632,700
		5,091,800
Gaming - 3.6%
Boyd Gaming Corp.:
7.75% 12/15/12	355,000	375,413
8.75% 4/15/12	350,000	379,750
Chumash Casino & Resort Enterprise 9.25% 7/15/10 (d)(e)	345,000	378,638
Circus Circus Enterprises, Inc. 7.625% 7/15/13	345,000	361,388
Herbst Gaming, Inc. 10.75% 9/1/08	840,000	940,800
Mandalay Resort Group:
9.375% 2/15/10	345,000	395,888
10.25% 8/1/07	345,000	396,750
Mohegan Tribal Gaming Authority:
6.375% 7/15/09 (e)	1,090,000	1,111,800
8% 4/1/12	170,000	184,450
MTR Gaming Group, Inc. 9.75% 4/1/10	1,340,000	1,410,350
Park Place Entertainment Corp.:
7.875% 3/15/10	1,170,000	1,257,750
9.375% 2/15/07	515,000	575,513
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,260,000	2,463,400
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,420,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,130,000	2,204,550
		13,856,690
Healthcare - 5.2%
aaiPharma, Inc. 11% 4/1/10	65,000	71,988
AmeriPath, Inc. 10.5% 4/1/13	1,210,000	1,258,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
AmerisourceBergen Corp. 7.25% 11/15/12	$ 2,105,000	$ 2,168,150
Biovail Corp. yankee 7.875% 4/1/10	1,865,000	1,832,363
Concentra Operating Corp. 9.5% 8/15/10	700,000	742,000
Fisher Scientific International, Inc. 8% 9/1/13 (e)	720,000	772,200
Genesis HealthCare Corp. 8% 10/15/13 (e)	220,000	224,950
HCA, Inc.:
6.3% 10/1/12	1,350,000	1,343,250
6.75% 7/15/13	1,500,000	1,531,376
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,125,000	3,585,938
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	905,000	993,238
Rotech Healthcare, Inc. 9.5% 4/1/12	905,000	972,875
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	992,250
8.625% 1/15/12	1,135,000	1,237,150
Tenet Healthcare Corp.:
6.375% 12/1/11	1,300,000	1,209,000
7.375% 2/1/13	1,095,000	1,062,150
		19,997,278
Homebuilding/Real Estate - 3.4%
Beazer Homes USA, Inc. 8.375% 4/15/12	580,000	632,200
D.R. Horton, Inc. 8.5% 4/15/12	570,000	649,800
FIMEP SA 10.5% 2/15/13	1,000,000	1,165,000
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14 (f)	1,100,000	1,091,750
7.75% 5/15/13 (e)	520,000	543,400
8.875% 4/1/12	1,505,000	1,625,400
LNR Property Corp.:
7.25% 10/15/13 (e)	1,050,000	1,057,875
7.625% 7/15/13 (e)	460,000	476,100
Standard Pacific Corp.:
6.5% 10/1/08	490,000	497,350
7.75% 3/15/13	1,650,000	1,724,250
Technical Olympic USA, Inc.:
9% 7/1/10	1,290,000	1,373,850
10.375% 7/1/12	255,000	279,225
WCI Communities, Inc. 7.875% 10/1/13 (e)	490,000	504,700
William Lyon Homes, Inc. 10.75% 4/1/13	1,315,000	1,459,650
		13,080,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - 1.4%
Gaylord Entertainment Co. 8% 11/15/13 (e)(f)(g)	$ 200,000	$ 206,000
Hilton Hotels Corp. 8.25% 2/15/11	1,030,000	1,138,150
HMH Properties, Inc. 7.875% 8/1/05	590,000	604,750
Host Marriott LP:
7.125% 11/1/13 (e)(f)	1,070,000	1,070,000
9.25% 10/1/07	22,000	24,255
ITT Corp. 7.375% 11/15/15	1,030,000	1,084,075
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	1,210,000	1,303,775
		5,431,005
Insurance - 0.8%
AmeriCredit Corp. 9.875% 4/15/06	500,000	495,000
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	1,305,000	1,402,875
Leucadia National Corp. 7% 8/15/13 (e)	1,020,000	994,500
		2,892,375
Leisure - 2.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	2,220,000	2,064,600
10.5% 7/15/11 (e)	1,270,000	1,308,100
Premier Parks, Inc. 9.75% 6/15/07	2,685,000	2,718,563
Six Flags, Inc. 9.75% 4/15/13	540,000	526,500
Town Sports International, Inc. 9.625% 4/15/11	970,000	1,028,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	1,735,000	2,003,925
		9,649,888
Metals/Mining - 1.3%
Arch Western Finance LLC 6.75% 7/1/13 (e)	1,850,000	1,905,500
Peabody Energy Corp. 6.875% 3/15/13	580,000	610,450
Phelps Dodge Corp. 9.5% 6/1/31	310,000	402,225
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(e)	1,135,000	805,850
0% 6/1/13 (c)(e)	1,780,000	1,085,800
		4,809,825
Paper - 3.4%
Boise Cascade Corp.:
6.5% 11/1/10	1,250,000	1,275,000
7% 11/1/13	700,000	715,750
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	560,000	593,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.:
7.5% 5/15/06	$ 1,630,000	$ 1,719,650
8.125% 5/15/11	445,000	482,269
8.875% 5/15/31	180,000	190,800
9.125% 7/1/22	295,000	303,850
9.625% 3/15/22	1,820,000	1,870,050
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,880,000	1,898,800
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	955,000	997,975
Norske Skog Canada Ltd. 8.625% 6/15/11	945,000	968,625
Stone Container Corp.:
8.375% 7/1/12	1,075,000	1,139,500
9.25% 2/1/08	250,000	272,500
9.75% 2/1/11	360,000	391,500
		12,819,869
Publishing/Printing - 1.3%
American Color Graphics, Inc. 10% 6/15/10 (e)	1,030,000	1,122,700
American Media Operations, Inc. 10.25% 5/1/09	710,000	757,925
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	440,000	480,700
9.875% 8/15/13 (e)	520,000	591,500
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	1,100,000	1,171,500
PEI Holdings, Inc. 11% 3/15/10	430,000	485,900
Yell Finance BV:
0% 8/1/11 (c)	158,000	133,510
10.75% 8/1/11	282,000	325,710
		5,069,445
Railroad - 0.4%
TFM SA de CV yankee:
10.25% 6/15/07	50,000	51,000
11.75% 6/15/09	1,555,000	1,562,775
		1,613,775
Restaurants - 1.1%
Friendly Ice Cream Corp. 10.5% 12/1/07	2,340,000	2,424,825
Sbarro, Inc. 11% 9/15/09	830,000	717,950
Yum! Brands, Inc. 7.7% 7/1/12	910,000	1,026,025
		4,168,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Services - 1.1%
Iron Mountain, Inc. 6.625% 1/1/16	$ 1,870,000	$ 1,823,250
JohnsonDiversey, Inc. 9.625% 5/15/12	400,000	442,000
United Rentals North America, Inc.:
7.75% 11/15/13 (e)(f)	770,000	766,150
10.75% 4/15/08	350,000	392,000
Wackenhut Corrections Corp. 8.25% 7/15/13 (e)	910,000	960,050
		4,383,450
Shipping - 1.2%
General Maritime Corp. 10% 3/15/13	2,165,000	2,424,800
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,115,000	2,241,900
		4,666,700
Steels - 1.3%
AK Steel Corp. 7.75% 6/15/12	215,000	146,200
California Steel Industries, Inc. 8.5% 4/1/09	1,030,000	1,067,338
CSN Islands VII Corp. 10.75% 9/12/08 (e)	1,110,000	1,153,013
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	990,000	1,022,175
Steel Dynamics, Inc. 9.5% 3/15/09	1,430,000	1,565,850
		4,954,576
Super Retail - 1.7%
Asbury Automotive Group, Inc. 9% 6/15/12	2,000,000	2,080,000
AutoNation, Inc. 9% 8/1/08	760,000	866,400
Barneys, Inc. 9% 4/1/08	2,350,000	2,115,000
J. Crew Intermediate LLC 0% 5/15/08 (c)(e)	1,157,596	873,985
United Auto Group, Inc. 9.625% 3/15/12	405,000	449,550
		6,384,935
Technology - 7.7%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,305,000	2,656,513
Amkor Technology, Inc.:
7.75% 5/15/13 (e)	3,455,000	3,662,300
9.25% 2/15/08	120,000	133,800
10.5% 5/1/09	225,000	242,438
Flextronics International Ltd. 6.5% 5/15/13 (e)	2,850,000	2,807,250
Ingram Micro, Inc. 9.875% 8/15/08	2,285,000	2,490,650
IOS Capital LLC 7.25% 6/30/08	1,705,000	1,696,475
Micron Technology, Inc. 6.5% 9/30/05 (i)	3,000,000	2,970,000
Nortel Networks Corp. 6.125% 2/15/06	2,150,000	2,198,375
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	195,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	290,000	275,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
PerkinElmer, Inc. 8.875% 1/15/13	$ 1,580,000	$ 1,738,000
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	250,000	267,500
Seagate Technology HDD Holdings 8% 5/15/09	850,000	928,625
Solectron Corp.:
7.375% 3/1/06	1,310,000	1,346,025
9.625% 2/15/09	700,000	773,500
Xerox Corp.:
7.125% 6/15/10	980,000	994,700
7.2% 4/1/16	2,870,000	2,791,075
7.625% 6/15/13	1,060,000	1,075,900
		29,243,626
Telecommunications - 9.2%
Cincinnati Bell, Inc.:
7.25% 7/15/13 (e)	1,360,000	1,387,200
8.375% 1/15/14 (e)(f)	480,000	480,000
Crown Castle International Corp.:
9.375% 8/1/11	1,400,000	1,533,000
9.5% 8/1/11	100,000	109,500
10.75% 8/1/11	275,000	308,000
Dobson Communications Corp. 8.875% 10/1/13 (e)	350,000	354,375
Innova S. de R.L. 9.375% 9/19/13 (e)	840,000	840,000
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	1,050,000	1,084,125
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	380,000	375,250
Nextel Communications, Inc.:
6.875% 10/31/13	1,580,000	1,595,800
7.375% 8/1/15	1,935,000	2,012,400
9.5% 2/1/11	380,000	425,600
Qwest Capital Funding, Inc.:
5.875% 8/3/04	840,000	835,800
7% 8/3/09	1,500,000	1,387,500
7.25% 2/15/11	540,000	496,800
7.625% 8/3/21	465,000	395,250
7.75% 8/15/06	5,215,000	5,188,907
Qwest Corp. 8.875% 3/15/12 (e)	1,045,000	1,180,850
Qwest Services Corp.:
13% 12/15/07 (e)	405,000	459,675
13.5% 12/15/10 (e)	775,000	902,875
14% 12/15/14 (e)	2,680,000	3,283,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	$ 3,045,000	$ 3,121,125
9.375% 6/1/08	495,000	517,275
Rogers Wireless, Inc. 9.625% 5/1/11	1,615,000	1,865,325
SBA Communications Corp. 10.25% 2/1/09	1,040,000	930,800
Triton PCS, Inc. 9.375% 2/1/11	1,670,000	1,653,300
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,965,000	1,788,150
U.S. West Communications:
5.65% 11/1/04	150,000	146,250
6.875% 9/15/33	465,000	413,850
		35,071,982
Textiles & Apparel - 0.8%
Dan River, Inc. 12.75% 4/15/09 (e)	910,000	254,800
Levi Strauss & Co.:
7% 11/1/06	425,000	325,125
11.625% 1/15/08	460,000	397,900
12.25% 12/15/12	595,000	496,825
Russell Corp. 9.25% 5/1/10	1,025,000	1,066,000
The William Carter Co. 10.875% 8/15/11	340,000	385,900
		2,926,550
TOTAL NONCONVERTIBLE BONDS		342,965,847
TOTAL CORPORATE BONDS (Cost $327,089,670)		345,890,247
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.1174% 12/15/09 (e)(h)	67,867	63,647
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3041% 11/18/31 (e)(h)	400,000	394,125
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)	100,000	89,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $460,955)		547,136
Common Stocks - 0.0%
	Shares	Value (Note 1)
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	$ 0
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,350	23,500
Telecommunications - 0.0%
Crown Castle International Corp. (a)(f)	2,434	30,814
TOTAL COMMON STOCKS (Cost $27,655)		54,314
Preferred Stocks - 2.6%

Convertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Crown Castle International Corp. 6.25% PIERS	35,400	1,504,500
Nonconvertible Preferred Stocks - 2.2%
Banks and Thrifts - 0.1%
Chevy Chase Bank Series C, 8.00%	14,500	391,500
Cable TV - 2.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	32,125	3,365,094
Series H, 11.75%	42,910	4,484,095
		7,849,189
Chemicals - 0.0%
NOVA Chemicals Corp. 9.50%	3,245	81,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,322,171
TOTAL PREFERRED STOCKS (Cost $9,369,978)		9,826,671
Floating Rate Loans - 1.1%
	Principal Amount
Cable TV - 0.5%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (h)	$ 700,000	623,000
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)	1,450,000	1,254,250
		1,877,250
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Technology - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.14% 8/4/06 (h)	$ 15,432	$ 15,471
Tranche C term loan 5.14% 8/4/07 (h)	434,173	435,258
Tranche D term loan 5.1875% 8/4/07 (h)	118,580	118,876
		569,605
Telecommunications - 0.5%
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (h)	918,984	921,282
Tranche C term loan 4.8125% 12/31/08 (h)	918,984	921,282
		1,842,564
TOTAL FLOATING RATE LOANS (Cost $4,083,804)		4,289,419
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $20,176,487)	20,176,487	20,176,487
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $361,208,549)		380,784,274
NET OTHER ASSETS - 0.3%		1,236,737
NET ASSETS - 100%		$ 382,021,011
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,994,279 or 19.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
Canada	3.8%
Cayman Islands	1.1%
Mexico	1.0%
Others (individually less than 1%)	5.0%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $515,505,396 and $356,604,872, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,970,000 or 0.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,188,000. The weighted average interest rate was 1.18%.

The fund invested in loans and loan participations, trade claims or other receivables. At period end, the value of these investments amounted to $4,289,419 or 1.1% of net assets.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,456,000 all of which will expire on October 31, 2010.
A total of .06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (cost $361,208,549) - See accompanying schedule		$ 380,784,274
Cash		591,449
Receivable for investments sold Regular delivery		4,622,349
Delayed delivery		1,037,525
Receivable for fund shares sold		1,183,330
Interest receivable		7,588,091
Prepaid expenses		1,973
Receivable from investment adviser for expense reductions		16,575
Total assets		395,825,566

Liabilities
Payable for investments purchased Regular delivery	$ 6,792,214
Delayed delivery	5,359,999
Payable for fund shares redeemed	675,326
Distributions payable	535,400
Accrued management fee	179,895
Distribution fees payable	124,791
Other payables and accrued expenses	136,930
Total liabilities		13,804,555

Net Assets		$ 382,021,011
Net Assets consist of:
Paid in capital		$ 360,644,228
Undistributed net investment income		4,365,838
Accumulated undistributed net realized gain (loss) on investments		(2,564,792)
Net unrealized appreciation (depreciation) on investments		19,575,737
Net Assets		$ 382,021,011

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,084,498 ÷ 6,544,216 shares)	$ 9.33

Maximum offering price per share (100/95.25 of $9.33)	$ 9.80
Class T: Net Asset Value and redemption price per share ($81,735,439 ÷ 8,762,646 shares)	$ 9.33

Maximum offering price per share (100/96.50 of $9.33)	$ 9.67
Class B: Net Asset Value and offering price per share ($70,661,426 ÷ 7,578,433 shares)A	$ 9.32

Class C: Net Asset Value and offering price per share ($59,654,713 ÷ 6,397,468 shares)A	$ 9.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,884,935 ÷ 11,653,790 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Dividends		$ 504,077
Interest		26,848,616
Total income		27,352,693

Expenses
Management fee	$ 1,712,163
Transfer agent fees	641,604
Distribution fees	1,170,200
Accounting fees and expenses	150,695
Non-interested trustees' compensation	1,151
Custodian fees and expenses	28,986
Registration fees	91,381
Audit	70,950
Legal	5,660
Interest	707
Miscellaneous	1,672
Total expenses before reductions	3,875,169
Expense reductions	(198,278)	3,676,891
Net investment income (loss)		23,675,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		15,982,876
Change in net unrealized appreciation (depreciation) on: Investment securities		24,806,908
Net gain (loss)		40,789,784
Net increase (decrease) in net assets resulting from operations		$ 64,465,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,675,802	$ 10,933,030
Net realized gain (loss)	15,982,876	(11,311,678)
Change in net unrealized appreciation (depreciation)	24,806,908	(4,154,150)
Net increase (decrease) in net assets resulting from operations	64,465,586	(4,532,798)
Distributions to shareholders from net investment income	(20,668,292)	(10,040,526)
Share transactions - net increase (decrease)	169,064,247	93,580,401
Total increase (decrease) in net assets	212,861,541	79,007,077

Net Assets
Beginning of period	169,159,470	90,152,393
End of period (including undistributed net investment income of $4,365,838 and undistributed net investment income of $1,057,241, respectively)	$ 382,021,011	$ 169,159,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.725	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	1.360	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	2.085	(.199)	.158	.255	.025
Distributions from net investment income	(.645)	(.661)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B,C,D	27.23%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00%	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	8.26%	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,084	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.717	.695H	.753	.898	.112
Net realized and unrealized gain (loss)	1.359	(.893)H	(.613)	(.656)	(.089)
Total from investment operations	2.076	(.198)	.140	.242	.023
Distributions from net investment income	(.636)	(.652)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B,C,D	27.11%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19%	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10%	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	8.16%	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,735	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.658	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	1.361	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	2.019	(.263)	.091	.167	.019
Distributions from net investment income	(.579)	(.597)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B,C,D	26.32%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80%	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	7.51%	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,661	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.651	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	1.359	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	2.010	(.271)	.072	.176	.008
Distributions from net investment income	(.570)	(.589)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total ReturnB,C,D	26.19%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.88%	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85%	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	7.41%	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,655	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.739	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	1.359	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	2.098	(.177)	.173	.272	.027
Distributions from net investment income	(.658)	(.673)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B,C	27.38%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.96%	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85%	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85%	.85%	.84%	.83%	.85% A
Net investment income (loss)	8.41%	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,885	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	129%	105%	139%	157%	331% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 23,256,385
Unrealized depreciation	(1,780,310)
Net unrealized appreciation (depreciation)	21,476,075
Undistributed ordinary income	4,417,048
Capital loss carryforward	(2,455,812)

Cost for federal income tax purposes	$ 359,308,199

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 20,668,292	$ 10,040,526

Short-Term Trading (Redemption) Fees. Shares purchased after March 1, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The priceof the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 71,418	$ 0
Class T	0%	.25%	185,235	0
Class B	.65%	.25%	485,676	350,766
Class C	.75%	.25%	427,871	189,622
			$ 1,170,200	$ 540,388

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,659
Class T	37,004
Class B *	155,019
Class C *	11,098
$ 250,780

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 72,824.15
Class T	180,888.24
Class B	109,509.20
Class C	78,300.18
Institutional Class	200,083.26
	$ 641,604

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $171,766 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ -
Class T	1.10%	67,846
Class B	1.75%	26,875
Class C	1.85%	11,371
Institutional Class	.85%	84,194
		$ 190,286

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,992.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 3,463,982	$ 2,543,786
Class T	5,285,877	2,141,296
Class B	3,522,659	2,030,312
Class C	2,720,372	1,355,055
Institutional Class	5,675,402	1,970,077
Total	$ 20,668,292	$ 10,040,526

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002	2003	2002
Class A
Shares sold	5,078,597	2,194,392	$ 44,740,558	$ 18,769,405
Reinvestment of distributions	329,086	249,964	2,911,571	2,101,329
Shares redeemed	(2,849,082)	(1,664,899)	(25,436,110)	(13,995,996)
Net increase (decrease)	2,558,601	779,457	$ 22,216,019	$ 6,874,738
Class T
Shares sold	10,067,102	4,891,152	$ 87,281,226	$ 40,917,173
Reinvestment of distributions	428,290	183,191	3,800,828	1,530,517
Shares redeemed	(6,266,128)	(2,464,273)	(55,411,229)	(20,312,658)
Net increase (decrease)	4,229,264	2,610,070	$ 35,670,825	$ 22,135,032
Class B
Shares sold	5,222,668	3,194,827	$ 45,487,161	$ 27,146,325
Reinvestment of distributions	216,886	126,092	1,919,716	1,054,847
Shares redeemed	(2,028,953)	(1,407,028)	(17,785,865)	(11,769,382)
Net increase (decrease)	3,410,601	1,913,891	$ 29,621,012	$ 16,431,790
Class C
Shares sold	5,869,016	2,780,792	$ 51,408,339	$ 23,675,785
Reinvestment of distributions	179,833	81,892	1,600,340	686,313
Shares redeemed	(2,279,628)	(1,861,323)	(20,253,596)	(15,716,727)
Net increase (decrease)	3,769,221	1,001,361	$ 32,755,083	$ 8,645,371
Institutional Class
Shares sold	9,351,108	5,522,402	$ 82,152,855	$ 45,295,480
Reinvestment of distributions	470,456	159,936	4,177,210	1,333,527
Shares redeemed	(4,293,095)	(857,398)	(37,528,757)	(7,135,537)
Net increase (decrease)	5,528,469	4,824,940	$ 48,801,308	$ 39,493,470

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund ("the Fund") a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heil- meier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Matthew Conti (37)

Year of Election or Appointment: 2001

Vice President of Advisor High Income. Mr. Conti is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1999

Secretary of Advisor High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1999 Assistant Treasurer of Advisor High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHI-UANN-1203
1.784748.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard and Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Life of fundA
Institutional Class	27.38	6.65%

A From September 7, 1999.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® U.S. High Yield Master II Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matt Conti, Portfolio Manager of Fidelity® Advisor High Income Fund

High yield staged a remarkable turnaround during the one-year period ending October 31, 2003, enjoying four consecutive quarters of positive returns for the first time since 1998. A declining default rate, increasing flows into high-yield mutual funds, rebounding equity markets, signs of an economic recovery and a focus on corporate debt reduction paced high-yield's recovery for much of the period. In July 2003, however, low-quality debt had its first monthly decline since October 2002, hurt by weakness in investment-grade bonds, the poor showing of the energy sector during the month, and profit taking that led to soft demand and negative fund flows. The rally re-emerged in August, though, bolstered by resurgent demand due to further evidence of an economic recovery, the robust performance of stocks, and the continued efforts of corporate America to deleverage and improve its balance sheets. For the 12 months overall, the Merrill Lynch® U.S. High Yield Master II Index gained 33.10%, one of its strongest one-year periods ever.

For the year ending October 31, 2003, the fund's Institutional Class shares returned 27.38%. In comparison, the Merrill Lynch index returned 33.10% and the LipperSM High Current Yield Funds Average returned 28.04%. Despite strong absolute performance, the fund underperformed its benchmarks due to the outperformance of lower-quality issues. I favored investments in the higher-quality tiers of the junk bond market, and underweighted the lowest-quality segments. I looked to increase investments in companies poised to benefit from an economic rebound, and paid particularly close attention to free cash flow. Drug store chain Rite Aid, clothing retailer J.Crew, AT&T Wireless - no longer in the fund - and Williams Companies all were contributors. Each offered a clean or improving balance sheet as well as solid free cash flow. Detractors included health care provider HealthSouth, energy company Mirant and Dan River. Relative performance also suffered from underweighted positions in cable TV provider Charter Communications and California electric utility Calpine, both of which rebounded from very depressed levels to offer strong returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CSC Holdings, Inc.	2.5	1.8
AES Corp.	2.5	1.7
Qwest Capital Funding, Inc.	2.2	2.2
Nextel Communications, Inc.	1.5	1.7
Williams Companies, Inc.	1.5	1.5
	10.1
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.0	10.1
Telecommunications	10.5	10.9
Technology	8.1	5.9
Electric Utilities	7.2	11.0
Healthcare	5.2	2.4
Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.6%	BBB 3.2%
BB 24.9%	BB 28.1%
B 52.2%	B 44.8%
CCC,CC,C 12.0%	CCC,CC,C 12.3%
Not Rated 2.1%	Not Rated 1.1%
Equities 2.6%	Equities 1.8%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Nonconvertible Bonds 89.8%		Nonconvertible Bonds 87.3%
	Convertible Bonds, Preferred Stocks 3.3%		Convertible Bonds, Preferred Stocks 2.9%
	Other Investments 1.3%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	10.9%	** Foreign investments	10.0%

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 90.5%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.7%
Technology - 0.3%
Amkor Technology, Inc.:
5% 3/15/07	$ 630,000	$ 604,800
5.75% 6/1/06	630,000	630,000
		1,234,800
Telecommunications - 0.4%
Nextel Communications, Inc. 5.25% 1/15/10	1,760,000	1,689,600
TOTAL CONVERTIBLE BONDS		2,924,400
Nonconvertible Bonds - 89.8%
Aerospace - 1.4%
DRS Technologies, Inc. 6.875% 11/1/13 (e)	310,000	311,550
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	3,105,000	3,368,925
Orbital Sciences Corp. 9% 7/15/11	1,440,000	1,533,600
		5,214,075
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,540,000	1,362,900
6.977% 11/23/22	117,905	104,346
7.377% 5/23/19	467,371	331,833
7.379% 5/23/16	497,784	338,493
AMR Corp. 9% 8/1/12	860,000	711,650
Continental Airlines, Inc. 8% 12/15/05	10,000	9,700
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	75,299	60,239
6.9% 1/2/17	261,508	211,821
7.73% 9/15/12	191,896	156,396
8.307% 4/2/18	465,155	400,034
8.321% 11/1/06	435,000	406,725
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	64,521	55,488
7.9% 12/15/09	2,400,000	1,968,000
10% 8/15/08 (e)	560,000	487,200
10.14% 8/14/12	60,000	43,800
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360,000	324,000
7.779% 1/2/12	1,290,664	1,103,517
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	298,344	247,626
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.67% 1/2/15	$ 187,917	$ 152,213
8.07% 1/2/15	590,208	430,852
		8,906,833
Automotive - 2.0%
Cummins, Inc. 5.65% 3/1/98	515,000	334,750
Dana Corp.:
6.5% 3/1/09	1,015,000	1,004,850
9% 8/15/11	915,000	1,015,650
10.125% 3/15/10	325,000	365,625
Dana Credit Corp. 8.375% 8/15/07 (e)	705,000	736,725
Navistar International Corp.:
8% 2/1/08	210,000	214,200
9.375% 6/1/06	200,000	217,000
Stoneridge, Inc. 11.5% 5/1/12	1,410,000	1,635,600
Tenneco Automotive, Inc. 11.625% 10/15/09	355,000	363,875
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	910,000	1,028,300
11% 2/15/13 (e)	490,000	573,300
		7,489,875
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	1,285,000	1,403,863
Broadcasting - 0.7%
Spanish Broadcasting System, Inc. 9.625% 11/1/09	750,000	780,000
Susquehanna Media Co. 7.375% 4/15/13	480,000	494,400
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	158,000	162,543
yankee 10.5% 2/15/07	1,400,000	1,440,250
		2,877,193
Building Materials - 1.8%
FastenTech, Inc. 11.5% 5/1/11 (e)	610,000	646,600
Juno Lighting, Inc. 11.875% 7/1/09	2,325,000	2,528,438
National Waterworks, Inc. 10.5% 12/1/12	240,000	266,400
Nortek, Inc.:
9.125% 9/1/07	725,000	748,563
9.25% 3/15/07	120,000	123,900
Texas Industries, Inc. 10.25% 6/15/11 (e)	2,435,000	2,715,025
		7,028,926
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - 2.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 1/15/11 (c)	$ 510,000	$ 346,800
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	1,843,000	1,843,000
CSC Holdings, Inc.:
7.625% 7/15/18	470,000	460,600
7.875% 2/15/18	510,000	502,988
9.875% 2/15/13	795,000	826,800
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	545,000	613,125
EchoStar DBS Corp.:
6.375% 10/1/11 (e)	1,400,000	1,393,000
9.125% 1/15/09	869,000	984,143
10.375% 10/1/07	1,200,000	1,324,500
LodgeNet Entertainment Corp. 9.5% 6/15/13	140,000	151,200
NTL, Inc. 19% 1/1/10	120,000	117,000
Rogers Cablesystems Ltd. yankee 11% 12/1/15	60,000	66,600
		8,629,756
Capital Goods - 2.1%
AGCO Corp.:
8.5% 3/15/06	40,000	40,000
9.5% 5/1/08	120,000	130,800
Columbus McKinnon Corp. 10% 8/1/10 (e)	140,000	148,400
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,653,150
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	1,045,000	1,112,925
Terex Corp.:
Series D, 8.875% 4/1/08	116,000	120,640
8.875% 4/1/08	950,000	992,750
9.25% 7/15/11	805,000	881,475
Tyco International Group SA yankee:
6.125% 1/15/09	345,000	362,681
6.375% 10/15/11	1,625,000	1,690,000
6.75% 2/15/11	385,000	409,544
7% 6/15/28	555,000	563,325
		8,105,690
Chemicals - 2.4%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	280,000	280,700
10.125% 9/1/08	565,000	593,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp.: - continued
10.625% 5/1/11 (e)	$ 570,000	$ 592,800
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	1,560,000	780,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	910,000	859,950
Huntsman International LLC:
9.875% 3/1/09	125,000	131,875
9.875% 3/1/09 (e)	705,000	736,725
Millennium America, Inc.:
9.25% 6/15/08	1,605,000	1,693,275
9.25% 6/15/08 (e)	635,000	669,925
Nalco Co.:
7.75% 11/15/11 (e)	590,000	613,600
8.875% 11/15/13 (e)	600,000	623,250
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	960,000	1,027,200
Solutia, Inc.:
6.72% 10/15/37	535,000	449,400
11.25% 7/15/09	175,000	155,750
		9,207,700
Consumer Products - 0.9%
The Hockey Co. 11.25% 4/15/09	1,445,000	1,632,850
Toys 'R' US, Inc. 7.875% 4/15/13	1,510,000	1,660,007
		3,292,857
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	1,295,000	1,476,300
Berry Plastics Corp. 10.75% 7/15/12	625,000	696,875
BWAY Corp. 10% 10/15/10 (e)	660,000	702,900
Owens-Brockway Glass Container, Inc. 7.75% 5/15/11	530,000	553,850
Owens-Illinois, Inc.:
7.15% 5/15/05	1,405,000	1,440,125
7.35% 5/15/08	575,000	563,500
7.8% 5/15/18	1,341,000	1,260,540
8.1% 5/15/07	985,000	1,024,400
Silgan Holdings, Inc.:
6.75% 11/15/13 (e)(f)	740,000	740,925
9% 6/1/09	985,000	1,019,475
		9,478,890
Diversified Media - 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	190,000	209,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media Holdings, Inc. 0% 10/15/13 (c)(e)	$ 1,240,000	$ 768,800
LBI Media, Inc. 10.125% 7/15/12	1,380,000	1,542,150
Videotron LTEE 6.875% 1/15/14 (e)	340,000	350,200
Vivendi Universal SA:
6.25% 7/15/08 (e)	1,340,000	1,407,000
9.25% 4/15/10 (e)	560,000	652,400
		4,929,550
Electric Utilities - 7.2%
AES Corp.:
8.375% 8/15/07	485,000	477,725
8.5% 11/1/07	700,000	689,500
8.75% 6/15/08	261,000	268,178
8.75% 5/15/13 (e)	1,865,000	1,988,556
8.875% 2/15/11	434,000	445,935
9% 5/15/15 (e)	1,230,000	1,316,100
9.375% 9/15/10	2,170,000	2,297,488
9.5% 6/1/09	1,291,000	1,373,301
10% 12/12/05 (e)	600,000	618,000
CMS Energy Corp.:
7.5% 1/15/09	95,000	97,019
7.625% 11/15/04	595,000	605,413
8.5% 4/15/11	2,150,000	2,246,750
8.9% 7/15/08	290,000	310,300
9.875% 10/15/07	1,955,000	2,143,169
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	2,120,000	2,120,000
Illinois Power Co. 11.5% 12/15/10	2,050,000	2,454,875
Midland Funding Corp. II 11.75% 7/23/05	769,811	823,698
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	180,000	192,600
Nevada Power Co.:
9% 8/15/13 (e)	1,200,000	1,260,000
10.875% 10/15/09	3,495,000	3,844,500
Sierra Pacific Resources 8.75% 5/15/05	1,020,000	1,020,000
Southern California Edison Co. 7.25% 3/1/26	925,000	945,813
		27,538,920
Energy - 11.0%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	390,000	418,275
Chesapeake Energy Corp. 8.375% 11/1/08	900,000	987,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Clark Refining & Marketing, Inc. 8.875% 11/15/07	$ 130,000	$ 130,000
DI Industries, Inc. 8.875% 7/1/07	168,000	173,040
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	580,000	622,050
10.125% 7/15/13 (e)	210,000	227,850
El Paso Corp.:
7% 5/15/11	150,000	126,375
7.875% 6/15/12	145,000	123,613
El Paso Energy Corp.:
6.75% 5/15/09	280,000	238,000
6.95% 12/15/07	590,000	528,050
7.375% 12/15/12	30,000	24,750
7.75% 1/15/32	1,050,000	795,375
7.8% 8/1/31	210,000	159,600
8.05% 10/15/30	2,870,000	2,224,250
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	1,715,000	1,869,350
El Paso Production Holding Co. 7.75% 6/1/13 (e)	2,580,000	2,476,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	2,900,000	2,885,500
Grant Prideco, Inc.:
9% 12/15/09	130,000	141,050
9.625% 12/1/07	810,000	893,025
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	570,000	669,750
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	1,150,000	1,242,000
Key Energy Services, Inc. 8.375% 3/1/08	550,000	592,625
Nuevo Energy Co.:
9.375% 10/1/10	605,000	659,450
9.5% 6/1/08	596,000	622,820
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	390,000	423,150
8.75% 7/1/12	630,000	683,550
Range Resources Corp. 7.375% 7/15/13	1,160,000	1,148,400
SESI LLC 8.875% 5/15/11	630,000	677,250
Sonat, Inc.:
6.625% 2/1/08	620,000	517,700
6.75% 10/1/07	545,000	472,788
6.875% 6/1/05	2,935,000	2,835,944
7.625% 7/15/11	815,000	686,638
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Teekay Shipping Corp. 8.875% 7/15/11	$ 1,145,000	$ 1,276,675
Tesoro Petroleum Corp. 8% 4/15/08	705,000	743,775
The Coastal Corp.:
6.375% 2/1/09	35,000	28,438
6.5% 5/15/06	420,000	371,700
6.5% 6/1/08	1,060,000	871,850
6.95% 6/1/28	260,000	181,350
7.5% 8/15/06	1,480,000	1,348,650
7.75% 6/15/10	380,000	320,150
7.75% 10/15/35	190,000	140,600
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	146,000	171,003
Universal Compression, Inc. 7.25% 5/15/10	2,625,000	2,730,000
Western Oil Sands, Inc. 8.375% 5/1/12	730,000	816,688
Williams Companies, Inc.:
6.5% 8/1/06	945,000	970,988
6.75% 1/15/06	1,500,000	1,541,250
7.125% 9/1/11	145,000	148,625
7.875% 9/1/21	2,320,000	2,296,800
8.125% 3/15/12	695,000	750,600
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	1,055,000	1,081,375
		42,067,285
Environmental - 0.5%
Allied Waste North America, Inc.:
7.875% 1/1/09	685,000	708,975
7.875% 4/15/13	305,000	325,588
9.25% 9/1/12	750,000	836,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,500
		1,895,313
Food and Drug Retail - 2.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	865,000	854,188
6.875% 5/1/29	800,000	704,000
8.25% 7/15/10	1,645,000	1,764,263
Rite Aid Corp.:
6% 12/15/05 (e)	515,000	513,713
6.875% 8/15/13	1,135,000	1,072,575
7.625% 4/15/05	845,000	866,125
9.25% 6/1/13	735,000	786,450
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	$ 1,995,000	$ 1,690,763
9.125% 12/15/11	630,000	533,925
		8,786,002
Food/Beverage/Tobacco - 1.3%
Corn Products International, Inc. 8.25% 7/15/07	450,000	495,000
Del Monte Corp. 9.25% 5/15/11	1,465,000	1,611,500
Doane Pet Care Co. 9.75% 5/15/07	1,155,000	1,016,400
Dole Food Co., Inc. 7.25% 6/15/10	1,310,000	1,336,200
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	570,000	632,700
		5,091,800
Gaming - 3.6%
Boyd Gaming Corp.:
7.75% 12/15/12	355,000	375,413
8.75% 4/15/12	350,000	379,750
Chumash Casino & Resort Enterprise 9.25% 7/15/10 (d)(e)	345,000	378,638
Circus Circus Enterprises, Inc. 7.625% 7/15/13	345,000	361,388
Herbst Gaming, Inc. 10.75% 9/1/08	840,000	940,800
Mandalay Resort Group:
9.375% 2/15/10	345,000	395,888
10.25% 8/1/07	345,000	396,750
Mohegan Tribal Gaming Authority:
6.375% 7/15/09 (e)	1,090,000	1,111,800
8% 4/1/12	170,000	184,450
MTR Gaming Group, Inc. 9.75% 4/1/10	1,340,000	1,410,350
Park Place Entertainment Corp.:
7.875% 3/15/10	1,170,000	1,257,750
9.375% 2/15/07	515,000	575,513
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,260,000	2,463,400
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,420,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,130,000	2,204,550
		13,856,690
Healthcare - 5.2%
aaiPharma, Inc. 11% 4/1/10	65,000	71,988
AmeriPath, Inc. 10.5% 4/1/13	1,210,000	1,258,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
AmerisourceBergen Corp. 7.25% 11/15/12	$ 2,105,000	$ 2,168,150
Biovail Corp. yankee 7.875% 4/1/10	1,865,000	1,832,363
Concentra Operating Corp. 9.5% 8/15/10	700,000	742,000
Fisher Scientific International, Inc. 8% 9/1/13 (e)	720,000	772,200
Genesis HealthCare Corp. 8% 10/15/13 (e)	220,000	224,950
HCA, Inc.:
6.3% 10/1/12	1,350,000	1,343,250
6.75% 7/15/13	1,500,000	1,531,376
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,125,000	3,585,938
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	905,000	993,238
Rotech Healthcare, Inc. 9.5% 4/1/12	905,000	972,875
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	992,250
8.625% 1/15/12	1,135,000	1,237,150
Tenet Healthcare Corp.:
6.375% 12/1/11	1,300,000	1,209,000
7.375% 2/1/13	1,095,000	1,062,150
		19,997,278
Homebuilding/Real Estate - 3.4%
Beazer Homes USA, Inc. 8.375% 4/15/12	580,000	632,200
D.R. Horton, Inc. 8.5% 4/15/12	570,000	649,800
FIMEP SA 10.5% 2/15/13	1,000,000	1,165,000
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14 (f)	1,100,000	1,091,750
7.75% 5/15/13 (e)	520,000	543,400
8.875% 4/1/12	1,505,000	1,625,400
LNR Property Corp.:
7.25% 10/15/13 (e)	1,050,000	1,057,875
7.625% 7/15/13 (e)	460,000	476,100
Standard Pacific Corp.:
6.5% 10/1/08	490,000	497,350
7.75% 3/15/13	1,650,000	1,724,250
Technical Olympic USA, Inc.:
9% 7/1/10	1,290,000	1,373,850
10.375% 7/1/12	255,000	279,225
WCI Communities, Inc. 7.875% 10/1/13 (e)	490,000	504,700
William Lyon Homes, Inc. 10.75% 4/1/13	1,315,000	1,459,650
		13,080,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - 1.4%
Gaylord Entertainment Co. 8% 11/15/13 (e)(f)(g)	$ 200,000	$ 206,000
Hilton Hotels Corp. 8.25% 2/15/11	1,030,000	1,138,150
HMH Properties, Inc. 7.875% 8/1/05	590,000	604,750
Host Marriott LP:
7.125% 11/1/13 (e)(f)	1,070,000	1,070,000
9.25% 10/1/07	22,000	24,255
ITT Corp. 7.375% 11/15/15	1,030,000	1,084,075
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	1,210,000	1,303,775
		5,431,005
Insurance - 0.8%
AmeriCredit Corp. 9.875% 4/15/06	500,000	495,000
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	1,305,000	1,402,875
Leucadia National Corp. 7% 8/15/13 (e)	1,020,000	994,500
		2,892,375
Leisure - 2.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	2,220,000	2,064,600
10.5% 7/15/11 (e)	1,270,000	1,308,100
Premier Parks, Inc. 9.75% 6/15/07	2,685,000	2,718,563
Six Flags, Inc. 9.75% 4/15/13	540,000	526,500
Town Sports International, Inc. 9.625% 4/15/11	970,000	1,028,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	1,735,000	2,003,925
		9,649,888
Metals/Mining - 1.3%
Arch Western Finance LLC 6.75% 7/1/13 (e)	1,850,000	1,905,500
Peabody Energy Corp. 6.875% 3/15/13	580,000	610,450
Phelps Dodge Corp. 9.5% 6/1/31	310,000	402,225
Salt Holdings Corp., Inc.:
0% 12/15/12 (c)(e)	1,135,000	805,850
0% 6/1/13 (c)(e)	1,780,000	1,085,800
		4,809,825
Paper - 3.4%
Boise Cascade Corp.:
6.5% 11/1/10	1,250,000	1,275,000
7% 11/1/13	700,000	715,750
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	560,000	593,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.:
7.5% 5/15/06	$ 1,630,000	$ 1,719,650
8.125% 5/15/11	445,000	482,269
8.875% 5/15/31	180,000	190,800
9.125% 7/1/22	295,000	303,850
9.625% 3/15/22	1,820,000	1,870,050
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,880,000	1,898,800
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	955,000	997,975
Norske Skog Canada Ltd. 8.625% 6/15/11	945,000	968,625
Stone Container Corp.:
8.375% 7/1/12	1,075,000	1,139,500
9.25% 2/1/08	250,000	272,500
9.75% 2/1/11	360,000	391,500
		12,819,869
Publishing/Printing - 1.3%
American Color Graphics, Inc. 10% 6/15/10 (e)	1,030,000	1,122,700
American Media Operations, Inc. 10.25% 5/1/09	710,000	757,925
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (e)	440,000	480,700
9.875% 8/15/13 (e)	520,000	591,500
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	1,100,000	1,171,500
PEI Holdings, Inc. 11% 3/15/10	430,000	485,900
Yell Finance BV:
0% 8/1/11 (c)	158,000	133,510
10.75% 8/1/11	282,000	325,710
		5,069,445
Railroad - 0.4%
TFM SA de CV yankee:
10.25% 6/15/07	50,000	51,000
11.75% 6/15/09	1,555,000	1,562,775
		1,613,775
Restaurants - 1.1%
Friendly Ice Cream Corp. 10.5% 12/1/07	2,340,000	2,424,825
Sbarro, Inc. 11% 9/15/09	830,000	717,950
Yum! Brands, Inc. 7.7% 7/1/12	910,000	1,026,025
		4,168,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Services - 1.1%
Iron Mountain, Inc. 6.625% 1/1/16	$ 1,870,000	$ 1,823,250
JohnsonDiversey, Inc. 9.625% 5/15/12	400,000	442,000
United Rentals North America, Inc.:
7.75% 11/15/13 (e)(f)	770,000	766,150
10.75% 4/15/08	350,000	392,000
Wackenhut Corrections Corp. 8.25% 7/15/13 (e)	910,000	960,050
		4,383,450
Shipping - 1.2%
General Maritime Corp. 10% 3/15/13	2,165,000	2,424,800
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,115,000	2,241,900
		4,666,700
Steels - 1.3%
AK Steel Corp. 7.75% 6/15/12	215,000	146,200
California Steel Industries, Inc. 8.5% 4/1/09	1,030,000	1,067,338
CSN Islands VII Corp. 10.75% 9/12/08 (e)	1,110,000	1,153,013
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	990,000	1,022,175
Steel Dynamics, Inc. 9.5% 3/15/09	1,430,000	1,565,850
		4,954,576
Super Retail - 1.7%
Asbury Automotive Group, Inc. 9% 6/15/12	2,000,000	2,080,000
AutoNation, Inc. 9% 8/1/08	760,000	866,400
Barneys, Inc. 9% 4/1/08	2,350,000	2,115,000
J. Crew Intermediate LLC 0% 5/15/08 (c)(e)	1,157,596	873,985
United Auto Group, Inc. 9.625% 3/15/12	405,000	449,550
		6,384,935
Technology - 7.7%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,305,000	2,656,513
Amkor Technology, Inc.:
7.75% 5/15/13 (e)	3,455,000	3,662,300
9.25% 2/15/08	120,000	133,800
10.5% 5/1/09	225,000	242,438
Flextronics International Ltd. 6.5% 5/15/13 (e)	2,850,000	2,807,250
Ingram Micro, Inc. 9.875% 8/15/08	2,285,000	2,490,650
IOS Capital LLC 7.25% 6/30/08	1,705,000	1,696,475
Micron Technology, Inc. 6.5% 9/30/05 (i)	3,000,000	2,970,000
Nortel Networks Corp. 6.125% 2/15/06	2,150,000	2,198,375
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	195,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	290,000	275,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
PerkinElmer, Inc. 8.875% 1/15/13	$ 1,580,000	$ 1,738,000
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	250,000	267,500
Seagate Technology HDD Holdings 8% 5/15/09	850,000	928,625
Solectron Corp.:
7.375% 3/1/06	1,310,000	1,346,025
9.625% 2/15/09	700,000	773,500
Xerox Corp.:
7.125% 6/15/10	980,000	994,700
7.2% 4/1/16	2,870,000	2,791,075
7.625% 6/15/13	1,060,000	1,075,900
		29,243,626
Telecommunications - 9.2%
Cincinnati Bell, Inc.:
7.25% 7/15/13 (e)	1,360,000	1,387,200
8.375% 1/15/14 (e)(f)	480,000	480,000
Crown Castle International Corp.:
9.375% 8/1/11	1,400,000	1,533,000
9.5% 8/1/11	100,000	109,500
10.75% 8/1/11	275,000	308,000
Dobson Communications Corp. 8.875% 10/1/13 (e)	350,000	354,375
Innova S. de R.L. 9.375% 9/19/13 (e)	840,000	840,000
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	1,050,000	1,084,125
Mobile Telesystems Finance SA 8.375% 10/14/10 (e)	380,000	375,250
Nextel Communications, Inc.:
6.875% 10/31/13	1,580,000	1,595,800
7.375% 8/1/15	1,935,000	2,012,400
9.5% 2/1/11	380,000	425,600
Qwest Capital Funding, Inc.:
5.875% 8/3/04	840,000	835,800
7% 8/3/09	1,500,000	1,387,500
7.25% 2/15/11	540,000	496,800
7.625% 8/3/21	465,000	395,250
7.75% 8/15/06	5,215,000	5,188,907
Qwest Corp. 8.875% 3/15/12 (e)	1,045,000	1,180,850
Qwest Services Corp.:
13% 12/15/07 (e)	405,000	459,675
13.5% 12/15/10 (e)	775,000	902,875
14% 12/15/14 (e)	2,680,000	3,283,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	$ 3,045,000	$ 3,121,125
9.375% 6/1/08	495,000	517,275
Rogers Wireless, Inc. 9.625% 5/1/11	1,615,000	1,865,325
SBA Communications Corp. 10.25% 2/1/09	1,040,000	930,800
Triton PCS, Inc. 9.375% 2/1/11	1,670,000	1,653,300
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,965,000	1,788,150
U.S. West Communications:
5.65% 11/1/04	150,000	146,250
6.875% 9/15/33	465,000	413,850
		35,071,982
Textiles & Apparel - 0.8%
Dan River, Inc. 12.75% 4/15/09 (e)	910,000	254,800
Levi Strauss & Co.:
7% 11/1/06	425,000	325,125
11.625% 1/15/08	460,000	397,900
12.25% 12/15/12	595,000	496,825
Russell Corp. 9.25% 5/1/10	1,025,000	1,066,000
The William Carter Co. 10.875% 8/15/11	340,000	385,900
		2,926,550
TOTAL NONCONVERTIBLE BONDS		342,965,847
TOTAL CORPORATE BONDS (Cost $327,089,670)		345,890,247
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.1174% 12/15/09 (e)(h)	67,867	63,647
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3041% 11/18/31 (e)(h)	400,000	394,125
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)	100,000	89,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $460,955)		547,136
Common Stocks - 0.0%
	Shares	Value (Note 1)
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	$ 0
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,350	23,500
Telecommunications - 0.0%
Crown Castle International Corp. (a)(f)	2,434	30,814
TOTAL COMMON STOCKS (Cost $27,655)		54,314
Preferred Stocks - 2.6%

Convertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Crown Castle International Corp. 6.25% PIERS	35,400	1,504,500
Nonconvertible Preferred Stocks - 2.2%
Banks and Thrifts - 0.1%
Chevy Chase Bank Series C, 8.00%	14,500	391,500
Cable TV - 2.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	32,125	3,365,094
Series H, 11.75%	42,910	4,484,095
		7,849,189
Chemicals - 0.0%
NOVA Chemicals Corp. 9.50%	3,245	81,482
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,322,171
TOTAL PREFERRED STOCKS (Cost $9,369,978)		9,826,671
Floating Rate Loans - 1.1%
	Principal Amount
Cable TV - 0.5%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (h)	$ 700,000	623,000
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)	1,450,000	1,254,250
		1,877,250
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Technology - 0.1%
Semiconductor Components Industries LLC:
Tranche B term loan 5.14% 8/4/06 (h)	$ 15,432	$ 15,471
Tranche C term loan 5.14% 8/4/07 (h)	434,173	435,258
Tranche D term loan 5.1875% 8/4/07 (h)	118,580	118,876
		569,605
Telecommunications - 0.5%
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (h)	918,984	921,282
Tranche C term loan 4.8125% 12/31/08 (h)	918,984	921,282
		1,842,564
TOTAL FLOATING RATE LOANS (Cost $4,083,804)		4,289,419
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $20,176,487)	20,176,487	20,176,487
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $361,208,549)		380,784,274
NET OTHER ASSETS - 0.3%		1,236,737
NET ASSETS - 100%		$ 382,021,011
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,994,279 or 19.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
Canada	3.8%
Cayman Islands	1.1%
Mexico	1.0%
Others (individually less than 1%)	5.0%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $515,505,396 and $356,604,872, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,970,000 or 0.8% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,188,000. The weighted average interest rate was 1.18%.

The fund invested in loans and loan participations, trade claims or other receivables. At period end, the value of these investments amounted to $4,289,419 or 1.1% of net assets.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,456,000 all of which will expire on October 31, 2010.
A total of .06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (cost $361,208,549) - See accompanying schedule		$ 380,784,274
Cash		591,449
Receivable for investments sold Regular delivery		4,622,349
Delayed delivery		1,037,525
Receivable for fund shares sold		1,183,330
Interest receivable		7,588,091
Prepaid expenses		1,973
Receivable from investment adviser for expense reductions		16,575
Total assets		395,825,566

Liabilities
Payable for investments purchased Regular delivery	$ 6,792,214
Delayed delivery	5,359,999
Payable for fund shares redeemed	675,326
Distributions payable	535,400
Accrued management fee	179,895
Distribution fees payable	124,791
Other payables and accrued expenses	136,930
Total liabilities		13,804,555

Net Assets		$ 382,021,011
Net Assets consist of:
Paid in capital		$ 360,644,228
Undistributed net investment income		4,365,838
Accumulated undistributed net realized gain (loss) on investments		(2,564,792)
Net unrealized appreciation (depreciation) on investments		19,575,737
Net Assets		$ 382,021,011

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,084,498 ÷ 6,544,216 shares)	$ 9.33

Maximum offering price per share (100/95.25 of $9.33)	$ 9.80
Class T: Net Asset Value and redemption price per share ($81,735,439 ÷ 8,762,646 shares)	$ 9.33

Maximum offering price per share (100/96.50 of $9.33)	$ 9.67
Class B: Net Asset Value and offering price per share ($70,661,426 ÷ 7,578,433 shares)A	$ 9.32

Class C: Net Asset Value and offering price per share ($59,654,713 ÷ 6,397,468 shares)A	$ 9.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,884,935 ÷ 11,653,790 shares)	$ 9.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Dividends		$ 504,077
Interest		26,848,616
Total income		27,352,693

Expenses
Management fee	$ 1,712,163
Transfer agent fees	641,604
Distribution fees	1,170,200
Accounting fees and expenses	150,695
Non-interested trustees' compensation	1,151
Custodian fees and expenses	28,986
Registration fees	91,381
Audit	70,950
Legal	5,660
Interest	707
Miscellaneous	1,672
Total expenses before reductions	3,875,169
Expense reductions	(198,278)	3,676,891
Net investment income (loss)		23,675,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		15,982,876
Change in net unrealized appreciation (depreciation) on: Investment securities		24,806,908
Net gain (loss)		40,789,784
Net increase (decrease) in net assets resulting from operations		$ 64,465,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,675,802	$ 10,933,030
Net realized gain (loss)	15,982,876	(11,311,678)
Change in net unrealized appreciation (depreciation)	24,806,908	(4,154,150)
Net increase (decrease) in net assets resulting from operations	64,465,586	(4,532,798)
Distributions to shareholders from net investment income	(20,668,292)	(10,040,526)
Share transactions - net increase (decrease)	169,064,247	93,580,401
Total increase (decrease) in net assets	212,861,541	79,007,077

Net Assets
Beginning of period	169,159,470	90,152,393
End of period (including undistributed net investment income of $4,365,838 and undistributed net investment income of $1,057,241, respectively)	$ 382,021,011	$ 169,159,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.725	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	1.360	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	2.085	(.199)	.158	.255	.025
Distributions from net investment income	(.645)	(.661)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B,C,D	27.23%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00%	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	8.26%	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,084	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.717	.695H	.753	.898	.112
Net realized and unrealized gain (loss)	1.359	(.893)H	(.613)	(.656)	(.089)
Total from investment operations	2.076	(.198)	.140	.242	.023
Distributions from net investment income	(.636)	(.652)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B,C,D	27.11%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19%	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10%	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	8.16%	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,735	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.658	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	1.361	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	2.019	(.263)	.091	.167	.019
Distributions from net investment income	(.579)	(.597)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B,C,D	26.32%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80%	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75%	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	7.51%	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,661	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.651	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	1.359	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	2.010	(.271)	.072	.176	.008
Distributions from net investment income	(.570)	(.589)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total ReturnB,C,D	26.19%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.88%	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85%	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85%	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	7.41%	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,655	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 7, 1999 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.739	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	1.359	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	2.098	(.177)	.173	.272	.027
Distributions from net investment income	(.658)	(.673)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B,C	27.38%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.96%	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85%	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85%	.85%	.84%	.83%	.85% A
Net investment income (loss)	8.41%	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,885	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	129%	105%	139%	157%	331% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 7, 1999 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 23,256,385
Unrealized depreciation	(1,780,310)
Net unrealized appreciation (depreciation)	21,476,075
Undistributed ordinary income	4,417,048
Capital loss carryforward	(2,455,812)

Cost for federal income tax purposes	$ 359,308,199

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 20,668,292	$ 10,040,526

Short-Term Trading (Redemption) Fees. Shares purchased after March 1, 2004 and held in the fund less than 90 days will be subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The priceof the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 71,418	$ 0
Class T	0%	.25%	185,235	0
Class B	.65%	.25%	485,676	350,766
Class C	.75%	.25%	427,871	189,622
			$ 1,170,200	$ 540,388

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,659
Class T	37,004
Class B *	155,019
Class C *	11,098
$ 250,780

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 72,824.15
Class T	180,888.24
Class B	109,509.20
Class C	78,300.18
Institutional Class	200,083.26
	$ 641,604

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $171,766 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ -
Class T	1.10%	67,846
Class B	1.75%	26,875
Class C	1.85%	11,371
Institutional Class	.85%	84,194
		$ 190,286

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,992.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 3,463,982	$ 2,543,786
Class T	5,285,877	2,141,296
Class B	3,522,659	2,030,312
Class C	2,720,372	1,355,055
Institutional Class	5,675,402	1,970,077
Total	$ 20,668,292	$ 10,040,526

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2003	2002	2003	2002
Class A
Shares sold	5,078,597	2,194,392	$ 44,740,558	$ 18,769,405
Reinvestment of distributions	329,086	249,964	2,911,571	2,101,329
Shares redeemed	(2,849,082)	(1,664,899)	(25,436,110)	(13,995,996)
Net increase (decrease)	2,558,601	779,457	$ 22,216,019	$ 6,874,738
Class T
Shares sold	10,067,102	4,891,152	$ 87,281,226	$ 40,917,173
Reinvestment of distributions	428,290	183,191	3,800,828	1,530,517
Shares redeemed	(6,266,128)	(2,464,273)	(55,411,229)	(20,312,658)
Net increase (decrease)	4,229,264	2,610,070	$ 35,670,825	$ 22,135,032
Class B
Shares sold	5,222,668	3,194,827	$ 45,487,161	$ 27,146,325
Reinvestment of distributions	216,886	126,092	1,919,716	1,054,847
Shares redeemed	(2,028,953)	(1,407,028)	(17,785,865)	(11,769,382)
Net increase (decrease)	3,410,601	1,913,891	$ 29,621,012	$ 16,431,790
Class C
Shares sold	5,869,016	2,780,792	$ 51,408,339	$ 23,675,785
Reinvestment of distributions	179,833	81,892	1,600,340	686,313
Shares redeemed	(2,279,628)	(1,861,323)	(20,253,596)	(15,716,727)
Net increase (decrease)	3,769,221	1,001,361	$ 32,755,083	$ 8,645,371
Institutional Class
Shares sold	9,351,108	5,522,402	$ 82,152,855	$ 45,295,480
Reinvestment of distributions	470,456	159,936	4,177,210	1,333,527
Shares redeemed	(4,293,095)	(857,398)	(37,528,757)	(7,135,537)
Net increase (decrease)	5,528,469	4,824,940	$ 48,801,308	$ 39,493,470

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund ("the Fund") a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heil- meier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Advisor High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Matthew Conti (37)

Year of Election or Appointment: 2001

Vice President of Advisor High Income. Mr. Conti is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1999

Secretary of Advisor High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1999 Assistant Treasurer of Advisor High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHII-UANN-1203
1.784749.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns may reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 3.75% sales charge) A	2.18%	5.56%	5.36%
Class T (incl. 2.75% sales charge)	3.12%	5.64%	5.39%
Class B (incl. contingent deferred sales charge) B	2.32%	5.72%	5.45%
Class C (incl. contingent deferred sales charge) C	4.26%	5.46%	4.94%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. The initial offering of Class A shares took place on September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

B Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. The initial offering of Class B shares took place on June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. The initial offering of Class C shares took place on November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on October 31, 1993, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Intermediate Bond Fund's Class A, Class T, Class B and Class C shares rose 6.16%, 6.03%, 5.32% and 5.26%, respectively, during the one-year period ending October 31, 2003. In comparison, the LipperSM Short-Intermediate Investment Grade Debt Funds Average and the Lehman Brothers Intermediate Government/Credit Bond Index returned 4.06% and 5.43%, respectively. It was an ideal time to be in riskier assets, and the fund was rewarded for overweighting corporate bonds, which rebounded sharply from last fall's depressed levels amid improved credit conditions. Security selection and timely trading in corporates further aided performance, particularly among BBB-rated issues that had big recoveries. Another plus was avoiding most major rating downgrades that hampered the index and peer average. That said, we did have a few holdings that faltered, but they were very small positions. Complementing our overweighting in corporates was our continued underweighting in government bonds, most notably Treasuries, which, despite posting positive returns, trailed the overall market by a sizable margin. As a result, we captured the massive performance disparity between the segments, with results benefiting not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Elsewhere, while the mortgage sector struggled against a backdrop of increased volatility, the fund did well by generally owning the right bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S. Government Agency Obligations 32.2%	U.S. Government and U.S. Government Agency Obligations 43.5%
AAA 15.8%	AAA 13.7%
AA 6.3%	AA 6.6%
A 19.6%	A 17.5%
BBB 23.3%	BBB 18.0%
BB and Below 2.0%	BB and Below 1.6%
Not Rated 1.5%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (0.7)%	Short-Term Investments and Net Other Assets(dagger) (1.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	4.8	4.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.9	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 42.4%		Corporate Bonds 36.3%
	U.S. Government and U.S. Government Agency Obligations 32.2%		U.S. Government and U.S. Government Agency Obligations 43.5%
	Asset-Backed Securities 13.4%		Asset-Backed Securities 10.7%
	CMOs and Other Mortgage Related Securities 10.7%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 1.9%		Other Investments 2.2%
	Short-Term Investments and Net Other Assets(dagger) (0.7)%		Short-Term Investments and Net Other Assets(dagger) (1.1)%
* Foreign investments	9.2%	** Foreign investments	6.5%
* Futures and Swaps	9.2%	** Futures and Swaps	7.8%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,398,034
6.4% 5/15/06	1,000,000	1,068,991
6.9% 9/1/04	1,500,000	1,554,911
7.2% 9/1/09	680,000	738,584
7.4% 1/20/05	800,000	845,703
7.75% 6/15/05	2,100,000	2,263,181
		8,869,404
Media - 3.2%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,581,450
6.75% 4/15/11	1,700,000	1,878,418
6.875% 5/1/12	4,300,000	4,760,934
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,215,000
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	724,639
7.65% 9/15/10	5,185,000	6,039,084
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,301,285
Cox Communications, Inc.:
7.125% 10/1/12	1,235,000	1,401,726
7.5% 8/15/04	1,850,000	1,925,406
7.75% 8/15/06	1,450,000	1,636,959
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,089,224
Liberty Media Corp. 5.7% 5/15/13	1,900,000	1,857,567
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,280,114
News America, Inc.:
4.75% 3/15/10	2,000,000	2,033,946
6.625% 1/9/08	1,700,000	1,887,513
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,135,990
		41,749,255
TOTAL CONSUMER DISCRETIONARY		50,618,659
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	3,740,000	3,776,850
Food & Staples Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	985,000	1,052,096
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.0%
Kraft Foods, Inc. 5.25% 6/1/07	$ 330,000	$ 350,185
Tobacco - 0.8%
Altria Group, Inc. 7% 11/4/13	2,380,000	2,379,334
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,122,156
7.5% 4/1/04	750,000	764,043
7.65% 7/1/08	4,635,000	5,000,270
		10,265,803
TOTAL CONSUMER STAPLES		15,444,934
ENERGY - 1.2%
Energy Equipment & Services - 0.6%
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,310,821
Weatherford International Ltd. 4.95% 10/15/13	1,300,000	1,274,939
		7,585,760
Oil & Gas - 0.6%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	2,000,000	2,027,460
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,797,459
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	2,992,942
		8,817,861
TOTAL ENERGY		16,403,621
FINANCIALS - 21.4%
Capital Markets - 3.0%
Amvescap PLC:
5.9% 1/15/07	665,000	716,480
yankee 6.6% 5/15/05	4,000,000	4,254,804
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	1,300,000	1,271,721
4.25% 9/4/12 (d)	1,510,000	1,536,803
Bear Stearns Companies, Inc. 5.7% 1/15/07	880,000	951,857
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	2,460,000	2,716,625
Goldman Sachs Group, Inc. 4.125% 1/15/08	4,550,000	4,645,373
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,141,152
5.35% 3/1/07	3,270,000	3,510,522
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc. 6.75% 7/2/08	$ 3,710,000	$ 4,131,642
Lehman Brothers Holdings, Inc.:
4% 1/22/08	1,600,000	1,623,267
6.25% 5/15/06	2,400,000	2,614,572
Merrill Lynch & Co., Inc.:
4% 11/15/07	2,000,000	2,044,456
6.15% 1/26/06	625,000	678,921
Morgan Stanley:
5.3% 3/1/13	4,760,000	4,830,748
5.8% 4/1/07	740,000	807,579
RBSG Capital Corp. 10.125% 3/1/04	1,500,000	1,540,910
		39,017,432
Commercial Banks - 2.2%
Bank of America Corp.:
3.875% 1/15/08	600,000	608,626
4.75% 10/15/06	985,000	1,038,880
6.25% 4/15/12	840,000	921,658
7.125% 9/15/06	2,000,000	2,237,618
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,471,616
FleetBoston Financial Corp.:
3.85% 2/15/08	1,000,000	1,012,220
7.25% 9/15/05	1,315,000	1,436,716
Korea Development Bank:
5.75% 9/10/13	3,680,000	3,764,846
7.375% 9/17/04	1,110,000	1,162,549
Mellon Bank NA, Pittsburgh:
6.5% 8/1/05	2,000,000	2,148,140
7.375% 5/15/07	1,800,000	2,067,426
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	958,014
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,608,357
Popular North America, Inc. 6.125% 10/15/06	1,295,000	1,408,983
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,169,240
		29,014,889
Consumer Finance - 5.9%
American General Finance Corp.:
2.75% 6/15/08	65,000	62,097
5.375% 10/1/12	3,050,000	3,082,043
5.875% 7/14/06	2,260,000	2,440,569
Associates Corp. of North America 7.75% 2/15/05	2,700,000	2,884,526
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank:
4.875% 5/15/08	$ 2,170,000	$ 2,225,220
6.5% 7/30/04	2,000,000	2,065,102
6.5% 6/13/13	2,315,000	2,386,163
Ford Motor Credit Co.:
5.8% 1/12/09	3,265,000	3,180,672
6.5% 1/25/07	300,000	309,537
7.375% 10/28/09	8,650,000	8,947,283
General Electric Capital Corp. 3.5% 8/15/07	10,000,000	10,087,200
General Motors Acceptance Corp.:
6.125% 2/1/07	910,000	955,574
6.125% 8/28/07	910,000	958,635
6.75% 1/15/06	8,165,000	8,705,548
6.875% 9/15/11	6,415,000	6,617,733
7.5% 7/15/05	145,000	155,253
7.75% 1/19/10	2,060,000	2,240,215
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,140,899
6.375% 11/27/12	1,595,000	1,736,949
6.5% 1/24/06	2,140,000	2,328,611
6.75% 5/15/11	3,000,000	3,357,258
Household International, Inc. 8.875% 2/15/08	2,550,000	2,885,004
MBNA Corp. 6.25% 1/17/07	1,155,000	1,251,753
SLM Corp. 3.625% 3/17/08	3,900,000	3,898,089
Wells Fargo Financial, Inc. 5.875% 8/15/08	1,900,000	2,099,853
		76,001,786
Diversified Financial Services - 5.6%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,612,094
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,194,380
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	25,000	25,236
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,662,020
5.125% 10/1/13 (a)	1,055,000	1,059,420
CIT Group, Inc.:
3.875% 11/3/08	740,000	733,972
7.75% 4/2/12	2,000,000	2,334,124
Citigroup, Inc.:
3.5% 2/1/08	2,770,000	2,767,886
7.25% 10/1/10	700,000	814,375
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	$ 2,020,000	$ 2,079,130
7.92% 5/18/12	4,845,000	4,284,445
Deutsche Telekom International Finance BV:
5.25% 7/22/13	1,635,000	1,624,922
8.5% 6/15/10	5,700,000	6,860,001
Monumental Global Funding II 6.05% 1/19/06 (a)	4,500,000	4,876,029
NiSource Finance Corp.:
3.2% 11/1/06	1,220,000	1,218,316
7.875% 11/15/10	4,355,000	5,153,010
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,051,000
7.375% 12/15/14	3,000,000	3,150,000
7.875% 2/1/09 (d)	3,000,000	3,360,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	5,004,823
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,697,526
Sprint Capital Corp. 6.125% 11/15/08	2,100,000	2,211,754
Verizon Global Funding Corp.:
6.125% 6/15/07	500,000	546,500
7.25% 12/1/10	4,837,000	5,524,159
7.375% 9/1/12	7,040,000	8,073,585
7.75% 6/15/32	2,000,000	2,318,354
Verizon Wireless Capital LLC 5.375% 12/15/06	95,000	101,459
		72,338,520
Insurance - 1.6%
Aegon NV 4.75% 6/1/13	3,400,000	3,284,594
Allstate Corp. 7.875% 5/1/05	2,060,000	2,239,519
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	730,000	722,132
4.625% 7/15/13 (a)	730,000	695,971
Principal Life Global Funding I:
5.125% 6/28/07 (a)	4,000,000	4,248,548
6.25% 2/15/12 (a)	5,000,000	5,422,740
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,634,960
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,110,355
Travelers Property Casualty Corp. 5% 3/15/13	835,000	828,053
		21,186,872
Real Estate - 2.4%
AMB Property LP 7.2% 12/15/05	2,000,000	2,194,234
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP:
7% 11/15/07	$ 3,460,000	$ 3,806,996
8.875% 3/1/05	2,590,000	2,807,770
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,446,175
Boston Properties, Inc. 6.25% 1/15/13	2,500,000	2,661,303
BRE Properties, Inc. 5.95% 3/15/07	875,000	933,569
Camden Property Trust 5.875% 11/30/12	1,700,000	1,773,415
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,004,845
CenterPoint Properties Trust 6.75% 4/1/05	640,000	676,587
Developers Diversified Realty Corp. 4.625% 8/1/10	2,325,000	2,321,350
EOP Operating LP:
6.5% 1/15/04	1,675,000	1,690,639
7.75% 11/15/07	3,775,000	4,323,904
Gables Realty LP 5.75% 7/15/07	1,915,000	2,025,779
ProLogis 6.7% 4/15/04	2,790,000	2,859,502
		31,526,068
Thrifts & Mortgage Finance - 0.7%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,109,682
Countrywide Home Loans, Inc.:
3.25% 5/21/08	3,460,000	3,372,739
5.5% 8/1/06	70,000	74,677
6.935% 7/16/07	2,450,000	2,717,339
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,704,937
5.625% 1/15/07	175,000	188,518
		9,167,892
TOTAL FINANCIALS		278,253,459
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.9%
Bombardier, Inc. 6.75% 5/1/12 (a)	815,000	865,938
Raytheon Co.:
4.5% 11/15/07	2,000,000	2,005,698
8.2% 3/1/06	1,900,000	2,124,156
8.3% 3/1/10	5,195,000	6,171,800
		11,167,592
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,830,000	1,898,603
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	$ 1,255,000	$ 1,246,806
Tyco International Group SA yankee:
6.125% 1/15/09	2,500,000	2,628,125
6.375% 6/15/05	1,750,000	1,835,313
6.75% 2/15/11	1,455,000	1,547,756
		7,258,000
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,955,795
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,155,276
		5,111,071
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	1,635,000	1,565,578
TOTAL INDUSTRIALS		27,000,844
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 1.0%
Motorola, Inc.:
7.625% 11/15/10	5,000,000	5,627,495
8% 11/1/11	6,340,000	7,339,799
		12,967,294
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,335,064
7.15% 6/15/05	2,400,000	2,590,474
NCR Corp. 7.125% 6/15/09	2,270,000	2,488,261
		8,413,799
IT Services - 0.3%
Electronic Data Systems Corp. 6% 8/1/13 (a)	4,235,000	4,010,134
TOTAL INFORMATION TECHNOLOGY		25,391,227
MATERIALS - 1.5%
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	513,921
Metals & Mining - 1.3%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	2,335,000	2,345,274
6.375% 11/30/12 (a)	5,580,000	5,978,211
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Falconbridge Ltd. yankee 7.35% 6/5/12	$ 710,000	$ 799,331
Noranda, Inc. yankee 6% 10/15/15	7,300,000	7,392,236
		16,515,052
Paper & Forest Products - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	2,175,000	2,316,110
TOTAL MATERIALS		19,345,083
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.1%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,099,585
AT&T Corp.:
6% 3/15/09	720,000	766,801
7% 11/15/06	710,000	786,261
8.5% 11/15/31	2,300,000	2,608,103
British Telecommunications PLC 8.375% 12/15/10	2,160,000	2,608,546
Citizens Communications Co. 8.5% 5/15/06	1,485,000	1,677,417
France Telecom SA 9% 3/1/11	5,600,000	6,755,946
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	7,079,518
Telecom Italia Capital 4% 11/15/08 (a)	3,000,000	2,996,316
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	189,290
TELUS Corp. yankee:
7.5% 6/1/07	1,440,000	1,599,225
8% 6/1/11	6,550,000	7,530,332
		40,697,340
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000,000	5,608,345
7.875% 3/1/11	2,530,000	2,890,985
8.75% 3/1/31	540,000	649,375
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,156,650
		11,305,355
TOTAL TELECOMMUNICATION SERVICES		52,002,695
UTILITIES - 4.4%
Electric Utilities - 3.4%
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,569,057
Dominion Resources, Inc. 8.125% 6/15/10	1,625,000	1,943,011
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 3,320,000	$ 3,748,745
Exelon Corp. 6.75% 5/1/11	1,735,000	1,922,606
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,576,298
6.45% 11/15/11	5,145,000	5,465,189
FPL Group Capital, Inc.:
1.875% 3/30/05	3,095,000	3,095,000
3.25% 4/11/06	885,000	895,356
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,278,389
Monongahela Power Co. 5% 10/1/06	1,370,000	1,404,786
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	469,026
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,102,440
6.375% 5/1/12	1,155,000	1,265,432
PPL Electric Utilities Corp. 5.875% 8/15/07	1,370,000	1,488,480
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	2,030,283
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,139,491
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,770,032
TECO Energy, Inc. 7% 5/1/12	350,000	345,625
Texas Utilities Electric Co. 8.25% 4/1/04	3,000,000	3,078,717
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,146,512
		44,734,475
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 5.375% 11/1/06	3,330,000	3,558,398
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,140,833
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,436,000
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,146,505
Williams Holdings of Delaware, Inc. 6.125% 12/1/03	500,000	507,500
		8,789,236
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	1,000,000	1,133,625
Williams Companies, Inc. 7.125% 9/1/11	2,175,000	2,229,375
		3,363,000
TOTAL UTILITIES		56,886,711
TOTAL NONCONVERTIBLE BONDS (Cost $515,589,651)		541,347,233
U.S. Government and Government Agency Obligations - 17.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 13.2%
Fannie Mae:
4.75% 1/2/07	$ 25,000,000	$ 26,230,400
5.5% 7/18/12	25,000,000	25,479,475
6.25% 2/1/11	975,000	1,066,413
6.25% 3/22/12	4,800,000	5,015,275
6.625% 9/15/09	37,000,000	42,226,210
7.125% 6/15/10	20,230,000	23,680,773
Freddie Mac:
3.625% 9/15/08	5,532,000	5,549,763
4.875% 11/15/13	6,510,000	6,527,238
5.25% 11/5/12	1,405,000	1,408,133
5.5% 9/15/11	17,200,000	18,373,694
5.875% 3/21/11	3,170,000	3,389,938
6.625% 9/15/09	11,400,000	13,003,820
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		171,951,132
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bills, yield at date of purchase 0.92% to 0.96% 11/20/03 to 12/11/03 (c)	660,000	659,678
U.S. Treasury Bonds 11.25% 2/15/15	5,325,000	8,502,113
U.S. Treasury Notes:
2.375% 8/15/06	660,000	662,063
4% 11/15/12	17,955,000	17,683,574
5% 8/15/11	7,470,000	7,971,013
5.625% 5/15/08	13,000,000	14,389,882
6.5% 2/15/10	4,000,000	4,640,156
TOTAL U.S. TREASURY OBLIGATIONS		54,508,479
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $224,495,405)		226,459,611
U.S. Government Agency - Mortgage Securities - 10.6%

Fannie Mae - 10.2%
4% 7/1/18	4,812,807	4,690,620
4.5% 11/1/18 (b)	26,000,000	25,943,125
4.5% 8/1/33 to 9/1/33	1,994,010	1,901,723
5.5% 9/1/10 to 12/1/14	7,873,165	8,142,114
6% 5/1/16 to 4/1/17	3,385,037	3,521,235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6.5% 2/1/14 to 5/1/33	$ 35,166,851	$ 36,740,747
6.5% 11/1/18 (b)	11,929,432	12,551,999
6.5% 11/1/33 (b)	5,095,479	5,292,929
7% 7/1/09 to 10/1/32 (b)	28,142,009	29,642,402
7.5% 8/1/17 to 9/1/28	2,655,531	2,835,031
8.5% 6/1/11 to 9/1/25	310,399	338,026
9.5% 2/1/25	341,089	380,285
10% 1/1/20	8,914	10,123
10.5% 8/1/20	100,379	114,832
11% 8/1/15	491,385	548,825
12.5% 12/1/13 to 4/1/15	18,689	21,575
TOTAL FANNIE MAE		132,675,591
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	331,830	360,307
9.5% 1/1/17	11,587	12,932
10% 4/1/06 to 5/1/09	16,922	18,294
10.5% 5/1/21	99,406	110,218
11% 12/1/11	5,106	5,688
11.5% 10/1/15	13,355	15,089
11.75% 10/1/10	16,433	18,337
TOTAL FREDDIE MAC		540,865
Government National Mortgage Association - 0.4%
6.5% 2/15/29	1,171,125	1,227,226
7% 2/15/28 to 11/15/28	2,785,089	2,954,694
7.5% 2/15/28 to 10/15/28	42,771	45,735
8% 11/15/05 to 6/15/25	384,252	409,993
8.5% 4/15/17 to 12/15/21	232,148	255,370
11% 7/20/19 to 8/20/19	19,957	22,565
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,915,583
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $137,068,264)		138,132,039
Asset-Backed Securities - 9.3%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class A2, 1.55% 8/25/32 (d)	$ 1,561,745	$ 1,564,128
Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	955,000	955,000
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	160,405	160,004
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	1,100,000	1,127,758
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,085,372
AmeriCredit Automobile Receivables Trust:
Series 2001-C Class A4, 5.01% 7/14/08	6,000,000	6,203,361
Series 2002-A Class A4, 4.61% 1/12/09	5,800,000	6,038,142
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	134,581	133,572
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	2,885,990	2,881,061
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	3,070,000	3,070,000
Associates Automobile Receivables Trust Series 2000-2 Class A4, 6.9% 8/15/05	1,457,921	1,473,184
Capital One Master Trust:
Series 2001-1 Class B, 1.63% 12/15/10 (d)	2,130,000	2,098,050
Series 2001-5 Class A, 5.3% 6/15/09	2,035,000	2,158,588
Series 2001-8A Class B, 1.67% 8/17/09 (d)	3,015,000	2,997,451
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	1,860,000	1,871,625
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	8,975,000	9,036,317
Series 2003-A4 Class A4, 3.65% 7/15/11	1,140,000	1,137,907
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	3,535,000	3,574,769
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	1,680,000	1,680,000
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 10/25/33 (d)	339,997	340,624
Class M2, 3.02% 10/25/33 (d)	824,992	829,464
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(d)	2,435,000	2,433,028
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	271,966	279,014
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	5,300,000	5,445,606
Citibank Credit Card Master Trust I Series 1998-9 Class A, 5.3% 1/9/06	1,320,000	1,329,847
CS First Boston Mortgage Securities Corp. NIMS Trust Series 2002-H10N Class A, 8% 11/27/32 (a)	509,203	501,565
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,637,616
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (d)	$ 300,000	$ 300,000
Class M2, 2.87% 11/25/33 (d)	200,000	200,000
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,605,000	2,656,161
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	560,000	574,350
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	561,666	561,918
Class M1, 2% 8/25/33 (d)	765,000	768,991
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	1,045,000	1,042,487
Class M2, 3.02% 10/25/33 (d)	1,240,000	1,239,999
Series 2003-5N Class A, 7.5% 1/27/34 (a)	225,000	223,976
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	555,873	544,756
Series 2003-2N Class A, 8% 9/27/33 (a)	762,143	746,138
Honda Auto Receivables Owner Trust Series 2001-2 Class A3, 4.67% 3/18/05	997,315	1,005,284
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	44,268	43,825
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (d)	2,460,000	2,460,000
Class M2, 2.97% 7/25/33 (d)	1,260,000	1,261,575
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.495% 1/18/11 (d)	275,000	275,064
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	1,805,000	1,805,903
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	311,751	311,854
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	1,450,000	1,464,632
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	665,000	665,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	1,350,000	1,362,090
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	755,415	755,721
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	134,705	134,836
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	710,000	716,566
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	554,370	554,893
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,033,048	1,032,644
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	2,566,717	2,573,904
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	$ 10,000,000	$ 10,003,600
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.57% 9/25/33 (a)(d)	2,624,141	2,624,141
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	1,912,500	1,951,975
Series 1999-1 Class A, 5.65% 3/17/09	1,416,667	1,458,512
Series 2002-4 Class A, 1.25% 8/18/09 (d)	2,700,000	2,697,092
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	2,320,000	2,320,000
Toyota Auto Receivables 2000-A Owner Trust Series 2000-A Class A4, 7.21% 4/15/07	1,296,290	1,314,425
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	4,500,000	4,811,441
TOTAL ASSET-BACKED SECURITIES (Cost $119,305,104)		121,506,806
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.7%
Merrill Lynch Mortgage Investments, Inc. Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	23,987,880	382,369
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	8,200,000	8,455,610
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	2,388,249	2,397,952
Class B4, 2.87% 7/10/35 (a)(d)	1,791,187	1,797,904
Class B5, 3.47% 7/10/35 (a)(d)	1,691,677	1,698,020
Class B6, 3.97% 7/10/35 (a)(d)	796,083	800,064
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	835,628	837,718
Class B4, 2.77% 6/10/35 (a)(d)	746,097	747,962
Class B5, 3.37% 6/10/35 (a)(d)	507,346	508,614
Class B6, 3.87% 6/10/35 (a)(d)	303,413	304,171
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(f)	88,685,000	1,011,009
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	2,912,266	2,959,742
TOTAL PRIVATE SPONSOR		21,901,135
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	$ 603,539	$ 611,525
Series 1994-81 Class PJ, 8% 7/25/23	3,210,000	3,303,170
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	444,886	454,137
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	505,570	513,168
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 32 Class TH, 7% 9/25/22	638,653	642,192
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2473 Class VK, 6.5% 10/15/18	16,600,000	17,448,861
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	370,000	398,423
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,969,405
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,862,397
Series 2001-45 Class GC, 6.5% 10/20/30	3,350,000	3,439,974
TOTAL U.S. GOVERNMENT AGENCY		31,643,252
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,229,401)		53,544,387
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	759,602	817,721
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	18,943,164	1,250,544
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.803% 7/11/43 (a)(d)(f)	12,355,000	1,048,245
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	3,763,239	3,763,239
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	980,000	1,064,537
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM floater:
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(d)	$ 1,180,909	$ 1,181,379
Class D, 2.37% 11/15/13 (a)(d)	2,200,000	2,198,222
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	1,905,000	1,904,480
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,763,263	3,040,775
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,466,848	1,549,588
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,245,000	1,375,478
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,190,265
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,637,755
Series 2000-C1 Class A1, 7.325% 4/14/62	1,664,605	1,829,797
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,203,458
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	834,384
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	35,575,853	1,430,950
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	610,000	619,760
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,961,932
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,659,586	1,828,958
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,653,752
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,106,953
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(d)(f)	23,888,411	979,759
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,920,480	5,161,327
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,651,219
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,989,519
Series 2003-59 Class XA, 0.3% 6/16/34 (d)(f)	15,384,615	1,180,892
Series 2003-47 Class XA, 0.2917% 6/16/43 (d)(f)	9,504,691	562,117
Series 2003-64 Class XA, 0.5018% 8/16/43 (d)(f)	82,838,406	5,080,314
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,557,781
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,699,836	2,978,890
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	$ 1,584,716	$ 1,726,960
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,435,291	1,569,706
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,370,000	6,050,663
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,626,945	2,920,606
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,730,000
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	3,355,024	3,641,631
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,214,225	3,499,418
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,604,349	1,742,474
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,751,674
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,910,992
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,794,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,775,063)		109,972,230
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
3.3% 6/1/10	335,000	320,434
3.55% 6/1/11	270,000	257,696
3.75% 6/1/12	870,000	826,500
TOTAL MUNICIPAL SECURITIES (Cost $1,472,235)		1,404,630
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount	Value (Note 1)
Bahamian Republic 6.625% 5/15/33 (a)	$ 990,000	$ 1,000,266
Chilean Republic:
5.5% 1/15/13	1,655,000	1,693,562
5.625% 7/23/07	1,210,000	1,291,675
7.125% 1/11/12	2,900,000	3,291,500
Ontario Province 5.5% 10/1/08	4,000,000	4,341,280
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,172,900
State of Israel 4.625% 6/15/13	665,000	624,269
United Mexican States:
4.625% 10/8/08	2,470,000	2,476,175
6.375% 1/16/13	1,560,000	1,605,240
7.5% 1/14/12	3,650,000	4,069,750
8% 9/24/22	2,000,000	2,175,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,046,722)		24,741,617
Fixed-Income Funds - 10.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $133,493,822)	1,345,518	133,838,666
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $7,639,000)	$ 7,639,681	7,639,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,322,114,667)		1,358,586,219
NET OTHER ASSETS - (4.4)%		(56,773,634)
NET ASSETS - 100%		$ 1,301,812,585
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2005	$ 19,854,500	$ 94,380
20 Eurodollar 90 Day Index Contracts	June 2005	19,836,500	83,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,632,025	103,379
87 Eurodollar 90 Day Index Contracts	Dec. 2005	86,161,538	176,878
57 Eurodollar 90 Day Index Contracts	March 2006	56,416,463	119,395
65 Eurodollar 90 Day Index Contracts	June 2006	64,298,000	65,273
65 Eurodollar 90 Day Index Contracts	Sept. 2006	64,353,875	59,910
95 Eurodollar 90 Day Index Contracts	Dec. 2006	93,874,250	45,030
65 Eurodollar 90 Day Index Contracts	March 2007	64,201,583	39,697
60 Eurodollar 90 Day Index Contracts	June 2007	59,238,000	97,140
			884,962
Swap Agreements
		Notional Amount
Credit Default Swap
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	$ 490,000	4,324
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	2,000,000	79,517
TOTAL CREDIT DEFAULT SWAP		2,490,000	83,841
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	38,094
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	55,400
TOTAL INTEREST RATE SWAP		26,740,000	93,494
		$ 29,230,000	$ 177,335
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,681,464 or 8.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,678.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,606,216,950 and $1,447,360,056, respectively, of which long-term U.S. government and government agency obligations aggregated $1,097,763,153 and $1,071,013,440, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $5,814,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $222 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $3,891,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $7,639,000) (cost $ 1,322,114,667) - See accompanying schedule		$ 1,358,586,219
Cash		76,355
Receivable for investments sold Regular delivery		7,244,573
Delayed delivery		622,738
Receivable for fund shares sold		2,688,491
Interest receivable		13,968,963
Receivable for daily variation on futures contracts		20,912
Unrealized gain on swap agreements		177,335
Prepaid expenses		7,392
Total assets		1,383,392,978

Liabilities
Payable for investments purchased Regular delivery	$ 16,561,160
Delayed delivery	58,415,422
Payable for fund shares redeemed	5,037,045
Distributions payable	393,980
Accrued management fee	468,279
Distribution fees payable	385,364
Other payables and accrued expenses	319,143
Total liabilities		81,580,393

Net Assets		$ 1,301,812,585
Net Assets consist of:
Paid in capital		$ 1,245,994,038
Undistributed net investment income		4,047,313
Accumulated undistributed net realized gain (loss) on investments		14,237,385
Net unrealized appreciation (depreciation) on investments		37,533,849
Net Assets		$ 1,301,812,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($166,701,491 ÷ 14,732,586 shares)	$ 11.32

Maximum offering price per share (100/96.25 of $11.32)	$ 11.76
Class T: Net Asset Value and redemption price per share ($711,262,690 ÷ 62,832,676 shares)	$ 11.32

Maximum offering price per share (100/97.25 of $11.32)	$ 11.64
Class B: Net Asset Value and offering price per share ($154,696,940 ÷ 13,683,180 shares) A	$ 11.31

Class C: Net Asset Value and offering price per share ($113,849,137 ÷ 10,076,907 shares) A	$ 11.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,302,327 ÷ 13,700,645 shares)	$ 11.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended October 31, 2003

Investment Income
Interest		$ 60,303,095
Security lending		10,734
Total income		60,313,829

Expenses
Management fee	$ 5,730,092
Transfer agent fees	2,684,043
Distribution fees	4,836,145
Accounting and security lending fees	302,443
Non-interested trustees' compensation	5,845
Custodian fees and expenses	58,215
Registration fees	149,511
Audit	56,125
Legal	11,377
Miscellaneous	6,252
Total expenses before reductions	13,840,048
Expense reductions	(4,339)	13,835,709
Net investment income (loss)		46,478,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,440,722
Futures contracts	914,642
Total net realized gain (loss)		24,355,364
Change in net unrealized appreciation (depreciation) on: Investment securities	2,409,676
Futures contracts	(75,344)
Swap agreements	177,335
Delayed delivery commitments	60,708
Total change in net unrealized appreciation (depreciation)		2,572,375
Net gain (loss)		26,927,739
Net increase (decrease) in net assets resulting from operations		$ 73,405,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,478,120	$ 45,482,487
Net realized gain (loss)	24,355,364	8,828,632
Change in net unrealized appreciation (depreciation)	2,572,375	(874,800)
Net increase (decrease) in net assets resulting from operations	73,405,859	53,436,319
Distributions to shareholders from net investment income	(45,500,193)	(45,483,711)
Share transactions - net increase (decrease)	65,287,174	294,234,320
Total increase (decrease) in net assets	93,192,840	302,186,928

Net Assets
Beginning of period	1,208,619,745	906,432,817
End of period (including undistributed net investment income of $4,047,313 and undistributed net investment income of $3,110,971, respectively)	$ 1,301,812,585	$ 1,208,619,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.420	.521E	.619	.629	.580
Net realized and unrealized gain (loss)	.254	.055E	.713	(.002)	(.474)
Total from investment operations	.674	.576	1.332	.627	.106
Distributions from net investment income	(.414)	(.526)	(.622)	(.627)	(.576)
Net asset value, end of period	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Total ReturnA,B	6.16%	5.44%	13.28%	6.32%	1.00%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.83%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.81%	.83%	.83%	.84%	.87%
Expenses net of all reductions	.81%	.82%	.82%	.84%	.86%
Net investment income (loss)	3.72%	4.82%E	5.82%	6.20%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,701	$ 133,236	$ 92,027	$ 48,177	$ 22,628
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.408	.508E	.603	.620	.576
Net realized and unrealized gain (loss)	.253	.044E	.713	(.006)	(.473)
Total from investment operations	.661	.552	1.316	.614	.103
Distributions from net investment income	(.401)	(.512)	(.606)	(.614)	(.563)
Net asset value, end of period	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Total ReturnA,B	6.03%	5.21%	13.11%	6.18%	.98%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.95%	.97%	.97%	.97%
Expenses net of voluntary waivers, if any	.93%	.95%	.97%	.97%	.97%
Expenses net of all reductions	.93%	.95%	.97%	.97%	.97%
Net investment income (loss)	3.60%	4.70%E	5.67%	6.07%	5.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,263	$ 684,618	$ 546,276	$ 313,887	$ 315,350
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76
Income from Investment Operations
Net investment income (loss)C	.331	.436E	.534	.553	.506
Net realized and unrealized gain (loss)	.253	.044E	.713	(.006)	(.467)
Total from investment operations	.584	.480	1.247	.547	.039
Distributions from net investment income	(.324)	(.440)	(.537)	(.547)	(.499)
Net asset value, end of period	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Total ReturnA,B	5.32%	4.52%	12.40%	5.50%	.37%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of all reductions	1.60%	1.61%	1.62%	1.62%	1.61%
Net investment income (loss)	2.92%	4.03%E	5.02%	5.42%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,697	$ 178,062	$ 113,424	$ 63,584	$ 64,532
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76
Income from Investment Operations
Net investment income (loss)C	.322	.428E	.525	.545	.492
Net realized and unrealized gain (loss)	.254	.044E	.716	(.005)	(.472)
Total from investment operations	.576	.472	1.241	.540	.020
Distributions from net investment income	(.316)	(.432)	(.531)	(.540)	(.490)
Net asset value, end of period	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Total ReturnA,B	5.26%	4.45%	12.34%	5.42%	.19%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of all reductions	1.67%	1.68%	1.69%	1.69%	1.71%
Net investment income (loss)	2.86%	3.96%E	4.96%	5.35%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,849	$ 98,158	$ 63,538	$ 20,530	$ 17,099
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78
Income from Investment Operations
Net investment income (loss)B	.437	.539D	.638	.656	.610
Net realized and unrealized gain (loss)	.254	.053D	.711	(.002)	(.485)
Total from investment operations	.691	.592	1.349	.654	.125
Distributions from net investment income	(.431)	(.542)	(.639)	(.644)	(.595)
Net asset value, end of period	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Total ReturnA	6.30%	5.59%	13.45%	6.59%	1.19%
Ratios to Average Net AssetsC
Expenses before expense reductions	.66%	.67%	.66%	.65%	.66%
Expenses net of voluntary waivers, if any	.66%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.66%	.67%	.66%	.65%	.66%
Net investment income (loss)	3.87%	4.97%D	5.98%	6.39%	5.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,302	$ 114,546	$ 91,168	$ 88,350	$ 157,131
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.
Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 46,053,102	|
Unrealized depreciation	(6,296,436)
Net unrealized appreciation (depreciation)	39,756,666
Undistributed ordinary income	3,629,478
Undistributed long-term capital gain	10,532,417
Cost for federal income tax purposes	$ 1,318,829,553

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 45,500,193	$ 45,483,711

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 248,472	$ 1,193
Class T	0%	.25%	1,844,222	7,628
Class B	.65%	.25%	1,618,381	1,168,552
Class C	.75%	.25%	1,125,070	328,737
			$ 4,836,145	$ 1,506,110

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 126,242
Class T	16,320
Class B*	438,127
Class C*	35,632
$ 616,321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 305,061.18
Class T	1,486,781.20
Class B	416,951.23
Class C	221,722.20
Institutional Class	253,528.19
	$ 2,684,043

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,554,824 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,090. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 249

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 6,007,552	$ 5,125,792
Class T	26,063,302	27,140,787
Class B	5,170,345	5,289,775
Class C	3,124,274	2,853,534
Institutional Class	5,134,720	5,073,823
Total	$ 45,500,193	$ 45,483,711

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	10,510,963	9,771,131	$ 119,339,179	$ 106,005,125
Reinvestment of distributions	465,922	420,199	5,276,440	4,558,153
Shares redeemed	(8,293,215)	(6,497,238)	(93,804,272)	(70,300,571)
Net increase (decrease)	2,683,670	3,694,092	$ 30,811,347	$ 40,262,707
Class T
Shares sold	33,381,968	38,686,726	$ 377,422,827	$ 420,063,872
Reinvestment of distributions	2,175,248	2,361,958	24,637,768	25,618,104
Shares redeemed	(34,611,992)	(28,735,485)	(391,598,532)	(311,143,526)
Net increase (decrease)	945,224	12,313,199	$ 10,462,063	$ 134,538,450
Class B
Shares sold	5,268,992	10,678,416	$ 59,474,046	$ 115,913,682
Reinvestment of distributions	351,056	384,737	3,970,085	4,171,299
Shares redeemed	(8,053,311)	(5,252,751)	(90,955,890)	(56,764,837)
Net increase (decrease)	(2,433,263)	5,810,402	$ (27,511,759)	$ 63,320,144
Class C
Shares sold	5,050,415	6,232,223	$ 57,002,414	$ 67,477,314
Reinvestment of distributions	219,498	213,210	2,481,384	2,310,669
Shares redeemed	(4,082,715)	(3,332,015)	(46,050,425)	(36,064,636)
Net increase (decrease)	1,187,198	3,113,418	$ 13,433,373	$ 33,723,347
Institutional Class
Shares sold	6,597,666	5,853,822	$ 74,769,322	$ 63,463,448
Reinvestment of distributions	328,037	317,927	3,720,880	3,454,065
Shares redeemed	(3,566,218)	(4,094,020)	(40,398,052)	(44,527,841)
Net increase (decrease)	3,359,485	2,077,729	$ 38,092,150	$ 22,389,672

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Intermediate Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Intermediate Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Intermediate Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin Grant (43)

Year of Election or Appointment: 2003

Vice President of Advisor Intermediate Bond. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Intermediate Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Intermediate Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Intermediate Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Intermediate Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Intermediate Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Intermediate Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Intermediate Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Intermediate Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Intermediate Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Intermediate Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Intermediate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/8/03	12/5/03	$0.10
Class T	12/8/03	12/5/03	$0.10
Class B	12/8/03	12/5/03	$0.10
Class C	12/8/03	12/5/03	$0.10

A total of 8.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Not Part of Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LTB-UANN-1203
1.784752.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.30%	6.55%	6.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Fidelity® Advisor Intermediate Bond Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Intermediate Bond Fund's Institutional Class shares rose 6.30% during the one-year period ending October 31, 2003. In comparison, the LipperSM Short-Intermediate Investment Grade Debt Funds Average and the Lehman Brothers Intermediate Government/Credit Bond Index returned 4.06% and 5.43%, respectively. It was an ideal time to be in riskier assets, and the fund was rewarded for overweighting corporate bonds, which rebounded sharply from last fall's depressed levels amid improved credit conditions. Security selection and timely trading in corporates further aided performance, particularly among BBB-rated issues that had big recoveries. Another plus was avoiding most major rating downgrades that hampered the index and peer average. That said, we did have a few holdings that faltered, but they were very small positions. Complementing our overweighting in corporates was our continued underweighting in government bonds, most notably Treasuries, which, despite posting positive returns, trailed the overall market by a sizable margin. As a result, we captured the massive performance disparity between the segments, with results benefiting not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Elsewhere, while the mortgage sector struggled against a backdrop of increased volatility, the fund did well by generally owning the right bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S. Government Agency Obligations 32.2%	U.S. Government and U.S. Government Agency Obligations 43.5%
AAA 15.8%	AAA 13.7%
AA 6.3%	AA 6.6%
A 19.6%	A 17.5%
BBB 23.3%	BBB 18.0%
BB and Below 2.0%	BB and Below 1.6%
Not Rated 1.5%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (0.7)%	Short-Term Investments and Net Other Assets(dagger) (1.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	4.8	4.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.9	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 42.4%		Corporate Bonds 36.3%
	U.S. Government and U.S. Government Agency Obligations 32.2%		U.S. Government and U.S. Government Agency Obligations 43.5%
	Asset-Backed Securities 13.4%		Asset-Backed Securities 10.7%
	CMOs and Other Mortgage Related Securities 10.7%		CMOs and Other Mortgage Related Securities 8.4%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 1.9%		Other Investments 2.2%
	Short-Term Investments and Net Other Assets(dagger) (0.7)%		Short-Term Investments and Net Other Assets(dagger) (1.1)%
* Foreign investments	9.2%	** Foreign investments	6.5%
* Futures and Swaps	9.2%	** Futures and Swaps	7.8%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,398,034
6.4% 5/15/06	1,000,000	1,068,991
6.9% 9/1/04	1,500,000	1,554,911
7.2% 9/1/09	680,000	738,584
7.4% 1/20/05	800,000	845,703
7.75% 6/15/05	2,100,000	2,263,181
		8,869,404
Media - 3.2%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,581,450
6.75% 4/15/11	1,700,000	1,878,418
6.875% 5/1/12	4,300,000	4,760,934
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,215,000
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	724,639
7.65% 9/15/10	5,185,000	6,039,084
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,301,285
Cox Communications, Inc.:
7.125% 10/1/12	1,235,000	1,401,726
7.5% 8/15/04	1,850,000	1,925,406
7.75% 8/15/06	1,450,000	1,636,959
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,089,224
Liberty Media Corp. 5.7% 5/15/13	1,900,000	1,857,567
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,280,114
News America, Inc.:
4.75% 3/15/10	2,000,000	2,033,946
6.625% 1/9/08	1,700,000	1,887,513
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,135,990
		41,749,255
TOTAL CONSUMER DISCRETIONARY		50,618,659
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	3,740,000	3,776,850
Food & Staples Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	985,000	1,052,096
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.0%
Kraft Foods, Inc. 5.25% 6/1/07	$ 330,000	$ 350,185
Tobacco - 0.8%
Altria Group, Inc. 7% 11/4/13	2,380,000	2,379,334
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,122,156
7.5% 4/1/04	750,000	764,043
7.65% 7/1/08	4,635,000	5,000,270
		10,265,803
TOTAL CONSUMER STAPLES		15,444,934
ENERGY - 1.2%
Energy Equipment & Services - 0.6%
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,310,821
Weatherford International Ltd. 4.95% 10/15/13	1,300,000	1,274,939
		7,585,760
Oil & Gas - 0.6%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	2,000,000	2,027,460
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,797,459
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	2,992,942
		8,817,861
TOTAL ENERGY		16,403,621
FINANCIALS - 21.4%
Capital Markets - 3.0%
Amvescap PLC:
5.9% 1/15/07	665,000	716,480
yankee 6.6% 5/15/05	4,000,000	4,254,804
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	1,300,000	1,271,721
4.25% 9/4/12 (d)	1,510,000	1,536,803
Bear Stearns Companies, Inc. 5.7% 1/15/07	880,000	951,857
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	2,460,000	2,716,625
Goldman Sachs Group, Inc. 4.125% 1/15/08	4,550,000	4,645,373
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,141,152
5.35% 3/1/07	3,270,000	3,510,522
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc. 6.75% 7/2/08	$ 3,710,000	$ 4,131,642
Lehman Brothers Holdings, Inc.:
4% 1/22/08	1,600,000	1,623,267
6.25% 5/15/06	2,400,000	2,614,572
Merrill Lynch & Co., Inc.:
4% 11/15/07	2,000,000	2,044,456
6.15% 1/26/06	625,000	678,921
Morgan Stanley:
5.3% 3/1/13	4,760,000	4,830,748
5.8% 4/1/07	740,000	807,579
RBSG Capital Corp. 10.125% 3/1/04	1,500,000	1,540,910
		39,017,432
Commercial Banks - 2.2%
Bank of America Corp.:
3.875% 1/15/08	600,000	608,626
4.75% 10/15/06	985,000	1,038,880
6.25% 4/15/12	840,000	921,658
7.125% 9/15/06	2,000,000	2,237,618
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,471,616
FleetBoston Financial Corp.:
3.85% 2/15/08	1,000,000	1,012,220
7.25% 9/15/05	1,315,000	1,436,716
Korea Development Bank:
5.75% 9/10/13	3,680,000	3,764,846
7.375% 9/17/04	1,110,000	1,162,549
Mellon Bank NA, Pittsburgh:
6.5% 8/1/05	2,000,000	2,148,140
7.375% 5/15/07	1,800,000	2,067,426
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	958,014
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,608,357
Popular North America, Inc. 6.125% 10/15/06	1,295,000	1,408,983
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,169,240
		29,014,889
Consumer Finance - 5.9%
American General Finance Corp.:
2.75% 6/15/08	65,000	62,097
5.375% 10/1/12	3,050,000	3,082,043
5.875% 7/14/06	2,260,000	2,440,569
Associates Corp. of North America 7.75% 2/15/05	2,700,000	2,884,526
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank:
4.875% 5/15/08	$ 2,170,000	$ 2,225,220
6.5% 7/30/04	2,000,000	2,065,102
6.5% 6/13/13	2,315,000	2,386,163
Ford Motor Credit Co.:
5.8% 1/12/09	3,265,000	3,180,672
6.5% 1/25/07	300,000	309,537
7.375% 10/28/09	8,650,000	8,947,283
General Electric Capital Corp. 3.5% 8/15/07	10,000,000	10,087,200
General Motors Acceptance Corp.:
6.125% 2/1/07	910,000	955,574
6.125% 8/28/07	910,000	958,635
6.75% 1/15/06	8,165,000	8,705,548
6.875% 9/15/11	6,415,000	6,617,733
7.5% 7/15/05	145,000	155,253
7.75% 1/19/10	2,060,000	2,240,215
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,140,899
6.375% 11/27/12	1,595,000	1,736,949
6.5% 1/24/06	2,140,000	2,328,611
6.75% 5/15/11	3,000,000	3,357,258
Household International, Inc. 8.875% 2/15/08	2,550,000	2,885,004
MBNA Corp. 6.25% 1/17/07	1,155,000	1,251,753
SLM Corp. 3.625% 3/17/08	3,900,000	3,898,089
Wells Fargo Financial, Inc. 5.875% 8/15/08	1,900,000	2,099,853
		76,001,786
Diversified Financial Services - 5.6%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,612,094
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,194,380
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	25,000	25,236
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,662,020
5.125% 10/1/13 (a)	1,055,000	1,059,420
CIT Group, Inc.:
3.875% 11/3/08	740,000	733,972
7.75% 4/2/12	2,000,000	2,334,124
Citigroup, Inc.:
3.5% 2/1/08	2,770,000	2,767,886
7.25% 10/1/10	700,000	814,375
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	$ 2,020,000	$ 2,079,130
7.92% 5/18/12	4,845,000	4,284,445
Deutsche Telekom International Finance BV:
5.25% 7/22/13	1,635,000	1,624,922
8.5% 6/15/10	5,700,000	6,860,001
Monumental Global Funding II 6.05% 1/19/06 (a)	4,500,000	4,876,029
NiSource Finance Corp.:
3.2% 11/1/06	1,220,000	1,218,316
7.875% 11/15/10	4,355,000	5,153,010
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,051,000
7.375% 12/15/14	3,000,000	3,150,000
7.875% 2/1/09 (d)	3,000,000	3,360,000
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	5,004,823
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,697,526
Sprint Capital Corp. 6.125% 11/15/08	2,100,000	2,211,754
Verizon Global Funding Corp.:
6.125% 6/15/07	500,000	546,500
7.25% 12/1/10	4,837,000	5,524,159
7.375% 9/1/12	7,040,000	8,073,585
7.75% 6/15/32	2,000,000	2,318,354
Verizon Wireless Capital LLC 5.375% 12/15/06	95,000	101,459
		72,338,520
Insurance - 1.6%
Aegon NV 4.75% 6/1/13	3,400,000	3,284,594
Allstate Corp. 7.875% 5/1/05	2,060,000	2,239,519
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	730,000	722,132
4.625% 7/15/13 (a)	730,000	695,971
Principal Life Global Funding I:
5.125% 6/28/07 (a)	4,000,000	4,248,548
6.25% 2/15/12 (a)	5,000,000	5,422,740
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,634,960
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,110,355
Travelers Property Casualty Corp. 5% 3/15/13	835,000	828,053
		21,186,872
Real Estate - 2.4%
AMB Property LP 7.2% 12/15/05	2,000,000	2,194,234
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP:
7% 11/15/07	$ 3,460,000	$ 3,806,996
8.875% 3/1/05	2,590,000	2,807,770
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,446,175
Boston Properties, Inc. 6.25% 1/15/13	2,500,000	2,661,303
BRE Properties, Inc. 5.95% 3/15/07	875,000	933,569
Camden Property Trust 5.875% 11/30/12	1,700,000	1,773,415
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,004,845
CenterPoint Properties Trust 6.75% 4/1/05	640,000	676,587
Developers Diversified Realty Corp. 4.625% 8/1/10	2,325,000	2,321,350
EOP Operating LP:
6.5% 1/15/04	1,675,000	1,690,639
7.75% 11/15/07	3,775,000	4,323,904
Gables Realty LP 5.75% 7/15/07	1,915,000	2,025,779
ProLogis 6.7% 4/15/04	2,790,000	2,859,502
		31,526,068
Thrifts & Mortgage Finance - 0.7%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,109,682
Countrywide Home Loans, Inc.:
3.25% 5/21/08	3,460,000	3,372,739
5.5% 8/1/06	70,000	74,677
6.935% 7/16/07	2,450,000	2,717,339
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,704,937
5.625% 1/15/07	175,000	188,518
		9,167,892
TOTAL FINANCIALS		278,253,459
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.9%
Bombardier, Inc. 6.75% 5/1/12 (a)	815,000	865,938
Raytheon Co.:
4.5% 11/15/07	2,000,000	2,005,698
8.2% 3/1/06	1,900,000	2,124,156
8.3% 3/1/10	5,195,000	6,171,800
		11,167,592
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,830,000	1,898,603
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	$ 1,255,000	$ 1,246,806
Tyco International Group SA yankee:
6.125% 1/15/09	2,500,000	2,628,125
6.375% 6/15/05	1,750,000	1,835,313
6.75% 2/15/11	1,455,000	1,547,756
		7,258,000
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,955,795
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,155,276
		5,111,071
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (a)	1,635,000	1,565,578
TOTAL INDUSTRIALS		27,000,844
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 1.0%
Motorola, Inc.:
7.625% 11/15/10	5,000,000	5,627,495
8% 11/1/11	6,340,000	7,339,799
		12,967,294
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,335,064
7.15% 6/15/05	2,400,000	2,590,474
NCR Corp. 7.125% 6/15/09	2,270,000	2,488,261
		8,413,799
IT Services - 0.3%
Electronic Data Systems Corp. 6% 8/1/13 (a)	4,235,000	4,010,134
TOTAL INFORMATION TECHNOLOGY		25,391,227
MATERIALS - 1.5%
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	513,921
Metals & Mining - 1.3%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	2,335,000	2,345,274
6.375% 11/30/12 (a)	5,580,000	5,978,211
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Falconbridge Ltd. yankee 7.35% 6/5/12	$ 710,000	$ 799,331
Noranda, Inc. yankee 6% 10/15/15	7,300,000	7,392,236
		16,515,052
Paper & Forest Products - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	2,175,000	2,316,110
TOTAL MATERIALS		19,345,083
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.1%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,099,585
AT&T Corp.:
6% 3/15/09	720,000	766,801
7% 11/15/06	710,000	786,261
8.5% 11/15/31	2,300,000	2,608,103
British Telecommunications PLC 8.375% 12/15/10	2,160,000	2,608,546
Citizens Communications Co. 8.5% 5/15/06	1,485,000	1,677,417
France Telecom SA 9% 3/1/11	5,600,000	6,755,946
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	7,079,518
Telecom Italia Capital 4% 11/15/08 (a)	3,000,000	2,996,316
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	189,290
TELUS Corp. yankee:
7.5% 6/1/07	1,440,000	1,599,225
8% 6/1/11	6,550,000	7,530,332
		40,697,340
Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000,000	5,608,345
7.875% 3/1/11	2,530,000	2,890,985
8.75% 3/1/31	540,000	649,375
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,156,650
		11,305,355
TOTAL TELECOMMUNICATION SERVICES		52,002,695
UTILITIES - 4.4%
Electric Utilities - 3.4%
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,569,057
Dominion Resources, Inc. 8.125% 6/15/10	1,625,000	1,943,011
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 3,320,000	$ 3,748,745
Exelon Corp. 6.75% 5/1/11	1,735,000	1,922,606
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,576,298
6.45% 11/15/11	5,145,000	5,465,189
FPL Group Capital, Inc.:
1.875% 3/30/05	3,095,000	3,095,000
3.25% 4/11/06	885,000	895,356
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,278,389
Monongahela Power Co. 5% 10/1/06	1,370,000	1,404,786
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	469,026
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,102,440
6.375% 5/1/12	1,155,000	1,265,432
PPL Electric Utilities Corp. 5.875% 8/15/07	1,370,000	1,488,480
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	2,030,283
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,139,491
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,770,032
TECO Energy, Inc. 7% 5/1/12	350,000	345,625
Texas Utilities Electric Co. 8.25% 4/1/04	3,000,000	3,078,717
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,146,512
		44,734,475
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 5.375% 11/1/06	3,330,000	3,558,398
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,140,833
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,436,000
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,146,505
Williams Holdings of Delaware, Inc. 6.125% 12/1/03	500,000	507,500
		8,789,236
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	1,000,000	1,133,625
Williams Companies, Inc. 7.125% 9/1/11	2,175,000	2,229,375
		3,363,000
TOTAL UTILITIES		56,886,711
TOTAL NONCONVERTIBLE BONDS (Cost $515,589,651)		541,347,233
U.S. Government and Government Agency Obligations - 17.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 13.2%
Fannie Mae:
4.75% 1/2/07	$ 25,000,000	$ 26,230,400
5.5% 7/18/12	25,000,000	25,479,475
6.25% 2/1/11	975,000	1,066,413
6.25% 3/22/12	4,800,000	5,015,275
6.625% 9/15/09	37,000,000	42,226,210
7.125% 6/15/10	20,230,000	23,680,773
Freddie Mac:
3.625% 9/15/08	5,532,000	5,549,763
4.875% 11/15/13	6,510,000	6,527,238
5.25% 11/5/12	1,405,000	1,408,133
5.5% 9/15/11	17,200,000	18,373,694
5.875% 3/21/11	3,170,000	3,389,938
6.625% 9/15/09	11,400,000	13,003,820
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		171,951,132
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bills, yield at date of purchase 0.92% to 0.96% 11/20/03 to 12/11/03 (c)	660,000	659,678
U.S. Treasury Bonds 11.25% 2/15/15	5,325,000	8,502,113
U.S. Treasury Notes:
2.375% 8/15/06	660,000	662,063
4% 11/15/12	17,955,000	17,683,574
5% 8/15/11	7,470,000	7,971,013
5.625% 5/15/08	13,000,000	14,389,882
6.5% 2/15/10	4,000,000	4,640,156
TOTAL U.S. TREASURY OBLIGATIONS		54,508,479
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $224,495,405)		226,459,611
U.S. Government Agency - Mortgage Securities - 10.6%

Fannie Mae - 10.2%
4% 7/1/18	4,812,807	4,690,620
4.5% 11/1/18 (b)	26,000,000	25,943,125
4.5% 8/1/33 to 9/1/33	1,994,010	1,901,723
5.5% 9/1/10 to 12/1/14	7,873,165	8,142,114
6% 5/1/16 to 4/1/17	3,385,037	3,521,235
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6.5% 2/1/14 to 5/1/33	$ 35,166,851	$ 36,740,747
6.5% 11/1/18 (b)	11,929,432	12,551,999
6.5% 11/1/33 (b)	5,095,479	5,292,929
7% 7/1/09 to 10/1/32 (b)	28,142,009	29,642,402
7.5% 8/1/17 to 9/1/28	2,655,531	2,835,031
8.5% 6/1/11 to 9/1/25	310,399	338,026
9.5% 2/1/25	341,089	380,285
10% 1/1/20	8,914	10,123
10.5% 8/1/20	100,379	114,832
11% 8/1/15	491,385	548,825
12.5% 12/1/13 to 4/1/15	18,689	21,575
TOTAL FANNIE MAE		132,675,591
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	331,830	360,307
9.5% 1/1/17	11,587	12,932
10% 4/1/06 to 5/1/09	16,922	18,294
10.5% 5/1/21	99,406	110,218
11% 12/1/11	5,106	5,688
11.5% 10/1/15	13,355	15,089
11.75% 10/1/10	16,433	18,337
TOTAL FREDDIE MAC		540,865
Government National Mortgage Association - 0.4%
6.5% 2/15/29	1,171,125	1,227,226
7% 2/15/28 to 11/15/28	2,785,089	2,954,694
7.5% 2/15/28 to 10/15/28	42,771	45,735
8% 11/15/05 to 6/15/25	384,252	409,993
8.5% 4/15/17 to 12/15/21	232,148	255,370
11% 7/20/19 to 8/20/19	19,957	22,565
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,915,583
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $137,068,264)		138,132,039
Asset-Backed Securities - 9.3%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class A2, 1.55% 8/25/32 (d)	$ 1,561,745	$ 1,564,128
Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	955,000	955,000
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	160,405	160,004
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	1,100,000	1,127,758
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,085,372
AmeriCredit Automobile Receivables Trust:
Series 2001-C Class A4, 5.01% 7/14/08	6,000,000	6,203,361
Series 2002-A Class A4, 4.61% 1/12/09	5,800,000	6,038,142
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	134,581	133,572
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	2,885,990	2,881,061
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	3,070,000	3,070,000
Associates Automobile Receivables Trust Series 2000-2 Class A4, 6.9% 8/15/05	1,457,921	1,473,184
Capital One Master Trust:
Series 2001-1 Class B, 1.63% 12/15/10 (d)	2,130,000	2,098,050
Series 2001-5 Class A, 5.3% 6/15/09	2,035,000	2,158,588
Series 2001-8A Class B, 1.67% 8/17/09 (d)	3,015,000	2,997,451
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	1,860,000	1,871,625
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	8,975,000	9,036,317
Series 2003-A4 Class A4, 3.65% 7/15/11	1,140,000	1,137,907
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	3,535,000	3,574,769
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	1,680,000	1,680,000
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 10/25/33 (d)	339,997	340,624
Class M2, 3.02% 10/25/33 (d)	824,992	829,464
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(d)	2,435,000	2,433,028
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	271,966	279,014
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	5,300,000	5,445,606
Citibank Credit Card Master Trust I Series 1998-9 Class A, 5.3% 1/9/06	1,320,000	1,329,847
CS First Boston Mortgage Securities Corp. NIMS Trust Series 2002-H10N Class A, 8% 11/27/32 (a)	509,203	501,565
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,637,616
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (d)	$ 300,000	$ 300,000
Class M2, 2.87% 11/25/33 (d)	200,000	200,000
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,605,000	2,656,161
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	560,000	574,350
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	561,666	561,918
Class M1, 2% 8/25/33 (d)	765,000	768,991
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	1,045,000	1,042,487
Class M2, 3.02% 10/25/33 (d)	1,240,000	1,239,999
Series 2003-5N Class A, 7.5% 1/27/34 (a)	225,000	223,976
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	555,873	544,756
Series 2003-2N Class A, 8% 9/27/33 (a)	762,143	746,138
Honda Auto Receivables Owner Trust Series 2001-2 Class A3, 4.67% 3/18/05	997,315	1,005,284
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	44,268	43,825
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (d)	2,460,000	2,460,000
Class M2, 2.97% 7/25/33 (d)	1,260,000	1,261,575
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.495% 1/18/11 (d)	275,000	275,064
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	1,805,000	1,805,903
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	311,751	311,854
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	1,450,000	1,464,632
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	665,000	665,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	1,350,000	1,362,090
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	755,415	755,721
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	134,705	134,836
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	710,000	716,566
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	554,370	554,893
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,033,048	1,032,644
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	2,566,717	2,573,904
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	$ 10,000,000	$ 10,003,600
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.57% 9/25/33 (a)(d)	2,624,141	2,624,141
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	1,912,500	1,951,975
Series 1999-1 Class A, 5.65% 3/17/09	1,416,667	1,458,512
Series 2002-4 Class A, 1.25% 8/18/09 (d)	2,700,000	2,697,092
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	2,320,000	2,320,000
Toyota Auto Receivables 2000-A Owner Trust Series 2000-A Class A4, 7.21% 4/15/07	1,296,290	1,314,425
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	4,500,000	4,811,441
TOTAL ASSET-BACKED SECURITIES (Cost $119,305,104)		121,506,806
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.7%
Merrill Lynch Mortgage Investments, Inc. Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	23,987,880	382,369
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	8,200,000	8,455,610
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	2,388,249	2,397,952
Class B4, 2.87% 7/10/35 (a)(d)	1,791,187	1,797,904
Class B5, 3.47% 7/10/35 (a)(d)	1,691,677	1,698,020
Class B6, 3.97% 7/10/35 (a)(d)	796,083	800,064
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	835,628	837,718
Class B4, 2.77% 6/10/35 (a)(d)	746,097	747,962
Class B5, 3.37% 6/10/35 (a)(d)	507,346	508,614
Class B6, 3.87% 6/10/35 (a)(d)	303,413	304,171
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(f)	88,685,000	1,011,009
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	2,912,266	2,959,742
TOTAL PRIVATE SPONSOR		21,901,135
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	$ 603,539	$ 611,525
Series 1994-81 Class PJ, 8% 7/25/23	3,210,000	3,303,170
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	444,886	454,137
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	505,570	513,168
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 32 Class TH, 7% 9/25/22	638,653	642,192
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2473 Class VK, 6.5% 10/15/18	16,600,000	17,448,861
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	370,000	398,423
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,969,405
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,862,397
Series 2001-45 Class GC, 6.5% 10/20/30	3,350,000	3,439,974
TOTAL U.S. GOVERNMENT AGENCY		31,643,252
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,229,401)		53,544,387
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	759,602	817,721
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	18,943,164	1,250,544
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.803% 7/11/43 (a)(d)(f)	12,355,000	1,048,245
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	3,763,239	3,763,239
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	980,000	1,064,537
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM floater:
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(d)	$ 1,180,909	$ 1,181,379
Class D, 2.37% 11/15/13 (a)(d)	2,200,000	2,198,222
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	1,905,000	1,904,480
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,763,263	3,040,775
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,466,848	1,549,588
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,245,000	1,375,478
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,190,265
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,637,755
Series 2000-C1 Class A1, 7.325% 4/14/62	1,664,605	1,829,797
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,203,458
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	834,384
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	35,575,853	1,430,950
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	610,000	619,760
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,961,932
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,659,586	1,828,958
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,653,752
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,106,953
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(d)(f)	23,888,411	979,759
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,920,480	5,161,327
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,651,219
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,989,519
Series 2003-59 Class XA, 0.3% 6/16/34 (d)(f)	15,384,615	1,180,892
Series 2003-47 Class XA, 0.2917% 6/16/43 (d)(f)	9,504,691	562,117
Series 2003-64 Class XA, 0.5018% 8/16/43 (d)(f)	82,838,406	5,080,314
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,557,781
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,699,836	2,978,890
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	$ 1,584,716	$ 1,726,960
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,435,291	1,569,706
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,370,000	6,050,663
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,626,945	2,920,606
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	4,000,000	3,730,000
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	3,355,024	3,641,631
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,214,225	3,499,418
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,604,349	1,742,474
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,751,674
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,910,992
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,794,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,775,063)		109,972,230
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
3.3% 6/1/10	335,000	320,434
3.55% 6/1/11	270,000	257,696
3.75% 6/1/12	870,000	826,500
TOTAL MUNICIPAL SECURITIES (Cost $1,472,235)		1,404,630
Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount	Value (Note 1)
Bahamian Republic 6.625% 5/15/33 (a)	$ 990,000	$ 1,000,266
Chilean Republic:
5.5% 1/15/13	1,655,000	1,693,562
5.625% 7/23/07	1,210,000	1,291,675
7.125% 1/11/12	2,900,000	3,291,500
Ontario Province 5.5% 10/1/08	4,000,000	4,341,280
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,172,900
State of Israel 4.625% 6/15/13	665,000	624,269
United Mexican States:
4.625% 10/8/08	2,470,000	2,476,175
6.375% 1/16/13	1,560,000	1,605,240
7.5% 1/14/12	3,650,000	4,069,750
8% 9/24/22	2,000,000	2,175,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,046,722)		24,741,617
Fixed-Income Funds - 10.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $133,493,822)	1,345,518	133,838,666
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $7,639,000)	$ 7,639,681	7,639,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,322,114,667)		1,358,586,219
NET OTHER ASSETS - (4.4)%		(56,773,634)
NET ASSETS - 100%		$ 1,301,812,585
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2005	$ 19,854,500	$ 94,380
20 Eurodollar 90 Day Index Contracts	June 2005	19,836,500	83,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,632,025	103,379
87 Eurodollar 90 Day Index Contracts	Dec. 2005	86,161,538	176,878
57 Eurodollar 90 Day Index Contracts	March 2006	56,416,463	119,395
65 Eurodollar 90 Day Index Contracts	June 2006	64,298,000	65,273
65 Eurodollar 90 Day Index Contracts	Sept. 2006	64,353,875	59,910
95 Eurodollar 90 Day Index Contracts	Dec. 2006	93,874,250	45,030
65 Eurodollar 90 Day Index Contracts	March 2007	64,201,583	39,697
60 Eurodollar 90 Day Index Contracts	June 2007	59,238,000	97,140
			884,962
Swap Agreements
		Notional Amount
Credit Default Swap
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	$ 490,000	4,324
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	2,000,000	79,517
TOTAL CREDIT DEFAULT SWAP		2,490,000	83,841
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	38,094
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	55,400
TOTAL INTEREST RATE SWAP		26,740,000	93,494
		$ 29,230,000	$ 177,335
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,681,464 or 8.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,678.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,606,216,950 and $1,447,360,056, respectively, of which long-term U.S. government and government agency obligations aggregated $1,097,763,153 and $1,071,013,440, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $5,814,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $222 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $3,891,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $7,639,000) (cost $ 1,322,114,667) - See accompanying schedule		$ 1,358,586,219
Cash		76,355
Receivable for investments sold Regular delivery		7,244,573
Delayed delivery		622,738
Receivable for fund shares sold		2,688,491
Interest receivable		13,968,963
Receivable for daily variation on futures contracts		20,912
Unrealized gain on swap agreements		177,335
Prepaid expenses		7,392
Total assets		1,383,392,978

Liabilities
Payable for investments purchased Regular delivery	$ 16,561,160
Delayed delivery	58,415,422
Payable for fund shares redeemed	5,037,045
Distributions payable	393,980
Accrued management fee	468,279
Distribution fees payable	385,364
Other payables and accrued expenses	319,143
Total liabilities		81,580,393

Net Assets		$ 1,301,812,585
Net Assets consist of:
Paid in capital		$ 1,245,994,038
Undistributed net investment income		4,047,313
Accumulated undistributed net realized gain (loss) on investments		14,237,385
Net unrealized appreciation (depreciation) on investments		37,533,849
Net Assets		$ 1,301,812,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($166,701,491 ÷ 14,732,586 shares)	$ 11.32

Maximum offering price per share (100/96.25 of $11.32)	$ 11.76
Class T: Net Asset Value and redemption price per share ($711,262,690 ÷ 62,832,676 shares)	$ 11.32

Maximum offering price per share (100/97.25 of $11.32)	$ 11.64
Class B: Net Asset Value and offering price per share ($154,696,940 ÷ 13,683,180 shares) A	$ 11.31

Class C: Net Asset Value and offering price per share ($113,849,137 ÷ 10,076,907 shares) A	$ 11.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($155,302,327 ÷ 13,700,645 shares)	$ 11.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 60,303,095
Security lending		10,734
Total income		60,313,829

Expenses
Management fee	$ 5,730,092
Transfer agent fees	2,684,043
Distribution fees	4,836,145
Accounting and security lending fees	302,443
Non-interested trustees' compensation	5,845
Custodian fees and expenses	58,215
Registration fees	149,511
Audit	56,125
Legal	11,377
Miscellaneous	6,252
Total expenses before reductions	13,840,048
Expense reductions	(4,339)	13,835,709
Net investment income (loss)		46,478,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,440,722
Futures contracts	914,642
Total net realized gain (loss)		24,355,364
Change in net unrealized appreciation (depreciation) on: Investment securities	2,409,676
Futures contracts	(75,344)
Swap agreements	177,335
Delayed delivery commitments	60,708
Total change in net unrealized appreciation (depreciation)		2,572,375
Net gain (loss)		26,927,739
Net increase (decrease) in net assets resulting from operations		$ 73,405,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,478,120	$ 45,482,487
Net realized gain (loss)	24,355,364	8,828,632
Change in net unrealized appreciation (depreciation)	2,572,375	(874,800)
Net increase (decrease) in net assets resulting from operations	73,405,859	53,436,319
Distributions to shareholders from net investment income	(45,500,193)	(45,483,711)
Share transactions - net increase (decrease)	65,287,174	294,234,320
Total increase (decrease) in net assets	93,192,840	302,186,928

Net Assets
Beginning of period	1,208,619,745	906,432,817
End of period (including undistributed net investment income of $4,047,313 and undistributed net investment income of $3,110,971, respectively)	$ 1,301,812,585	$ 1,208,619,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.420	.521E	.619	.629	.580
Net realized and unrealized gain (loss)	.254	.055E	.713	(.002)	(.474)
Total from investment operations	.674	.576	1.332	.627	.106
Distributions from net investment income	(.414)	(.526)	(.622)	(.627)	(.576)
Net asset value, end of period	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Total ReturnA,B	6.16%	5.44%	13.28%	6.32%	1.00%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.83%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.81%	.83%	.83%	.84%	.87%
Expenses net of all reductions	.81%	.82%	.82%	.84%	.86%
Net investment income (loss)	3.72%	4.82%E	5.82%	6.20%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,701	$ 133,236	$ 92,027	$ 48,177	$ 22,628
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.408	.508E	.603	.620	.576
Net realized and unrealized gain (loss)	.253	.044E	.713	(.006)	(.473)
Total from investment operations	.661	.552	1.316	.614	.103
Distributions from net investment income	(.401)	(.512)	(.606)	(.614)	(.563)
Net asset value, end of period	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Total ReturnA,B	6.03%	5.21%	13.11%	6.18%	.98%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.95%	.97%	.97%	.97%
Expenses net of voluntary waivers, if any	.93%	.95%	.97%	.97%	.97%
Expenses net of all reductions	.93%	.95%	.97%	.97%	.97%
Net investment income (loss)	3.60%	4.70%E	5.67%	6.07%	5.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,263	$ 684,618	$ 546,276	$ 313,887	$ 315,350
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76
Income from Investment Operations
Net investment income (loss)C	.331	.436E	.534	.553	.506
Net realized and unrealized gain (loss)	.253	.044E	.713	(.006)	(.467)
Total from investment operations	.584	.480	1.247	.547	.039
Distributions from net investment income	(.324)	(.440)	(.537)	(.547)	(.499)
Net asset value, end of period	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Total ReturnA,B	5.32%	4.52%	12.40%	5.50%	.37%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of all reductions	1.60%	1.61%	1.62%	1.62%	1.61%
Net investment income (loss)	2.92%	4.03%E	5.02%	5.42%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,697	$ 178,062	$ 113,424	$ 63,584	$ 64,532
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76
Income from Investment Operations
Net investment income (loss)C	.322	.428E	.525	.545	.492
Net realized and unrealized gain (loss)	.254	.044E	.716	(.005)	(.472)
Total from investment operations	.576	.472	1.241	.540	.020
Distributions from net investment income	(.316)	(.432)	(.531)	(.540)	(.490)
Net asset value, end of period	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Total ReturnA,B	5.26%	4.45%	12.34%	5.42%	.19%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of all reductions	1.67%	1.68%	1.69%	1.69%	1.71%
Net investment income (loss)	2.86%	3.96%E	4.96%	5.35%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,849	$ 98,158	$ 63,538	$ 20,530	$ 17,099
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78
Income from Investment Operations
Net investment income (loss)B	.437	.539D	.638	.656	.610
Net realized and unrealized gain (loss)	.254	.053D	.711	(.002)	(.485)
Total from investment operations	.691	.592	1.349	.654	.125
Distributions from net investment income	(.431)	(.542)	(.639)	(.644)	(.595)
Net asset value, end of period	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Total ReturnA	6.30%	5.59%	13.45%	6.59%	1.19%
Ratios to Average Net AssetsC
Expenses before expense reductions	.66%	.67%	.66%	.65%	.66%
Expenses net of voluntary waivers, if any	.66%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.66%	.67%	.66%	.65%	.66%
Net investment income (loss)	3.87%	4.97%D	5.98%	6.39%	5.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,302	$ 114,546	$ 91,168	$ 88,350	$ 157,131
Portfolio turnover rate	108%	121%	112%	153%	138%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 46,053,102	|
Unrealized depreciation	(6,296,436)
Net unrealized appreciation (depreciation)	39,756,666
Undistributed ordinary income	3,629,478
Undistributed long-term capital gain	10,532,417
Cost for federal income tax purposes	$ 1,318,829,553

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 45,500,193	$ 45,483,711

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 248,472	$ 1,193
Class T	0%	.25%	1,844,222	7,628
Class B	.65%	.25%	1,618,381	1,168,552
Class C	.75%	.25%	1,125,070	328,737
			$ 4,836,145	$ 1,506,110

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 126,242
Class T	16,320
Class B*	438,127
Class C*	35,632
$ 616,321

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 305,061.18
Class T	1,486,781.20
Class B	416,951.23
Class C	221,722.20
Institutional Class	253,528.19
	$ 2,684,043

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,554,824 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,090. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 249

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 6,007,552	$ 5,125,792
Class T	26,063,302	27,140,787
Class B	5,170,345	5,289,775
Class C	3,124,274	2,853,534
Institutional Class	5,134,720	5,073,823
Total	$ 45,500,193	$ 45,483,711

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	10,510,963	9,771,131	$ 119,339,179	$ 106,005,125
Reinvestment of distributions	465,922	420,199	5,276,440	4,558,153
Shares redeemed	(8,293,215)	(6,497,238)	(93,804,272)	(70,300,571)
Net increase (decrease)	2,683,670	3,694,092	$ 30,811,347	$ 40,262,707
Class T
Shares sold	33,381,968	38,686,726	$ 377,422,827	$ 420,063,872
Reinvestment of distributions	2,175,248	2,361,958	24,637,768	25,618,104
Shares redeemed	(34,611,992)	(28,735,485)	(391,598,532)	(311,143,526)
Net increase (decrease)	945,224	12,313,199	$ 10,462,063	$ 134,538,450
Class B
Shares sold	5,268,992	10,678,416	$ 59,474,046	$ 115,913,682
Reinvestment of distributions	351,056	384,737	3,970,085	4,171,299
Shares redeemed	(8,053,311)	(5,252,751)	(90,955,890)	(56,764,837)
Net increase (decrease)	(2,433,263)	5,810,402	$ (27,511,759)	$ 63,320,144
Class C
Shares sold	5,050,415	6,232,223	$ 57,002,414	$ 67,477,314
Reinvestment of distributions	219,498	213,210	2,481,384	2,310,669
Shares redeemed	(4,082,715)	(3,332,015)	(46,050,425)	(36,064,636)
Net increase (decrease)	1,187,198	3,113,418	$ 13,433,373	$ 33,723,347
Institutional Class
Shares sold	6,597,666	5,853,822	$ 74,769,322	$ 63,463,448
Reinvestment of distributions	328,037	317,927	3,720,880	3,454,065
Shares redeemed	(3,566,218)	(4,094,020)	(40,398,052)	(44,527,841)
Net increase (decrease)	3,359,485	2,077,729	$ 38,092,150	$ 22,389,672

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Intermediate Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Intermediate Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Intermediate Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin Grant (43)

Year of Election or Appointment: 2003

Vice President of Advisor Intermediate Bond. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Intermediate Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Intermediate Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Intermediate Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Intermediate Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Intermediate Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Intermediate Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Intermediate Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Intermediate Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Intermediate Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Intermediate Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Intermediate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/8/03	12/5/03	$0.10

A total of 8.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
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Tax-Exempt Fund
Treasury Fund

LTBI-UANN-1203
1.784753.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-1.36%	5.40%	6.49%
Class T (incl. 3.50% sales charge) B	-0.27%	5.56%	6.56%
Class B (incl. contingent deferred sales charge) C	-2.22%	5.34%	6.49%
Class C (incl. contingent deferred sales charge) D	1.71%	5.66%	6.49%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Fidelity Mortgage Securities Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Fidelity Mortgage Securities Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Fidelity Mortgage Securities Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 16, 2001. Returns from March 3, 1997 through August 16, 2001 are those of Class B, and reflect Class B shares' 0.90% 12b-1 fee. Returns prior to March 3, 1997 are those of Fidelity Mortgage Securities Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 16, 2001 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Class T on October 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Mortgage-Backed Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Mortgage Securities Fund's Class A, Class T, Class B and Class C shares returned 3.56%, 3.34%, 2.78% and 2.71%, respectively. Those returns outpaced the fund's peer group as measured by the LipperSM U.S. Mortgage Funds Average, which returned 2.40%. Additionally, the fund's benchmark - the Lehman Brothers Mortgage-Backed Securities Index - returned 2.75%. The key contributor to the fund's outperformance of its peer group average was the ability to provide some measure of insulation from mortgage security prepayments, which occur when homeowners sell their homes or refinance, and, thus, pay off their mortgage before maturity. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Detracting from performance was a dearth of attractively priced prepayment-resistant mortgage securities, which hampered the manager's ability to add more prepayment protection.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.6
Less than 1%	0.2	0.3
1 - 1.99%	11.9	11.9
2 - 2.99%	2.3	3.3
3 - 3.99%	1.5	0.6
4 - 4.99%	8.3	0.4
5 - 5.99%	24.7	19.4
6 - 6.99%	24.3	27.5
7 - 7.99%	9.3	20.0
8% and over	1.7	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.1	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.7	1.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 1.6%		Corporate Bonds 2.3%
	Mortgage Securities 83.6%		Mortgage Securities 71.7%
	CMOs and Other Mortgage Related Securities 19.7%		CMOs and Other Mortgage Related Securities 20.9%
	U.S. Government and U.S. Government Agency Obligations 2.3%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 11.8%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets(dagger) (19.0)%		Short-Term Investments and Net Other Assets(dagger) (6.5)%
* Foreign investments	0.4%	** Foreign investments	0.3%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(1.1)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.6%
	Principal Amount	Value (Note 1)
Fannie Mae - 62.5%
4% 11/1/18 (b)	$ 6,966,640	$ 6,764,172
4.5% 11/1/18 to 11/1/33 (b)	165,500,000	162,190,469
4.5% 9/1/31 (c)	18,327,816	17,476,404
5% 9/1/16 to 9/1/18	126,371,946	128,438,470
5.5% 7/1/16 to 5/1/33	81,965,181	84,413,417
5.5% 11/1/33 to 11/13/33 (b)(c)	341,288,210	344,274,478
6% 2/1/14 to 9/1/17	27,074,971	28,160,964
6% 11/1/33 (b)	78,470,400	80,530,248
6.5% 12/1/09 to 4/1/33	139,184,636	144,876,583
6.5% 11/1/33 (b)	102,990,374	106,981,251
7% 3/1/17 to 7/1/32	15,780,580	16,678,719
7.5% 4/1/22 to 9/1/32	12,020,323	12,812,343
8% 9/1/07 to 12/1/29	164,553	177,238
8.25% 1/1/13	10,539	11,147
8.5% 1/1/16 to 7/1/31	1,913,827	2,055,657
8.75% 11/1/08	10,220	10,721
9% 1/1/08 to 10/1/30	2,125,933	2,311,982
9.5% 11/1/06 to 8/1/22	425,538	466,518
11% 8/1/10	254,096	284,154
12.25% 5/1/13 to 5/1/15	59,025	67,733
12.5% 8/1/15 to 3/1/16	109,507	126,281
12.75% 2/1/15	5,511	6,363
13.5% 9/1/14 to 12/1/14	37,635	43,964
14% 11/1/14	37,510	44,137
		1,139,203,413
Freddie Mac - 8.3%
5% 11/1/33 (b)	99,000,000	97,422,188
5.5% 3/1/29 to 7/1/29	202,944	205,493
6% 5/1/16 to 7/1/29	3,655,477	3,785,358
6.5% 1/1/24 to 9/1/24	4,868,419	5,086,180
7.5% 11/1/07 to 7/1/32	38,893,113	41,496,442
8% 10/1/07 to 4/1/21	174,348	188,648
8.5% 11/1/03 to 9/1/20	447,265	487,202
9% 9/1/08 to 5/1/21	1,215,962	1,343,795
10% 1/1/09 to 5/1/19	417,553	462,702
10.5% 8/1/10 to 2/1/16	28,313	31,430
12.25% 6/1/14	16,720	19,181
12.5% 5/1/12 to 12/1/14	176,126	201,284
12.75% 6/1/05 to 1/1/14	14,689	16,579
13% 10/1/13 to 6/1/15	404,772	467,310
		151,213,792
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 12.8%
6% 11/1/33 (b)	$ 100,000,000	$ 103,000,000
6.5% 5/15/28 to 8/15/32	8,460,104	8,857,540
7% 2/15/24 to 5/15/33	102,660,923	108,762,118
7.5% 7/15/05 to 4/15/32	6,018,787	6,443,793
8% 2/15/06 to 12/15/25	1,943,729	2,105,756
8.5% 7/15/16 to 10/15/28	3,678,249	4,026,787
9% 9/20/16 to 4/20/18	26,392	28,882
9.5% 12/15/24	17,079	18,950
10.5% 6/15/04 to 2/20/18	156,469	175,428
13% 10/15/13	33,975	39,557
13.5% 7/15/11 to 10/15/14	21,067	24,558
		233,483,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,517,440,062)		1,523,900,574
Asset-Backed Securities - 2.6%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	543,918	545,108
ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	1,450,000	1,450,000
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	458,225	457,079
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	108,533	107,719
BankAmerica Manufactured Housing Contract Trust V Series 1998-2 Class A6, 6.24% 7/10/11	551,858	555,460
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.02% 10/25/33 (d)	1,264,987	1,271,845
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (a)	577,513	578,106
Countrywide Home Loans, Inc. Series 2002-3NIM Class NOTE, 9% 9/25/32 (a)	246,796	248,035
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	437,625	434,343
Series 2001-HE22N Class A, 8% 3/27/32	95,486	95,247
Series 2002-H10N Class A, 8% 11/27/32 (a)	936,849	922,796
Series 2002-H16N Class A, 8% 11/27/32 (a)	1,152,926	1,135,632
Series 2002-H1N Class A, 8% 8/27/32 (a)	78,565	77,780
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	$ 635,933	$ 637,145
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	325,313	322,060
Series 2002-3N Class A, 8% 3/25/33 (a)	2,568,298	2,516,932
Series 2002-4N Class A, 8% 5/27/33 (a)	871,710	854,276
Series 2003-2N Class A, 8% 9/27/33 (a)	1,152,789	1,128,581
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	3,150,000	3,150,000
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	106,243	105,180
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (a)	86,210	84,270
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (d)	3,770,000	3,770,000
Class M2, 2.97% 7/25/33 (d)	2,600,000	2,603,250
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	467,627	467,781
Series 2003-NC6 Class M2, 3.07% 6/27/33 (d)	6,165,000	6,190,745
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	45,688	45,715
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	1,524,893	1,525,579
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	458,277	458,595
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	203,515	203,714
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	848,922	849,723
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	3,068,151	3,066,952
New Century Home Equity Loan Trust Series 2000-NC1 Class M3, 3.22% 4/25/30 (d)	4,170,000	3,992,775
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	1,105,853	1,105,853
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,117,895	4,066,099
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	3,185,504	3,169,131
TOTAL ASSET-BACKED SECURITIES (Cost $48,191,409)		48,193,506
Collateralized Mortgage Obligations - 10.5%
	Principal Amount	Value (Note 1)
Private Sponsor - 4.1%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	$ 2,731,791	$ 2,775,595
Series 2002-5 Class 2A1, 6% 4/25/17	4,447,863	4,482,836
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	15,367,100
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	2,342,367	2,394,340
Series 2002-15R Class A1, 6.7651% 1/28/32 (a)(d)	4,379,210	4,391,529
Series 2003-TFLA Class F, 1.9633% 4/15/13 (a)(d)	1,400,000	1,369,494
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	32,637,236	33,432,769
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31	5,810,000	5,991,109
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	4,054,029	4,120,118
Wells Fargo Mortgage Back Securities Series 2001-6 Class A12, 7% 4/25/31	87,491	87,389
TOTAL PRIVATE SPONSOR		74,412,279
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,534,093
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,055,388
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,471,484
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,541,728
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,248,358
Series 2001-82 Class VB, 6.5% 3/25/16	16,356,920	17,154,531
Series 2003-77 Class WZ, 4.5% 8/25/18	16,227,459	15,740,635
Series 2003-88 Class WZ, 4.5% 9/25/18	1,251,891	1,254,485
Freddie Mac planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	3,763,643	3,798,990
Series 70 Class C, 9% 9/15/20	482,779	483,258
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2568 Class KQ, 5% 2/15/23	1,325,093	1,328,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2303 Class VT, 6% 2/15/12	$ 3,468,184	$ 3,514,134
Series 2414 Class SM, 15.48% 12/15/29 (d)	122,081	123,351
Series 1658 Class GZ, 7% 1/15/24	6,003,692	6,409,624
Series 2303 Class ZC, 6% 4/15/31	5,035,831	5,041,460
Series 2550 Class PO, 1/15/33 (g)	2,579,236	2,560,144
Series 2568 Class SA, 10.528% 9/15/28 (d)	3,376,078	3,475,036
Series 2581 Class PO, 3/15/33 (g)	2,320,093	2,292,917
Series 2609 Class SD, 19.59% 2/15/33 (d)	903,361	916,326
Series 2628 Class AZ, 4.5% 6/15/18	4,101,557	4,101,557
Series 2663 Class ZM, 5% 8/15/18	999,144	998,529
Series 2664 Class EZ, 5.5% 8/15/33	4,369,904	4,355,555
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	2,739,483	2,802,093
TOTAL U.S. GOVERNMENT AGENCY		117,202,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,529,076)		191,614,953
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	43,397,311	2,864,900
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(d)(f)	103,390,000	3,731,738
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,263,910
Class F, 7.734% 1/15/32	600,000	666,056
COMM floater Series 2001-FL5A:
Class D, 2.37% 11/15/13 (a)(d)	9,000,000	8,992,725
Class E, 2.62% 11/15/13 (a)(d)	5,000,000	4,991,733
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,719,125
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,551,443
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	935,000	949,960
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	15,813,253	17,475,905
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8691% 6/17/38 (d)(f)	$ 132,032,346	$ 5,719,641
Ginnie Mae guaranteed REMIC pass thru securities Series 2002-61 Class XA, 1.0572% 7/16/42 (d)(f)	143,571,730	10,257,482
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,612,188
Series 2003-FL1 Class MCH, 4.3261% 7/5/18 (a)(d)	1,458,095	1,458,095
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	390,000	388,327
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(d)	882,716	880,585
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(d)	3,766,184	3,760,931
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,681,150
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4389% 4/30/39 (a)(d)	2,760,143	2,903,613
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,055,720
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,258,739
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,596,577)		114,183,966
Fixed-Income Funds - 23.2%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $421,522,002)	4,246,960	422,445,141
Cash Equivalents - 24.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $437,301,000)	$ 437,339,998	437,301,000
TOTAL INVESTMENT PORTFOLIO - 150.2% (Cost $2,732,580,126)		2,737,639,140
NET OTHER ASSETS - (50.2)%		(915,351,880)
NET ASSETS - 100%		$ 1,822,287,260
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,829,246 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $8,477,775,382 and $8,224,353,989, respectively, of which long-term U.S. government and government agency obligations aggregated $7,997,925,580 and $8,030,569,074, respectively.

Income Tax Information
The fund hereby designates approximately $1,618,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $437,301,000) (cost $2,732,580,126) - See accompanying schedule		$ 2,737,639,140
Commitment to sell securities on a delayed delivery basis	$ (108,223,969)
Receivable for securities sold on a delayed delivery basis	107,958,000	(265,969)
Cash		3,628,138
Receivable for fund shares sold		5,388,047
Interest receivable		7,064,466
Prepaid expenses		10,782
Total assets		2,753,464,604

Liabilities
Payable for investments purchased Regular delivery	$ 24,595,763
Delayed delivery	900,239,308
Payable for fund shares redeemed	4,816,953
Distributions payable	212,162
Accrued management fee	653,523
Distribution fees payable	265,113
Other payables and accrued expenses	394,522
Total liabilities		931,177,344

Net Assets		$ 1,822,287,260
Net Assets consist of:
Paid in capital		$ 1,784,095,902
Undistributed net investment income		2,808,597
Accumulated undistributed net realized gain (loss) on investments		30,589,716
Net unrealized appreciation (depreciation) on investments		4,793,045
Net Assets		$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($68,939,316 ÷ 6,102,182 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($154,810,017 ÷ 13,686,143 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($181,665,595 ÷ 16,082,315 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,301,598,552 ÷ 115,033,932 shares)	$ 11.31

Class C: Net Asset Value and offering price per share ($99,237,313 ÷ 8,792,716 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,036,467 ÷ 1,420,523 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 66,018,325

Expenses
Management fee	$ 8,561,527
Transfer agent fees	2,917,547
Distribution fees	3,499,392
Accounting fees and expenses	443,203
Non-interested trustees' compensation	8,588
Custodian fees and expenses	159,262
Registration fees	202,971
Audit	74,980
Legal	25,707
Miscellaneous	1,857
Total expenses before reductions	15,895,034
Expense reductions	(15,143)	15,879,891
Net investment income (loss)		50,138,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,691,070
Swap agreements	6,336,890
Total net realized gain (loss)		31,027,960
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,447,760)
Delayed delivery commitments	(199,563)
Total change in net unrealized appreciation (depreciation)		(15,647,323)
Net gain (loss)		15,380,637
Net increase (decrease) in net assets resulting from operations		$ 65,519,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,138,434	$ 42,354,803
Net realized gain (loss)	31,027,960	17,253,296
Change in net unrealized appreciation (depreciation)	(15,647,323)	1,788,844
Net increase (decrease) in net assets resulting from operations	65,519,071	61,396,943
Distributions to shareholders from net investment income	(48,528,197)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,149)	-
Total distributions	(61,466,346)	(42,887,318)
Share transactions - net increase (decrease)	89,912,217	1,091,658,653
Total increase (decrease) in net assets	93,964,942	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including undistributed net investment income of $2,808,597 and undistributed net investment income of $533,440, respectively)	$ 1,822,287,260	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.282	.502E	.630	.665	.646
Net realized and unrealized gain (loss)	.112	.172E	.613	.086	(.336)
Total from investment operations	.394	.674	1.243	.751	.310
Distributions from net investment income	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	2.51%	4.55%E	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.270	.492E	.622	.653	.637
Net realized and unrealized gain (loss)	.101	.171E	.617	.092	(.338)
Total from investment operations	.371	.663	1.239	.745	.299
Distributions from net investment income	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total ReturnA,B	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	2.39%	4.45%E	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss)C	.197	.421E	.551	.593	.567
Net realized and unrealized gain (loss)	.112	.171E	.611	.081	(.324)
Total from investment operations	.309	.592	1.162	.674	.243
Distributions from net investment income	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	1.75%	3.82%E	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss)E	.189	.413H	.112
Net realized and unrealized gain (loss)	.112	.173H	.238
Total from investment operations	.301	.586	.350
Distributions from net investment income	(.181)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	2.71%	5.43%	3.22%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.64%	1.64%	1.60%A
Net investment income (loss)	1.68%	3.75%H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.306	.526D	.654	.690	.674
Net realized and unrealized gain (loss)	.102	.170D	.619	.078	(.342)
Total from investment operations	.408	.696	1.273	.768	.332
Distributions from net investment income	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total ReturnA	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net AssetsC
Expenses before expense reductions	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.72%	4.76%D	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss)B	.302	.513D	.644	.684	.669
Net realized and unrealized gain (loss)	.112	.171D	.610	.080	(.343)
Total from investment operations	.414	.684	1.254	.764	.326
Distributions from net investment income	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total ReturnA	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net AssetsC
Expenses before expense reductions	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	2.69%	4.65%D	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Mortgage Securities Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method..

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,314,250	|
Unrealized depreciation	(10,414,073)
Net unrealized appreciation (depreciation)	4,900,177
Undistributed ordinary income	23,252,637
Undistributed long-term capital gain	2,759,607
Cost for federal income tax purposes	$ 2,732,738,963

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 59,849,077	$ 42,887,318
Long-term Capital Gains	1,617,269	-
Total	$ 61,466,346	$ 42,887,318

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 113,498	$ 300
Class T	0%	.25%	476,495	14,193
Class B	.65%	.25%	1,814,812	1,309,989
Class C	.75%	.25%	1,094,587	763,152
			$ 3,499,392	$ 2,087,634

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79,523
Class T	68,487
Class B*	687,163
Class C*	116,425
$ 951,598

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 141,882.19
Class T	391,242.21
Class B	399,327.20
Fidelity Mortgage Securities Fund	1,774,295.13
Class C	177,789.16
Institutional Class	33,012.16
	$ 2,917,547

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,140,493 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $15,143.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 1,812,935	$ 1,576,709
Class T	4,490,594	6,458,762
Class B	3,348,473	3,776,918
Fidelity Mortgage Securities Fund	36,645,682	29,741,839
Class C	1,676,928	937,646
Institutional Class	553,585	395,444
Total	$ 48,528,197	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,490	-
Institutional Class	115,745	-
Total	$ 12,938,149	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	4,143,379	5,131,070	$ 46,659,814	$ 56,862,939
Reinvestment of distributions	170,427	114,758	1,915,973	1,274,024
Shares redeemed	(3,823,033)	(1,011,719)	(42,999,421)	(11,214,145)
Net increase (decrease)	490,773	4,234,109	$ 5,576,366	$ 46,922,818
Class T
Shares sold	9,900,926	14,584,865	$ 111,507,763	$ 162,139,047
Reinvestment of distributions	461,144	452,163	5,189,781	5,016,690
Shares redeemed	(13,969,922)	(7,276,438)	(157,166,356)	(80,821,265)
Net increase (decrease)	(3,607,852)	7,760,590	$ (40,468,812)	$ 86,334,472
Class B
Shares sold	7,431,196	12,678,205	$ 83,615,486	$ 140,867,935
Reinvestment of distributions	324,294	247,280	3,643,707	2,742,793
Shares redeemed	(7,323,983)	(2,403,597)	(82,328,932)	(26,617,789)
Net increase (decrease)	431,507	10,521,888	$ 4,930,261	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	74,892,943	83,922,639	$ 844,372,051	$ 938,553,642
Reinvestment of distributions	3,676,167	2,309,030	41,396,427	25,670,173
Shares redeemed	(70,626,654)	(17,719,111)	(794,954,735)	(197,753,645)
Net increase (decrease)	7,942,456	68,512,558	$ 90,813,743	$ 766,470,170
Class C
Shares sold	7,174,688	6,878,721	$ 80,647,975	$ 76,443,117
Reinvestment of distributions	158,593	67,542	1,780,642	752,106
Shares redeemed	(5,094,649)	(629,234)	(57,171,194)	(6,967,364)
Net increase (decrease)	2,238,632	6,317,029	$ 25,257,423	$ 70,227,859
Institutional Class
Shares sold	2,242,760	805,931	$ 25,207,417	$ 8,949,120
Reinvestment of distributions	42,862	21,939	481,820	242,677
Shares redeemed	(1,945,702)	(405,826)	(21,886,001)	(4,481,402)
Net increase (decrease)	339,920	422,044	$ 3,803,236	$ 4,710,395

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the Fidelity Advisor Mortgage Securities Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the Fidelity Advisor Mortgage Securities Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the Fidelity Advisor Mortgage Securities Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (42)

Year of Election or Appointment: 2003

Vice President of the Fidelity Advisor Mortgage Securities Fund. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as an research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the Fidelity Advisor Mortgage Securities Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of the Fidelity Advisor Mortgage Securities Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the Fidelity Advisor Mortgage Securities Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the Fidelity Advisor Mortgage Securities Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of the Fidelity Advisor Mortgage Securities Fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/8/03	12/5/03	$0.15
Class T	12/8/03	12/5/03	$0.15
Class B	12/8/03	12/5/03	$0.15
Class C	12/8/03	12/5/03	$0.15

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMOR-UANN-1203
1.784762.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.75%	6.57%	7.10%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Fidelity Mortgage Securities Fund, the original class of the fund.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Mortgage-Backed Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Advisor Mortgage Securities Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Advisor Mortgage Securities Fund's Institutional Class shares had a total return of 3.75%, outpacing the fund's peer group as measured by the LipperSM U.S. Mortgage Funds Average, which returned 2.40%. Additionally, the fund's benchmark - the Lehman Brothers Mortgage-Backed Securities Index - returned 2.75%. The key contributor to the fund's outperformance of its peer group average was the ability to provide some measure of insulation from mortgage security prepayments, which occur when homeowners sell their homes or refinance, and, thus, pay off their mortgage before maturity. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Detracting from performance was a dearth of attractively priced prepayment-resistant mortgage securities, which hampered the manager's ability to add more prepayment protection.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.6
Less than 1%	0.2	0.3
1 - 1.99%	11.9	11.9
2 - 2.99%	2.3	3.3
3 - 3.99%	1.5	0.6
4 - 4.99%	8.3	0.4
5 - 5.99%	24.7	19.4
6 - 6.99%	24.3	27.5
7 - 7.99%	9.3	20.0
8% and over	1.7	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.1	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.7	1.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 1.6%		Corporate Bonds 2.3%
	Mortgage Securities 83.6%		Mortgage Securities 71.7%
	CMOs and Other Mortgage Related Securities 19.7%		CMOs and Other Mortgage Related Securities 20.9%
	U.S. Government and U.S. Government Agency Obligations 2.3%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 11.8%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets(dagger) (19.0)%		Short-Term Investments and Net Other Assets(dagger) (6.5)%
* Foreign investments	0.4%	** Foreign investments	0.3%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(1.1)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.6%
	Principal Amount	Value (Note 1)
Fannie Mae - 62.5%
4% 11/1/18 (b)	$ 6,966,640	$ 6,764,172
4.5% 11/1/18 to 11/1/33 (b)	165,500,000	162,190,469
4.5% 9/1/31 (c)	18,327,816	17,476,404
5% 9/1/16 to 9/1/18	126,371,946	128,438,470
5.5% 7/1/16 to 5/1/33	81,965,181	84,413,417
5.5% 11/1/33 to 11/13/33 (b)(c)	341,288,210	344,274,478
6% 2/1/14 to 9/1/17	27,074,971	28,160,964
6% 11/1/33 (b)	78,470,400	80,530,248
6.5% 12/1/09 to 4/1/33	139,184,636	144,876,583
6.5% 11/1/33 (b)	102,990,374	106,981,251
7% 3/1/17 to 7/1/32	15,780,580	16,678,719
7.5% 4/1/22 to 9/1/32	12,020,323	12,812,343
8% 9/1/07 to 12/1/29	164,553	177,238
8.25% 1/1/13	10,539	11,147
8.5% 1/1/16 to 7/1/31	1,913,827	2,055,657
8.75% 11/1/08	10,220	10,721
9% 1/1/08 to 10/1/30	2,125,933	2,311,982
9.5% 11/1/06 to 8/1/22	425,538	466,518
11% 8/1/10	254,096	284,154
12.25% 5/1/13 to 5/1/15	59,025	67,733
12.5% 8/1/15 to 3/1/16	109,507	126,281
12.75% 2/1/15	5,511	6,363
13.5% 9/1/14 to 12/1/14	37,635	43,964
14% 11/1/14	37,510	44,137
		1,139,203,413
Freddie Mac - 8.3%
5% 11/1/33 (b)	99,000,000	97,422,188
5.5% 3/1/29 to 7/1/29	202,944	205,493
6% 5/1/16 to 7/1/29	3,655,477	3,785,358
6.5% 1/1/24 to 9/1/24	4,868,419	5,086,180
7.5% 11/1/07 to 7/1/32	38,893,113	41,496,442
8% 10/1/07 to 4/1/21	174,348	188,648
8.5% 11/1/03 to 9/1/20	447,265	487,202
9% 9/1/08 to 5/1/21	1,215,962	1,343,795
10% 1/1/09 to 5/1/19	417,553	462,702
10.5% 8/1/10 to 2/1/16	28,313	31,430
12.25% 6/1/14	16,720	19,181
12.5% 5/1/12 to 12/1/14	176,126	201,284
12.75% 6/1/05 to 1/1/14	14,689	16,579
13% 10/1/13 to 6/1/15	404,772	467,310
		151,213,792
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 12.8%
6% 11/1/33 (b)	$ 100,000,000	$ 103,000,000
6.5% 5/15/28 to 8/15/32	8,460,104	8,857,540
7% 2/15/24 to 5/15/33	102,660,923	108,762,118
7.5% 7/15/05 to 4/15/32	6,018,787	6,443,793
8% 2/15/06 to 12/15/25	1,943,729	2,105,756
8.5% 7/15/16 to 10/15/28	3,678,249	4,026,787
9% 9/20/16 to 4/20/18	26,392	28,882
9.5% 12/15/24	17,079	18,950
10.5% 6/15/04 to 2/20/18	156,469	175,428
13% 10/15/13	33,975	39,557
13.5% 7/15/11 to 10/15/14	21,067	24,558
		233,483,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,517,440,062)		1,523,900,574
Asset-Backed Securities - 2.6%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	543,918	545,108
ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	1,450,000	1,450,000
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	458,225	457,079
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	108,533	107,719
BankAmerica Manufactured Housing Contract Trust V Series 1998-2 Class A6, 6.24% 7/10/11	551,858	555,460
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.02% 10/25/33 (d)	1,264,987	1,271,845
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (a)	577,513	578,106
Countrywide Home Loans, Inc. Series 2002-3NIM Class NOTE, 9% 9/25/32 (a)	246,796	248,035
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	437,625	434,343
Series 2001-HE22N Class A, 8% 3/27/32	95,486	95,247
Series 2002-H10N Class A, 8% 11/27/32 (a)	936,849	922,796
Series 2002-H16N Class A, 8% 11/27/32 (a)	1,152,926	1,135,632
Series 2002-H1N Class A, 8% 8/27/32 (a)	78,565	77,780
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	$ 635,933	$ 637,145
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	325,313	322,060
Series 2002-3N Class A, 8% 3/25/33 (a)	2,568,298	2,516,932
Series 2002-4N Class A, 8% 5/27/33 (a)	871,710	854,276
Series 2003-2N Class A, 8% 9/27/33 (a)	1,152,789	1,128,581
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	3,150,000	3,150,000
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	106,243	105,180
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (a)	86,210	84,270
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (d)	3,770,000	3,770,000
Class M2, 2.97% 7/25/33 (d)	2,600,000	2,603,250
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	467,627	467,781
Series 2003-NC6 Class M2, 3.07% 6/27/33 (d)	6,165,000	6,190,745
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	45,688	45,715
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	1,524,893	1,525,579
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	458,277	458,595
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	203,515	203,714
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	848,922	849,723
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	3,068,151	3,066,952
New Century Home Equity Loan Trust Series 2000-NC1 Class M3, 3.22% 4/25/30 (d)	4,170,000	3,992,775
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	1,105,853	1,105,853
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,117,895	4,066,099
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	3,185,504	3,169,131
TOTAL ASSET-BACKED SECURITIES (Cost $48,191,409)		48,193,506
Collateralized Mortgage Obligations - 10.5%
	Principal Amount	Value (Note 1)
Private Sponsor - 4.1%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	$ 2,731,791	$ 2,775,595
Series 2002-5 Class 2A1, 6% 4/25/17	4,447,863	4,482,836
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	15,367,100
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	2,342,367	2,394,340
Series 2002-15R Class A1, 6.7651% 1/28/32 (a)(d)	4,379,210	4,391,529
Series 2003-TFLA Class F, 1.9633% 4/15/13 (a)(d)	1,400,000	1,369,494
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	32,637,236	33,432,769
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31	5,810,000	5,991,109
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	4,054,029	4,120,118
Wells Fargo Mortgage Back Securities Series 2001-6 Class A12, 7% 4/25/31	87,491	87,389
TOTAL PRIVATE SPONSOR		74,412,279
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,534,093
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,055,388
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,471,484
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,541,728
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,248,358
Series 2001-82 Class VB, 6.5% 3/25/16	16,356,920	17,154,531
Series 2003-77 Class WZ, 4.5% 8/25/18	16,227,459	15,740,635
Series 2003-88 Class WZ, 4.5% 9/25/18	1,251,891	1,254,485
Freddie Mac planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	3,763,643	3,798,990
Series 70 Class C, 9% 9/15/20	482,779	483,258
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2568 Class KQ, 5% 2/15/23	1,325,093	1,328,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2303 Class VT, 6% 2/15/12	$ 3,468,184	$ 3,514,134
Series 2414 Class SM, 15.48% 12/15/29 (d)	122,081	123,351
Series 1658 Class GZ, 7% 1/15/24	6,003,692	6,409,624
Series 2303 Class ZC, 6% 4/15/31	5,035,831	5,041,460
Series 2550 Class PO, 1/15/33 (g)	2,579,236	2,560,144
Series 2568 Class SA, 10.528% 9/15/28 (d)	3,376,078	3,475,036
Series 2581 Class PO, 3/15/33 (g)	2,320,093	2,292,917
Series 2609 Class SD, 19.59% 2/15/33 (d)	903,361	916,326
Series 2628 Class AZ, 4.5% 6/15/18	4,101,557	4,101,557
Series 2663 Class ZM, 5% 8/15/18	999,144	998,529
Series 2664 Class EZ, 5.5% 8/15/33	4,369,904	4,355,555
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	2,739,483	2,802,093
TOTAL U.S. GOVERNMENT AGENCY		117,202,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,529,076)		191,614,953
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	43,397,311	2,864,900
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(d)(f)	103,390,000	3,731,738
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,263,910
Class F, 7.734% 1/15/32	600,000	666,056
COMM floater Series 2001-FL5A:
Class D, 2.37% 11/15/13 (a)(d)	9,000,000	8,992,725
Class E, 2.62% 11/15/13 (a)(d)	5,000,000	4,991,733
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,719,125
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,551,443
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	935,000	949,960
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	15,813,253	17,475,905
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8691% 6/17/38 (d)(f)	$ 132,032,346	$ 5,719,641
Ginnie Mae guaranteed REMIC pass thru securities Series 2002-61 Class XA, 1.0572% 7/16/42 (d)(f)	143,571,730	10,257,482
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,612,188
Series 2003-FL1 Class MCH, 4.3261% 7/5/18 (a)(d)	1,458,095	1,458,095
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	390,000	388,327
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(d)	882,716	880,585
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(d)	3,766,184	3,760,931
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,681,150
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4389% 4/30/39 (a)(d)	2,760,143	2,903,613
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,055,720
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,258,739
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,596,577)		114,183,966
Fixed-Income Funds - 23.2%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $421,522,002)	4,246,960	422,445,141
Cash Equivalents - 24.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $437,301,000)	$ 437,339,998	437,301,000
TOTAL INVESTMENT PORTFOLIO - 150.2% (Cost $2,732,580,126)		2,737,639,140
NET OTHER ASSETS - (50.2)%		(915,351,880)
NET ASSETS - 100%		$ 1,822,287,260
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,829,246 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $8,477,775,382 and $8,224,353,989, respectively, of which long-term U.S. government and government agency obligations aggregated $7,997,925,580 and $8,030,569,074, respectively.

Income Tax Information
The fund hereby designates approximately $1,618,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $437,301,000) (cost $2,732,580,126) - See accompanying schedule		$ 2,737,639,140
Commitment to sell securities on a delayed delivery basis	$ (108,223,969)
Receivable for securities sold on a delayed delivery basis	107,958,000	(265,969)
Cash		3,628,138
Receivable for fund shares sold		5,388,047
Interest receivable		7,064,466
Prepaid expenses		10,782
Total assets		2,753,464,604

Liabilities
Payable for investments purchased Regular delivery	$ 24,595,763
Delayed delivery	900,239,308
Payable for fund shares redeemed	4,816,953
Distributions payable	212,162
Accrued management fee	653,523
Distribution fees payable	265,113
Other payables and accrued expenses	394,522
Total liabilities		931,177,344

Net Assets		$ 1,822,287,260
Net Assets consist of:
Paid in capital		$ 1,784,095,902
Undistributed net investment income		2,808,597
Accumulated undistributed net realized gain (loss) on investments		30,589,716
Net unrealized appreciation (depreciation) on investments		4,793,045
Net Assets		$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($68,939,316 ÷ 6,102,182 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($154,810,017 ÷ 13,686,143 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($181,665,595 ÷ 16,082,315 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,301,598,552 ÷ 115,033,932 shares)	$ 11.31

Class C: Net Asset Value and offering price per share ($99,237,313 ÷ 8,792,716 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,036,467 ÷ 1,420,523 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 66,018,325

Expenses
Management fee	$ 8,561,527
Transfer agent fees	2,917,547
Distribution fees	3,499,392
Accounting fees and expenses	443,203
Non-interested trustees' compensation	8,588
Custodian fees and expenses	159,262
Registration fees	202,971
Audit	74,980
Legal	25,707
Miscellaneous	1,857
Total expenses before reductions	15,895,034
Expense reductions	(15,143)	15,879,891
Net investment income (loss)		50,138,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,691,070
Swap agreements	6,336,890
Total net realized gain (loss)		31,027,960
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,447,760)
Delayed delivery commitments	(199,563)
Total change in net unrealized appreciation (depreciation)		(15,647,323)
Net gain (loss)		15,380,637
Net increase (decrease) in net assets resulting from operations		$ 65,519,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,138,434	$ 42,354,803
Net realized gain (loss)	31,027,960	17,253,296
Change in net unrealized appreciation (depreciation)	(15,647,323)	1,788,844
Net increase (decrease) in net assets resulting from operations	65,519,071	61,396,943
Distributions to shareholders from net investment income	(48,528,197)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,149)	-
Total distributions	(61,466,346)	(42,887,318)
Share transactions - net increase (decrease)	89,912,217	1,091,658,653
Total increase (decrease) in net assets	93,964,942	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including undistributed net investment income of $2,808,597 and undistributed net investment income of $533,440, respectively)	$ 1,822,287,260	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.282	.502E	.630	.665	.646
Net realized and unrealized gain (loss)	.112	.172E	.613	.086	(.336)
Total from investment operations	.394	.674	1.243	.751	.310
Distributions from net investment income	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	2.51%	4.55%E	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.270	.492E	.622	.653	.637
Net realized and unrealized gain (loss)	.101	.171E	.617	.092	(.338)
Total from investment operations	.371	.663	1.239	.745	.299
Distributions from net investment income	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total ReturnA,B	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	2.39%	4.45%E	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss)C	.197	.421E	.551	.593	.567
Net realized and unrealized gain (loss)	.112	.171E	.611	.081	(.324)
Total from investment operations	.309	.592	1.162	.674	.243
Distributions from net investment income	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	1.75%	3.82%E	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss)E	.189	.413H	.112
Net realized and unrealized gain (loss)	.112	.173H	.238
Total from investment operations	.301	.586	.350
Distributions from net investment income	(.181)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	2.71%	5.43%	3.22%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.64%	1.64%	1.60%A
Net investment income (loss)	1.68%	3.75%H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.306	.526D	.654	.690	.674
Net realized and unrealized gain (loss)	.102	.170D	.619	.078	(.342)
Total from investment operations	.408	.696	1.273	.768	.332
Distributions from net investment income	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total ReturnA	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net AssetsC
Expenses before expense reductions	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.72%	4.76%D	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss)B	.302	.513D	.644	.684	.669
Net realized and unrealized gain (loss)	.112	.171D	.610	.080	(.343)
Total from investment operations	.414	.684	1.254	.764	.326
Distributions from net investment income	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total ReturnA	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net AssetsC
Expenses before expense reductions	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	2.69%	4.65%D	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Mortgage Securities Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method..

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,314,250	|
Unrealized depreciation	(10,414,073)
Net unrealized appreciation (depreciation)	4,900,177
Undistributed ordinary income	23,252,637
Undistributed long-term capital gain	2,759,607
Cost for federal income tax purposes	$ 2,732,738,963

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 59,849,077	$ 42,887,318
Long-term Capital Gains	1,617,269	-
Total	$ 61,466,346	$ 42,887,318

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 113,498	$ 300
Class T	0%	.25%	476,495	14,193
Class B	.65%	.25%	1,814,812	1,309,989
Class C	.75%	.25%	1,094,587	763,152
			$ 3,499,392	$ 2,087,634

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79,523
Class T	68,487
Class B*	687,163
Class C*	116,425
$ 951,598

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 141,882.19
Class T	391,242.21
Class B	399,327.20
Fidelity Mortgage Securities Fund	1,774,295.13
Class C	177,789.16
Institutional Class	33,012.16
	$ 2,917,547

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,140,493 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $15,143.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 1,812,935	$ 1,576,709
Class T	4,490,594	6,458,762
Class B	3,348,473	3,776,918
Fidelity Mortgage Securities Fund	36,645,682	29,741,839
Class C	1,676,928	937,646
Institutional Class	553,585	395,444
Total	$ 48,528,197	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,490	-
Institutional Class	115,745	-
Total	$ 12,938,149	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	4,143,379	5,131,070	$ 46,659,814	$ 56,862,939
Reinvestment of distributions	170,427	114,758	1,915,973	1,274,024
Shares redeemed	(3,823,033)	(1,011,719)	(42,999,421)	(11,214,145)
Net increase (decrease)	490,773	4,234,109	$ 5,576,366	$ 46,922,818
Class T
Shares sold	9,900,926	14,584,865	$ 111,507,763	$ 162,139,047
Reinvestment of distributions	461,144	452,163	5,189,781	5,016,690
Shares redeemed	(13,969,922)	(7,276,438)	(157,166,356)	(80,821,265)
Net increase (decrease)	(3,607,852)	7,760,590	$ (40,468,812)	$ 86,334,472
Class B
Shares sold	7,431,196	12,678,205	$ 83,615,486	$ 140,867,935
Reinvestment of distributions	324,294	247,280	3,643,707	2,742,793
Shares redeemed	(7,323,983)	(2,403,597)	(82,328,932)	(26,617,789)
Net increase (decrease)	431,507	10,521,888	$ 4,930,261	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	74,892,943	83,922,639	$ 844,372,051	$ 938,553,642
Reinvestment of distributions	3,676,167	2,309,030	41,396,427	25,670,173
Shares redeemed	(70,626,654)	(17,719,111)	(794,954,735)	(197,753,645)
Net increase (decrease)	7,942,456	68,512,558	$ 90,813,743	$ 766,470,170
Class C
Shares sold	7,174,688	6,878,721	$ 80,647,975	$ 76,443,117
Reinvestment of distributions	158,593	67,542	1,780,642	752,106
Shares redeemed	(5,094,649)	(629,234)	(57,171,194)	(6,967,364)
Net increase (decrease)	2,238,632	6,317,029	$ 25,257,423	$ 70,227,859
Institutional Class
Shares sold	2,242,760	805,931	$ 25,207,417	$ 8,949,120
Reinvestment of distributions	42,862	21,939	481,820	242,677
Shares redeemed	(1,945,702)	(405,826)	(21,886,001)	(4,481,402)
Net increase (decrease)	339,920	422,044	$ 3,803,236	$ 4,710,395

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the Fidelity Advisor Mortgage Securities Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the Fidelity Advisor Mortgage Securities Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the Fidelity Advisor Mortgage Securities Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (42)

Year of Election or Appointment: 2003

Vice President of the Fidelity Advisor Mortgage Securities Fund. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as an research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the Fidelity Advisor Mortgage Securities Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of the Fidelity Advisor Mortgage Securities Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the Fidelity Advisor Mortgage Securities Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the Fidelity Advisor Mortgage Securities Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of the Fidelity Advisor Mortgage Securities Fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of the Fidelity Advisor Mortgage Securities Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/8/03	12/5/03	$0.15

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMORI-UANN-1203
1.784763.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity

Mortgage Securities

Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities Fund	3.68%	6.63%	7.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Mortgage-Backed Securities Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity Mortgage Securities Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers U.S. Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

Fidelity Mortgage Securities Fund returned 3.68%, outpacing the fund's peer group as measured by the LipperSM U.S. Mortgage Funds Average, which returned 2.40%. Additionally, the fund's benchmark - the Lehman Brothers Mortgage-Backed Securities Index - returned 2.75%. The key contributor to the fund's outperformance of its peer group average was the ability to provide some measure of insulation from mortgage security prepayments, which occur when homeowners sell their homes or refinance, and, thus, pay off their mortgage before maturity. Prepayments can mean that bondholders lose out on expected income and may be forced to reinvest at lower, prevailing interest rates. Detracting from performance was a dearth of attractively priced prepayment-resistant mortgage securities, which hampered the manager's ability to add more prepayment protection.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Coupon Distribution as of October 31, 2003
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.4	0.6
Less than 1%	0.2	0.3
1 - 1.99%	11.9	11.9
2 - 2.99%	2.3	3.3
3 - 3.99%	1.5	0.6
4 - 4.99%	8.3	0.4
5 - 5.99%	24.7	19.4
6 - 6.99%	24.3	27.5
7 - 7.99%	9.3	20.0
8% and over	1.7	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.1	1.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	3.7	1.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003*		As of April 30, 2003**
	Corporate Bonds 1.6%		Corporate Bonds 2.3%
	Mortgage Securities 83.6%		Mortgage Securities 71.7%
	CMOs and Other Mortgage Related Securities 19.7%		CMOs and Other Mortgage Related Securities 20.9%
	U.S. Government and U.S. Government Agency Obligations 2.3%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Asset-Backed Securities 11.8%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets(dagger) (19.0)%		Short-Term Investments and Net Other Assets(dagger) (6.5)%
* Foreign investments	0.4%	** Foreign investments	0.3%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(1.1)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.6%
	Principal Amount	Value (Note 1)
Fannie Mae - 62.5%
4% 11/1/18 (b)	$ 6,966,640	$ 6,764,172
4.5% 11/1/18 to 11/1/33 (b)	165,500,000	162,190,469
4.5% 9/1/31 (c)	18,327,816	17,476,404
5% 9/1/16 to 9/1/18	126,371,946	128,438,470
5.5% 7/1/16 to 5/1/33	81,965,181	84,413,417
5.5% 11/1/33 to 11/13/33 (b)(c)	341,288,210	344,274,478
6% 2/1/14 to 9/1/17	27,074,971	28,160,964
6% 11/1/33 (b)	78,470,400	80,530,248
6.5% 12/1/09 to 4/1/33	139,184,636	144,876,583
6.5% 11/1/33 (b)	102,990,374	106,981,251
7% 3/1/17 to 7/1/32	15,780,580	16,678,719
7.5% 4/1/22 to 9/1/32	12,020,323	12,812,343
8% 9/1/07 to 12/1/29	164,553	177,238
8.25% 1/1/13	10,539	11,147
8.5% 1/1/16 to 7/1/31	1,913,827	2,055,657
8.75% 11/1/08	10,220	10,721
9% 1/1/08 to 10/1/30	2,125,933	2,311,982
9.5% 11/1/06 to 8/1/22	425,538	466,518
11% 8/1/10	254,096	284,154
12.25% 5/1/13 to 5/1/15	59,025	67,733
12.5% 8/1/15 to 3/1/16	109,507	126,281
12.75% 2/1/15	5,511	6,363
13.5% 9/1/14 to 12/1/14	37,635	43,964
14% 11/1/14	37,510	44,137
		1,139,203,413
Freddie Mac - 8.3%
5% 11/1/33 (b)	99,000,000	97,422,188
5.5% 3/1/29 to 7/1/29	202,944	205,493
6% 5/1/16 to 7/1/29	3,655,477	3,785,358
6.5% 1/1/24 to 9/1/24	4,868,419	5,086,180
7.5% 11/1/07 to 7/1/32	38,893,113	41,496,442
8% 10/1/07 to 4/1/21	174,348	188,648
8.5% 11/1/03 to 9/1/20	447,265	487,202
9% 9/1/08 to 5/1/21	1,215,962	1,343,795
10% 1/1/09 to 5/1/19	417,553	462,702
10.5% 8/1/10 to 2/1/16	28,313	31,430
12.25% 6/1/14	16,720	19,181
12.5% 5/1/12 to 12/1/14	176,126	201,284
12.75% 6/1/05 to 1/1/14	14,689	16,579
13% 10/1/13 to 6/1/15	404,772	467,310
		151,213,792
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 12.8%
6% 11/1/33 (b)	$ 100,000,000	$ 103,000,000
6.5% 5/15/28 to 8/15/32	8,460,104	8,857,540
7% 2/15/24 to 5/15/33	102,660,923	108,762,118
7.5% 7/15/05 to 4/15/32	6,018,787	6,443,793
8% 2/15/06 to 12/15/25	1,943,729	2,105,756
8.5% 7/15/16 to 10/15/28	3,678,249	4,026,787
9% 9/20/16 to 4/20/18	26,392	28,882
9.5% 12/15/24	17,079	18,950
10.5% 6/15/04 to 2/20/18	156,469	175,428
13% 10/15/13	33,975	39,557
13.5% 7/15/11 to 10/15/14	21,067	24,558
		233,483,369
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,517,440,062)		1,523,900,574
Asset-Backed Securities - 2.6%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	543,918	545,108
ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	1,450,000	1,450,000
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	458,225	457,079
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	108,533	107,719
BankAmerica Manufactured Housing Contract Trust V Series 1998-2 Class A6, 6.24% 7/10/11	551,858	555,460
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.02% 10/25/33 (d)	1,264,987	1,271,845
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (a)	577,513	578,106
Countrywide Home Loans, Inc. Series 2002-3NIM Class NOTE, 9% 9/25/32 (a)	246,796	248,035
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	437,625	434,343
Series 2001-HE22N Class A, 8% 3/27/32	95,486	95,247
Series 2002-H10N Class A, 8% 11/27/32 (a)	936,849	922,796
Series 2002-H16N Class A, 8% 11/27/32 (a)	1,152,926	1,135,632
Series 2002-H1N Class A, 8% 8/27/32 (a)	78,565	77,780
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	$ 635,933	$ 637,145
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	325,313	322,060
Series 2002-3N Class A, 8% 3/25/33 (a)	2,568,298	2,516,932
Series 2002-4N Class A, 8% 5/27/33 (a)	871,710	854,276
Series 2003-2N Class A, 8% 9/27/33 (a)	1,152,789	1,128,581
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	3,150,000	3,150,000
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	106,243	105,180
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (a)	86,210	84,270
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (d)	3,770,000	3,770,000
Class M2, 2.97% 7/25/33 (d)	2,600,000	2,603,250
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	467,627	467,781
Series 2003-NC6 Class M2, 3.07% 6/27/33 (d)	6,165,000	6,190,745
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	45,688	45,715
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	1,524,893	1,525,579
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	458,277	458,595
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	203,515	203,714
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	848,922	849,723
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	3,068,151	3,066,952
New Century Home Equity Loan Trust Series 2000-NC1 Class M3, 3.22% 4/25/30 (d)	4,170,000	3,992,775
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	1,105,853	1,105,853
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	4,117,895	4,066,099
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	3,185,504	3,169,131
TOTAL ASSET-BACKED SECURITIES (Cost $48,191,409)		48,193,506
Collateralized Mortgage Obligations - 10.5%
	Principal Amount	Value (Note 1)
Private Sponsor - 4.1%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	$ 2,731,791	$ 2,775,595
Series 2002-5 Class 2A1, 6% 4/25/17	4,447,863	4,482,836
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	15,367,100
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	2,342,367	2,394,340
Series 2002-15R Class A1, 6.7651% 1/28/32 (a)(d)	4,379,210	4,391,529
Series 2003-TFLA Class F, 1.9633% 4/15/13 (a)(d)	1,400,000	1,369,494
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	32,637,236	33,432,769
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31	5,810,000	5,991,109
WAMU Mortgage pass thru certificates Series 2002-S6 Class A25, 6% 10/25/32	4,054,029	4,120,118
Wells Fargo Mortgage Back Securities Series 2001-6 Class A12, 7% 4/25/31	87,491	87,389
TOTAL PRIVATE SPONSOR		74,412,279
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,534,093
Series 1999-15 Class PC, 6% 9/25/18	9,567,000	10,055,388
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,471,484
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	10,541,728
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,248,358
Series 2001-82 Class VB, 6.5% 3/25/16	16,356,920	17,154,531
Series 2003-77 Class WZ, 4.5% 8/25/18	16,227,459	15,740,635
Series 2003-88 Class WZ, 4.5% 9/25/18	1,251,891	1,254,485
Freddie Mac planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	3,763,643	3,798,990
Series 70 Class C, 9% 9/15/20	482,779	483,258
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2568 Class KQ, 5% 2/15/23	1,325,093	1,328,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2303 Class VT, 6% 2/15/12	$ 3,468,184	$ 3,514,134
Series 2414 Class SM, 15.48% 12/15/29 (d)	122,081	123,351
Series 1658 Class GZ, 7% 1/15/24	6,003,692	6,409,624
Series 2303 Class ZC, 6% 4/15/31	5,035,831	5,041,460
Series 2550 Class PO, 1/15/33 (g)	2,579,236	2,560,144
Series 2568 Class SA, 10.528% 9/15/28 (d)	3,376,078	3,475,036
Series 2581 Class PO, 3/15/33 (g)	2,320,093	2,292,917
Series 2609 Class SD, 19.59% 2/15/33 (d)	903,361	916,326
Series 2628 Class AZ, 4.5% 6/15/18	4,101,557	4,101,557
Series 2663 Class ZM, 5% 8/15/18	999,144	998,529
Series 2664 Class EZ, 5.5% 8/15/33	4,369,904	4,355,555
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	2,739,483	2,802,093
TOTAL U.S. GOVERNMENT AGENCY		117,202,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,529,076)		191,614,953
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	43,397,311	2,864,900
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(d)(f)	103,390,000	3,731,738
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,263,910
Class F, 7.734% 1/15/32	600,000	666,056
COMM floater Series 2001-FL5A:
Class D, 2.37% 11/15/13 (a)(d)	9,000,000	8,992,725
Class E, 2.62% 11/15/13 (a)(d)	5,000,000	4,991,733
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,719,125
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,551,443
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	935,000	949,960
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5024% 2/17/24 (d)	15,813,253	17,475,905
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8691% 6/17/38 (d)(f)	$ 132,032,346	$ 5,719,641
Ginnie Mae guaranteed REMIC pass thru securities Series 2002-61 Class XA, 1.0572% 7/16/42 (d)(f)	143,571,730	10,257,482
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,612,188
Series 2003-FL1 Class MCH, 4.3261% 7/5/18 (a)(d)	1,458,095	1,458,095
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	390,000	388,327
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(d)	882,716	880,585
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(d)	3,766,184	3,760,931
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,681,150
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.4389% 4/30/39 (a)(d)	2,760,143	2,903,613
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	19,055,720
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,258,739
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,596,577)		114,183,966
Fixed-Income Funds - 23.2%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $421,522,002)	4,246,960	422,445,141
Cash Equivalents - 24.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $437,301,000)	$ 437,339,998	437,301,000
TOTAL INVESTMENT PORTFOLIO - 150.2% (Cost $2,732,580,126)		2,737,639,140
NET OTHER ASSETS - (50.2)%		(915,351,880)
NET ASSETS - 100%		$ 1,822,287,260
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $94,829,246 or 5.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $8,477,775,382 and $8,224,353,989, respectively, of which long-term U.S. government and government agency obligations aggregated $7,997,925,580 and $8,030,569,074, respectively.

Income Tax Information
The fund hereby designates approximately $1,618,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $437,301,000) (cost $2,732,580,126) - See accompanying schedule		$ 2,737,639,140
Commitment to sell securities on a delayed delivery basis	$ (108,223,969)
Receivable for securities sold on a delayed delivery basis	107,958,000	(265,969)
Cash		3,628,138
Receivable for fund shares sold		5,388,047
Interest receivable		7,064,466
Prepaid expenses		10,782
Total assets		2,753,464,604

Liabilities
Payable for investments purchased Regular delivery	$ 24,595,763
Delayed delivery	900,239,308
Payable for fund shares redeemed	4,816,953
Distributions payable	212,162
Accrued management fee	653,523
Distribution fees payable	265,113
Other payables and accrued expenses	394,522
Total liabilities		931,177,344

Net Assets		$ 1,822,287,260
Net Assets consist of:
Paid in capital		$ 1,784,095,902
Undistributed net investment income		2,808,597
Accumulated undistributed net realized gain (loss) on investments		30,589,716
Net unrealized appreciation (depreciation) on investments		4,793,045
Net Assets		$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($68,939,316 ÷ 6,102,182 shares)	$ 11.30

Maximum offering price per share (100/95.25 of $11.30)	$ 11.86
Class T: Net Asset Value and redemption price per share ($154,810,017 ÷ 13,686,143 shares)	$ 11.31

Maximum offering price per share (100/96.50 of $11.31)	$ 11.72
Class B: Net Asset Value and offering price per share ($181,665,595 ÷ 16,082,315 shares) A	$ 11.30

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,301,598,552 ÷ 115,033,932 shares)	$ 11.31

Class C: Net Asset Value and offering price per share ($99,237,313 ÷ 8,792,716 shares) A	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,036,467 ÷ 1,420,523 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 66,018,325

Expenses
Management fee	$ 8,561,527
Transfer agent fees	2,917,547
Distribution fees	3,499,392
Accounting fees and expenses	443,203
Non-interested trustees' compensation	8,588
Custodian fees and expenses	159,262
Registration fees	202,971
Audit	74,980
Legal	25,707
Miscellaneous	1,857
Total expenses before reductions	15,895,034
Expense reductions	(15,143)	15,879,891
Net investment income (loss)		50,138,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	24,691,070
Swap agreements	6,336,890
Total net realized gain (loss)		31,027,960
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,447,760)
Delayed delivery commitments	(199,563)
Total change in net unrealized appreciation (depreciation)		(15,647,323)
Net gain (loss)		15,380,637
Net increase (decrease) in net assets resulting from operations		$ 65,519,071

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,138,434	$ 42,354,803
Net realized gain (loss)	31,027,960	17,253,296
Change in net unrealized appreciation (depreciation)	(15,647,323)	1,788,844
Net increase (decrease) in net assets resulting from operations	65,519,071	61,396,943
Distributions to shareholders from net investment income	(48,528,197)	(42,887,318)
Distributions to shareholders from net realized gain	(12,938,149)	-
Total distributions	(61,466,346)	(42,887,318)
Share transactions - net increase (decrease)	89,912,217	1,091,658,653
Total increase (decrease) in net assets	93,964,942	1,110,168,278

Net Assets
Beginning of period	1,728,322,318	618,154,040
End of period (including undistributed net investment income of $2,808,597 and undistributed net investment income of $533,440, respectively)	$ 1,822,287,260	$ 1,728,322,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.282	.502E	.630	.665	.646
Net realized and unrealized gain (loss)	.112	.172E	.613	.086	(.336)
Total from investment operations	.394	.674	1.243	.751	.310
Distributions from net investment income	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	2.51%	4.55%E	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.270	.492E	.622	.653	.637
Net realized and unrealized gain (loss)	.101	.171E	.617	.092	(.338)
Total from investment operations	.371	.663	1.239	.745	.299
Distributions from net investment income	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total ReturnA,B	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net AssetsD
Expenses before expense reductions	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	2.39%	4.45%E	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss)C	.197	.421E	.551	.593	.567
Net realized and unrealized gain (loss)	.112	.171E	.611	.081	(.324)
Total from investment operations	.309	.592	1.162	.674	.243
Distributions from net investment income	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total ReturnA,B	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	1.75%	3.82%E	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss)E	.189	.413H	.112
Net realized and unrealized gain (loss)	.112	.173H	.238
Total from investment operations	.301	.586	.350
Distributions from net investment income	(.181)	(.436)	(.140)
Distributions from net realized gain	(.080)	-	-
Total distributions	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.10
Total ReturnB,C,D	2.71%	5.43%	3.22%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.64%	1.64%	1.60%A
Net investment income (loss)	1.68%	3.75%H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.306	.526D	.654	.690	.674
Net realized and unrealized gain (loss)	.102	.170D	.619	.078	(.342)
Total from investment operations	.408	.696	1.273	.768	.332
Distributions from net investment income	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total ReturnA	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net AssetsC
Expenses before expense reductions	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.72%	4.76%D	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss)B	.302	.513D	.644	.684	.669
Net realized and unrealized gain (loss)	.112	.171D	.610	.080	(.343)
Total from investment operations	.414	.684	1.254	.764	.326
Distributions from net investment income	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.080)	-	-	-	(.150)
Total distributions	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total ReturnA	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net AssetsC
Expenses before expense reductions	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	2.69%	4.65%D	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	356%	231%	194%	99%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity® Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Mortgage Securities Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method..

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,314,250	|
Unrealized depreciation	(10,414,073)
Net unrealized appreciation (depreciation)	4,900,177
Undistributed ordinary income	23,252,637
Undistributed long-term capital gain	2,759,607
Cost for federal income tax purposes	$ 2,732,738,963

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 59,849,077	$ 42,887,318
Long-term Capital Gains	1,617,269	-
Total	$ 61,466,346	$ 42,887,318

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 113,498	$ 300
Class T	0%	.25%	476,495	14,193
Class B	.65%	.25%	1,814,812	1,309,989
Class C	.75%	.25%	1,094,587	763,152
			$ 3,499,392	$ 2,087,634

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 79,523
Class T	68,487
Class B*	687,163
Class C*	116,425
$ 951,598

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 141,882.19
Class T	391,242.21
Class B	399,327.20
Fidelity Mortgage Securities Fund	1,774,295.13
Class C	177,789.16
Institutional Class	33,012.16
	$ 2,917,547

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,140,493 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $15,143.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 1,812,935	$ 1,576,709
Class T	4,490,594	6,458,762
Class B	3,348,473	3,776,918
Fidelity Mortgage Securities Fund	36,645,682	29,741,839
Class C	1,676,928	937,646
Institutional Class	553,585	395,444
Total	$ 48,528,197	$ 42,887,318
From net realized gain
Class A	$ 479,109	$ -
Class T	1,375,548	-
Class B	1,317,977	-
Fidelity Mortgage Securities Fund	9,053,280	-
Class C	596,490	-
Institutional Class	115,745	-
Total	$ 12,938,149	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	4,143,379	5,131,070	$ 46,659,814	$ 56,862,939
Reinvestment of distributions	170,427	114,758	1,915,973	1,274,024
Shares redeemed	(3,823,033)	(1,011,719)	(42,999,421)	(11,214,145)
Net increase (decrease)	490,773	4,234,109	$ 5,576,366	$ 46,922,818
Class T
Shares sold	9,900,926	14,584,865	$ 111,507,763	$ 162,139,047
Reinvestment of distributions	461,144	452,163	5,189,781	5,016,690
Shares redeemed	(13,969,922)	(7,276,438)	(157,166,356)	(80,821,265)
Net increase (decrease)	(3,607,852)	7,760,590	$ (40,468,812)	$ 86,334,472
Class B
Shares sold	7,431,196	12,678,205	$ 83,615,486	$ 140,867,935
Reinvestment of distributions	324,294	247,280	3,643,707	2,742,793
Shares redeemed	(7,323,983)	(2,403,597)	(82,328,932)	(26,617,789)
Net increase (decrease)	431,507	10,521,888	$ 4,930,261	$ 116,992,939
Fidelity Mortgage Securities Fund
Shares sold	74,892,943	83,922,639	$ 844,372,051	$ 938,553,642
Reinvestment of distributions	3,676,167	2,309,030	41,396,427	25,670,173
Shares redeemed	(70,626,654)	(17,719,111)	(794,954,735)	(197,753,645)
Net increase (decrease)	7,942,456	68,512,558	$ 90,813,743	$ 766,470,170
Class C
Shares sold	7,174,688	6,878,721	$ 80,647,975	$ 76,443,117
Reinvestment of distributions	158,593	67,542	1,780,642	752,106
Shares redeemed	(5,094,649)	(629,234)	(57,171,194)	(6,967,364)
Net increase (decrease)	2,238,632	6,317,029	$ 25,257,423	$ 70,227,859
Institutional Class
Shares sold	2,242,760	805,931	$ 25,207,417	$ 8,949,120
Reinvestment of distributions	42,862	21,939	481,820	242,677
Shares redeemed	(1,945,702)	(405,826)	(21,886,001)	(4,481,402)
Net increase (decrease)	339,920	422,044	$ 3,803,236	$ 4,710,395

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

George A. Fischer (42)

Year of Election or Appointment: 2003

Vice President of the fund. Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as an research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of the fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Mortgage Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Mortgage Securities Fund	12/8/03	12/5/03	$0.15

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MOR-UANN-1203
1.784764.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	0.33%	4.43%	4.92%
Class T (incl. 3.50% sales charge)	1.62%	4.61%	5.02%
Class B (incl. contingent deferred sales charge) B	-0.44%	4.33%	4.89%
Class C (incl. contingent deferred sales charge) C	3.44%	4.56%	4.63%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

B Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). The initial offering of Class B shares took place on June 30, 1994. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Despite late-period obstacles such as higher longer-term yields and downgrades in public finance debt, tax-exempt municipal bonds fared better than most investment-grade taxable bond sectors for the year ending October 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index advanced 5.11%. That return far outdistanced Treasury, agency, mortgage- and asset-backed securities, a gap made even wider considering the tax-equivalent yield advantage munis offer. On an absolute basis, munis fared better than all the spread sectors except corporates. Munis did well for much of the period against a backdrop of tepid economic growth, low short-term interest rates and virtually non-existent inflation. In June and July, however, munis dropped nearly 4% when a brighter economic forecast sent interest rates higher and bond prices tumbling. After rebounding in August and September on the heels of strong investor demand, munis stumbled again in October, mainly due to news of stronger-than-expected economic growth.

Fidelity Advisor Municipal Income Fund's Class A, Class T, Class B and Class C shares returned 5.33%, 5.30%, 4.56% and 4.44%, respectively. Those returns compare to the 4.62% return for the fund's peer group, the LipperSM General Municipal Debt Funds Average. Additionally, the fund's benchmark - the Lehman Brothers 3 Plus Year Municipal Bond Index - returned 5.36%. A number of factors worked in the fund's favor during the year, including its focus on bonds backed by fees and dedicated revenues rather than bonds backed by taxes, and its overweighting in private colleges and universities and in hospitals. The fund also benefited from underweighting state-issued bonds - particularly those issued by California and New York - which came under pressure due to the fiscal challenges faced by the states and an increase in muni bond supply. Detracting from performance was the fund's underweighting in par bonds, which sell at face value. Par bonds were in strong demand among retail investors at times, helping them to outperform premium and discount bonds, which sell above and below face value, respectively.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.0	14.0
Illinois	13.1	12.5
New York	9.9	9.8
Washington	7.9	7.9
California	6.8	5.0
Top Five Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	29.1
Electric Utilities	13.2	14.2
Health Care	11.7	14.3
Transportation	11.2	10.0
Water & Sewer	10.2	10.4
Average Years to Maturity as of October 31, 2003
		6 months ago
Years	15.0	15.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	7.5	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA 63.1%	AAA 60.5%
AA,A 27.4%	AA,A 29.1%
BBB 7.8%	BBB 7.6%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 2.0%	Not Rated 2.4%
Short-Term Investments and Net Other Assets* (0.4)%	Short-Term Investments and Net Other Assets 0.4%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
	Principal Amount	Value (Note 1)
Alabama - 0.5%
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	$ 1,610,000	$ 1,806,883
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	210,000	235,767
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	1,000,000	1,091,490
		3,134,140
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,714,486
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (e)	1,500,000	1,618,125
5.45% 7/1/09 (AMBAC Insured) (e)	1,500,000	1,592,070
		8,924,681
Arizona - 1.1%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,367,405
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,331,150
Tucson Street & Hwy. User Rev. 4.5% 7/1/07 (AMBAC Insured)	3,380,000	3,658,951
		7,357,506
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,025,300
California - 6.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	800,000	866,728
Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	4,041,360
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,106,110
5.875% 5/1/16	2,100,000	2,316,762
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,060,460
5.25% 2/1/11	2,300,000	2,498,743
5.25% 2/1/14	2,400,000	2,564,856
5.25% 2/1/15	1,200,000	1,271,664
5.25% 2/1/16	1,000,000	1,050,840
5.25% 2/1/20	1,300,000	1,327,118
5.25% 2/1/22	2,300,000	2,321,390
5.5% 3/1/11	3,500,000	3,860,850
5.5% 11/1/33 (a)	1,100,000	1,113,464
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	$ 175,000	$ 175,618
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	1,000,000	1,078,440
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,096,650
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,690,000	2,752,596
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	700,343
5% 1/15/16 (MBIA Insured)	400,000	422,780
5.75% 1/15/40	600,000	610,614
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,087,152
Series B, 5.75% 6/1/23	1,800,000	1,873,134
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	4,006,040
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,976,112
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,089,510
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	538,250
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	334,023
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	930,696
		44,072,303
Colorado - 2.4%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,445,775
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	1,405,000	1,342,843
0% 1/1/08 (MBIA Insured)	870,000	768,593
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,829,620
5.625% 9/1/14	1,745,000	1,974,136
Denver City & County Arpt. Rev. Series A, 7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (e)(f)	430,000	466,176
Douglas County School District #RE1 Douglas & Elbert Counties Series 2002 B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,173,351
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 1,200,000	$ 1,314,564
Larimer County School District #R1 Poudre 6% 12/15/17 (FGIC Insured)	1,325,000	1,538,365
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (f)	2,275,000	1,677,517
		15,530,940
Connecticut - 0.7%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	1,000,000	1,098,090
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,139,922
		4,238,012
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (f)	150,000	170,973
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,102,300
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,652,216
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,287,740
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,574,025
		12,787,254
Florida - 2.4%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	5,000,000	5,417,400
Dade County School District 5.2% 7/15/07 (AMBAC Insured)	1,200,000	1,333,968
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	581,170
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	600,000	663,882
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,200,000	2,258,036
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/10 (MBIA Insured) (a)	$ 3,300,000	$ 3,683,658
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	1,500,000	1,734,540
		15,672,654
Georgia - 0.6%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,000,000	1,125,220
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured)	1,085,000	1,217,652
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/09 (MBIA Insured) (a)	1,145,000	1,271,969
		3,614,841
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,641,224
Illinois - 13.1%
Chicago Board of Ed.:
Series A:
0% 12/1/14 (FGIC Insured)	1,000,000	607,730
0% 12/1/16 (FGIC Insured)	4,000,000	2,160,440
5.75% 12/1/27 (AMBAC Insured)	14,055,000	15,197,531
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,421,053
0% 1/1/24 (FGIC Insured)	6,110,000	2,059,498
0% 1/1/28 (FGIC Insured)	5,000,000	1,335,700
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,565,886
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,468,691
Series A, 5% 1/1/42 (AMBAC Insured)	1,700,000	1,686,281
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,537,455
Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	330,291
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,058,580
6.25% 1/1/09 (AMBAC Insured) (e)	3,700,000	4,148,181
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,494,080
5.5% 1/1/09 (AMBAC Insured) (e)	1,250,000	1,392,838
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	$ 1,400,000	$ 1,444,534
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,121,530
DuPage County Cmnty. High School District #108 Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,563,517
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,584,615
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/17 (AMBAC Insured)	1,980,000	2,190,395
5.5% 10/1/18 (AMBAC Insured)	2,195,000	2,419,812
5.5% 10/1/19 (AMBAC Insured)	1,000,000	1,097,950
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,736,200
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,123,270
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,092,190
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,080,700
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,137,670
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,125,242
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,023,930
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,605,270
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,637,628
6% 6/15/20	600,000	679,500
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,198,560
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/18 (FGIC Insured)	2,000,000	2,226,120
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,025,000	1,169,453
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,075,200
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	397,020
5.75% 6/15/41 (MBIA Insured)	1,000,000	1,073,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 12/15/24 (MBIA Insured)	$ 3,000,000	$ 952,470
0% 6/15/31 (MBIA Insured)	1,800,000	390,528
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (f)	975,000	820,433
0% 6/15/09 (FGIC Insured)	25,000	20,706
Series A, 0% 6/15/09 (Escrowed to Maturity) (f)	65,000	54,696
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,162,510
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,188,143
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	604,440
		84,462,007
Indiana - 1.1%
Indiana Bond Bank Rev.:
Series A, 5% 2/1/07 (MBIA Insured)	1,000,000	1,088,670
Series B, 5% 2/1/10 (MBIA Insured)	1,000,000	1,099,180
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,515,330
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	1,000,000	622,270
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,130,060
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	2,000,000	1,943,260
		7,398,770
Iowa - 0.8%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,015,598
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,168,720
		5,184,318
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (b)	1,000,000	1,064,780
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	600,000	680,910
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	$ 1,500,000	$ 1,617,075
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,552,377
5% 12/1/14 (MBIA Insured)	500,000	533,530
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,573,857
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,911,245
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,756,243
		11,690,017
Kentucky - 1.7%
Kentucky Property & Bldgs. Commission Revs.:
5.625% 9/1/13	2,170,000	2,429,489
5.625% 9/1/14	1,500,000	1,672,650
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	6,050,000	6,587,664
		10,689,803
Maine - 1.3%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,000,000	8,666,640
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (f)	2,680,000	3,083,554
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,002,920
Series A:
5.375% 3/1/19	1,000,000	1,066,600
5.75% 3/1/26	2,000,000	2,165,840
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/22	1,200,000	1,256,052
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	510,805
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	1,000,000	1,000,140
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	$ 800,000	$ 695,664
0% 8/1/10	4,500,000	3,506,985
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,816
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,610,190
		19,826,012
Michigan - 1.9%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured) (a)	3,400,000	3,569,592
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,093,318
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,041,470
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	300,000	357,507
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,967,260
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,614,204
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,559,100
		12,202,451
Minnesota - 1.5%
Mankato Independent School District #77 Series A, 5% 2/1/13 (FSA Insured) (a)	600,000	638,706
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,828,134
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,044,270
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	1,080,000	1,116,590
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	900,000	930,735
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,177,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. 5.25% 12/1/18	$ 1,000,000	$ 1,065,600
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured) (a)	500,000	544,270
		9,345,825
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,057,167
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/08 (FSA Insured)	1,130,000	1,255,125
		2,312,292
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,120,911
Nevada - 0.9%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,036,430
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,093,350
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	526,945
Clark County School District Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	600,000	674,142
5.75% 6/15/20 (MBIA Insured)	1,000,000	1,103,760
Washoe County Gen. Oblig. 5% 9/1/10 (FSA Insured)	1,000,000	1,112,780
		5,547,407
New Jersey - 0.9%
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.625% 1/1/15 (MBIA Insured)	185,000	203,348
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (f)	715,000	823,215
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,158,760
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	557,130
6.125% 6/1/24	1,100,000	1,011,252
6.125% 6/1/42	1,600,000	1,321,696
		6,075,401
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	$ 3,970,000	$ 4,522,187
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	533,507
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	2,149,484
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,200,000	1,279,044
		8,484,222
New York - 9.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.) 5.75% 5/1/21 (FSA Insured)	1,000,000	1,108,470
Metro. Trans. Auth. Commuter Facilities Rev. Series 1997 B, 5% 7/1/20 (Escrowed to Maturity) (f)	500,000	525,835
Metro. Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,590,981
Metro. Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,000,000	3,251,760
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,023,730
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	700,000	806,407
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (f)	500,000	537,895
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	150,000	164,312
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	329,139
5% 9/1/13 (FGIC Insured)	850,000	917,822
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	654,048
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	539,965
Series E, 6% 8/1/11	500,000	549,945
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	845,000	889,253
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	8,680,000	8,893,788
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A, 6% 6/15/28	1,500,000	1,686,840
Series B:
5.75% 6/15/26	5,000,000	5,390,600
5.75% 6/15/29	5,000,000	5,373,050
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,619,295
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	$ 500,000	$ 594,345
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,625,887
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,136,770
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	900,441
4.875% 6/15/18 (Escrowed to Maturity) (f)	630,000	656,895
4.875% 6/15/20	795,000	815,885
5% 6/15/15	305,000	326,533
5% 6/15/15 (Escrowed to Maturity) (f)	395,000	430,827
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	1,500,000	1,760,970
Series D, 5.125% 6/15/19 (Escrowed to Maturity) (f)	1,000,000	1,051,270
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	551,080
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	1,000,000	1,089,240
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,102,530
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,045,430
5.25% 6/1/22 (AMBAC Insured)	1,000,000	1,039,940
5.5% 6/1/16	4,700,000	4,969,780
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (Escrowed to Maturity) (f)	500,000	554,255
		63,505,213
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	527,320
North Carolina - 3.1%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 7/1/42	3,190,000	3,230,258
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,627,125
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B:
5.875% 1/1/21 (MBIA Insured)	$ 3,050,000	$ 3,388,093
6% 1/1/06	5,820,000	6,251,029
7.25% 1/1/07	1,000,000	1,131,190
Series C:
5.5% 1/1/07	700,000	757,337
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,222,060
Series D, 6.7% 1/1/19	1,115,000	1,230,458
		19,837,550
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	1,400,000	1,579,438
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	1,005,000	1,009,382
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,134,370
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,093,730
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,560,036
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	3,000,000	3,080,040
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,093,880
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	461,972
		9,433,410
Oklahoma - 1.4%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (Pre-Refunded to 6/1/10 @ 100.5) (f)	1,000,000	1,157,380
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,594,620
6% 8/15/19 (MBIA Insured)	3,000,000	3,353,040
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,235,050
		9,340,090
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	560,620
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Oregon - continued
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	$ 1,000,000	$ 1,121,240
5.75% 8/1/19	2,080,000	2,319,034
		4,000,894
Pennsylvania - 4.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	1,000,000	1,092,580
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,083,160
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,735,153
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (f)	2,720,000	2,887,661
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,793,265
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (f)	2,120,000	2,258,733
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,174,080
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,953,600
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,406,594
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,368,640
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,236,527
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,029,100
		26,019,093
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	1,000,000	1,083,440
Rhode Island - 0.9%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	863,336
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,887,440
		5,750,776
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
South Carolina - 1.0%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	$ 1,750,000	$ 1,746,640
5.5% 10/1/31	2,000,000	1,977,980
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (e)	1,000,000	1,056,070
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,270,750
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	475,987
		6,527,427
Tennessee - 0.7%
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (f)	400,000	473,612
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	600,000	714,564
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,241,110
		4,429,286
Texas - 15.0%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,521,795
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,102,930
Austin Util. Sys. Rev. Series A, 0% 11/15/10 (MBIA Insured)	1,100,000	854,073
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series D, 4.25%, tender 11/1/03 (b)(e)	3,000,000	3,000,000
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,728,909
Comal Independent School District 5.75% 8/1/28	2,000,000	2,162,460
Conroe Independent School District Lot B, 0% 2/15/09	750,000	632,700
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,603,860
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,017,344
0% 2/15/16	1,400,000	788,732
5% 2/15/10	1,000,000	1,106,340
5.75% 2/15/21	1,000,000	1,095,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Del Valle Independent School District 5.5% 2/1/09	$ 1,205,000	$ 1,362,831
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,836,960
El Paso Wtr. & Swr. Rev. 5% 3/1/10 (AMBAC Insured)	1,205,000	1,335,429
Garland Independent School District:
Series A, 5% 2/15/11 (a)	575,000	632,736
5.5% 2/15/19	2,500,000	2,703,075
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,398,350
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,287,800
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,093,350
5.75% 2/15/21	1,310,000	1,370,037
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,068,240
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,452,612
Houston Independent School District 0% 8/15/13	1,300,000	853,515
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	739,260
Lewisville Independent School District 0% 8/15/19	2,340,000	1,072,258
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,189,542
5.75% 8/15/14	1,100,000	1,253,153
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series 2003 C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,067,520
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,184,880
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,772,517
Northside Independent School District 5.5% 2/15/15	2,000,000	2,209,100
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,417,696
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,361,915
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(e)	4,000,000	4,142,880
San Antonio Elec. & Gas Systems Rev.:
5.25% 2/1/07 (a)	1,000,000	1,099,090
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	75,000	84,070
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,526,366
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	991,420
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,760,000	3,512,832
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/11 (Escrowed to Maturity) (f)	$ 275,000	$ 206,278
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,139,050
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A:
0% 8/15/25 (AMBAC Insured)	2,910,000	879,693
0% 8/15/29 (AMBAC Insured)	8,000,000	1,902,080
5.5% 8/15/39 (AMBAC Insured)	3,600,000	3,797,748
5.75% 8/15/38 (AMBAC Insured)	3,000,000	3,251,880
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,714,634
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,069,670
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000,000	4,819,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured)	2,000,000	2,244,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,014,950
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	1,000,000	1,139,950
Yselta Independent School District 0% 8/15/09	4,065,000	3,374,844
		96,187,914
Utah - 2.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	434,292
6.5% 7/1/09 (Escrowed to Maturity) (f)	635,000	764,438
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,812,700
6% 7/1/16 (MBIA Insured)	7,000,000	7,822,080
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,269,060
		14,102,570
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,135,390
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	451,060
		1,586,450
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	430,000	446,065
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,168,947
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,351,863
5.75% 10/1/19	1,750,000	1,964,603
		5,931,478
Washington - 7.9%
Clark County School District #114 Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,383,611
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,565,760
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,842,082
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,826,992
5.5% 1/1/21 (FSA Insured)	1,615,000	1,727,808
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,160,200
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,096,080
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured) (a)	1,000,000	1,078,450
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,094,810
Tumwater School District #33 Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,087,880
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,247,200
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	2,000,000	2,118,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,000,000	$ 3,348,090
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,621,273
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	547,695
		50,746,791
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	912,530
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,094,270
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	1,300,000	1,481,675
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (Escrowed to Maturity) (f)	130,000	102,280
0% 12/1/10 (FGIC Insured)	3,370,000	2,625,163
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,502,880
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,046,760
5.75% 8/15/30	1,500,000	1,530,735
6.25% 8/15/22	600,000	640,698
		10,936,991
TOTAL MUNICIPAL BONDS (Cost $614,058,618)		645,614,616
Money Market Funds - 0.5%
	Shares
Fidelity Municipal Cash Central Fund, 1.1% (c)(d) (Cost $3,495,000)	3,495,000	3,495,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $617,553,618)		649,109,616
NET OTHER ASSETS - (0.9)%		(5,925,714)
NET ASSETS - 100%		$ 643,183,902
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.9%
Electric Utilities	13.2
Health Care	11.7
Transportation	11.2
Water & Sewer	10.2
Education	6.4
Escrowed/Pre-Refunded	5.4
Others* (individually less than 5%)	10.0
100.0%
* Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $197,399,467 and $165,778,772, respectively.
Income Tax Information
The fund hereby designates approximately $1,438,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (cost $617,553,618) - See accompanying schedule		$ 649,109,616
Cash		587,749
Receivable for investments sold		1,153,691
Receivable for fund shares sold		482,985
Interest receivable		9,796,518
Prepaid expenses		3,511
Other receivables		29
Total assets		661,134,099

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,623,722
Payable for fund shares redeemed	3,036,463
Distributions payable	770,547
Accrued management fee	203,293
Distribution fees payable	216,216
Other payables and accrued expenses	99,956
Total liabilities		17,950,197

Net Assets		$ 643,183,902
Net Assets consist of:
Paid in capital		$ 609,419,246
Undistributed net investment income		63,585
Accumulated undistributed net realized gain (loss) on investments		2,145,073
Net unrealized appreciation (depreciation) on investments		31,555,998
Net Assets		$ 643,183,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,405,895 ÷ 6,723,087 shares)	$ 13.00

Maximum offering price per share (100/95.25 of $13.00)	$ 13.65
Class T: Net Asset Value and redemption price per share ($340,541,619 ÷ 26,143,616 shares)	$ 13.03

Maximum offering price per share (100/96.50 of $13.03)	$ 13.50
Class B: Net Asset Value and offering price per share ($110,852,809 ÷ 8,543,264 shares) A	$ 12.98

Class C: Net Asset Value and offering price per share ($59,423,339 ÷ 4,564,025 shares) A	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,960,240 ÷ 3,469,054 shares)	$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 31,207,103

Expenses
Management fee	$ 2,457,052
Transfer agent fees	614,129
Distribution fees	2,632,245
Accounting fees and expenses	198,483
Non-interested trustees' compensation	3,964
Custodian fees and expenses	11,599
Registration fees	84,382
Audit	45,297
Legal	6,951
Miscellaneous	8,579
Total expenses before reductions	6,062,681
Expense reductions	(51,215)	6,011,466
Net investment income (loss)		25,195,637
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,451,291
Swap agreements	(335,044)
Total net realized gain (loss)		9,116,247
Change in net unrealized appreciation (depreciation) on investment securities		(3,367,057)
Net gain (loss)		5,749,190
Net increase (decrease) in net assets resulting from operations		$ 30,944,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,195,637	$ 24,346,402
Net realized gain (loss)	9,116,247	6,471,744
Change in net unrealized appreciation (depreciation)	(3,367,057)	1,623,032
Net increase (decrease) in net assets resulting from operations	30,944,827	32,441,178
Distributions to shareholders from net investment income	(25,330,647)	(24,182,551)
Distributions to shareholders from net realized gain	(96,841)	-
Total distributions	(25,427,488)	(24,182,551)
Share transactions - net increase (decrease)	22,471,782	39,992,400
Total increase (decrease) in net assets	27,989,121	48,251,027

Net Assets
Beginning of period	615,194,781	566,943,754
End of period (including undistributed net investment income of $63,585 and undistributed net investment income of $153,350, respectively)	$ 643,183,902	$ 615,194,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Income from Investment Operations
Net investment income (loss)	.539 C	.557 C, E	.584 C	.591 C	.567
Net realized and unrealized gain (loss)	.137	.168 E	.679	.337	(.850)
Total from investment operations	.676	.725	1.263	.928	(.283)
Distributions from net investment income	(.544)	(.555)	(.583)	(.598)	(.567)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.546)	(.555)	(.583)	(.598)	(.567)
Net asset value, end of period	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Total Return A, B	5.33%	5.88%	10.72%	8.17%	(2.36)%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.69%	.69%	.72%	.72%
Expenses net of voluntary waivers, if any	.68%	.69%	.69%	.72%	.72%
Expenses net of all reductions	.68%	.67%	.62%	.72%	.72%
Net investment income (loss)	4.15%	4.41% E	4.70%	5.02%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,406	$ 67,457	$ 46,796	$ 22,780	$ 10,722
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.529 C	.546 C, E	.572 C	.583 C	.555
Net realized and unrealized gain (loss)	.144	.166 E	.679	.343	(.860)
Total from investment operations	.673	.712	1.251	.926	(.305)
Distributions from net investment income	(.531)	(.542)	(.571)	(.586)	(.555)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.533)	(.542)	(.571)	(.586)	(.555)
Net asset value, end of period	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Total Return A, B	5.30%	5.76%	10.59%	8.14%	(2.53)%
Ratios to Average Net Assets D
Expenses before expense reductions	.78%	.79%	.79%	.81%	.81%
Expenses net of voluntary waivers, if any	.78%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.77%	.77%	.72%	.81%	.81%
Net investment income (loss)	4.06%	4.31% E	4.60%	4.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,542	$ 354,030	$ 369,295	$ 340,959	$ 329,926
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Income from Investment Operations
Net investment income (loss)	.443 C	.462 C, E	.489 C	.504 C	.476
Net realized and unrealized gain (loss)	.136	.178 E	.671	.336	(.860)
Total from investment operations	.579	.640	1.160	.840	(.384)
Distributions from net investment income	(.447)	(.460)	(.490)	(.510)	(.476)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.449)	(.460)	(.490)	(.510)	(.476)
Net asset value, end of period	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Total Return A, B	4.56%	5.19%	9.83%	7.38%	(3.16)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of voluntary waivers, if any	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of all reductions	1.42%	1.41%	1.37%	1.46%	1.46%
Net investment income (loss)	3.41%	3.66% E	3.95%	4.28%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,853	$ 109,986	$ 91,687	$ 68,571	$ 63,464
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.430 C	.451 C, E	.478 C	.493 C	.465
Net realized and unrealized gain (loss)	.135	.176 E	.669	.345	(.860)
Total from investment operations	.565	.627	1.147	.838	(.395)
Distributions from net investment income	(.433)	(.447)	(.477)	(.498)	(.465)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.435)	(.447)	(.477)	(.498)	(.465)
Net asset value, end of period	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Total Return A, B	4.44%	5.06%	9.69%	7.34%	(3.24)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of voluntary waivers, if any	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of all reductions	1.52%	1.51%	1.47%	1.56%	1.56%
Net investment income (loss)	3.31%	3.57% E	3.85%	4.18%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,423	$ 52,019	$ 37,324	$ 17,120	$ 13,071
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Income from Investment Operations
Net investment income (loss)	.556 B	.573 B, D	.598 B	.604 B	.584
Net realized and unrealized gain (loss)	.139	.170 D	.682	.339	(.860)
Total from investment operations	.695	.743	1.280	.943	(.276)
Distributions from net investment income	(.563)	(.573)	(.600)	(.613)	(.584)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.565)	(.573)	(.600)	(.613)	(.584)
Net asset value, end of period	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Total Return A	5.50%	6.05%	10.91%	8.34%	(2.31)%
Ratios to Average Net Assets C
Expenses before expense reductions	.54%	.55%	.54%	.61%	.60%
Expenses net of voluntary waivers, if any	.54%	.55%	.54%	.61%	.60%
Expenses net of all reductions	.53%	.52%	.48%	.61%	.60%
Net investment income (loss)	4.30%	4.55% D	4.84%	5.13%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,960	$ 31,703	$ 21,842	$ 8,324	$ 3,431
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 34,697,510	|
Unrealized depreciation	(3,244,338)
Net unrealized appreciation (depreciation)	31,453,172
Undistributed ordinary income	1,978,360
Undistributed long-term capital gain	942,998

Cost for federal income tax purposes	$ 617,656,444

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Tax-exempt Income	$ 25,330,647	$ 24,182,551
Ordinary Income	96,841	-
Total	$ 25,427,488	$ 24,182,551

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 120,655	$ 818
Class T	0%	.25%	887,239	10,882
Class B	.65%	.25%	1,036,703	748,839
Class C	.75%	.25%	587,648	213,918
			$ 2,632,245	$ 974,457

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 107,688
Class T	44,212
Class B*	327,223
Class C*	18,013
$ 497,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 78,592.10
Class T	334,215.09
Class B	108,225.09
Class C	55,497.09
Institutional Class	37,600.10
	$ 614,129

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $27,048 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $9,574 and $41,641, respectively.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 3,352,432	$ 2,495,486
Class T	14,468,124	15,356,391
Class B	3,967,761	3,502,109
Class C	1,950,363	1,530,399
Institutional Class	1,591,967	1,298,166
Total	$ 25,330,647	$ 24,182,551
From net realized gain
Class A	$ 10,945	$ -
Class T	55,415	-
Class B	17,248	-
Class C	8,364	-
Institutional Class	4,869	-
Total	$ 96,841	$ -

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	3,901,567	2,957,378	$ 50,803,639	$ 37,394,606
Reinvestment of distributions	162,162	123,485	2,110,532	1,562,606
Shares redeemed	(2,581,581)	(1,525,410)	(33,549,091)	(19,280,229)
Net increase (decrease)	1,482,148	1,555,453	$ 19,365,080	$ 19,676,983
Class T
Shares sold	5,300,881	6,415,036	$ 69,054,270	$ 81,243,658
Reinvestment of distributions	757,344	776,628	9,873,817	9,828,135
Shares redeemed	(7,372,291)	(8,770,570)	(95,857,703)	(111,096,235)
Net increase (decrease)	(1,314,066)	(1,578,906)	$ (16,929,616)	$ (20,024,442)
Class B
Shares sold	2,246,062	3,190,931	$ 29,269,745	$ 40,478,563
Reinvestment of distributions	172,328	153,825	2,238,503	1,940,257
Shares redeemed	(2,436,595)	(2,017,544)	(31,456,462)	(25,394,417)
Net increase (decrease)	(18,205)	1,327,212	$ 51,786	$ 17,024,403
Class C
Shares sold	1,928,795	1,961,353	$ 25,207,188	$ 24,947,713
Reinvestment of distributions	97,383	78,558	1,268,933	995,258
Shares redeemed	(1,498,069)	(939,655)	(19,484,342)	(11,931,816)
Net increase (decrease)	528,109	1,100,256	$ 6,991,779	$ 14,011,155
Institutional Class
Shares sold	3,276,194	3,034,831	$ 42,752,774	$ 38,002,885
Reinvestment of distributions	31,935	20,961	414,731	264,774
Shares redeemed	(2,309,742)	(2,310,449)	(30,174,752)	(28,963,358)
Net increase (decrease)	998,387	745,343	$ 12,992,753	$ 9,304,301

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (45)

Year of Election or Appointment: 1998

Vice President of Advisor Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Advisor Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/08/03	12/05/03	$0.022
Class T	12/08/03	12/05/03	$0.022
Class B	12/08/03	12/05/03	$0.022
Class C	12/08/03	12/05/03	$0.022

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 12.56% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund
HIM-UANN-1203
1.784765.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	5.50%	5.60%	5.57%

A The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Despite late-period obstacles such as higher longer-term yields and downgrades in public finance debt, tax-exempt municipal bonds fared better than most investment-grade taxable bond sectors for the year ending October 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index advanced 5.11%. That return far outdistanced Treasury, agency, mortgage- and asset-backed securities, a gap made even wider considering the tax-equivalent yield advantage munis offer. On an absolute basis, munis fared better than all the spread sectors except corporates. Munis did well for much of the period against a backdrop of tepid economic growth, low short-term interest rates and virtually non-existent inflation. In June and July, however, munis dropped nearly 4% when a brighter economic forecast sent interest rates higher and bond prices tumbling. After rebounding in August and September on the heels of strong investor demand, munis stumbled again in October, mainly due to news of stronger-than-expected economic growth.

Fidelity Advisor Municipal Income Fund's Institutional Class shares returned 5.50%. That return compares favorably to the 4.62% return for the fund's peer group, the LipperSM General Municipal Debt Funds Average. Additionally, the fund's benchmark - the Lehman Brothers 3 Plus Year Municipal Bond Index - returned 5.36%. A number of factors worked in the fund's favor during the year, including its focus on bonds backed by fees and dedicated revenues rather than bonds backed by taxes, and its overweighting in private colleges and universities and in hospitals. The fund also benefited from underweighting state-issued bonds - particularly those issued by California and New York - which came under pressure due to the fiscal challenges faced by the states and an increase in muni bond supply. Detracting from performance was the fund's underweighting in par bonds, which sell at face value. Par bonds were in strong demand among retail investors at times, helping them to outperform premium and discount bonds, which sell above and below face value, respectively.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.0	14.0
Illinois	13.1	12.5
New York	9.9	9.8
Washington	7.9	7.9
California	6.8	5.0
Top Five Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	29.1
Electric Utilities	13.2	14.2
Health Care	11.7	14.3
Transportation	11.2	10.0
Water & Sewer	10.2	10.4
Average Years to Maturity as of October 31, 2003
		6 months ago
Years	15.0	15.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	7.5	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA 63.1%	AAA 60.5%
AA,A 27.4%	AA,A 29.1%
BBB 7.8%	BBB 7.6%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 2.0%	Not Rated 2.4%
Short-Term Investments and Net Other Assets* (0.4)%	Short-Term Investments and Net Other Assets 0.4%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
	Principal Amount	Value (Note 1)
Alabama - 0.5%
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	$ 1,610,000	$ 1,806,883
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	210,000	235,767
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	1,000,000	1,091,490
		3,134,140
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,714,486
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.25% 7/1/07 (AMBAC Insured) (e)	1,500,000	1,618,125
5.45% 7/1/09 (AMBAC Insured) (e)	1,500,000	1,592,070
		8,924,681
Arizona - 1.1%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,367,405
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,331,150
Tucson Street & Hwy. User Rev. 4.5% 7/1/07 (AMBAC Insured)	3,380,000	3,658,951
		7,357,506
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,025,300
California - 6.8%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	800,000	866,728
Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	4,041,360
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,106,110
5.875% 5/1/16	2,100,000	2,316,762
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,060,460
5.25% 2/1/11	2,300,000	2,498,743
5.25% 2/1/14	2,400,000	2,564,856
5.25% 2/1/15	1,200,000	1,271,664
5.25% 2/1/16	1,000,000	1,050,840
5.25% 2/1/20	1,300,000	1,327,118
5.25% 2/1/22	2,300,000	2,321,390
5.5% 3/1/11	3,500,000	3,860,850
5.5% 11/1/33 (a)	1,100,000	1,113,464
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	$ 175,000	$ 175,618
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	1,000,000	1,078,440
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,096,650
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,690,000	2,752,596
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	700,343
5% 1/15/16 (MBIA Insured)	400,000	422,780
5.75% 1/15/40	600,000	610,614
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,087,152
Series B, 5.75% 6/1/23	1,800,000	1,873,134
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	4,006,040
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,976,112
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,089,510
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	538,250
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	334,023
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	930,696
		44,072,303
Colorado - 2.4%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,445,775
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	1,405,000	1,342,843
0% 1/1/08 (MBIA Insured)	870,000	768,593
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,829,620
5.625% 9/1/14	1,745,000	1,974,136
Denver City & County Arpt. Rev. Series A, 7.5% 11/15/23 (Pre-Refunded to 11/15/04 @ 102) (e)(f)	430,000	466,176
Douglas County School District #RE1 Douglas & Elbert Counties Series 2002 B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,173,351
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 1,200,000	$ 1,314,564
Larimer County School District #R1 Poudre 6% 12/15/17 (FGIC Insured)	1,325,000	1,538,365
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (f)	2,275,000	1,677,517
		15,530,940
Connecticut - 0.7%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	1,000,000	1,098,090
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,139,922
		4,238,012
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (f)	150,000	170,973
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,102,300
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,652,216
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,287,740
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,574,025
		12,787,254
Florida - 2.4%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	5,000,000	5,417,400
Dade County School District 5.2% 7/15/07 (AMBAC Insured)	1,200,000	1,333,968
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	581,170
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	600,000	663,882
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,200,000	2,258,036
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/10 (MBIA Insured) (a)	$ 3,300,000	$ 3,683,658
Tampa Florida Guaranteed Entitlement Rev. 6% 10/1/08 (AMBAC Insured)	1,500,000	1,734,540
		15,672,654
Georgia - 0.6%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,000,000	1,125,220
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured)	1,085,000	1,217,652
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/09 (MBIA Insured) (a)	1,145,000	1,271,969
		3,614,841
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,641,224
Illinois - 13.1%
Chicago Board of Ed.:
Series A:
0% 12/1/14 (FGIC Insured)	1,000,000	607,730
0% 12/1/16 (FGIC Insured)	4,000,000	2,160,440
5.75% 12/1/27 (AMBAC Insured)	14,055,000	15,197,531
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,421,053
0% 1/1/24 (FGIC Insured)	6,110,000	2,059,498
0% 1/1/28 (FGIC Insured)	5,000,000	1,335,700
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,565,886
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,468,691
Series A, 5% 1/1/42 (AMBAC Insured)	1,700,000	1,686,281
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,537,455
Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	330,291
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,058,580
6.25% 1/1/09 (AMBAC Insured) (e)	3,700,000	4,148,181
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,494,080
5.5% 1/1/09 (AMBAC Insured) (e)	1,250,000	1,392,838
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	$ 1,400,000	$ 1,444,534
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,121,530
DuPage County Cmnty. High School District #108 Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,563,517
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,584,615
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/17 (AMBAC Insured)	1,980,000	2,190,395
5.5% 10/1/18 (AMBAC Insured)	2,195,000	2,419,812
5.5% 10/1/19 (AMBAC Insured)	1,000,000	1,097,950
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,736,200
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,123,270
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,092,190
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,080,700
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,137,670
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,125,242
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,023,930
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,605,270
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,637,628
6% 6/15/20	600,000	679,500
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,198,560
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/18 (FGIC Insured)	2,000,000	2,226,120
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,025,000	1,169,453
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,075,200
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	397,020
5.75% 6/15/41 (MBIA Insured)	1,000,000	1,073,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 12/15/24 (MBIA Insured)	$ 3,000,000	$ 952,470
0% 6/15/31 (MBIA Insured)	1,800,000	390,528
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (f)	975,000	820,433
0% 6/15/09 (FGIC Insured)	25,000	20,706
Series A, 0% 6/15/09 (Escrowed to Maturity) (f)	65,000	54,696
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,162,510
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,188,143
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	604,440
		84,462,007
Indiana - 1.1%
Indiana Bond Bank Rev.:
Series A, 5% 2/1/07 (MBIA Insured)	1,000,000	1,088,670
Series B, 5% 2/1/10 (MBIA Insured)	1,000,000	1,099,180
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,515,330
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	1,000,000	622,270
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,130,060
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	2,000,000	1,943,260
		7,398,770
Iowa - 0.8%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,015,598
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,168,720
		5,184,318
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (b)	1,000,000	1,064,780
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	600,000	680,910
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	$ 1,500,000	$ 1,617,075
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,552,377
5% 12/1/14 (MBIA Insured)	500,000	533,530
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,573,857
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,911,245
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,756,243
		11,690,017
Kentucky - 1.7%
Kentucky Property & Bldgs. Commission Revs.:
5.625% 9/1/13	2,170,000	2,429,489
5.625% 9/1/14	1,500,000	1,672,650
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	6,050,000	6,587,664
		10,689,803
Maine - 1.3%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,000,000	8,666,640
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (f)	2,680,000	3,083,554
Massachusetts - 3.1%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,002,920
Series A:
5.375% 3/1/19	1,000,000	1,066,600
5.75% 3/1/26	2,000,000	2,165,840
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/22	1,200,000	1,256,052
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	510,805
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A, 4.7% 12/1/03	1,000,000	1,000,140
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	$ 800,000	$ 695,664
0% 8/1/10	4,500,000	3,506,985
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,816
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,610,190
		19,826,012
Michigan - 1.9%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured) (a)	3,400,000	3,569,592
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,093,318
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,041,470
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	300,000	357,507
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,967,260
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,614,204
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,559,100
		12,202,451
Minnesota - 1.5%
Mankato Independent School District #77 Series A, 5% 2/1/13 (FSA Insured) (a)	600,000	638,706
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,828,134
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,044,270
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	1,080,000	1,116,590
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	900,000	930,735
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,177,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. 5.25% 12/1/18	$ 1,000,000	$ 1,065,600
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured) (a)	500,000	544,270
		9,345,825
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,057,167
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/08 (FSA Insured)	1,130,000	1,255,125
		2,312,292
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,120,911
Nevada - 0.9%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,036,430
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,093,350
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	526,945
Clark County School District Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	600,000	674,142
5.75% 6/15/20 (MBIA Insured)	1,000,000	1,103,760
Washoe County Gen. Oblig. 5% 9/1/10 (FSA Insured)	1,000,000	1,112,780
		5,547,407
New Jersey - 0.9%
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.625% 1/1/15 (MBIA Insured)	185,000	203,348
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (f)	715,000	823,215
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,158,760
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	557,130
6.125% 6/1/24	1,100,000	1,011,252
6.125% 6/1/42	1,600,000	1,321,696
		6,075,401
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	$ 3,970,000	$ 4,522,187
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	533,507
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	2,149,484
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,200,000	1,279,044
		8,484,222
New York - 9.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.) 5.75% 5/1/21 (FSA Insured)	1,000,000	1,108,470
Metro. Trans. Auth. Commuter Facilities Rev. Series 1997 B, 5% 7/1/20 (Escrowed to Maturity) (f)	500,000	525,835
Metro. Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,590,981
Metro. Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,000,000	3,251,760
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,023,730
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	700,000	806,407
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (f)	500,000	537,895
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	150,000	164,312
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	329,139
5% 9/1/13 (FGIC Insured)	850,000	917,822
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	654,048
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	539,965
Series E, 6% 8/1/11	500,000	549,945
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	845,000	889,253
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	8,680,000	8,893,788
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A, 6% 6/15/28	1,500,000	1,686,840
Series B:
5.75% 6/15/26	5,000,000	5,390,600
5.75% 6/15/29	5,000,000	5,373,050
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,619,295
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	$ 500,000	$ 594,345
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,625,887
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,136,770
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	900,441
4.875% 6/15/18 (Escrowed to Maturity) (f)	630,000	656,895
4.875% 6/15/20	795,000	815,885
5% 6/15/15	305,000	326,533
5% 6/15/15 (Escrowed to Maturity) (f)	395,000	430,827
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	1,500,000	1,760,970
Series D, 5.125% 6/15/19 (Escrowed to Maturity) (f)	1,000,000	1,051,270
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	551,080
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	1,000,000	1,089,240
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,102,530
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,045,430
5.25% 6/1/22 (AMBAC Insured)	1,000,000	1,039,940
5.5% 6/1/16	4,700,000	4,969,780
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (Escrowed to Maturity) (f)	500,000	554,255
		63,505,213
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	527,320
North Carolina - 3.1%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 7/1/42	3,190,000	3,230,258
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,627,125
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B:
5.875% 1/1/21 (MBIA Insured)	$ 3,050,000	$ 3,388,093
6% 1/1/06	5,820,000	6,251,029
7.25% 1/1/07	1,000,000	1,131,190
Series C:
5.5% 1/1/07	700,000	757,337
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,222,060
Series D, 6.7% 1/1/19	1,115,000	1,230,458
		19,837,550
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	1,400,000	1,579,438
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	1,005,000	1,009,382
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,134,370
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,093,730
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,560,036
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	3,000,000	3,080,040
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,093,880
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	461,972
		9,433,410
Oklahoma - 1.4%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (Pre-Refunded to 6/1/10 @ 100.5) (f)	1,000,000	1,157,380
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,594,620
6% 8/15/19 (MBIA Insured)	3,000,000	3,353,040
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,235,050
		9,340,090
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	560,620
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Oregon - continued
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	$ 1,000,000	$ 1,121,240
5.75% 8/1/19	2,080,000	2,319,034
		4,000,894
Pennsylvania - 4.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	1,000,000	1,092,580
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,083,160
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,735,153
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/14 (Pre-Refunded to 11/15/04 @ 102) (f)	2,720,000	2,887,661
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,793,265
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (f)	2,120,000	2,258,733
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,174,080
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,953,600
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,406,594
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,368,640
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,236,527
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,029,100
		26,019,093
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	1,000,000	1,083,440
Rhode Island - 0.9%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	863,336
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,887,440
		5,750,776
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
South Carolina - 1.0%
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	$ 1,750,000	$ 1,746,640
5.5% 10/1/31	2,000,000	1,977,980
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (e)	1,000,000	1,056,070
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,270,750
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	475,987
		6,527,427
Tennessee - 0.7%
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (f)	400,000	473,612
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	600,000	714,564
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,241,110
		4,429,286
Texas - 15.0%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,521,795
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,102,930
Austin Util. Sys. Rev. Series A, 0% 11/15/10 (MBIA Insured)	1,100,000	854,073
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series D, 4.25%, tender 11/1/03 (b)(e)	3,000,000	3,000,000
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,728,909
Comal Independent School District 5.75% 8/1/28	2,000,000	2,162,460
Conroe Independent School District Lot B, 0% 2/15/09	750,000	632,700
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,603,860
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,017,344
0% 2/15/16	1,400,000	788,732
5% 2/15/10	1,000,000	1,106,340
5.75% 2/15/21	1,000,000	1,095,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Del Valle Independent School District 5.5% 2/1/09	$ 1,205,000	$ 1,362,831
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,836,960
El Paso Wtr. & Swr. Rev. 5% 3/1/10 (AMBAC Insured)	1,205,000	1,335,429
Garland Independent School District:
Series A, 5% 2/15/11 (a)	575,000	632,736
5.5% 2/15/19	2,500,000	2,703,075
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,398,350
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,287,800
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,093,350
5.75% 2/15/21	1,310,000	1,370,037
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,068,240
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,452,612
Houston Independent School District 0% 8/15/13	1,300,000	853,515
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	739,260
Lewisville Independent School District 0% 8/15/19	2,340,000	1,072,258
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,189,542
5.75% 8/15/14	1,100,000	1,253,153
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series 2003 C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,067,520
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,184,880
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,772,517
Northside Independent School District 5.5% 2/15/15	2,000,000	2,209,100
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,417,696
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,361,915
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(e)	4,000,000	4,142,880
San Antonio Elec. & Gas Systems Rev.:
5.25% 2/1/07 (a)	1,000,000	1,099,090
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	75,000	84,070
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,526,366
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	991,420
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,760,000	3,512,832
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/11 (Escrowed to Maturity) (f)	$ 275,000	$ 206,278
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,139,050
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A:
0% 8/15/25 (AMBAC Insured)	2,910,000	879,693
0% 8/15/29 (AMBAC Insured)	8,000,000	1,902,080
5.5% 8/15/39 (AMBAC Insured)	3,600,000	3,797,748
5.75% 8/15/38 (AMBAC Insured)	3,000,000	3,251,880
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,714,634
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,069,670
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000,000	4,819,040
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured)	2,000,000	2,244,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,014,950
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	1,000,000	1,139,950
Yselta Independent School District 0% 8/15/09	4,065,000	3,374,844
		96,187,914
Utah - 2.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	434,292
6.5% 7/1/09 (Escrowed to Maturity) (f)	635,000	764,438
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,812,700
6% 7/1/16 (MBIA Insured)	7,000,000	7,822,080
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,269,060
		14,102,570
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,135,390
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	451,060
		1,586,450
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	430,000	446,065
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,168,947
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,351,863
5.75% 10/1/19	1,750,000	1,964,603
		5,931,478
Washington - 7.9%
Clark County School District #114 Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,383,611
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,565,760
Grant County Pub. Util. District No. 2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,842,082
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,826,992
5.5% 1/1/21 (FSA Insured)	1,615,000	1,727,808
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,160,200
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,096,080
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured) (a)	1,000,000	1,078,450
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,094,810
Tumwater School District #33 Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,087,880
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,247,200
Washington Gen. Oblig. Series 2000 A, 5.625% 7/1/24	2,000,000	2,118,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,000,000	$ 3,348,090
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,621,273
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	547,695
		50,746,791
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	912,530
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,094,270
Fond Du Lac School District 5.75% 4/1/13 (FGIC Insured)	1,300,000	1,481,675
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (Escrowed to Maturity) (f)	130,000	102,280
0% 12/1/10 (FGIC Insured)	3,370,000	2,625,163
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,502,880
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,046,760
5.75% 8/15/30	1,500,000	1,530,735
6.25% 8/15/22	600,000	640,698
		10,936,991
TOTAL MUNICIPAL BONDS (Cost $614,058,618)		645,614,616
Money Market Funds - 0.5%
	Shares
Fidelity Municipal Cash Central Fund, 1.1% (c)(d) (Cost $3,495,000)	3,495,000	3,495,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $617,553,618)		649,109,616
NET OTHER ASSETS - (0.9)%		(5,925,714)
NET ASSETS - 100%		$ 643,183,902
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.9%
Electric Utilities	13.2
Health Care	11.7
Transportation	11.2
Water & Sewer	10.2
Education	6.4
Escrowed/Pre-Refunded	5.4
Others* (individually less than 5%)	10.0
100.0%
* Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $197,399,467 and $165,778,772, respectively.
Income Tax Information
The fund hereby designates approximately $1,438,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (cost $617,553,618) - See accompanying schedule		$ 649,109,616
Cash		587,749
Receivable for investments sold		1,153,691
Receivable for fund shares sold		482,985
Interest receivable		9,796,518
Prepaid expenses		3,511
Other receivables		29
Total assets		661,134,099

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,623,722
Payable for fund shares redeemed	3,036,463
Distributions payable	770,547
Accrued management fee	203,293
Distribution fees payable	216,216
Other payables and accrued expenses	99,956
Total liabilities		17,950,197

Net Assets		$ 643,183,902
Net Assets consist of:
Paid in capital		$ 609,419,246
Undistributed net investment income		63,585
Accumulated undistributed net realized gain (loss) on investments		2,145,073
Net unrealized appreciation (depreciation) on investments		31,555,998
Net Assets		$ 643,183,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($87,405,895 ÷ 6,723,087 shares)	$ 13.00

Maximum offering price per share (100/95.25 of $13.00)	$ 13.65
Class T: Net Asset Value and redemption price per share ($340,541,619 ÷ 26,143,616 shares)	$ 13.03

Maximum offering price per share (100/96.50 of $13.03)	$ 13.50
Class B: Net Asset Value and offering price per share ($110,852,809 ÷ 8,543,264 shares) A	$ 12.98

Class C: Net Asset Value and offering price per share ($59,423,339 ÷ 4,564,025 shares) A	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,960,240 ÷ 3,469,054 shares)	$ 12.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 31,207,103

Expenses
Management fee	$ 2,457,052
Transfer agent fees	614,129
Distribution fees	2,632,245
Accounting fees and expenses	198,483
Non-interested trustees' compensation	3,964
Custodian fees and expenses	11,599
Registration fees	84,382
Audit	45,297
Legal	6,951
Miscellaneous	8,579
Total expenses before reductions	6,062,681
Expense reductions	(51,215)	6,011,466
Net investment income (loss)		25,195,637
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,451,291
Swap agreements	(335,044)
Total net realized gain (loss)		9,116,247
Change in net unrealized appreciation (depreciation) on investment securities		(3,367,057)
Net gain (loss)		5,749,190
Net increase (decrease) in net assets resulting from operations		$ 30,944,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,195,637	$ 24,346,402
Net realized gain (loss)	9,116,247	6,471,744
Change in net unrealized appreciation (depreciation)	(3,367,057)	1,623,032
Net increase (decrease) in net assets resulting from operations	30,944,827	32,441,178
Distributions to shareholders from net investment income	(25,330,647)	(24,182,551)
Distributions to shareholders from net realized gain	(96,841)	-
Total distributions	(25,427,488)	(24,182,551)
Share transactions - net increase (decrease)	22,471,782	39,992,400
Total increase (decrease) in net assets	27,989,121	48,251,027

Net Assets
Beginning of period	615,194,781	566,943,754
End of period (including undistributed net investment income of $63,585 and undistributed net investment income of $153,350, respectively)	$ 643,183,902	$ 615,194,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Income from Investment Operations
Net investment income (loss)	.539 C	.557 C, E	.584 C	.591 C	.567
Net realized and unrealized gain (loss)	.137	.168 E	.679	.337	(.850)
Total from investment operations	.676	.725	1.263	.928	(.283)
Distributions from net investment income	(.544)	(.555)	(.583)	(.598)	(.567)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.546)	(.555)	(.583)	(.598)	(.567)
Net asset value, end of period	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Total Return A, B	5.33%	5.88%	10.72%	8.17%	(2.36)%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.69%	.69%	.72%	.72%
Expenses net of voluntary waivers, if any	.68%	.69%	.69%	.72%	.72%
Expenses net of all reductions	.68%	.67%	.62%	.72%	.72%
Net investment income (loss)	4.15%	4.41% E	4.70%	5.02%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,406	$ 67,457	$ 46,796	$ 22,780	$ 10,722
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.529 C	.546 C, E	.572 C	.583 C	.555
Net realized and unrealized gain (loss)	.144	.166 E	.679	.343	(.860)
Total from investment operations	.673	.712	1.251	.926	(.305)
Distributions from net investment income	(.531)	(.542)	(.571)	(.586)	(.555)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.533)	(.542)	(.571)	(.586)	(.555)
Net asset value, end of period	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Total Return A, B	5.30%	5.76%	10.59%	8.14%	(2.53)%
Ratios to Average Net Assets D
Expenses before expense reductions	.78%	.79%	.79%	.81%	.81%
Expenses net of voluntary waivers, if any	.78%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.77%	.77%	.72%	.81%	.81%
Net investment income (loss)	4.06%	4.31% E	4.60%	4.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,542	$ 354,030	$ 369,295	$ 340,959	$ 329,926
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Income from Investment Operations
Net investment income (loss)	.443 C	.462 C, E	.489 C	.504 C	.476
Net realized and unrealized gain (loss)	.136	.178 E	.671	.336	(.860)
Total from investment operations	.579	.640	1.160	.840	(.384)
Distributions from net investment income	(.447)	(.460)	(.490)	(.510)	(.476)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.449)	(.460)	(.490)	(.510)	(.476)
Net asset value, end of period	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Total Return A, B	4.56%	5.19%	9.83%	7.38%	(3.16)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of voluntary waivers, if any	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of all reductions	1.42%	1.41%	1.37%	1.46%	1.46%
Net investment income (loss)	3.41%	3.66% E	3.95%	4.28%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,853	$ 109,986	$ 91,687	$ 68,571	$ 63,464
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.430 C	.451 C, E	.478 C	.493 C	.465
Net realized and unrealized gain (loss)	.135	.176 E	.669	.345	(.860)
Total from investment operations	.565	.627	1.147	.838	(.395)
Distributions from net investment income	(.433)	(.447)	(.477)	(.498)	(.465)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.435)	(.447)	(.477)	(.498)	(.465)
Net asset value, end of period	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Total Return A, B	4.44%	5.06%	9.69%	7.34%	(3.24)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of voluntary waivers, if any	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of all reductions	1.52%	1.51%	1.47%	1.56%	1.56%
Net investment income (loss)	3.31%	3.57% E	3.85%	4.18%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,423	$ 52,019	$ 37,324	$ 17,120	$ 13,071
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Income from Investment Operations
Net investment income (loss)	.556 B	.573 B, D	.598 B	.604 B	.584
Net realized and unrealized gain (loss)	.139	.170 D	.682	.339	(.860)
Total from investment operations	.695	.743	1.280	.943	(.276)
Distributions from net investment income	(.563)	(.573)	(.600)	(.613)	(.584)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.565)	(.573)	(.600)	(.613)	(.584)
Net asset value, end of period	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Total Return A	5.50%	6.05%	10.91%	8.34%	(2.31)%
Ratios to Average Net Assets C
Expenses before expense reductions	.54%	.55%	.54%	.61%	.60%
Expenses net of voluntary waivers, if any	.54%	.55%	.54%	.61%	.60%
Expenses net of all reductions	.53%	.52%	.48%	.61%	.60%
Net investment income (loss)	4.30%	4.55% D	4.84%	5.13%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,960	$ 31,703	$ 21,842	$ 8,324	$ 3,431
Portfolio turnover rate	26%	20%	16%	39%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 34,697,510	|
Unrealized depreciation	(3,244,338)
Net unrealized appreciation (depreciation)	31,453,172
Undistributed ordinary income	1,978,360
Undistributed long-term capital gain	942,998

Cost for federal income tax purposes	$ 617,656,444

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Tax-exempt Income	$ 25,330,647	$ 24,182,551
Ordinary Income	96,841	-
Total	$ 25,427,488	$ 24,182,551

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 120,655	$ 818
Class T	0%	.25%	887,239	10,882
Class B	.65%	.25%	1,036,703	748,839
Class C	.75%	.25%	587,648	213,918
			$ 2,632,245	$ 974,457

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 107,688
Class T	44,212
Class B*	327,223
Class C*	18,013
$ 497,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 78,592.10
Class T	334,215.09
Class B	108,225.09
Class C	55,497.09
Institutional Class	37,600.10
	$ 614,129

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $27,048 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $9,574 and $41,641, respectively.

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002
From net investment income
Class A	$ 3,352,432	$ 2,495,486
Class T	14,468,124	15,356,391
Class B	3,967,761	3,502,109
Class C	1,950,363	1,530,399
Institutional Class	1,591,967	1,298,166
Total	$ 25,330,647	$ 24,182,551
From net realized gain
Class A	$ 10,945	$ -
Class T	55,415	-
Class B	17,248	-
Class C	8,364	-
Institutional Class	4,869	-
Total	$ 96,841	$ -

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2003	2002	2003	2002
Class A
Shares sold	3,901,567	2,957,378	$ 50,803,639	$ 37,394,606
Reinvestment of distributions	162,162	123,485	2,110,532	1,562,606
Shares redeemed	(2,581,581)	(1,525,410)	(33,549,091)	(19,280,229)
Net increase (decrease)	1,482,148	1,555,453	$ 19,365,080	$ 19,676,983
Class T
Shares sold	5,300,881	6,415,036	$ 69,054,270	$ 81,243,658
Reinvestment of distributions	757,344	776,628	9,873,817	9,828,135
Shares redeemed	(7,372,291)	(8,770,570)	(95,857,703)	(111,096,235)
Net increase (decrease)	(1,314,066)	(1,578,906)	$ (16,929,616)	$ (20,024,442)
Class B
Shares sold	2,246,062	3,190,931	$ 29,269,745	$ 40,478,563
Reinvestment of distributions	172,328	153,825	2,238,503	1,940,257
Shares redeemed	(2,436,595)	(2,017,544)	(31,456,462)	(25,394,417)
Net increase (decrease)	(18,205)	1,327,212	$ 51,786	$ 17,024,403
Class C
Shares sold	1,928,795	1,961,353	$ 25,207,188	$ 24,947,713
Reinvestment of distributions	97,383	78,558	1,268,933	995,258
Shares redeemed	(1,498,069)	(939,655)	(19,484,342)	(11,931,816)
Net increase (decrease)	528,109	1,100,256	$ 6,991,779	$ 14,011,155
Institutional Class
Shares sold	3,276,194	3,034,831	$ 42,752,774	$ 38,002,885
Reinvestment of distributions	31,935	20,961	414,731	264,774
Shares redeemed	(2,309,742)	(2,310,449)	(30,174,752)	(28,963,358)
Net increase (decrease)	998,387	745,343	$ 12,992,753	$ 9,304,301

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (45)

Year of Election or Appointment: 1998

Vice President of Advisor Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Advisor Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/08/03	12/05/03	$0.022

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 12.56% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HIMI-UANN-1203
1.784766.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge) A	2.60%	5.09%	4.87%
Class T (incl. 1.50% sales charge)	2.48%	5.07%	4.88%
Class B (incl. contingent deferred sales charge) B	0.23%	4.54%	4.52%
Class C (incl. contingent deferred sales charge) C	2.19%	4.51%	4.51%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee.

B Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns between November 3, 1997 and October 9, 2002 are those of Class C, and reflect a 1.00% 12b-1 fee. Class B returns prior to November 3, 1997 are those of Class T which has a 12b-1 fee of 0.15%. If Class B's 12b-1 fee had been reflected, returns from November 3, 1997 through October 9, 2002 would have been higher and returns prior to November 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 3%, 0%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Class T on October 31, 1993, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

For the 12 months that ended October 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 4.16%, 4.04%, 3.23% and 3.19%, respectively. By comparison, the LipperSM Short Investment Grade Debt Funds Average returned 3.10%, while the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 3.26%. The fund benefited from owning corporate bonds, which staged a strong rally in the first half of the period. In particular, strong security selection and a heavy concentration in the telecommunications, cable, media and utilities industries added to returns. I reduced our stake in finance and banking, where many bonds neared what I viewed as full valuations. I redirected the proceeds into asset-backed securities (ABS) - with an emphasis on home equity ABS - as well as higher-premium mortgage bonds. Both provided attractive yields for the fund, which helped offset falling bond prices in a rising interest rate environment. Treasury bonds, which represented less than 10% of the fund's assets at period end, were weak performers as interest rates rose.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA 21.3%	AAA 18.6%
AA 3.8%	AA 5.4%
A 15.7%	A 16.2%
BBB 14.3%	BBB 14.3%
BB and Below 2.1%	BB and Below 1.5%
Not Rated 4.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.4	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	1.8	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *	As of April 30, 2003 **
Corporate Bonds 23.8%	Corporate Bonds 26.6%
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and Government Agency Obligations 32.6%
Asset-Backed Securities 25.9%	Asset-Backed Securities 20.6%
CMOs and Other Mortgage Related Securities 11.5%	CMOs and Other Mortgage Related Securities 8.8%
Other Investments 0.4%	Other Investments 0.8%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 10.6%

* Foreign investments	4.0%	** Foreign investments	4.1%
* Futures and Swaps	12.8%	** Futures and Swaps	8.8%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 650,000	$ 628,332
4.75% 1/15/08	2,250,000	2,248,157
6.9% 9/1/04	1,500,000	1,554,911
7.4% 1/20/05	400,000	422,852
7.75% 6/15/05	1,100,000	1,185,476
		6,039,728
Media - 2.5%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,206,895
6.15% 5/1/07	1,825,000	1,983,972
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,602,625
Continental Cablevision, Inc. 8.3% 5/15/06	3,200,000	3,583,453
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,174,929
7.5% 8/15/04	1,450,000	1,509,102
7.75% 8/15/06	600,000	677,362
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,385,297
Liberty Media Corp. 2.64% 9/17/06 (d)	3,000,000	3,001,740
News America, Inc. 6.625% 1/9/08	3,000,000	3,330,906
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,941,579
Time Warner, Inc. 7.75% 6/15/05	3,050,000	3,305,337
Univision Communications, Inc. 3.875% 10/15/08	500,000	493,901
		29,197,098
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	824,626
TOTAL CONSUMER DISCRETIONARY		36,061,452
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	1,510,000	1,612,858
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,464,707
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc. 5.625% 11/4/08	$ 4,000,000	$ 3,979,720
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,079,156
		6,058,876
TOTAL CONSUMER STAPLES		11,136,441
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,194,709
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	1,550,000	1,571,282
Duke Energy Field Services LLC 5.75% 11/15/06	1,600,000	1,718,840
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,429,575
Mitchell Energy & Development Corp. 6.75% 2/15/04	1,425,000	1,440,832
Pemex Project Funding Master Trust 2.65% 1/7/05 (a)(d)	1,700,000	1,708,981
		7,869,510
TOTAL ENERGY		9,064,219
FINANCIALS - 11.0%
Capital Markets - 1.7%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	659,758
Amvescap PLC:
5.9% 1/15/07	500,000	538,706
yankee 6.6% 5/15/05	600,000	638,221
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,750,000	2,690,179
4.25% 9/4/12 (d)	1,285,000	1,307,809
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	563,791
Goldman Sachs Group, Inc. 4.125% 1/15/08	2,995,000	3,057,778
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,775,000	1,905,558
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	304,363
6.25% 5/15/06	2,795,000	3,044,887
6.625% 2/5/06	120,000	130,692
7.75% 1/15/05	1,000,000	1,077,254
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	$ 1,400,000	$ 1,402,149
6.13% 5/16/06	515,000	560,224
Morgan Stanley 6.1% 4/15/06	1,800,000	1,950,772
		19,832,141
Commercial Banks - 1.0%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	455,640
Bank of America Corp.:
3.875% 1/15/08	275,000	278,954
7.125% 9/15/06	1,750,000	1,957,916
Bank One Corp. 6.5% 2/1/06	2,085,000	2,277,160
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,076,217
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,287,512
KeyCorp. 4.625% 5/16/05	1,060,000	1,104,146
Korea Development Bank 7.375% 9/17/04	810,000	848,346
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,148,140
		11,434,031
Consumer Finance - 2.4%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,155,626
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,348,991
6.875% 2/1/06	5,200,000	5,442,284
7.5% 3/15/05	600,000	630,371
General Motors Acceptance Corp.:
6.125% 2/1/07	400,000	420,032
6.125% 8/28/07	1,900,000	2,001,546
6.75% 1/15/06	4,250,000	4,531,363
7.5% 7/15/05	1,070,000	1,145,659
Household Finance Corp.:
4.625% 1/15/08	818,000	847,740
5.75% 1/30/07	1,450,000	1,565,517
Household International, Inc. 8.875% 2/15/08	2,025,000	2,291,032
John Deere Capital Corp. 1.74% 9/17/04 (d)	1,300,000	1,305,243
Washington Mutual Finance Corp. 8.25% 6/15/05	2,000,000	2,191,382
		27,876,786
Diversified Financial Services - 2.9%
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,467,561
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	$ 917,868	$ 936,013
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,417,444
8.25% 6/15/05	4,190,000	4,577,868
NiSource Finance Corp.:
3.2% 11/1/06	1,085,000	1,083,503
7.5% 11/15/03	2,100,000	2,103,396
Pemex Project Funding Master Trust 6.125% 8/15/08	2,535,000	2,664,285
Powergen US Funding LLC 4.5% 10/15/04	4,240,000	4,329,807
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,079,365
Sprint Capital Corp.:
6% 1/15/07	2,240,000	2,373,771
7.125% 1/30/06	1,925,000	2,081,293
Verizon Global Funding Corp. 6.125% 6/15/07	4,840,000	5,290,115
		33,404,421
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	581,623
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,839,903
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	528,521
		3,950,047
Real Estate - 2.3%
AMB Property LP 7.2% 12/15/05	1,000,000	1,097,117
Arden Realty LP 8.875% 3/1/05	2,045,000	2,216,946
AvalonBay Communities, Inc.:
5% 8/1/07	915,000	958,877
6.58% 2/15/04	705,000	715,003
BRE Properties, Inc. 5.95% 3/15/07	575,000	613,488
Camden Property Trust:
5.875% 6/1/07	580,000	622,892
7% 4/15/04	1,400,000	1,429,750
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,803,327
CenterPoint Properties Trust:
6.75% 4/1/05	470,000	496,868
7.125% 3/15/04	1,300,000	1,324,359
Duke Realty LP 6.875% 3/15/05	1,200,000	1,278,152
EOP Operating LP:
6.5% 1/15/04	750,000	757,003
6.625% 2/15/05	500,000	527,788
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
6.763% 6/15/07	$ 625,000	$ 690,549
7.375% 11/15/03	1,100,000	1,101,757
8.375% 3/15/06	1,500,000	1,683,075
ERP Operating LP 7.1% 6/23/04	1,700,000	1,755,826
Gables Realty LP:
5.75% 7/15/07	1,220,000	1,290,575
7.25% 2/15/06	2,200,000	2,381,095
Mack-Cali Realty LP 7% 3/15/04	615,000	627,034
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	646,084
ProLogis 6.7% 4/15/04	1,405,000	1,440,000
Vornado Realty Trust 5.625% 6/15/07	750,000	792,159
		26,249,724
Thrifts & Mortgage Finance - 0.4%
Abbey National PLC 6.69% 10/17/05	200,000	217,585
Countrywide Home Loans, Inc.:
1.62% 6/2/06 (d)	1,250,000	1,253,298
5.5% 8/1/06	1,290,000	1,376,199
5.625% 5/15/07	745,000	798,224
Washington Mutual, Inc. 7.5% 8/15/06	700,000	784,991
		4,430,297
TOTAL FINANCIALS		127,177,447
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	2,050,000	2,173,000
Raytheon Co.:
4.5% 11/15/07	1,600,000	1,604,558
6.75% 8/15/07	900,000	986,134
		4,763,692
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	867,605	929,690
FedEx Corp. 6.625% 2/12/04	900,000	912,253
		1,841,943
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,141,237
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	$ 1,005,000	$ 998,438
Tyco International Group SA yankee 6.375% 6/15/05	6,100,000	6,397,375
		7,395,813
Road & Rail - 0.1%
Union Pacific Corp. 6.34% 11/25/03	820,000	822,025
TOTAL INDUSTRIALS		15,964,710
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 6.75% 2/1/06	4,350,000	4,684,915
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
6.95% 5/15/09 (a)	855,000	946,913
8.75% 7/1/08 (a)	685,000	799,738
		1,746,651
Paper & Forest Products - 0.6%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,611,893
7.5% 2/1/08	525,000	559,061
8% 2/24/06	745,000	792,960
Weyerhaeuser Co. 5.95% 11/1/08	3,245,000	3,472,426
		6,436,340
TOTAL MATERIALS		8,182,991
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T Corp. 7% 11/15/06	3,950,000	4,374,270
British Telecommunications PLC:
2.445% 12/15/03 (d)	1,350,000	1,351,585
7.875% 12/15/05	2,200,000	2,435,937
Citizens Communications Co. 8.5% 5/15/06	1,450,000	1,637,882
France Telecom SA 8.45% 3/1/06	2,250,000	2,519,809
GTE Hawaiian Telephone Co., Inc. 7.375% 9/1/06	1,250,000	1,397,731
Telecom Italia Capital 4% 11/15/08 (a)	3,100,000	3,096,193
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	2,220,000	2,401,276
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.35% 9/15/05	$ 180,000	$ 196,260
TELUS Corp. yankee 7.5% 6/1/07	3,645,000	4,048,039
		23,458,982
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. 7.5% 5/1/07	6,190,000	6,943,131
Vodafone Group PLC yankee 7.625% 2/15/05	1,800,000	1,931,355
		8,874,486
TOTAL TELECOMMUNICATION SERVICES		32,333,468
UTILITIES - 1.6%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	1,535,000	1,591,735
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,637,681
FirstEnergy Corp. 5.5% 11/15/06	1,635,000	1,718,164
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	713,250
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	721,116
Monongahela Power Co. 5% 10/1/06	2,015,000	2,066,163
Progress Energy, Inc. 6.75% 3/1/06	1,500,000	1,632,309
Southwestern Public Service Co. 5.125% 11/1/06	650,000	690,494
Texas Utilities Electric Co. 8.25% 4/1/04	475,000	487,464
		11,258,376
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,181,067
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,492,679
Texas Eastern Transmission Corp. 5.25% 7/15/07	310,000	328,009
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	2,260,000	2,293,900
6.25% 2/1/06	530,000	543,250
		5,838,905
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp. 4.2% 10/1/08	1,140,000	1,138,610
TOTAL UTILITIES		18,235,891
TOTAL NONCONVERTIBLE BONDS (Cost $254,979,122)		262,841,534
U.S. Government and Government Agency Obligations - 10.8%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.7%
Fannie Mae 6% 5/15/08	$ 16,824,000	$ 18,628,576
Freddie Mac:
0% 3/4/04 (c)	695,000	692,456
2.875% 9/15/05	22,907,000	23,248,841
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1995-A, 6.28% 6/15/04	352,941	359,778
Private Export Funding Corp. secured 6.86% 4/30/04	95,400	97,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,027,579
U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds:
10% 5/15/10	5,021,000	5,648,038
11.75% 2/15/10	1,625,000	1,834,981
12% 8/15/13	17,526,000	24,322,110
U.S. Treasury Notes:
2% 8/31/05	22,420,000	22,521,585
3.5% 11/15/06	185,000	190,940
4.375% 5/15/07	25,400,000	26,874,394
TOTAL U.S. TREASURY OBLIGATIONS		81,392,048
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,889,542)		124,419,627
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 11.9%
5.5% 8/1/14 to 3/1/18	16,351,429	16,859,870
6.5% 5/1/09 to 1/1/33	66,443,261	69,766,384
6.5% 11/1/18 to 11/1/33 (b)	23,945,064	25,091,695
7% 4/1/07 to 5/1/33	23,786,992	25,082,247
7% 11/1/18 (b)	485,000	515,161
7.5% 5/1/12 to 10/1/14	308,178	329,267
11.5% 11/1/15	148,492	170,073
TOTAL FANNIE MAE		137,814,697
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	$ 556,784	$ 605,561
12% 11/1/19	29,167	33,146
TOTAL FREDDIE MAC		638,707
Government National Mortgage Association - 0.4%
7% 1/15/25 to 6/15/32	3,953,783	4,191,764
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $142,418,936)		142,645,168
Asset-Backed Securities - 20.3%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	351,178	351,947
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	2,270,000	2,268,268
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.46% 6/25/32 (d)	1,086,708	1,086,891
Series 2002-HE2 Class A2, 1.55% 8/25/32 (d)	1,059,755	1,061,373
Series 2003-HE1:
Class A2, 1.53% 11/25/33 (d)	3,600,000	3,600,000
Class M1 1.77% 11/25/33 (d)	430,000	430,000
Class M2, 2.82% 11/25/33 (d)	270,000	270,000
Series 2003-NC1 Class A2A, 1.54% 7/25/33 (d)	4,200,000	4,206,300
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	131,532	131,204
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	1,600,000	1,712,900
AmeriCredit Automobile Receivables Trust:
Series 1999-D Class A3, 7.02% 12/12/05	756,982	760,585
Series 2001-B Class A4, 5.37% 6/12/08	2,700,000	2,785,923
Series 2001-C Class A4, 5.01% 7/14/08	2,500,000	2,584,734
Series 2001-D Class A4 4.41% 11/12/08	2,350,000	2,414,665
Series 2002-A Class A4, 4.61% 1/12/09	3,675,000	3,825,892
Series 2002-B:
Class A3, 3.78% 2/12/07	3,880,000	3,934,582
Class A4, 4.46% 4/12/09	980,000	1,009,120
Series 2003-AM Class A4A, 3.1% 11/6/09	875,000	877,450
Series 2003-BX:
Class A3, 2.11% 8/6/07	740,000	741,786
Class A4A, 2.72% 1/6/10	1,105,000	1,092,072
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,826,109
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-DM Class A4, 2.84% 8/6/10	$ 1,580,000	$ 1,560,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.56% 2/25/33 (d)	692,514	693,785
Series 2002-AR1 Class M1, 1.83% 9/25/32 (d)	1,100,000	1,095,875
Series 2003-3 Class S, 5% 9/25/05 (f)	4,753,191	250,100
Series 2003-7 Class M1, 1.97% 8/25/33 (d)	625,000	627,097
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.45% 6/25/32 (d)	1,236,215	1,235,256
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	85,741	85,098
Series 2002-BC6 Class AIO, 6% 8/25/04 (f)	12,937,273	452,378
Series 2002-BC7:
Class AIO, 6% 9/25/04 (f)	8,750,000	348,626
Class M1, 1.92% 10/25/32 (d)	1,100,000	1,100,000
Series 2002-BC9 Class A2, 1.6% 12/25/32 (d)	986,359	989,113
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	777,998	777,979
Arcadia Automobile Receivables Trust Series 1999-C Class A3, 7.2% 6/15/07	881,029	883,003
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.57% 9/25/33 (d)	367,511	367,511
Class AV2, 1.52% 9/25/33 (d)	415,401	415,401
Class M2, 2.92% 9/25/33 (d)	3,100,000	3,100,000
Series 2003-W6 Class AV2, 1.49% 1/25/34 (b)(d)	3,800,000	3,800,000
Series 2003-W7:
Class A2, 1.51% 3/25/34 (b)(d)	2,900,000	2,900,000
Class M1, 1.81% 3/25/34 (b)(d)	2,500,000	2,500,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.39% 11/15/31 (d)	702,238	702,039
Series 2002-HE3 Class 2A, 1.52% 10/15/32 (d)	542,298	544,024
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	2,261,410	2,257,548
Series 2003-HE3 Class A2, 1.47% 6/15/33 (d)	417,897	417,234
Series 2003-HE4 Class A3, 1.34% 8/15/33 (d)	1,111,052	1,110,879
Series 2003-HE5 Class A2B, 4.5% 8/15/33	949,750	949,719
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	2,710,000	2,710,000
Associates Automobile Receivables Trust:
Series 2000-1 Class B, 7.83% 8/15/07	2,345,000	2,431,161
Series 2000-2 Class A4, 6.9% 8/15/05	971,948	982,123
Bank One Issuance Trust Series 2002-B2 Class B2, 1.46% 5/15/08 (d)	1,100,000	1,102,664
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.7% 12/25/33 (a)(d)	4,225,000	4,225,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	$ 1,145,442	$ 1,157,434
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	2,097,005	2,109,736
Series 2002-5 Class B, 2.8% 4/15/08	1,772,039	1,786,073
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,979,518
Capital One Master Trust:
Series 1999-3 Class B, 1.6% 9/15/09 (d)	1,000,000	999,462
Series 2001-1 Class B, 1.63% 12/15/10 (d)	1,700,000	1,674,500
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,431,019
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,310,075
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	1,495,000	1,499,440
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	5,715,000	5,779,294
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.46% 1/25/32 (d)	1,933,560	1,928,337
Series 2002-HE2:
Class A, 1.41% 1/25/33 (d)	541,178	540,657
Class M1, 1.82% 1/25/33 (d)	899,998	900,740
Series 2003-HE4 Class A2, 1.35% 3/25/34 (b)(d)	5,000,000	5,000,000
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(d)	2,150,000	2,148,259
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	320,212	327,386
Series 2001-A:
Class A3, 4.55% 8/15/05	531,045	534,705
Class CTFS, 5.06% 2/15/08	142,993	146,698
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	3,000,000	3,082,419
Countrywide Home Loans, Inc. Series 2002-3NIM Class NOTE, 9% 9/25/32 (a)	117,748	118,339
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	166,946	165,694
Series 2001-HE22N Class A, 8% 3/27/32	34,820	34,733
Series 2002-H10N Class A, 8% 11/27/32 (a)	1,131,329	1,114,359
Series 2002-H16N Class A, 8% 11/27/32 (a)	789,530	777,687
Series 2002-H1N Class A, 8% 8/27/32 (a)	65,606	64,950
Series 2002-H4N Class A, 8% 8/27/32 (a)	352,937	349,408
DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	388,006	388,649
Discover Card Master Trust I:
Series 1999-6 Class A, 6.85% 7/17/07	1,400,000	1,485,251
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I: - continued
Series 2001-5 Class B, 5.65% 11/15/06	$ 700,000	$ 717,869
First USA Credit Card Master Trust Series 1997-1 Class B, 1.43% 10/17/06 (d)	2,170,000	2,170,786
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,045,000	2,085,163
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	290,000	297,431
Series 2001-C Class A4, 4.83% 2/15/05	527,296	531,580
Series 2002-A Class A3A, 3.62% 1/15/06	2,967,908	2,998,407
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.77% 8/25/33 (d)	650,000	645,957
GSAMP Trust Series 2002-NC1 Class A2, 1.44% 7/25/32 (d)	875,070	874,174
Harley-Davidson Motorcycle Trust Series 2001-2 Class A1, 3.77% 4/17/06	39,068	39,106
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.47% 6/25/32 (d)	1,392,152	1,392,152
Series 2002-5 Class A3, 1.64% 5/25/33 (d)	2,562,376	2,571,350
Series 2003-3 Class A4, 1.58% 2/25/33 (d)	2,100,000	2,100,000
Series 2003-5 Class A2, 1.47% 12/25/33 (d)	3,449,402	3,458,026
Series 2003-5N Class A, 7.5% 1/27/34 (a)	200,000	199,090
Series 2003-7 Class A2, 1.5% 3/25/34 (b)(d)	4,100,000	4,100,000
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	189,173	187,281
Series 2002-3N Class A, 8% 3/25/33 (a)	418,711	410,336
Series 2002-4N Class A, 8% 5/27/33 (a)	404,271	396,186
Series 2003-2N Class A, 8% 9/27/33 (a)	608,949	596,161
Series 2003-3N Class A, 8% 9/27/33 (a)	1,448,860	1,419,882
Honda Auto Receivables Owner Trust Series 2001-2 Class A3, 4.67% 3/18/05	263,602	265,708
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	1,500,000	1,557,121
Series 2001-2 Class A4, 5.39% 8/17/08	1,000,000	1,042,996
Series 2002-2 Class A3, 2.85% 3/19/07	2,700,000	2,725,171
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.49% 12/22/31 (d)	735,740	736,445
Series 2002-3 Class A, 1.57% 7/20/32 (d)	1,138,609	1,138,315
Series 2003-1 Class A, 1.47% 10/20/32 (d)	2,807,978	2,807,976
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.45% 6/20/33 (d)	2,360,000	2,360,000
Class M, 1.72% 6/20/33 (d)	1,925,000	1,925,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	$ 1,600,000	$ 1,642,093
Series 2002-2 Class B, 1.67% 1/18/11 (d)	1,000,000	1,004,961
Series 2002-3 Class B, 2.37% 9/15/09 (d)	975,000	975,787
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	23,019	22,789
Isuzu Auto Owner Trust Series 2001-1 Class A3, 4.88% 11/22/04	159,286	160,065
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	1,100,000	1,101,760
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.67% 8/25/09 (a)(d)	1,145,094	1,144,736
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (d)	1,350,000	1,351,875
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	4,750,000	4,765,816
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,085,476
Series 2002-B2 Class B2, 1.5% 10/15/09 (d)	3,600,000	3,611,250
Series 2002-B3 Class B3, 1.52% 1/15/08 (d)	1,100,000	1,103,156
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.48% 9/15/10 (d)	1,500,000	1,504,095
Series 1998-G Class B, 1.52% 2/17/09 (d)	1,550,000	1,553,096
Series 1999-G Class A, 6.35% 12/15/06	1,000,000	1,035,079
Series 2000-L Class B, 1.62% 4/15/10 (d)	650,000	653,877
Merrill Lynch Mortgage Investments, Inc. Series 2003-HE1 Class A1, 1.57% 7/25/34 (d)	4,200,000	4,200,000
Morgan Stanley ABS Capital I, Inc. Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	233,813	233,891
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	37,896	37,919
Series 2002-AM3 Class A3, 1.61% 2/25/33 (d)	1,188,082	1,191,565
Series 2002-HE2 Class M1, 1.82% 8/25/32 (d)	1,150,000	1,150,346
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	228,139	228,241
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	153,065	153,171
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	593,988	594,229
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	107,881	107,986
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	615,000	620,687
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	443,218	443,636
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	2,001,487	2,000,948
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,668,372	1,667,719
Mortgage Asset Backed Securities Trust Series 2002-NC1 Class M1, 1.97% 10/25/32 (d)	1,600,000	1,605,250
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 5.5% 3/25/05 (f)	$ 25,823,160	$ 1,451,262
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.26% 6/15/09 (d)	3,400,000	3,400,000
Onyx Acceptance Owner Trust:
Series 2000-C Class A4, 7.26% 5/15/07	1,185,669	1,223,895
Series 2000-D Class A4, 6.85% 8/15/07	1,467,092	1,502,622
Series 2001-D Class A3, 3.63% 12/15/05	699,702	704,213
Series 2002-A Class A3, 3.75% 4/15/06	508,570	513,911
Series 2002-C:
Class A3, 3.29% 9/15/06	1,158,684	1,171,168
Class A4, 4.07% 4/15/09	970,000	1,002,770
Series 2003-D Class A3, 2.4% 12/15/07	1,685,000	1,686,580
Option One Mortgage Securities Corp. NIMS Trust:
Series 2002-2A Class CFTS, 8.83% 6/26/32 (a)	82,087	82,139
Series 2002-4 Class CTFS, 8.35% 7/25/32 (a)	115,398	114,244
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	1,600,000	1,666,692
Providian Gateway Master Trust Series 2002-B Class A, 1.82% 6/15/09 (a)(d)	1,400,000	1,409,380
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,033,866	2,008,284
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,635,779	1,627,371
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	243,750	248,781
Series 2000-1:
Class A, 7.25% 11/15/07	250,000	250,571
Class B, 7.5% 11/15/07	1,700,000	1,703,505
Series 2001-2 Class B, 1.41% 6/16/08 (d)	1,200,000	1,197,778
Series 2002-4 Class B, 1.545% 8/18/09 (d)	1,100,000	1,097,934
Series 2002-5 Class B, 2.37% 11/17/09 (d)	2,200,000	2,204,892
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	2,520,000	2,520,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.55% 9/25/34 (d)	4,200,000	4,200,000
Toyota Auto Receivables 2000-A Owner Trust Series 2000-A Class A4, 7.21% 4/15/07	1,490,734	1,511,589
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	2,600,000	2,619,500
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust Series 2002-A: - continued
Class A4, 3.24% 8/12/09	$ 1,505,000	$ 1,526,031
Wells Fargo Auto Trust Series 2001-A Class A3, 4.68% 2/15/05	151,442	152,024
TOTAL ASSET-BACKED SECURITIES (Cost $233,942,535)		234,918,790
Collateralized Mortgage Obligations - 5.3%

Private Sponsor - 1.4%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,499,272	1,523,313
Series 2002-32 Class 2A3, 5% 1/25/18	723,951	730,158
Merrill Lynch Mortgage Investments, Inc.:
floater Series 2003-A Class 2A1, 1.51% 3/25/28 (d)	3,456,774	3,454,047
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	21,327,719	339,966
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	3,695,000	3,810,180
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(f)	78,320,000	892,848
Sequoia Mortgage Trust:
floater Series 2003-5 Class A2, 1.5313% 9/20/33 (d)	1,492,606	1,489,302
Series 2003-6 Class A2, 1.5513% 11/20/33 (d)	3,390,000	3,390,000
Washington Mutual Mortgage Securities Corp. Series 2002-MS2 Class 1A32, 6.5% 4/25/32	214,118	214,854
TOTAL PRIVATE SPONSOR		15,844,668
U.S. Government Agency - 3.9%
Fannie Mae:
planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,845,000	2,916,483
Series 1993-206 Class KA, 6.5% 12/25/22	507,126	517,444
Series 1993-78 Class G, 6.5% 11/25/07	213,760	216,452
Series 1994-51 Class PH, 6.5% 1/25/23	301,769	305,763
Series 1994-63 Class PH, 7% 6/25/23	1,010,447	1,033,185
Series 1993-187 Class L, 6.5% 7/25/23	2,265,000	2,418,894
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	784,905	801,228
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,661,166
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2001-80 Class PH, 6% 12/25/27	$ 1,055,243	$ 1,066,743
Series 2002-55 Class PA, 5.5% 3/25/18	672,361	673,946
Series 2003-16 Class PA, 4.5% 11/25/09	530,000	541,246
sequential pay:
Series 2001-9 Class PB, 6.5% 5/25/27	913,733	921,692
Series 2002-28 Class VB, 6.5% 3/25/20	1,170,000	1,185,664
Series 2002-38 Class QB, 5.75% 7/25/13	1,542,217	1,546,051
Series 2003-19 Class MJ, 4.25% 5/25/30	3,871,108	3,878,347
Freddie Mac planned amortization class:
Series 2115 Class PC, 6% 5/15/11	45,579	45,572
Series 2162 Class TF, 6% 11/15/24	1,117,097	1,122,748
Series 2355 Class CD, 6.5% 6/15/30	428,011	434,444
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 32 Class TH, 7% 9/25/22	766,384	770,630
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	1,023,102	1,045,270
Series 2134 Class PC, 5.725% 4/15/11	31,366	31,350
Series 2322 Class HC, 6.5% 3/15/30	242,794	247,525
Series 2489 Class PD, 6% 2/15/31	2,525,000	2,637,517
sequential pay:
Series 2230 Class VB, 8% 2/15/16	652,082	657,030
Series 2447 Class LG, 5.5% 12/15/13	225,163	226,525
Series 2458 Class VK, 6.5% 3/15/13	2,313,087	2,427,240
Series 2489 Class MA, 5% 12/15/12	426,004	428,198
Series 1803 Class A, 6% 12/15/08	690,674	713,695
Series 2496 Class OC, 5.5% 9/15/14	10,260,000	10,665,743
Series 2628 Class AZ, 4.5% 6/15/18	2,222,284	2,222,284
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	1,383,429	1,415,046
TOTAL U.S. GOVERNMENT AGENCY		45,775,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,161,077)		61,619,789
Commercial Mortgage Securities - 8.4%
	Principal Amount	Value (Note 1)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0219% 2/3/11 (a)(d)(f)	$ 15,667,010	$ 833,595
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	521,274	561,158
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	11,395,532	752,283
Banc America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.803% 7/11/43 (a)(d)(f)	8,205,000	696,143
Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(d)(f)	52,955,000	1,911,347
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.44% 9/8/14 (a)(d)	2,100,000	2,100,656
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2002-TOP8 Class X2, 2.3371% 8/15/38 (a)(d)(f)	9,053,000	948,583
Series 2003-PWR2 Class X2, 0.721% 5/11/39 (a)(d)(f)	23,310,000	764,859
Series 2003-T12 Class X2, 0.9251% 8/13/39 (a)(d)(f)	15,835,000	566,597
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.57% 12/12/13 (a)(d)	467,326	466,829
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/30	5,500,000	6,111,511
Series 1999-2 Class A1, 7.032% 1/15/32	665,180	730,602
Series 2000-3 Class A1, 7.093% 10/15/32	1,253,742	1,383,237
COMM floater:
Series 2000-FL3A Class C, 1.88% 11/15/12 (a)(d)	2,470,000	2,452,080
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(d)	1,898,511	1,899,267
Class D, 2.37% 11/15/13 (a)(d)	1,350,000	1,348,909
Series 2002-FL6 Class G, 3.02% 6/14/14 (a)(d)	800,000	788,000
Series 2002-FL7:
Class H, 3.37% 11/15/14 (a)(d)	1,232,000	1,218,202
Class MPP, 3.52% 11/15/14 (a)(d)	850,000	850,000
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	848,590	896,456
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.07% 9/15/11 (a)(d)	700,000	693,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	794,450	834,251
Series 2000-C1 Class A1, 7.325% 4/14/62	951,203	1,045,598
Series 2000-FL1A Class A2, 1.52% 12/15/09 (a)(d)	1,044,572	1,044,650
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2001-CK3 Class A2, 6.04% 6/15/34	$ 1,050,000	$ 1,128,601
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	20,329,059	817,686
Series 2003-C3 Class ASP, 2.1423% 5/15/38 (a)(d)(f)	26,520,000	2,248,047
Series 2003-C4 Class ASP, 0.6007% 8/15/36 (a)(d)(f)	19,040,000	477,695
Series 2003-TF2A:
Class A2, 1.44% 11/15/14 (b)(d)	1,200,000	1,200,000
Class C, 1.72% 11/15/14 (b)(d)	240,000	240,000
Class E, 2.17% 11/15/14 (b)(d)	190,000	190,000
Class H, 3.12% 11/15/14 (b)(d)	235,000	235,000
Class K, 4.37% 11/15/14 (a)(b)(d)	350,000	350,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1:
Class A2, 6.538% 6/15/31	895,000	979,060
Class D, 7.231% 6/15/31	485,000	492,760
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	905,229	997,613
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,000,000	1,102,501
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	330,766	332,619
Series 1997-C2 Class A3, 6.65% 11/18/29	2,780,000	3,068,020
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	133,834	120,451
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	239,691	215,722
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(d)(f)	11,944,206	489,880
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.72% 11/15/11 (a)(d)	702,925	702,631
Class A3 1.82% 2/15/14 (a)(d)	949,480	957,184
GMAC Commercial Mortgage Securities, Inc.:
Series 2001-WTCA:
Class A1, 1.34% 9/9/15 (a)(d)	431,416	426,361
Class A2, 1.49% 9/9/15 (a)(d)	2,750,000	2,701,875
Class C, 2.22% 9/9/15 (a)(d)	2,150,000	2,066,352
Class E, 3.02% 9/9/15 (a)(d)	650,000	622,781
Class X1, 0.8% 9/1/15 (a)(f)	15,876,316	19,845
Series 2003-C2 Class X2, 0.3887% 4/10/40 (f)	56,940,000	721,601
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	$ 1,150,000	$ 1,155,391
Series 2003-C1 Class XP, 2.4429% 7/5/35 (a)(d)(f)	13,440,000	1,314,600
GS Mortgage Securities Corp. Series 2003-HE1 Class M2, 3.02% 6/20/33 (d)	1,810,000	1,811,429
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,702,574
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(d)	136,502	136,173
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	792,358	863,480
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	670,988	730,752
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(d)(f)	7,395,000	387,646
Series 2003-LN1 Class X2, 0.7861% 10/15/37 (a)(d)(f)	29,610,000	1,051,451
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	751,453	787,829
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(d)	788,585	787,485
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,422,557
Series 2003-C5 Class A2, 3.478% 7/15/27	4,605,000	4,540,383
Series 2002-C4 Class XCP, 1.6957% 10/15/35 (a)(d)(f)	13,355,000	927,518
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	14,590,000	694,513
Series 2003-C1 Class XCP, 1.6571% 12/15/36 (a)(d)(f)	7,565,000	483,882
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.36% 8/16/13 (a)(d)	1,641,635	1,641,571
Series 2002-LLFA Class A, 1.41% 6/14/17 (a)(d)	862,745	862,717
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(d)(f)	6,130,159	428,488
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	187,878	203,592
Series 1999-LIFE Class A1, 6.97% 4/15/33	734,901	805,488
Series 1997-RR:
Class B, 7.3089% 4/30/39 (a)(d)	1,079,770	1,122,615
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
Series 1997-RR:
Class C, 7.4389% 4/30/39 (a)(d)	$ 1,275,066	$ 1,341,343
Series 1999-1NYP Class F, 7.2465% 5/3/30 (a)(d)	910,000	974,968
Series 2003-IQ5 Class X2, 1.13% 4/15/38 (a)(d)(f)	10,090,000	545,261
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2.02% 8/5/14 (a)(d)	1,893,158	1,893,149
Class F, 3.27% 8/5/14 (a)(d)	2,820,204	2,820,176
Series 2003-HQ2 Class X2, 1.579% 3/12/35 (a)(d)(f)	15,050,000	1,067,602
Series 2003-TOP9 Class X2, 1.524% 11/13/36 (a)(d)(f)	8,960,000	679,697
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	800,681	879,448
Nationslink Funding Corp. sequential pay:
Series 1999-1 Class A1, 6.042% 1/20/31	514,258	539,087
Series 1999-2 Class A1C, 7.03% 6/20/31	859,473	933,468
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.92% 2/15/13 (a)(d)	1,364,000	1,344,502
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	4,780,000	4,986,588
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,555,000	1,626,642
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,937,663)		97,296,163
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	740,000	789,950
United Mexican States 4.625% 10/8/08	3,190,000	3,197,975
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,987,925
Fixed-Income Funds - 14.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $161,600,051)	1,626,147	161,752,842
Cash Equivalents - 10.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $125,862,000)	$ 125,873,224	$ 125,862,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,206,695,634)		1,215,343,838
NET OTHER ASSETS - (5.2)%		(59,852,695)
NET ASSETS - 100%		$ 1,155,491,143
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
102 Eurodollar 90 Day Index Contracts	June 2005	$ 81,335,846	$ 83,225
102 Eurodollar 90 Day Index Contracts	Sept. 2005	86,336,447	57,800
102 Eurodollar 90 Day Index Contracts	Dec. 2005	97,278,073	43,413
102 Eurodollar 90 Day Index Contracts	March 2006	90,074,905	27,838
102 Eurodollar 90 Day Index Contracts	June 2006	91,987,803	5,076
102 Eurodollar 90 Day Index Contracts	Sept. 2006	91,964,728	(79,237)
102 Eurodollar 90 Day Index Contracts	Dec. 2006	98,985,108	(94,112)
102 Eurodollar 90 Day Index Contracts	March 2007	91,960,282	48,667
			92,670
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 750,000	$ (15,526)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	400,000	3,530
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	1,600,000	28,701
TOTAL CREDIT DEFAULT SWAP		2,750,000	16,705
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3192% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2006	11,000,000	(44,305)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	21,470,000	56,640
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	18,280,000	82,335
TOTAL INTEREST RATE SWAP		50,750,000	94,670
		$ 53,500,000	$ 111,375
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,237,974 or 8.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $692,456.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,270,580,605 and $1,004,667,969, respectively, of which long-term U.S. government and government agency obligations aggregated $747,785,252 and $683,634,977, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,303,500. The weighted average interest rate was 1.3%. Interest earned from the interfund lending program amounted to $526 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,617,000 of which $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $125,862,000) (cost $1,206,695,634) - See accompanying schedule		$ 1,215,343,838
Cash		329,683
Receivable for investments sold		6,621,432
Receivable for fund shares sold		3,365,887
Interest receivable		8,558,517
Receivable for daily variation on futures contracts		33,000
Unrealized gain on swap agreements		111,375
Prepaid expenses		6,042
Total assets		1,234,369,774

Liabilities
Payable for investments purchased Regular delivery	$ 16,631,057
Delayed delivery	54,876,066
Payable for fund shares redeemed	5,867,885
Distributions payable	416,050
Accrued management fee	412,740
Distribution fees payable	422,301
Other payables and accrued expenses	252,532
Total liabilities		78,878,631

Net Assets		$ 1,155,491,143
Net Assets consist of:
Paid in capital		$ 1,164,427,662
Undistributed net investment income		1,900,936
Accumulated undistributed net realized gain (loss) on investments		(19,689,704)
Net unrealized appreciation (depreciation) on investments		8,852,249
Net Assets		$ 1,155,491,143

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($186,290,214 ÷ 19,517,027 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class T: Net Asset Value and redemption price per share ($468,931,009 ÷ 49,091,142 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class B: Net Asset Value and offering price per share ($49,352,866 ÷ 5,162,198 shares) A	$ 9.56

Class C: Net Asset Value and offering price per share ($359,778,861 ÷ 37,658,372 shares) A	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,138,193 ÷ 9,541,805 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 37,626,420
Security lending		4,582
Total income		37,631,002

Expenses
Management fee	$ 4,558,204
Transfer agent fees	1,850,399
Distribution fees	4,647,516
Accounting and security lending fees	247,552
Non-interested trustees' compensation	4,470
Custodian fees and expenses	45,274
Registration fees	187,418
Audit	53,631
Legal	7,965
Miscellaneous	9,119
Total expenses before reductions	11,611,548
Expense reductions	(9,030)	11,602,518
Net investment income (loss)		26,028,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,803,676
Futures contracts	857,562
Swap agreements	(137,101)
Total net realized gain (loss)		12,524,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,474,863)
Futures contracts	(333,915)
Swap agreements	51,702
Delayed delivery commitments	39,356
Total change in net unrealized appreciation (depreciation)		(2,717,720)
Net gain (loss)		9,806,417
Net increase (decrease) in net assets resulting from operations		$ 35,834,901

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,028,484	$ 23,776,366
Net realized gain (loss)	12,524,137	770,168
Change in net unrealized appreciation (depreciation)	(2,717,720)	398,471
Net increase (decrease) in net assets resulting from operations	35,834,901	24,945,005
Distributions to shareholders from net investment income	(27,246,649)	(24,339,852)
Share transactions - net increase (decrease)	300,204,128	375,108,953
Total increase (decrease) in net assets	308,792,380	375,714,106

Net Assets
Beginning of period	846,698,763	470,984,657
End of period (including undistributed net investment income of $1,900,936 and undistributed net investment income of $2,723,999, respectively)	$ 1,155,491,143	$ 846,698,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.261	.381F	.523	.551	.518
Net realized and unrealized gain (loss)	.128	(.034)D,F	.386	(.028)	(.233)
Total from investment operations	.389	.347	.909	.523	.285
Distributions from net investment income	(.279)	(.397)	(.539)	(.553)	(.515)
Net asset value, end of period	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Total ReturnA,B	4.16%	3.78%	10.22%	5.91%	3.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.81%	.80%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.81%	.80%	.85%	.83%	.82%
Expenses net of all reductions	.81%	.80%	.84%	.83%	.80%
Net investment income (loss)	2.74%	4.09%F	5.63%	6.05%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,290	$ 106,018	$ 38,240	$ 16,698	$ 17,835
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.261	.381F	.525	.550	.523
Net realized and unrealized gain (loss)	.118	(.036)D,F	.383	(.019)	(.238)
Total from investment operations	.379	.345	.908	.531	.285
Distributions from net investment income	(.279)	(.395)	(.538)	(.551)	(.515)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total ReturnA,B	4.04%	3.75%	10.21%	6.00%	3.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%	.82%	.85%	.84%	.84%
Expenses net of voluntary waivers, if any	.82%	.82%	.85%	.84%	.84%
Expenses net of all reductions	.82%	.82%	.85%	.83%	.83%
Net investment income (loss)	2.73%	4.07%F	5.62%	6.05%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 468,931	$ 388,495	$ 309,958	$ 279,306	$ 309,670
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss)E	.183	.281I
Net realized and unrealized gain (loss)	.120	(.234)F,I
Total from investment operations	.303	.047
Distributions from net investment income	(.203)	(.017)
Net asset value, end of period	$ 9.56	$ 9.46
Total ReturnB,C,D	3.23%	.50%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.61%	1.86%A
Expenses net of voluntary waivers, if any	1.61%	1.65%A
Expenses net of all reductions	1.61%	1.65%A
Net investment income (loss)	1.94%	3.59%A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,353	$ 3,811
Portfolio turnover rate	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.182	.304F	.448	.467	.434
Net realized and unrealized gain (loss)	.118	(.037)D,F	.383	(.021)	(.222)
Total from investment operations	.300	.267	.831	.446	.212
Distributions from net investment income	(.200)	(.317)	(.461)	(.476)	(.432)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Total ReturnA,B	3.19%	2.90%	9.30%	5.01%	2.31%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of voluntary waivers, if any	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of all reductions	1.64%	1.63%	1.68%	1.67%	1.72%
Net investment income (loss)	1.91%	3.25%F	4.80%	5.21%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,779	$ 283,046	$ 99,486	$ 50,824	$ 30,428
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)B	.278	.397E	.540	.564	.534
Net realized and unrealized gain (loss)	.119	(.034)C,E	.387	(.015)	(.236)
Total from investment operations	.397	.363	.927	.549	.298
Distributions from net investment income	(.297)	(.413)	(.557)	(.569)	(.528)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total ReturnA	4.24%	3.95%	10.43%	6.21%	3.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	.63%	.64%	.66%	.67%	.71%
Expenses net of voluntary waivers, if any	.63%	.64%	.66%	.67%	.71%
Expenses net of all reductions	.63%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.92%	4.25%E	5.81%	6.21%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,138	$ 65,330	$ 23,301	$ 7,655	$ 6,805
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,823,368	|
Unrealized depreciation	(4,308,280)
Net unrealized appreciation (depreciation)	4,515,088
Capital loss carryforward	(11,616,827)

Cost for federal income tax purposes	$ 1,210,828,750

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 27,246,649	$ 24,339,852

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 221,961	$ -
Class T	0%	.15%	678,832	19,897
Class B	.65%	.25%	269,955	194,969
Class C	.75%	.25%	3,476,768	1,865,951
			$ 4,647,516	$ 2,080,817

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 125,622
Class T	107,198
Class B*	70,625
Class C*	284,065
$ 587,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 264,029.18
Class T	839,823.19
Class B	68,388.23
Class C	556,107.16
Institutional Class	122,052.15
	$ 1,850,399

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,135,744 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,030.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002 A
From net investment income
Class A	$ 4,157,590	$ 2,835,721
Class T	13,023,102	13,908,158
Class B	541,261	3,116
Class C	7,051,516	5,924,153
Institutional Class	2,473,180	1,668,704
Total	$ 27,246,649	$ 24,339,852

A Distributions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002A	2003	2002 A
Class A
Shares sold	20,802,909	12,401,366	$ 198,897,539	$ 116,092,388
Reinvestment of distributions	344,259	233,387	3,291,947	2,185,806
Shares redeemed	(12,855,965)	(5,438,298)	(122,878,485)	(50,877,139)
Net increase (decrease)	8,291,203	7,196,455	$ 79,311,001	$ 67,401,055

Annual Report

8. Share Transactions - continued

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002A	2003	2002 A
Class T
Shares sold	37,820,298	28,672,077	$ 361,699,855	$ 268,734,836
Reinvestment of distributions	1,149,084	1,219,862	10,991,925	11,429,888
Shares redeemed	(30,982,503)	(21,422,615)	(296,311,977)	(200,548,069)
Net increase (decrease)	7,986,879	8,469,324	$ 76,379,803	$ 79,616,655
Class B
Shares sold	6,189,378	414,351	$ 59,258,449	$ 3,894,764
Reinvestment of distributions	45,938	267	440,440	2,527
Shares redeemed	(1,475,998)	(11,738)	(14,147,798)	(109,887)
Net increase (decrease)	4,759,318	402,880	$ 45,551,091	$ 3,787,404
Class C
Shares sold	23,921,233	28,343,213	$ 228,874,396	$ 265,589,128
Reinvestment of distributions	469,309	434,745	4,490,147	4,075,779
Shares redeemed	(16,674,118)	(9,309,604)	(159,470,102)	(87,172,345)
Net increase (decrease)	7,716,424	19,468,354	$ 73,894,441	$ 182,492,562
Institutional Class
Shares sold	8,171,676	7,208,504	$ 78,200,044	$ 67,548,577
Reinvestment of distributions	141,892	119,045	1,357,285	1,116,186
Shares redeemed	(5,685,068)	(2,868,304)	(54,489,537)	(26,853,486)
Net increase (decrease)	2,628,500	4,459,245	$ 25,067,792	$ 41,811,277

A Share transactions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Short Fixed-Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Short Fixed-Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Short Fixed-Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (38)

Year of Election or Appointment: 1997

Vice President of Advisor Short Fixed-Income. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Short Fixed-Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment:2003 Assistant Secretary of Advisor Short Fixed-Income . Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Short Fixed-Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Short Fixed-Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Short Fixed-Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Short Fixed-Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Short Fixed-Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Short Fixed-Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 13.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

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Annual Report

Annual Report

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFI-UANN-1203
1.784769.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Annual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.24%	5.59%	5.18%

A The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Advisor Short Fixed-Income Fund

Buoyed by low inflation and favorable interest rates, the investment-grade bond market returned 4.91% for the year ending October 31, 2003, according to the Lehman Brothers® Aggregate Bond Index. The Federal Reserve Board spurred bonds upward by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year when investors sought the highest-quality bonds. Returns suffered during the summer, though, when long-term interest rates spiked higher due to a firming economy and waning prospects for additional rate cuts. For the year overall, the Lehman Brothers Treasury Index rose 2.82%. Strong demand for yield helped all spread sectors except mortgages outpace Treasuries. It was a banner year for corporates, which rebounded from depressed levels on improved credit conditions, as well as positive economic and profit trends. Agencies, hindered by increased regulatory scrutiny, still bested Treasuries, while mortgages, hurt by faster-than-expected prepayments, slightly underperformed.

For the 12 months that ended October 31, 2003, the fund's Institutional Class shares returned 4.24%. This beat the LipperSM Short Investment Grade Debt Funds Average, which returned 3.10%, as well as the Lehman Brothers 1-3 Year Government/Credit Bond Index, which returned 3.26%. The fund benefited from owning corporate bonds, which staged a strong rally in the first half of the period. In particular, strong security selection and a heavy concentration in the telecommunications, cable, media and utilities industries added to returns. I reduced our stake in finance and banking, where many bonds neared what I viewed as full valuations. I redirected the proceeds into asset-backed securities (ABS) - with an emphasis on home equity ABS - as well as higher premium mortgage bonds. Both provided attractive yields for the fund, which helped offset falling bond prices in a rising interest rate environment. Treasury bonds, which represented less than 10% of the fund's assets at period end, were weak performers as interest rates rose.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and U.S. Government Agency Obligations 32.6%
AAA 21.3%	AAA 18.6%
AA 3.8%	AA 5.4%
A 15.7%	A 16.2%
BBB 14.3%	BBB 14.3%
BB and Below 2.1%	BB and Below 1.5%
Not Rated 4.4%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2003
6 months ago
Years	2.4	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2003
6 months ago
Years	1.8	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2003 *	As of April 30, 2003 **
Corporate Bonds 23.8%	Corporate Bonds 26.6%
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and Government Agency Obligations 32.6%
Asset-Backed Securities 25.9%	Asset-Backed Securities 20.6%
CMOs and Other Mortgage Related Securities 11.5%	CMOs and Other Mortgage Related Securities 8.8%
Other Investments 0.4%	Other Investments 0.8%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 10.6%

* Foreign investments	4.0%	** Foreign investments	4.1%
* Futures and Swaps	12.8%	** Futures and Swaps	8.8%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 650,000	$ 628,332
4.75% 1/15/08	2,250,000	2,248,157
6.9% 9/1/04	1,500,000	1,554,911
7.4% 1/20/05	400,000	422,852
7.75% 6/15/05	1,100,000	1,185,476
		6,039,728
Media - 2.5%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,206,895
6.15% 5/1/07	1,825,000	1,983,972
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,602,625
Continental Cablevision, Inc. 8.3% 5/15/06	3,200,000	3,583,453
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,174,929
7.5% 8/15/04	1,450,000	1,509,102
7.75% 8/15/06	600,000	677,362
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,385,297
Liberty Media Corp. 2.64% 9/17/06 (d)	3,000,000	3,001,740
News America, Inc. 6.625% 1/9/08	3,000,000	3,330,906
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,941,579
Time Warner, Inc. 7.75% 6/15/05	3,050,000	3,305,337
Univision Communications, Inc. 3.875% 10/15/08	500,000	493,901
		29,197,098
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	824,626
TOTAL CONSUMER DISCRETIONARY		36,061,452
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	1,510,000	1,612,858
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,464,707
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc. 5.625% 11/4/08	$ 4,000,000	$ 3,979,720
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,079,156
		6,058,876
TOTAL CONSUMER STAPLES		11,136,441
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,194,709
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	1,550,000	1,571,282
Duke Energy Field Services LLC 5.75% 11/15/06	1,600,000	1,718,840
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,429,575
Mitchell Energy & Development Corp. 6.75% 2/15/04	1,425,000	1,440,832
Pemex Project Funding Master Trust 2.65% 1/7/05 (a)(d)	1,700,000	1,708,981
		7,869,510
TOTAL ENERGY		9,064,219
FINANCIALS - 11.0%
Capital Markets - 1.7%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	659,758
Amvescap PLC:
5.9% 1/15/07	500,000	538,706
yankee 6.6% 5/15/05	600,000	638,221
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,750,000	2,690,179
4.25% 9/4/12 (d)	1,285,000	1,307,809
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	563,791
Goldman Sachs Group, Inc. 4.125% 1/15/08	2,995,000	3,057,778
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,775,000	1,905,558
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	304,363
6.25% 5/15/06	2,795,000	3,044,887
6.625% 2/5/06	120,000	130,692
7.75% 1/15/05	1,000,000	1,077,254
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	$ 1,400,000	$ 1,402,149
6.13% 5/16/06	515,000	560,224
Morgan Stanley 6.1% 4/15/06	1,800,000	1,950,772
		19,832,141
Commercial Banks - 1.0%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	455,640
Bank of America Corp.:
3.875% 1/15/08	275,000	278,954
7.125% 9/15/06	1,750,000	1,957,916
Bank One Corp. 6.5% 2/1/06	2,085,000	2,277,160
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,076,217
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,287,512
KeyCorp. 4.625% 5/16/05	1,060,000	1,104,146
Korea Development Bank 7.375% 9/17/04	810,000	848,346
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,148,140
		11,434,031
Consumer Finance - 2.4%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,155,626
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,348,991
6.875% 2/1/06	5,200,000	5,442,284
7.5% 3/15/05	600,000	630,371
General Motors Acceptance Corp.:
6.125% 2/1/07	400,000	420,032
6.125% 8/28/07	1,900,000	2,001,546
6.75% 1/15/06	4,250,000	4,531,363
7.5% 7/15/05	1,070,000	1,145,659
Household Finance Corp.:
4.625% 1/15/08	818,000	847,740
5.75% 1/30/07	1,450,000	1,565,517
Household International, Inc. 8.875% 2/15/08	2,025,000	2,291,032
John Deere Capital Corp. 1.74% 9/17/04 (d)	1,300,000	1,305,243
Washington Mutual Finance Corp. 8.25% 6/15/05	2,000,000	2,191,382
		27,876,786
Diversified Financial Services - 2.9%
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,467,561
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	$ 917,868	$ 936,013
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,417,444
8.25% 6/15/05	4,190,000	4,577,868
NiSource Finance Corp.:
3.2% 11/1/06	1,085,000	1,083,503
7.5% 11/15/03	2,100,000	2,103,396
Pemex Project Funding Master Trust 6.125% 8/15/08	2,535,000	2,664,285
Powergen US Funding LLC 4.5% 10/15/04	4,240,000	4,329,807
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,079,365
Sprint Capital Corp.:
6% 1/15/07	2,240,000	2,373,771
7.125% 1/30/06	1,925,000	2,081,293
Verizon Global Funding Corp. 6.125% 6/15/07	4,840,000	5,290,115
		33,404,421
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	581,623
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,839,903
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	528,521
		3,950,047
Real Estate - 2.3%
AMB Property LP 7.2% 12/15/05	1,000,000	1,097,117
Arden Realty LP 8.875% 3/1/05	2,045,000	2,216,946
AvalonBay Communities, Inc.:
5% 8/1/07	915,000	958,877
6.58% 2/15/04	705,000	715,003
BRE Properties, Inc. 5.95% 3/15/07	575,000	613,488
Camden Property Trust:
5.875% 6/1/07	580,000	622,892
7% 4/15/04	1,400,000	1,429,750
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,803,327
CenterPoint Properties Trust:
6.75% 4/1/05	470,000	496,868
7.125% 3/15/04	1,300,000	1,324,359
Duke Realty LP 6.875% 3/15/05	1,200,000	1,278,152
EOP Operating LP:
6.5% 1/15/04	750,000	757,003
6.625% 2/15/05	500,000	527,788
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
6.763% 6/15/07	$ 625,000	$ 690,549
7.375% 11/15/03	1,100,000	1,101,757
8.375% 3/15/06	1,500,000	1,683,075
ERP Operating LP 7.1% 6/23/04	1,700,000	1,755,826
Gables Realty LP:
5.75% 7/15/07	1,220,000	1,290,575
7.25% 2/15/06	2,200,000	2,381,095
Mack-Cali Realty LP 7% 3/15/04	615,000	627,034
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	646,084
ProLogis 6.7% 4/15/04	1,405,000	1,440,000
Vornado Realty Trust 5.625% 6/15/07	750,000	792,159
		26,249,724
Thrifts & Mortgage Finance - 0.4%
Abbey National PLC 6.69% 10/17/05	200,000	217,585
Countrywide Home Loans, Inc.:
1.62% 6/2/06 (d)	1,250,000	1,253,298
5.5% 8/1/06	1,290,000	1,376,199
5.625% 5/15/07	745,000	798,224
Washington Mutual, Inc. 7.5% 8/15/06	700,000	784,991
		4,430,297
TOTAL FINANCIALS		127,177,447
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	2,050,000	2,173,000
Raytheon Co.:
4.5% 11/15/07	1,600,000	1,604,558
6.75% 8/15/07	900,000	986,134
		4,763,692
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	867,605	929,690
FedEx Corp. 6.625% 2/12/04	900,000	912,253
		1,841,943
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,141,237
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Textron Financial Corp. 2.75% 6/1/06	$ 1,005,000	$ 998,438
Tyco International Group SA yankee 6.375% 6/15/05	6,100,000	6,397,375
		7,395,813
Road & Rail - 0.1%
Union Pacific Corp. 6.34% 11/25/03	820,000	822,025
TOTAL INDUSTRIALS		15,964,710
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 6.75% 2/1/06	4,350,000	4,684,915
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
6.95% 5/15/09 (a)	855,000	946,913
8.75% 7/1/08 (a)	685,000	799,738
		1,746,651
Paper & Forest Products - 0.6%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,611,893
7.5% 2/1/08	525,000	559,061
8% 2/24/06	745,000	792,960
Weyerhaeuser Co. 5.95% 11/1/08	3,245,000	3,472,426
		6,436,340
TOTAL MATERIALS		8,182,991
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T Corp. 7% 11/15/06	3,950,000	4,374,270
British Telecommunications PLC:
2.445% 12/15/03 (d)	1,350,000	1,351,585
7.875% 12/15/05	2,200,000	2,435,937
Citizens Communications Co. 8.5% 5/15/06	1,450,000	1,637,882
France Telecom SA 8.45% 3/1/06	2,250,000	2,519,809
GTE Hawaiian Telephone Co., Inc. 7.375% 9/1/06	1,250,000	1,397,731
Telecom Italia Capital 4% 11/15/08 (a)	3,100,000	3,096,193
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	2,220,000	2,401,276
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.35% 9/15/05	$ 180,000	$ 196,260
TELUS Corp. yankee 7.5% 6/1/07	3,645,000	4,048,039
		23,458,982
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. 7.5% 5/1/07	6,190,000	6,943,131
Vodafone Group PLC yankee 7.625% 2/15/05	1,800,000	1,931,355
		8,874,486
TOTAL TELECOMMUNICATION SERVICES		32,333,468
UTILITIES - 1.6%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	1,535,000	1,591,735
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,637,681
FirstEnergy Corp. 5.5% 11/15/06	1,635,000	1,718,164
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	713,250
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	721,116
Monongahela Power Co. 5% 10/1/06	2,015,000	2,066,163
Progress Energy, Inc. 6.75% 3/1/06	1,500,000	1,632,309
Southwestern Public Service Co. 5.125% 11/1/06	650,000	690,494
Texas Utilities Electric Co. 8.25% 4/1/04	475,000	487,464
		11,258,376
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,181,067
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,492,679
Texas Eastern Transmission Corp. 5.25% 7/15/07	310,000	328,009
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	2,260,000	2,293,900
6.25% 2/1/06	530,000	543,250
		5,838,905
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp. 4.2% 10/1/08	1,140,000	1,138,610
TOTAL UTILITIES		18,235,891
TOTAL NONCONVERTIBLE BONDS (Cost $254,979,122)		262,841,534
U.S. Government and Government Agency Obligations - 10.8%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.7%
Fannie Mae 6% 5/15/08	$ 16,824,000	$ 18,628,576
Freddie Mac:
0% 3/4/04 (c)	695,000	692,456
2.875% 9/15/05	22,907,000	23,248,841
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1995-A, 6.28% 6/15/04	352,941	359,778
Private Export Funding Corp. secured 6.86% 4/30/04	95,400	97,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		43,027,579
U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds:
10% 5/15/10	5,021,000	5,648,038
11.75% 2/15/10	1,625,000	1,834,981
12% 8/15/13	17,526,000	24,322,110
U.S. Treasury Notes:
2% 8/31/05	22,420,000	22,521,585
3.5% 11/15/06	185,000	190,940
4.375% 5/15/07	25,400,000	26,874,394
TOTAL U.S. TREASURY OBLIGATIONS		81,392,048
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,889,542)		124,419,627
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 11.9%
5.5% 8/1/14 to 3/1/18	16,351,429	16,859,870
6.5% 5/1/09 to 1/1/33	66,443,261	69,766,384
6.5% 11/1/18 to 11/1/33 (b)	23,945,064	25,091,695
7% 4/1/07 to 5/1/33	23,786,992	25,082,247
7% 11/1/18 (b)	485,000	515,161
7.5% 5/1/12 to 10/1/14	308,178	329,267
11.5% 11/1/15	148,492	170,073
TOTAL FANNIE MAE		137,814,697
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	$ 556,784	$ 605,561
12% 11/1/19	29,167	33,146
TOTAL FREDDIE MAC		638,707
Government National Mortgage Association - 0.4%
7% 1/15/25 to 6/15/32	3,953,783	4,191,764
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $142,418,936)		142,645,168
Asset-Backed Securities - 20.3%

ABSC NIMS Trust Series 2002-HE3 Class A, 7% 10/17/32 (a)	351,178	351,947
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	2,270,000	2,268,268
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.46% 6/25/32 (d)	1,086,708	1,086,891
Series 2002-HE2 Class A2, 1.55% 8/25/32 (d)	1,059,755	1,061,373
Series 2003-HE1:
Class A2, 1.53% 11/25/33 (d)	3,600,000	3,600,000
Class M1 1.77% 11/25/33 (d)	430,000	430,000
Class M2, 2.82% 11/25/33 (d)	270,000	270,000
Series 2003-NC1 Class A2A, 1.54% 7/25/33 (d)	4,200,000	4,206,300
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	131,532	131,204
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	1,600,000	1,712,900
AmeriCredit Automobile Receivables Trust:
Series 1999-D Class A3, 7.02% 12/12/05	756,982	760,585
Series 2001-B Class A4, 5.37% 6/12/08	2,700,000	2,785,923
Series 2001-C Class A4, 5.01% 7/14/08	2,500,000	2,584,734
Series 2001-D Class A4 4.41% 11/12/08	2,350,000	2,414,665
Series 2002-A Class A4, 4.61% 1/12/09	3,675,000	3,825,892
Series 2002-B:
Class A3, 3.78% 2/12/07	3,880,000	3,934,582
Class A4, 4.46% 4/12/09	980,000	1,009,120
Series 2003-AM Class A4A, 3.1% 11/6/09	875,000	877,450
Series 2003-BX:
Class A3, 2.11% 8/6/07	740,000	741,786
Class A4A, 2.72% 1/6/10	1,105,000	1,092,072
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,826,109
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-DM Class A4, 2.84% 8/6/10	$ 1,580,000	$ 1,560,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.56% 2/25/33 (d)	692,514	693,785
Series 2002-AR1 Class M1, 1.83% 9/25/32 (d)	1,100,000	1,095,875
Series 2003-3 Class S, 5% 9/25/05 (f)	4,753,191	250,100
Series 2003-7 Class M1, 1.97% 8/25/33 (d)	625,000	627,097
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.45% 6/25/32 (d)	1,236,215	1,235,256
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	85,741	85,098
Series 2002-BC6 Class AIO, 6% 8/25/04 (f)	12,937,273	452,378
Series 2002-BC7:
Class AIO, 6% 9/25/04 (f)	8,750,000	348,626
Class M1, 1.92% 10/25/32 (d)	1,100,000	1,100,000
Series 2002-BC9 Class A2, 1.6% 12/25/32 (d)	986,359	989,113
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	777,998	777,979
Arcadia Automobile Receivables Trust Series 1999-C Class A3, 7.2% 6/15/07	881,029	883,003
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.57% 9/25/33 (d)	367,511	367,511
Class AV2, 1.52% 9/25/33 (d)	415,401	415,401
Class M2, 2.92% 9/25/33 (d)	3,100,000	3,100,000
Series 2003-W6 Class AV2, 1.49% 1/25/34 (b)(d)	3,800,000	3,800,000
Series 2003-W7:
Class A2, 1.51% 3/25/34 (b)(d)	2,900,000	2,900,000
Class M1, 1.81% 3/25/34 (b)(d)	2,500,000	2,500,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.39% 11/15/31 (d)	702,238	702,039
Series 2002-HE3 Class 2A, 1.52% 10/15/32 (d)	542,298	544,024
Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	2,261,410	2,257,548
Series 2003-HE3 Class A2, 1.47% 6/15/33 (d)	417,897	417,234
Series 2003-HE4 Class A3, 1.34% 8/15/33 (d)	1,111,052	1,110,879
Series 2003-HE5 Class A2B, 4.5% 8/15/33	949,750	949,719
Series 2003-HE7 Class A3, 1.53% 12/15/33 (b)(d)	2,710,000	2,710,000
Associates Automobile Receivables Trust:
Series 2000-1 Class B, 7.83% 8/15/07	2,345,000	2,431,161
Series 2000-2 Class A4, 6.9% 8/15/05	971,948	982,123
Bank One Issuance Trust Series 2002-B2 Class B2, 1.46% 5/15/08 (d)	1,100,000	1,102,664
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.7% 12/25/33 (a)(d)	4,225,000	4,225,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	$ 1,145,442	$ 1,157,434
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	2,097,005	2,109,736
Series 2002-5 Class B, 2.8% 4/15/08	1,772,039	1,786,073
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,979,518
Capital One Master Trust:
Series 1999-3 Class B, 1.6% 9/15/09 (d)	1,000,000	999,462
Series 2001-1 Class B, 1.63% 12/15/10 (d)	1,700,000	1,674,500
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,431,019
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,310,075
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	1,495,000	1,499,440
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	5,715,000	5,779,294
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.46% 1/25/32 (d)	1,933,560	1,928,337
Series 2002-HE2:
Class A, 1.41% 1/25/33 (d)	541,178	540,657
Class M1, 1.82% 1/25/33 (d)	899,998	900,740
Series 2003-HE4 Class A2, 1.35% 3/25/34 (b)(d)	5,000,000	5,000,000
Chase Credit Card Master Trust Series 2003-6 Class B, 1.47% 2/15/11 (b)(d)	2,150,000	2,148,259
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	320,212	327,386
Series 2001-A:
Class A3, 4.55% 8/15/05	531,045	534,705
Class CTFS, 5.06% 2/15/08	142,993	146,698
Citibank Credit Card Issuance Trust Series 2001-A8 Class A8, 4.1% 12/7/06	3,000,000	3,082,419
Countrywide Home Loans, Inc. Series 2002-3NIM Class NOTE, 9% 9/25/32 (a)	117,748	118,339
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H30N Class A, 8% 7/27/32 (a)	166,946	165,694
Series 2001-HE22N Class A, 8% 3/27/32	34,820	34,733
Series 2002-H10N Class A, 8% 11/27/32 (a)	1,131,329	1,114,359
Series 2002-H16N Class A, 8% 11/27/32 (a)	789,530	777,687
Series 2002-H1N Class A, 8% 8/27/32 (a)	65,606	64,950
Series 2002-H4N Class A, 8% 8/27/32 (a)	352,937	349,408
DaimlerChrysler Auto Trust Series 2001-A Class A3, 5.16% 1/6/05	388,006	388,649
Discover Card Master Trust I:
Series 1999-6 Class A, 6.85% 7/17/07	1,400,000	1,485,251
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Discover Card Master Trust I: - continued
Series 2001-5 Class B, 5.65% 11/15/06	$ 700,000	$ 717,869
First USA Credit Card Master Trust Series 1997-1 Class B, 1.43% 10/17/06 (d)	2,170,000	2,170,786
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,045,000	2,085,163
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	290,000	297,431
Series 2001-C Class A4, 4.83% 2/15/05	527,296	531,580
Series 2002-A Class A3A, 3.62% 1/15/06	2,967,908	2,998,407
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.77% 8/25/33 (d)	650,000	645,957
GSAMP Trust Series 2002-NC1 Class A2, 1.44% 7/25/32 (d)	875,070	874,174
Harley-Davidson Motorcycle Trust Series 2001-2 Class A1, 3.77% 4/17/06	39,068	39,106
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.47% 6/25/32 (d)	1,392,152	1,392,152
Series 2002-5 Class A3, 1.64% 5/25/33 (d)	2,562,376	2,571,350
Series 2003-3 Class A4, 1.58% 2/25/33 (d)	2,100,000	2,100,000
Series 2003-5 Class A2, 1.47% 12/25/33 (d)	3,449,402	3,458,026
Series 2003-5N Class A, 7.5% 1/27/34 (a)	200,000	199,090
Series 2003-7 Class A2, 1.5% 3/25/34 (b)(d)	4,100,000	4,100,000
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (a)	189,173	187,281
Series 2002-3N Class A, 8% 3/25/33 (a)	418,711	410,336
Series 2002-4N Class A, 8% 5/27/33 (a)	404,271	396,186
Series 2003-2N Class A, 8% 9/27/33 (a)	608,949	596,161
Series 2003-3N Class A, 8% 9/27/33 (a)	1,448,860	1,419,882
Honda Auto Receivables Owner Trust Series 2001-2 Class A3, 4.67% 3/18/05	263,602	265,708
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	1,500,000	1,557,121
Series 2001-2 Class A4, 5.39% 8/17/08	1,000,000	1,042,996
Series 2002-2 Class A3, 2.85% 3/19/07	2,700,000	2,725,171
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.49% 12/22/31 (d)	735,740	736,445
Series 2002-3 Class A, 1.57% 7/20/32 (d)	1,138,609	1,138,315
Series 2003-1 Class A, 1.47% 10/20/32 (d)	2,807,978	2,807,976
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.45% 6/20/33 (d)	2,360,000	2,360,000
Class M, 1.72% 6/20/33 (d)	1,925,000	1,925,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	$ 1,600,000	$ 1,642,093
Series 2002-2 Class B, 1.67% 1/18/11 (d)	1,000,000	1,004,961
Series 2002-3 Class B, 2.37% 9/15/09 (d)	975,000	975,787
IndyMac NIMS Trust Series 2001-B Class A, 8.47% 8/25/31 (a)(d)	23,019	22,789
Isuzu Auto Owner Trust Series 2001-1 Class A3, 4.88% 11/22/04	159,286	160,065
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	1,100,000	1,101,760
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.67% 8/25/09 (a)(d)	1,145,094	1,144,736
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (d)	1,350,000	1,351,875
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	4,750,000	4,765,816
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,085,476
Series 2002-B2 Class B2, 1.5% 10/15/09 (d)	3,600,000	3,611,250
Series 2002-B3 Class B3, 1.52% 1/15/08 (d)	1,100,000	1,103,156
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.48% 9/15/10 (d)	1,500,000	1,504,095
Series 1998-G Class B, 1.52% 2/17/09 (d)	1,550,000	1,553,096
Series 1999-G Class A, 6.35% 12/15/06	1,000,000	1,035,079
Series 2000-L Class B, 1.62% 4/15/10 (d)	650,000	653,877
Merrill Lynch Mortgage Investments, Inc. Series 2003-HE1 Class A1, 1.57% 7/25/34 (d)	4,200,000	4,200,000
Morgan Stanley ABS Capital I, Inc. Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	233,813	233,891
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (a)	37,896	37,919
Series 2002-AM3 Class A3, 1.61% 2/25/33 (d)	1,188,082	1,191,565
Series 2002-HE2 Class M1, 1.82% 8/25/32 (d)	1,150,000	1,150,346
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (a)	228,139	228,241
Series 2002-NC3N Class NOTE, 9.5% 8/25/32 (a)	153,065	153,171
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	593,988	594,229
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	107,881	107,986
Series 2003-NC2 Class M2, 3.12% 2/25/33 (d)	615,000	620,687
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	443,218	443,636
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	2,001,487	2,000,948
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,668,372	1,667,719
Mortgage Asset Backed Securities Trust Series 2002-NC1 Class M1, 1.97% 10/25/32 (d)	1,600,000	1,605,250
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 5.5% 3/25/05 (f)	$ 25,823,160	$ 1,451,262
Nissan Auto Lease Trust Series 2003-A Class A3A, 1.26% 6/15/09 (d)	3,400,000	3,400,000
Onyx Acceptance Owner Trust:
Series 2000-C Class A4, 7.26% 5/15/07	1,185,669	1,223,895
Series 2000-D Class A4, 6.85% 8/15/07	1,467,092	1,502,622
Series 2001-D Class A3, 3.63% 12/15/05	699,702	704,213
Series 2002-A Class A3, 3.75% 4/15/06	508,570	513,911
Series 2002-C:
Class A3, 3.29% 9/15/06	1,158,684	1,171,168
Class A4, 4.07% 4/15/09	970,000	1,002,770
Series 2003-D Class A3, 2.4% 12/15/07	1,685,000	1,686,580
Option One Mortgage Securities Corp. NIMS Trust:
Series 2002-2A Class CFTS, 8.83% 6/26/32 (a)	82,087	82,139
Series 2002-4 Class CTFS, 8.35% 7/25/32 (a)	115,398	114,244
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	1,600,000	1,666,692
Providian Gateway Master Trust Series 2002-B Class A, 1.82% 6/15/09 (a)(d)	1,400,000	1,409,380
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,033,866	2,008,284
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,635,779	1,627,371
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	243,750	248,781
Series 2000-1:
Class A, 7.25% 11/15/07	250,000	250,571
Class B, 7.5% 11/15/07	1,700,000	1,703,505
Series 2001-2 Class B, 1.41% 6/16/08 (d)	1,200,000	1,197,778
Series 2002-4 Class B, 1.545% 8/18/09 (d)	1,100,000	1,097,934
Series 2002-5 Class B, 2.37% 11/17/09 (d)	2,200,000	2,204,892
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (a)(d)	2,520,000	2,520,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.55% 9/25/34 (d)	4,200,000	4,200,000
Toyota Auto Receivables 2000-A Owner Trust Series 2000-A Class A4, 7.21% 4/15/07	1,490,734	1,511,589
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	2,600,000	2,619,500
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Triad Auto Receivables Owner Trust Series 2002-A: - continued
Class A4, 3.24% 8/12/09	$ 1,505,000	$ 1,526,031
Wells Fargo Auto Trust Series 2001-A Class A3, 4.68% 2/15/05	151,442	152,024
TOTAL ASSET-BACKED SECURITIES (Cost $233,942,535)		234,918,790
Collateralized Mortgage Obligations - 5.3%

Private Sponsor - 1.4%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,499,272	1,523,313
Series 2002-32 Class 2A3, 5% 1/25/18	723,951	730,158
Merrill Lynch Mortgage Investments, Inc.:
floater Series 2003-A Class 2A1, 1.51% 3/25/28 (d)	3,456,774	3,454,047
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	21,327,719	339,966
Residential Asset Mortgage Products, Inc. Series 2003-SL1 Class 3A1, 7.125% 5/25/31 (b)	3,695,000	3,810,180
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/07 (a)(f)	78,320,000	892,848
Sequoia Mortgage Trust:
floater Series 2003-5 Class A2, 1.5313% 9/20/33 (d)	1,492,606	1,489,302
Series 2003-6 Class A2, 1.5513% 11/20/33 (d)	3,390,000	3,390,000
Washington Mutual Mortgage Securities Corp. Series 2002-MS2 Class 1A32, 6.5% 4/25/32	214,118	214,854
TOTAL PRIVATE SPONSOR		15,844,668
U.S. Government Agency - 3.9%
Fannie Mae:
planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,845,000	2,916,483
Series 1993-206 Class KA, 6.5% 12/25/22	507,126	517,444
Series 1993-78 Class G, 6.5% 11/25/07	213,760	216,452
Series 1994-51 Class PH, 6.5% 1/25/23	301,769	305,763
Series 1994-63 Class PH, 7% 6/25/23	1,010,447	1,033,185
Series 1993-187 Class L, 6.5% 7/25/23	2,265,000	2,418,894
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	784,905	801,228
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,661,166
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2001-80 Class PH, 6% 12/25/27	$ 1,055,243	$ 1,066,743
Series 2002-55 Class PA, 5.5% 3/25/18	672,361	673,946
Series 2003-16 Class PA, 4.5% 11/25/09	530,000	541,246
sequential pay:
Series 2001-9 Class PB, 6.5% 5/25/27	913,733	921,692
Series 2002-28 Class VB, 6.5% 3/25/20	1,170,000	1,185,664
Series 2002-38 Class QB, 5.75% 7/25/13	1,542,217	1,546,051
Series 2003-19 Class MJ, 4.25% 5/25/30	3,871,108	3,878,347
Freddie Mac planned amortization class:
Series 2115 Class PC, 6% 5/15/11	45,579	45,572
Series 2162 Class TF, 6% 11/15/24	1,117,097	1,122,748
Series 2355 Class CD, 6.5% 6/15/30	428,011	434,444
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 32 Class TH, 7% 9/25/22	766,384	770,630
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	1,023,102	1,045,270
Series 2134 Class PC, 5.725% 4/15/11	31,366	31,350
Series 2322 Class HC, 6.5% 3/15/30	242,794	247,525
Series 2489 Class PD, 6% 2/15/31	2,525,000	2,637,517
sequential pay:
Series 2230 Class VB, 8% 2/15/16	652,082	657,030
Series 2447 Class LG, 5.5% 12/15/13	225,163	226,525
Series 2458 Class VK, 6.5% 3/15/13	2,313,087	2,427,240
Series 2489 Class MA, 5% 12/15/12	426,004	428,198
Series 1803 Class A, 6% 12/15/08	690,674	713,695
Series 2496 Class OC, 5.5% 9/15/14	10,260,000	10,665,743
Series 2628 Class AZ, 4.5% 6/15/18	2,222,284	2,222,284
Ginnie Mae guaranteed REMIC pass thru securities Series 2001-53 Class TA, 6% 12/20/30	1,383,429	1,415,046
TOTAL U.S. GOVERNMENT AGENCY		45,775,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,161,077)		61,619,789
Commercial Mortgage Securities - 8.4%
	Principal Amount	Value (Note 1)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0219% 2/3/11 (a)(d)(f)	$ 15,667,010	$ 833,595
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	521,274	561,158
Series 1997-D5 Class PS1, 1.7257% 2/14/43 (d)(f)	11,395,532	752,283
Banc America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.803% 7/11/43 (a)(d)(f)	8,205,000	696,143
Series 2003-1 Class XP1, 1.475% 9/11/36 (a)(d)(f)	52,955,000	1,911,347
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.44% 9/8/14 (a)(d)	2,100,000	2,100,656
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2002-TOP8 Class X2, 2.3371% 8/15/38 (a)(d)(f)	9,053,000	948,583
Series 2003-PWR2 Class X2, 0.721% 5/11/39 (a)(d)(f)	23,310,000	764,859
Series 2003-T12 Class X2, 0.9251% 8/13/39 (a)(d)(f)	15,835,000	566,597
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.57% 12/12/13 (a)(d)	467,326	466,829
sequential pay:
Series 1998-1 Class A2, 6.56% 5/18/30	5,500,000	6,111,511
Series 1999-2 Class A1, 7.032% 1/15/32	665,180	730,602
Series 2000-3 Class A1, 7.093% 10/15/32	1,253,742	1,383,237
COMM floater:
Series 2000-FL3A Class C, 1.88% 11/15/12 (a)(d)	2,470,000	2,452,080
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(d)	1,898,511	1,899,267
Class D, 2.37% 11/15/13 (a)(d)	1,350,000	1,348,909
Series 2002-FL6 Class G, 3.02% 6/14/14 (a)(d)	800,000	788,000
Series 2002-FL7:
Class H, 3.37% 11/15/14 (a)(d)	1,232,000	1,218,202
Class MPP, 3.52% 11/15/14 (a)(d)	850,000	850,000
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	848,590	896,456
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.07% 9/15/11 (a)(d)	700,000	693,000
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	794,450	834,251
Series 2000-C1 Class A1, 7.325% 4/14/62	951,203	1,045,598
Series 2000-FL1A Class A2, 1.52% 12/15/09 (a)(d)	1,044,572	1,044,650
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2001-CK3 Class A2, 6.04% 6/15/34	$ 1,050,000	$ 1,128,601
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	20,329,059	817,686
Series 2003-C3 Class ASP, 2.1423% 5/15/38 (a)(d)(f)	26,520,000	2,248,047
Series 2003-C4 Class ASP, 0.6007% 8/15/36 (a)(d)(f)	19,040,000	477,695
Series 2003-TF2A:
Class A2, 1.44% 11/15/14 (b)(d)	1,200,000	1,200,000
Class C, 1.72% 11/15/14 (b)(d)	240,000	240,000
Class E, 2.17% 11/15/14 (b)(d)	190,000	190,000
Class H, 3.12% 11/15/14 (b)(d)	235,000	235,000
Class K, 4.37% 11/15/14 (a)(b)(d)	350,000	350,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1:
Class A2, 6.538% 6/15/31	895,000	979,060
Class D, 7.231% 6/15/31	485,000	492,760
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	905,229	997,613
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,000,000	1,102,501
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	330,766	332,619
Series 1997-C2 Class A3, 6.65% 11/18/29	2,780,000	3,068,020
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	133,834	120,451
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	239,691	215,722
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.791% 5/15/33 (a)(d)(f)	11,944,206	489,880
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.72% 11/15/11 (a)(d)	702,925	702,631
Class A3 1.82% 2/15/14 (a)(d)	949,480	957,184
GMAC Commercial Mortgage Securities, Inc.:
Series 2001-WTCA:
Class A1, 1.34% 9/9/15 (a)(d)	431,416	426,361
Class A2, 1.49% 9/9/15 (a)(d)	2,750,000	2,701,875
Class C, 2.22% 9/9/15 (a)(d)	2,150,000	2,066,352
Class E, 3.02% 9/9/15 (a)(d)	650,000	622,781
Class X1, 0.8% 9/1/15 (a)(f)	15,876,316	19,845
Series 2003-C2 Class X2, 0.3887% 4/10/40 (f)	56,940,000	721,601
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	$ 1,150,000	$ 1,155,391
Series 2003-C1 Class XP, 2.4429% 7/5/35 (a)(d)(f)	13,440,000	1,314,600
GS Mortgage Securities Corp. Series 2003-HE1 Class M2, 3.02% 6/20/33 (d)	1,810,000	1,811,429
GS Mortgage Securities Corp. II Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,702,574
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.03% 12/15/10 (a)(d)	136,502	136,173
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	792,358	863,480
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	670,988	730,752
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.3645% 7/12/35 (a)(d)(f)	7,395,000	387,646
Series 2003-LN1 Class X2, 0.7861% 10/15/37 (a)(d)(f)	29,610,000	1,051,451
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	751,453	787,829
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.2532% 2/20/30 (a)(d)	788,585	787,485
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,422,557
Series 2003-C5 Class A2, 3.478% 7/15/27	4,605,000	4,540,383
Series 2002-C4 Class XCP, 1.6957% 10/15/35 (a)(d)(f)	13,355,000	927,518
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	14,590,000	694,513
Series 2003-C1 Class XCP, 1.6571% 12/15/36 (a)(d)(f)	7,565,000	483,882
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.36% 8/16/13 (a)(d)	1,641,635	1,641,571
Series 2002-LLFA Class A, 1.41% 6/14/17 (a)(d)	862,745	862,717
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(d)(f)	6,130,159	428,488
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	187,878	203,592
Series 1999-LIFE Class A1, 6.97% 4/15/33	734,901	805,488
Series 1997-RR:
Class B, 7.3089% 4/30/39 (a)(d)	1,079,770	1,122,615
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
Series 1997-RR:
Class C, 7.4389% 4/30/39 (a)(d)	$ 1,275,066	$ 1,341,343
Series 1999-1NYP Class F, 7.2465% 5/3/30 (a)(d)	910,000	974,968
Series 2003-IQ5 Class X2, 1.13% 4/15/38 (a)(d)(f)	10,090,000	545,261
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2.02% 8/5/14 (a)(d)	1,893,158	1,893,149
Class F, 3.27% 8/5/14 (a)(d)	2,820,204	2,820,176
Series 2003-HQ2 Class X2, 1.579% 3/12/35 (a)(d)(f)	15,050,000	1,067,602
Series 2003-TOP9 Class X2, 1.524% 11/13/36 (a)(d)(f)	8,960,000	679,697
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	800,681	879,448
Nationslink Funding Corp. sequential pay:
Series 1999-1 Class A1, 6.042% 1/20/31	514,258	539,087
Series 1999-2 Class A1C, 7.03% 6/20/31	859,473	933,468
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.92% 2/15/13 (a)(d)	1,364,000	1,344,502
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	4,780,000	4,986,588
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,555,000	1,626,642
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $96,937,663)		97,296,163
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	740,000	789,950
United Mexican States 4.625% 10/8/08	3,190,000	3,197,975
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,987,925
Fixed-Income Funds - 14.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $161,600,051)	1,626,147	161,752,842
Cash Equivalents - 10.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.07%, dated 10/31/03 due 11/3/03) (Cost $125,862,000)	$ 125,873,224	$ 125,862,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,206,695,634)		1,215,343,838
NET OTHER ASSETS - (5.2)%		(59,852,695)
NET ASSETS - 100%		$ 1,155,491,143
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
102 Eurodollar 90 Day Index Contracts	June 2005	$ 81,335,846	$ 83,225
102 Eurodollar 90 Day Index Contracts	Sept. 2005	86,336,447	57,800
102 Eurodollar 90 Day Index Contracts	Dec. 2005	97,278,073	43,413
102 Eurodollar 90 Day Index Contracts	March 2006	90,074,905	27,838
102 Eurodollar 90 Day Index Contracts	June 2006	91,987,803	5,076
102 Eurodollar 90 Day Index Contracts	Sept. 2006	91,964,728	(79,237)
102 Eurodollar 90 Day Index Contracts	Dec. 2006	98,985,108	(94,112)
102 Eurodollar 90 Day Index Contracts	March 2007	91,960,282	48,667
			92,670
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 750,000	$ (15,526)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.1106% 7/25/35	August 2007	400,000	3,530
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	1,600,000	28,701
TOTAL CREDIT DEFAULT SWAP		2,750,000	16,705
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.3192% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2006	11,000,000	(44,305)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	21,470,000	56,640
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	18,280,000	82,335
TOTAL INTEREST RATE SWAP		50,750,000	94,670
		$ 53,500,000	$ 111,375
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,237,974 or 8.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $692,456.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,270,580,605 and $1,004,667,969, respectively, of which long-term U.S. government and government agency obligations aggregated $747,785,252 and $683,634,977, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,303,500. The weighted average interest rate was 1.3%. Interest earned from the interfund lending program amounted to $526 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,617,000 of which $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $125,862,000) (cost $1,206,695,634) - See accompanying schedule		$ 1,215,343,838
Cash		329,683
Receivable for investments sold		6,621,432
Receivable for fund shares sold		3,365,887
Interest receivable		8,558,517
Receivable for daily variation on futures contracts		33,000
Unrealized gain on swap agreements		111,375
Prepaid expenses		6,042
Total assets		1,234,369,774

Liabilities
Payable for investments purchased Regular delivery	$ 16,631,057
Delayed delivery	54,876,066
Payable for fund shares redeemed	5,867,885
Distributions payable	416,050
Accrued management fee	412,740
Distribution fees payable	422,301
Other payables and accrued expenses	252,532
Total liabilities		78,878,631

Net Assets		$ 1,155,491,143
Net Assets consist of:
Paid in capital		$ 1,164,427,662
Undistributed net investment income		1,900,936
Accumulated undistributed net realized gain (loss) on investments		(19,689,704)
Net unrealized appreciation (depreciation) on investments		8,852,249
Net Assets		$ 1,155,491,143

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2003
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($186,290,214 ÷ 19,517,027 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class T: Net Asset Value and redemption price per share ($468,931,009 ÷ 49,091,142 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class B: Net Asset Value and offering price per share ($49,352,866 ÷ 5,162,198 shares) A	$ 9.56

Class C: Net Asset Value and offering price per share ($359,778,861 ÷ 37,658,372 shares) A	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,138,193 ÷ 9,541,805 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2003

Investment Income
Interest		$ 37,626,420
Security lending		4,582
Total income		37,631,002

Expenses
Management fee	$ 4,558,204
Transfer agent fees	1,850,399
Distribution fees	4,647,516
Accounting and security lending fees	247,552
Non-interested trustees' compensation	4,470
Custodian fees and expenses	45,274
Registration fees	187,418
Audit	53,631
Legal	7,965
Miscellaneous	9,119
Total expenses before reductions	11,611,548
Expense reductions	(9,030)	11,602,518
Net investment income (loss)		26,028,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,803,676
Futures contracts	857,562
Swap agreements	(137,101)
Total net realized gain (loss)		12,524,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,474,863)
Futures contracts	(333,915)
Swap agreements	51,702
Delayed delivery commitments	39,356
Total change in net unrealized appreciation (depreciation)		(2,717,720)
Net gain (loss)		9,806,417
Net increase (decrease) in net assets resulting from operations		$ 35,834,901

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2003	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,028,484	$ 23,776,366
Net realized gain (loss)	12,524,137	770,168
Change in net unrealized appreciation (depreciation)	(2,717,720)	398,471
Net increase (decrease) in net assets resulting from operations	35,834,901	24,945,005
Distributions to shareholders from net investment income	(27,246,649)	(24,339,852)
Share transactions - net increase (decrease)	300,204,128	375,108,953
Total increase (decrease) in net assets	308,792,380	375,714,106

Net Assets
Beginning of period	846,698,763	470,984,657
End of period (including undistributed net investment income of $1,900,936 and undistributed net investment income of $2,723,999, respectively)	$ 1,155,491,143	$ 846,698,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.261	.381F	.523	.551	.518
Net realized and unrealized gain (loss)	.128	(.034)D,F	.386	(.028)	(.233)
Total from investment operations	.389	.347	.909	.523	.285
Distributions from net investment income	(.279)	(.397)	(.539)	(.553)	(.515)
Net asset value, end of period	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Total ReturnA,B	4.16%	3.78%	10.22%	5.91%	3.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.81%	.80%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.81%	.80%	.85%	.83%	.82%
Expenses net of all reductions	.81%	.80%	.84%	.83%	.80%
Net investment income (loss)	2.74%	4.09%F	5.63%	6.05%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,290	$ 106,018	$ 38,240	$ 16,698	$ 17,835
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.261	.381F	.525	.550	.523
Net realized and unrealized gain (loss)	.118	(.036)D,F	.383	(.019)	(.238)
Total from investment operations	.379	.345	.908	.531	.285
Distributions from net investment income	(.279)	(.395)	(.538)	(.551)	(.515)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total ReturnA,B	4.04%	3.75%	10.21%	6.00%	3.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%	.82%	.85%	.84%	.84%
Expenses net of voluntary waivers, if any	.82%	.82%	.85%	.84%	.84%
Expenses net of all reductions	.82%	.82%	.85%	.83%	.83%
Net investment income (loss)	2.73%	4.07%F	5.62%	6.05%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 468,931	$ 388,495	$ 309,958	$ 279,306	$ 309,670
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2003	2002G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss)E	.183	.281I
Net realized and unrealized gain (loss)	.120	(.234)F,I
Total from investment operations	.303	.047
Distributions from net investment income	(.203)	(.017)
Net asset value, end of period	$ 9.56	$ 9.46
Total ReturnB,C,D	3.23%	.50%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.61%	1.86%A
Expenses net of voluntary waivers, if any	1.61%	1.65%A
Expenses net of all reductions	1.61%	1.65%A
Net investment income (loss)	1.94%	3.59%A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,353	$ 3,811
Portfolio turnover rate	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Income from Investment Operations
Net investment income (loss)C	.182	.304F	.448	.467	.434
Net realized and unrealized gain (loss)	.118	(.037)D,F	.383	(.021)	(.222)
Total from investment operations	.300	.267	.831	.446	.212
Distributions from net investment income	(.200)	(.317)	(.461)	(.476)	(.432)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Total ReturnA,B	3.19%	2.90%	9.30%	5.01%	2.31%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of voluntary waivers, if any	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of all reductions	1.64%	1.63%	1.68%	1.67%	1.72%
Net investment income (loss)	1.91%	3.25%F	4.80%	5.21%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,779	$ 283,046	$ 99,486	$ 50,824	$ 30,428
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss)B	.278	.397E	.540	.564	.534
Net realized and unrealized gain (loss)	.119	(.034)C,E	.387	(.015)	(.236)
Total from investment operations	.397	.363	.927	.549	.298
Distributions from net investment income	(.297)	(.413)	(.557)	(.569)	(.528)
Net asset value, end of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total ReturnA	4.24%	3.95%	10.43%	6.21%	3.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	.63%	.64%	.66%	.67%	.71%
Expenses net of voluntary waivers, if any	.63%	.64%	.66%	.67%	.71%
Expenses net of all reductions	.63%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.92%	4.25%E	5.81%	6.21%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,138	$ 65,330	$ 23,301	$ 7,655	$ 6,805
Portfolio turnover rate	102%	111%	145%	115%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,823,368	|
Unrealized depreciation	(4,308,280)
Net unrealized appreciation (depreciation)	4,515,088
Capital loss carryforward	(11,616,827)

Cost for federal income tax purposes	$ 1,210,828,750

The tax character of distributions paid was as follows:

	October 31, 2003	October 31, 2002
Ordinary Income	$ 27,246,649	$ 24,339,852

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 221,961	$ -
Class T	0%	.15%	678,832	19,897
Class B	.65%	.25%	269,955	194,969
Class C	.75%	.25%	3,476,768	1,865,951
			$ 4,647,516	$ 2,080,817

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 125,622
Class T	107,198
Class B*	70,625
Class C*	284,065
$ 587,510

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 264,029.18
Class T	839,823.19
Class B	68,388.23
Class C	556,107.16
Institutional Class	122,052.15
	$ 1,850,399

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,135,744 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9,030.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2003	2002 A
From net investment income
Class A	$ 4,157,590	$ 2,835,721
Class T	13,023,102	13,908,158
Class B	541,261	3,116
Class C	7,051,516	5,924,153
Institutional Class	2,473,180	1,668,704
Total	$ 27,246,649	$ 24,339,852

A Distributions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002A	2003	2002 A
Class A
Shares sold	20,802,909	12,401,366	$ 198,897,539	$ 116,092,388
Reinvestment of distributions	344,259	233,387	3,291,947	2,185,806
Shares redeemed	(12,855,965)	(5,438,298)	(122,878,485)	(50,877,139)
Net increase (decrease)	8,291,203	7,196,455	$ 79,311,001	$ 67,401,055

Annual Report

8. Share Transactions - continued

	Shares Years ended October 31,		Dollars Years ended October 31,
	2003	2002A	2003	2002 A
Class T
Shares sold	37,820,298	28,672,077	$ 361,699,855	$ 268,734,836
Reinvestment of distributions	1,149,084	1,219,862	10,991,925	11,429,888
Shares redeemed	(30,982,503)	(21,422,615)	(296,311,977)	(200,548,069)
Net increase (decrease)	7,986,879	8,469,324	$ 76,379,803	$ 79,616,655
Class B
Shares sold	6,189,378	414,351	$ 59,258,449	$ 3,894,764
Reinvestment of distributions	45,938	267	440,440	2,527
Shares redeemed	(1,475,998)	(11,738)	(14,147,798)	(109,887)
Net increase (decrease)	4,759,318	402,880	$ 45,551,091	$ 3,787,404
Class C
Shares sold	23,921,233	28,343,213	$ 228,874,396	$ 265,589,128
Reinvestment of distributions	469,309	434,745	4,490,147	4,075,779
Shares redeemed	(16,674,118)	(9,309,604)	(159,470,102)	(87,172,345)
Net increase (decrease)	7,716,424	19,468,354	$ 73,894,441	$ 182,492,562
Institutional Class
Shares sold	8,171,676	7,208,504	$ 78,200,044	$ 67,548,577
Reinvestment of distributions	141,892	119,045	1,357,285	1,116,186
Shares redeemed	(5,685,068)	(2,868,304)	(54,489,537)	(26,853,486)
Net increase (decrease)	2,628,500	4,459,245	$ 25,067,792	$ 41,811,277

A Share transactions for Class B are for the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Short Fixed-Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Advisor Series II. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Advisor Series II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Advisor Short Fixed-Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Advisor Short Fixed-Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (38)

Year of Election or Appointment: 1997

Vice President of Advisor Short Fixed-Income. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Short Fixed-Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment:2003 Assistant Secretary of Advisor Short Fixed-Income . Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Short Fixed-Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Short Fixed-Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Advisor Short Fixed-Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Short Fixed-Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Short Fixed-Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Short Fixed-Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Advisor Short Fixed-Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 13.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SFII-UANN-1203
1.784770.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, October 31, 2003, the Fidelity Advisor Series II has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Advisor Series II has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 23, 2003